UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: May 31
Date of reporting period: May 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Retirement Income Fund
Class A Shares/TLRRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$53	0.50%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 12.84% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	12.84%	4.34%	6.10%

Class A Shares at maximum sales charge (Offering Price)	6.37%	3.12%	5.47%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Class A Shares at Offering Price reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315498_AR_0526 5520339

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Retirement Income Fund
Class I Shares/TLRHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.32%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 13.02% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	13.02%	4.52%	6.29%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P106_AR_0526 5520339

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Retirement Income Fund
Premier Class Shares/TPILX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.40%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 12.93% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	12.93%	4.44%	6.20%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M335_AR_0526 5520339

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Retirement Income Fund
Class R6 Shares/TLRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.25%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 13.10% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	13.10%	4.60%	6.37%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315563_AR_0526 5520339

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Retirement Income Fund
Retirement Class Shares/TLIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Retirement Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.50%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Retirement Income Fund returned 12.76% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Retirement Income Fund Composite Index, which returned 14.77%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	12.76%	4.33%	6.10%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Retirement Income Fund Composite Index	14.77%	5.22%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$395,536,057

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$1,553,159

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315480_AR_0526 5520339

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2010 Fund
Class I Shares/TCLHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.29%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2010 Fund returned 12.46% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 13.34%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 11.9% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	12.46%	4.44%	6.38%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2010 Fund Composite Index	13.34%	4.78%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$672,958,097

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$2,689,823

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P205_AR_0526 5520341

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2010 Fund
Premier Class Shares/TCTPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$34	0.32%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2010 Fund returned 12.29% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 13.34%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 11.9% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	12.29%	4.33%	6.25%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2010 Fund Composite Index	13.34%	4.78%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$672,958,097

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$2,689,823

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M434_AR_0526 5520341

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2010 Fund
Class R6 Shares/TCTIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$18	0.17%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2010 Fund returned 12.55% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 13.34%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 11.9% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	12.55%	4.51%	6.41%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2010 Fund Composite Index	13.34%	4.78%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$672,958,097

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$2,689,823

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315662_AR_0526 5520341

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2010 Fund
Retirement Class Shares/TCLEX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2010 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$45	0.42%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2010 Fund returned 12.32% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2010 Fund Composite Index, which returned 13.34%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 11.9% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	12.32%	4.25%	6.15%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2010 Fund Composite Index	13.34%	4.78%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$672,958,097

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$2,689,823

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W458_AR_0526 5520341

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2015 Fund
Class I Shares/TCNHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$34	0.32%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2015 Fund returned 12.95% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 14.66%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI All Country World Index ex USA Investable Market Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	12.95%	4.53%	6.70%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2015 Fund Composite Index	14.66%	5.25%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$934,376,707

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$3,748,293

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P304_AR_0526 5520343

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2015 Fund
Premier Class Shares/TCFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.40%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2015 Fund returned 12.87% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 14.66%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI All Country World Index ex USA Investable Market Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	12.87%	4.46%	6.60%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2015 Fund Composite Index	14.66%	5.25%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$934,376,707

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$3,748,293

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M426_AR_0526 5520343

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2015 Fund
Class R6 Shares/TCNIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.25%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2015 Fund returned 12.99% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 14.66%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI All Country World Index ex USA Investable Market Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	12.99%	4.62%	6.76%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2015 Fund Composite Index	14.66%	5.25%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$934,376,707

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$3,748,293

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315654_AR_0526 5520343

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2015 Fund
Retirement Class Shares/TCLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2015 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.50%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2015 Fund returned 12.75% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2015 Fund Composite Index, which returned 14.66%.

The Fund’s Composite Index consisted of: 34.5% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000 Index; 13.7% MSCI All Country World Index ex USA Investable Market Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	12.75%	4.36%	6.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2015 Fund Composite Index	14.66%	5.25%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$934,376,707

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$3,748,293

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W441_AR_0526 5520343

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2020 Fund
Class I Shares/TCWHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.36%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2020 Fund returned 13.98% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 15.96%.

The Fund’s Composite Index consisted of: 33.8% Bloomberg U.S. Aggregate Bond Index; 28.6% Russell 3000® Index; 15.4% MSCI All Country World Index ex USA Investable Market Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.4% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	13.98%	4.89%	7.21%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2020 Fund Composite Index	15.96%	5.74%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,998,504,066

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$8,102,906

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P403_AR_0526 5520345

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2020 Fund
Premier Class Shares/TCWPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.40%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2020 Fund returned 13.96% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 15.96%.

The Fund’s Composite Index consisted of: 33.8% Bloomberg U.S. Aggregate Bond Index; 28.6% Russell 3000® Index; 15.4% MSCI All Country World Index ex USA Investable Market Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.4% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	13.96%	4.81%	7.12%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2020 Fund Composite Index	15.96%	5.74%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,998,504,066

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$8,102,906

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M418_AR_0526 5520345

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2020 Fund
Class R6 Shares/TCWIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.25%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2020 Fund returned 14.00% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 15.96%.

The Fund’s Composite Index consisted of: 33.8% Bloomberg U.S. Aggregate Bond Index; 28.6% Russell 3000® Index; 15.4% MSCI All Country World Index ex USA Investable Market Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.4% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	14.00%	4.96%	7.27%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2020 Fund Composite Index	15.96%	5.74%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,998,504,066

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$8,102,906

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315647_AR_0526 5520345

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2020 Fund
Retirement Class Shares/TCLTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2020 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.50%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2020 Fund returned 13.77% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2020 Fund Composite Index, which returned 15.96%.

The Fund’s Composite Index consisted of: 33.8% Bloomberg U.S. Aggregate Bond Index; 28.6% Russell 3000® Index; 15.4% MSCI All Country World Index ex USA Investable Market Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.4% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Floating Rate Income Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	13.77%	4.70%	7.01%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2020 Fund Composite Index	15.96%	5.74%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,998,504,066

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$8,102,906

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W433_AR_0526 5520345

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2025 Fund
Class I Shares/TCQHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.29%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2025 Fund returned 15.17% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 17.26%.

The Fund’s Composite Index consisted of: 32.9% Bloomberg U.S. Aggregate Bond Index; 31.9% Russell 3000® Index; 17.2% MSCI All Country World Index ex USA Investable Market Index; 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	15.17%	5.34%	7.91%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2025 Fund Composite Index	17.26%	6.28%	8.49%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$3,278,463,442

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$13,215,459

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P502_AR_0526 5520348

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2025 Fund
Premier Class Shares/TCQPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.40%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2025 Fund returned 14.94% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 17.26%.

The Fund’s Composite Index consisted of: 32.9% Bloomberg U.S. Aggregate Bond Index; 31.9% Russell 3000 Index; 17.2% MSCI All Country World Index ex USA Investable Market Index; 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	14.94%	5.23%	7.80%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2025 Fund Composite Index	17.26%	6.28%	8.49%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$3,278,463,442

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$13,215,459

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M392_AR_0526 5520348

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2025 Fund
Class R6 Shares/TCYIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$27	0.25%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2025 Fund returned 15.15% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 17.26%.

The Fund’s Composite Index consisted of: 32.9% Bloomberg U.S. Aggregate Bond Index; 31.9% Russell 3000® Index; 17.2% MSCI All Country World Index ex USA Investable Market Index; 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	15.15%	5.38%	7.96%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2025 Fund Composite Index	17.26%	6.28%	8.49%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$3,278,463,442

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$13,215,459

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315639_AR_0526 5520348

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2025 Fund
Retirement Class Shares/TCLFX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2025 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$54	0.50%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2025 Fund returned 14.90% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2025 Fund Composite Index, which returned 17.26%.

The Fund’s Composite Index consisted of: 32.9% Bloomberg U.S. Aggregate Bond Index; 31.9% Russell 3000® Index; 17.2% MSCI All Country World Index ex USA Investable Market Index; 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index; and 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen Floating Rate Income Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	14.90%	5.12%	7.70%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2025 Fund Composite Index	17.26%	6.28%	8.49%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$3,278,463,442

Total number of portfolio holdings	24

Portfolio turnover (%)	29%

Total management fees paid for the year	$13,215,459

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W425_AR_0526 5520348

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2030 Fund
Class I Shares/TCHHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.27%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2030 Fund returned 16.87% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 19.27%.

The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 29.5% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	16.87%	6.03%	8.73%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2030 Fund Composite Index	19.27%	7.08%	9.38%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,540,353,936

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$17,972,834

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P601_AR_0526 5520349

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2030 Fund
Premier Class Shares/TCHPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.39%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2030 Fund returned 16.64% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 19.27%.

The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 29.5% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	16.64%	5.90%	8.61%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2030 Fund Composite Index	19.27%	7.08%	9.38%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,540,353,936

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$17,972,834

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M384_AR_0526 5520349	[

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2030 Fund
Class R6 Shares/TCRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$26	0.24%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2030 Fund returned 16.82% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 19.27%.

The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 29.5% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	16.82%	6.08%	8.78%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2030 Fund Composite Index	19.27%	7.08%	9.38%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,540,353,936

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$17,972,834

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315621_AR_0526 5520349

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2030 Fund
Retirement Class Shares/TCLNX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.49%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2030 Fund returned 16.58% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2030 Fund Composite Index, which returned 19.27%.

The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 29.5% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg Global Aggregate ex-USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Emerging Markets Debt Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Real Property Fund LP.

•
Holding the Nuveen Dividend Growth Fund.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	16.58%	5.81%	8.51%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2030 Fund Composite Index	19.27%	7.08%	9.38%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,540,353,936

Total number of portfolio holdings	24

Portfolio turnover (%)	28%

Total management fees paid for the year	$17,972,834

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W417_AR_0526 5520349

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2035 Fund
Class I Shares/TCYHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$30	0.27%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2035 Fund returned 18.72% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 21.38%.

The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 25.7% Bloomberg U.S. Aggregate Bond Index; 22.6% MSCI All Country World Index ex USA Investable Market Index; 5.0% Bloomberg Global Aggregate ex-USD Index (Hedged); 2.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Emerging Markets Debt Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	18.72%	6.79%	9.57%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2035 Fund Composite Index	21.38%	8.01%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,252,642,148

Total number of portfolio holdings	24

Portfolio turnover (%)	27%

Total management fees paid for the year	$20,452,966

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P700_AR_0526 5520350

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2035 Fund
Premier Class Shares/TCYPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.38%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2035 Fund returned 18.45% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 21.38%.

The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 25.7% Bloomberg U.S. Aggregate Bond Index; 22.6% MSCI All Country World Index ex USA Investable Market Index; 5.0% Bloomberg Global Aggregate ex-USD Index (Hedged); 2.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Emerging Markets Debt Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	18.45%	6.69%	9.48%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2035 Fund Composite Index	21.38%	8.01%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,252,642,148

Total number of portfolio holdings	24

Portfolio turnover (%)	27%

Total management fees paid for the year	$20,452,966

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M376_AR_0526 5520350

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2035 Fund
Class R6 Shares/TCIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.23%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2035 Fund returned 18.67% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 21.38%.

The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 25.7% Bloomberg U.S. Aggregate Bond Index; 22.6% MSCI All Country World Index ex USA Investable Market Index; 5.0% Bloomberg Global Aggregate ex-USD Index (Hedged); 2.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Emerging Markets Debt Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	18.67%	6.86%	9.64%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2035 Fund Composite Index	21.38%	8.01%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,252,642,148

Total number of portfolio holdings	24

Portfolio turnover (%)	27%

Total management fees paid for the year	$20,452,966

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315613_AR_0526 5520350

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2035 Fund
Retirement Class Shares/TCLRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.48%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2035 Fund returned 18.46% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2035 Fund Composite Index, which returned 21.38%.

The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 25.7% Bloomberg U.S. Aggregate Bond Index; 22.6% MSCI All Country World Index ex USA Investable Market Index; 5.0% Bloomberg Global Aggregate ex-USD Index (Hedged); 2.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Emerging Markets Debt Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen Real Property Fund LP.

•
An allocation to the Nuveen International Opportunities Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	18.46%	6.60%	9.37%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2035 Fund Composite Index	21.38%	8.01%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,252,642,148

Total number of portfolio holdings	24

Portfolio turnover (%)	27%

Total management fees paid for the year	$20,452,966

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W391_AR_0526 5520350

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2040 Fund
Class I Shares/TCZHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.26%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2040 Fund returned 21.27% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 24.47%.

The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI All Country World Index ex USA Investable Market Index; 19.3% Bloomberg U.S. Aggregate Bond Index; 4.1% Bloomberg Global Aggregate ex-USD Index (Hedged); 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	21.27%	7.84%	10.57%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2040 Fund Composite Index	24.47%	9.26%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$6,540,225,997

Total number of portfolio holdings	24

Portfolio turnover (%)	25%

Total management fees paid for the year	$25,503,055

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P809_AR_0526 5520352

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2040 Fund
Premier Class Shares/TCZPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$41	0.37%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2040 Fund returned 21.19% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 24.47%.

The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI All Country World Index ex USA Investable Market Index; 19.3% Bloomberg U.S. Aggregate Bond Index; 4.1% Bloomberg Global Aggregate ex-USD Index (Hedged); 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	21.19%	7.74%	10.45%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2040 Fund Composite Index	24.47%	9.26%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$6,540,225,997

Total number of portfolio holdings	24

Portfolio turnover (%)	25%

Total management fees paid for the year	$25,503,055

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M368_AR_0526 5520352

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2040 Fund
Class R6 Shares/TCOIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$24	0.22%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2040 Fund returned 21.29% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 24.47%.

The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI All Country World Index ex USA Investable Market Index; 19.3% Bloomberg U.S. Aggregate Bond Index; 4.1% Bloomberg Global Aggregate ex-USD Index (Hedged); 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	21.29%	7.91%	10.63%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2040 Fund Composite Index	24.47%	9.26%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$6,540,225,997

Total number of portfolio holdings	24

Portfolio turnover (%)	25%

Total management fees paid for the year	$25,503,055

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315597_AR_0526 5520352

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2040 Fund
Retirement Class Shares/TCLOX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.47%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2040 Fund returned 21.00% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2040 Fund Composite Index, which returned 24.47%.

The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI All Country World Index ex USA Investable Market Index; 19.3% Bloomberg U.S. Aggregate Bond Index; 4.1% Bloomberg Global Aggregate ex-USD Index (Hedged); 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	21.00%	7.63%	10.35%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2040 Fund Composite Index	24.47%	9.26%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$6,540,225,997

Total number of portfolio holdings	24

Portfolio turnover (%)	25%

Total management fees paid for the year	$25,503,055

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87244W383_AR_0526 5520352

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2045 Fund
Class I Shares/TTFHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.25%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2045 Fund returned 23.27% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 26.69%.

The Fund’s Composite Index consisted of: 54.9% Russell 3000® Index; 29.6% MSCI All Country World Index ex USA Investable Market Index; 12.6% Bloomberg U.S. Aggregate Bond Index; and 2.9% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	23.27%	8.51%	11.26%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2045 Fund Composite Index	26.69%	10.06%	12.17%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,992,782,632

Total number of portfolio holdings	22

Portfolio turnover (%)	26%

Total management fees paid for the year	$19,163,417

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P882_AR_0526 5520354

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2045 Fund
Premier Class Shares/TTFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$41	0.37%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2045 Fund returned 23.11% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 26.69%.

The Fund’s Composite Index consisted of: 54.9% Russell 3000® Index; 29.6% MSCI All Country World Index ex USA Investable Market Index; 12.6% Bloomberg U.S. Aggregate Bond Index; and 2.9% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	23.11%	8.41%	11.12%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2045 Fund Composite Index	26.69%	10.06%	12.17%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,992,782,632

Total number of portfolio holdings	22

Portfolio turnover (%)	26%

Total management fees paid for the year	$19,163,417

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M350_AR_0526 5520354

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2045 Fund
Class R6 Shares/TTFIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.22%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2045 Fund returned 23.23% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 26.69%.

The Fund’s Composite Index consisted of: 54.9% Russell 3000® Index; 29.6% MSCI All Country World Index ex USA Investable Market Index; 12.6% Bloomberg U.S. Aggregate Bond Index; and 2.9% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	23.23%	8.56%	11.29%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2045 Fund Composite Index	26.69%	10.06%	12.17%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,992,782,632

Total number of portfolio holdings	22

Portfolio turnover (%)	26%

Total management fees paid for the year	$19,163,417

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315589_AR_0526 5520354

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2045 Fund
Retirement Class Shares/TTFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.47%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2045 Fund returned 22.89% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2045 Fund Composite Index, which returned 26.69%.

The Fund’s Composite Index consisted of: 54.9% Russell 3000® Index; 29.6% MSCI All Country World Index ex USA Investable Market Index; 12.6% Bloomberg U.S. Aggregate Bond Index; and 2.9% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Real Property Fund LP.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	22.89%	8.29%	11.02%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2045 Fund Composite Index	26.69%	10.06%	12.17%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,992,782,632

Total number of portfolio holdings	22

Portfolio turnover (%)	26%

Total management fees paid for the year	$19,163,417

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315522_AR_0526 5520354

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2050 Fund
Class I Shares/TFTHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.25%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2050 Fund returned 24.34% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 27.86%.

The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI All Country World Index ex USA Investable Market Index; 8.6% Bloomberg U.S. Aggregate Bond Index; and 2.1% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	24.34%	8.86%	11.52%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2050 Fund Composite Index	27.86%	10.44%	12.46%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,112,915,659

Total number of portfolio holdings	22

Portfolio turnover (%)	24%

Total management fees paid for the year	$15,614,924

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P874_AR_0526 5520356

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2050 Fund
Premier Class Shares/TCLPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$41	0.37%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2050 Fund returned 24.15% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 27.86%.

The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI All Country World Index ex USA Investable Market Index; 8.6% Bloomberg U.S. Aggregate Bond Index; and 2.1% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	24.15%	8.74%	11.38%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2050 Fund Composite Index	27.86%	10.44%	12.46%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,112,915,659

Total number of portfolio holdings	22

Portfolio turnover (%)	24%

Total management fees paid for the year	$15,614,924

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M343_AR_0526 5520356

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2050 Fund
Class R6 Shares/TFTIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.22%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2050 Fund returned 24.29% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 27.86%.

The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI All Country World Index ex USA Investable Market Index; 8.6% Bloomberg U.S. Aggregate Bond Index; and 2.1% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	24.29%	8.90%	11.55%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2050 Fund Composite Index	27.86%	10.44%	12.46%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,112,915,659

Total number of portfolio holdings	22

Portfolio turnover (%)	24%

Total management fees paid for the year	$15,614,924

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315571_AR_0526 5520356

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2050 Fund
Retirement Class Shares/TLFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.47%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2050 Fund returned 24.05% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2050 Fund Composite Index, which returned 27.86%.

The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI All Country World Index ex USA Investable Market Index; 8.6% Bloomberg U.S. Aggregate Bond Index; and 2.1% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	24.05%	8.64%	11.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2050 Fund Composite Index	27.86%	10.44%	12.46%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$4,112,915,659

Total number of portfolio holdings	22

Portfolio turnover (%)	24%

Total management fees paid for the year	$15,614,924

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

886315514_AR_0526 5520356

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2055 Fund
Class I Shares/TTRHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.25%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2055 Fund returned 24.62% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 28.26%.

The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI All Country World Index ex USA Investable Market Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	24.62%	8.98%	11.63%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2055 Fund Composite Index	28.26%	10.59%	12.61%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$2,249,927,093

Total number of portfolio holdings	21

Portfolio turnover (%)	23%

Total management fees paid for the year	$8,429,471

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P866_AR_0526 5520358

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2055 Fund
Premier Class Shares/TTRPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.37%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2055 Fund returned 24.41% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 28.26%.

The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI All Country World Index ex USA Investable Market Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	24.41%	8.86%	11.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2055 Fund Composite Index	28.26%	10.59%	12.61%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$2,249,927,093

Total number of portfolio holdings	21

Portfolio turnover (%)	23%

Total management fees paid for the year	$8,429,471

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M186_AR_0526 5520358

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2055 Fund
Class R6 Shares/TTRIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.22%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2055 Fund returned 24.67% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 28.26%.

The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI All Country World Index ex USA Investable Market Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	24.67%	9.02%	11.67%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2055 Fund Composite Index	28.26%	10.59%	12.61%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$2,249,927,093

Total number of portfolio holdings	21

Portfolio turnover (%)	23%

Total management fees paid for the year	$8,429,471

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M210_AR_0526 5520358

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2055 Fund
Retirement Class Shares/TTRLX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.47%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2055 Fund returned 24.32% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2055 Fund Composite Index, which returned 28.26%.

The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI All Country World Index ex USA Investable Market Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	24.32%	8.75%	11.39%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2055 Fund Composite Index	28.26%	10.59%	12.61%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$2,249,927,093

Total number of portfolio holdings	21

Portfolio turnover (%)	23%

Total management fees paid for the year	$8,429,471

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M194_AR_0526 5520358

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2060 Fund
Class I Shares/TLXHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.25%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2060 Fund returned 24.87% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 28.59%.

The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI All Country World Index ex USA Investable Market Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	24.87%	9.07%	11.73%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2060 Fund Composite Index	28.59%	10.73%	12.75%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,118,650,560

Total number of portfolio holdings	21

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,054,146

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P858_AR_0526 5520364

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2060 Fund
Premier Class Shares/TLXPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$42	0.37%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2060 Fund returned 24.75% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 28.59%.

The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI All Country World Index ex USA Investable Market Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	24.75%	8.96%	11.62%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2060 Fund Composite Index	28.59%	10.73%	12.75%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,118,650,560

Total number of portfolio holdings	21

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,054,146

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R524_AR_0526 5520364

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2060 Fund
Class R6 Shares/TLXNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.22%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2060 Fund returned 24.84% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 28.59%.

The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI All Country World Index ex USA Investable Market Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	24.84%	9.13%	11.78%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2060 Fund Composite Index	28.59%	10.73%	12.75%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,118,650,560

Total number of portfolio holdings	21

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,054,146

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R573_AR_0526 5520364

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2060 Fund
Retirement Class Shares/TLXRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$53	0.47%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2060 Fund returned 24.61% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2060 Fund Composite Index, which returned 28.59%.

The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI All Country World Index ex USA Investable Market Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	24.61%	8.86%	11.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle 2060 Fund Composite Index	28.59%	10.73%	12.75%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,118,650,560

Total number of portfolio holdings	21

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,054,146

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R532_AR_0526 5520364

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2065 Fund
Class I Shares/TSFHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.29%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2065 Fund returned 25.04% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 28.93%.

The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Class I Shares at NAV	25.04%	9.14%	12.77%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle 2065 Fund Composite Index	28.93%	10.87%	14.30%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$237,489,018

Total number of portfolio holdings	21

Portfolio turnover (%)	29%

Total management fees paid for the year	$759,983

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N776_AR_0526 5520369

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2065 Fund
Premier Class Shares/TSFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$41	0.36%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2065 Fund returned 25.01% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 28.93%.

The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Premier Class Shares at NAV	25.01%	9.07%	12.70%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle 2065 Fund Composite Index	28.93%	10.87%	14.30%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/ prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$237,489,018

Total number of portfolio holdings	21

Portfolio turnover (%)	29%

Total management fees paid for the year	$759,983

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N750_AR_0526 5520369

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2065 Fund
Class R6 Shares/TSFTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$24	0.21%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2065 Fund returned 25.14% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle 2065 Fund Composite Index, which returned 28.93%.

The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Class R6 Shares at NAV	25.14%	9.26%	12.91%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle 2065 Fund Composite Index	28.93%	10.87%	14.30%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$237,489,018

Total number of portfolio holdings	21

Portfolio turnover (%)	29%

Total management fees paid for the year	$759,983

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N768_AR_0526 5520369

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2065 Fund
Retirement Class Shares/TSFRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses . You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.46%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2065 Fund returned 24.84% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifecycle 2065 Fund Composite Index, which returned 28.93%.

The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Retirement Class Shares at NAV	24.84%	9.07%	12.68%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle 2065 Fund Composite Index	28.93%	10.87%	14.30%

S&P Target Date 2065 Index	28.11%	10.50%	14.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$237,489,018

Total number of portfolio holdings	21

Portfolio turnover (%)	29%

Total management fees paid for the year	$759,983

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N743_AR_0526 5520369

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2070 Fund
Class I Shares/TLCGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$37	0.35%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2070 Fund returned 12.23% for Class I Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle 2070 Fund Composite Index, which returned 15.24%.

The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI All Country World Index ex USA Investable Market Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen Growth Opportunities ETF.

•
A position in the Nuveen Large Cap Growth Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2025 through May 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/30/25)

Class I Shares at NAV	12.23%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle 2070 Fund Composite Index	15.24%

S&P Target Date 2065+ Index	15.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,770,822

Total number of portfolio holdings	19

Portfolio turnover (%)	9%

Total management fees paid for the year	$13,701

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N677_AR_0526 5520372

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2070 Fund
Premier Class Shares/TLCPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$37	0.35%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2070 Fund returned 12.23% for Premier Class Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle 2070 Fund Composite Index, which returned 15.24%.

The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI All Country World Index ex USA Investable Market Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen Growth Opportunities ETF.

•
A position in the Nuveen Large Cap Growth Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2025 through May 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/30/25)

Premier Class Shares at NAV	12.23%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle 2070 Fund Composite Index	15.24%

S&P Target Date 2065+ Index	15.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,770,822

Total number of portfolio holdings	19

Portfolio turnover (%)	9%

Total management fees paid for the year	$13,701

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N644_AR_0526 5520372

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2070 Fund
Class R6 Shares/TLCRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$21	0.20%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2070 Fund returned 12.37% for Class R6 Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle 2070 Fund Composite Index, which returned 15.24%.

The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI All Country World Index ex USA Investable Market Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen Growth Opportunities ETF.

•
A position in the Nuveen Large Cap Growth Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2025 through May 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/30/25)

Class R6 Shares at NAV	12.37%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle 2070 Fund Composite Index	15.24%

S&P Target Date 2065+ Index	15.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,770,822

Total number of portfolio holdings	19

Portfolio turnover (%)	9%

Total management fees paid for the year	$13,701

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N669_AR_0526 5520372

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle 2070 Fund
Retirement Class Shares/TLCOX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle 2070 Fund for the period of September 30, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$48	0.45%

*
The Fund’s ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle 2070 Fund returned 12.20% for Retirement Class Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle 2070 Fund Composite Index, which returned 15.24%.

The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI All Country World Index ex USA Investable Market Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex-USD Index (Hedged).

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen Growth Opportunities ETF.

•
A position in the Nuveen Large Cap Growth Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2025 through May 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/30/25)

Retirement Class Shares at NAV	12.20%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle 2070 Fund Composite Index	15.24%

S&P Target Date 2065+ Index	15.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,770,822

Total number of portfolio holdings	19

Portfolio turnover (%)	9%

Total management fees paid for the year	$13,701

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87249N651_AR_0526 5520372

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index Retirement Income Fund
Class I Shares/TLIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.15%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index Retirement Income Fund returned 14.78% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 14.92%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	14.78%	5.09%	6.57%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index Retirement Income Fund Composite Index	14.92%	5.24%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$839,069,791

Total number of portfolio holdings	9

Portfolio turnover (%)	36%

Total management fees paid for the year	$1,381,176

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  • financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245P841_AR_0526 5520376

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index Retirement Income Fund
Premier Class Shares/TLIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.24%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index Retirement Income Fund returned 14.63% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 14.92%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	14.63%	5.02%	6.49%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index Retirement Income Fund Composite Index	14.92%	5.24%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$839,069,791

Total number of portfolio holdings	9

Portfolio turnover (%)	36%

Total management fees paid for the year	$1,381,176

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  • financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245M624_AR_0526 5520376

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index Retirement Income Fund
Class R6 Shares/TRILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/enus/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.09%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index Retirement Income Fund returned 14.79% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index Retirement Income Fund Composite Index, which returned 14.92%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	14.79%	5.18%	6.65%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index Retirement Income Fund Composite Index	14.92%	5.24%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$839,069,791

Total number of portfolio holdings	9

Portfolio turnover (%)	36%

Total management fees paid for the year	$1,381,176

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  • financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245M731_AR_0526 5520376

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index Retirement Income Fund
Retirement Class Shares/TRCIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index Retirement Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.34%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index Retirement Income Fund returned 14.54% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index Retirement Income Fund Composite Index, which returned 14.92%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	14.54%	4.92%	6.38%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index Retirement Income Fund Composite Index	14.92%	5.24%	6.72%

S&P Target Date Retirement Income Index	12.59%	4.59%	5.47%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$839,069,791

Total number of portfolio holdings	9

Portfolio turnover (%)	36%

Total management fees paid for the year	$1,381,176

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  • financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245M889_AR_0526 5520376

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2010 Fund
Class I Shares/TLTHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2010 Fund returned 13.36% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 13.48%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 11.9% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	13.36%	4.68%	6.43%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2010 Fund Composite Index	13.48%	4.80%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$684,525,256

Total number of portfolio holdings	9

Portfolio turnover (%)	32%

Total management fees paid for the year	$1,111,638

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P833_AR_0526 5520378

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2010 Fund
Premier Class Shares/TLTPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.24%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2010 Fund returned 13.16% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 13.48%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 11.9% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	13.16%	4.58%	6.32%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2010 Fund Composite Index	13.48%	4.80%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$684,525,256

Total number of portfolio holdings	9

Portfolio turnover (%)	32%

Total management fees paid for the year	$1,111,638

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  • financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245M723_AR_0526 5520378

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2010 Fund
Class R6 Shares/TLTIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.09%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2010 Fund returned 13.34% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2010 Fund Composite Index, which returned 13.48%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 11.9% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	13.34%	4.74%	6.49%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2010 Fund Composite Index	13.48%	4.80%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$684,525,256

Total number of portfolio holdings	9

Portfolio turnover (%)	32%

Total management fees paid for the year	$1,111,638

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M830_AR_0526 5520378

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2010 Fund
Retirement Class Shares/TLTRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2010 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.34%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2010 Fund returned 13.10% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2010 Fund Composite Index, which returned 13.48%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 22.2% Russell 3000® Index; 15.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 11.9% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	13.10%	4.48%	6.22%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2010 Fund Composite Index	13.48%	4.80%	6.57%

S&P Target Date 2010 Index	12.87%	4.81%	6.04%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$684,525,256

Total number of portfolio holdings	9

Portfolio turnover (%)	32%

Total management fees paid for the year	$1,111,638

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  • financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245M202_AR_0526 5520378

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2015 Fund
Class I Shares/TLFAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2015 Fund returned 14.64% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 14.81%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI EAFE + Emerging Markets Index; 10.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	14.64%	5.16%	6.99%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2015 Fund Composite Index	14.81%	5.28%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$963,398,159

Total number of portfolio holdings	9

Portfolio turnover (%)	25%

Total management fees paid for the year	$1,647,670

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  • financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245P825_AR_0526 5520381

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2015 Fund Premier

Class Shares/TLFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2015 Fund returned 14.54% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 14.81%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI EAFE + Emerging Markets Index; 10.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	14.54%	5.06%	6.89%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2015 Fund Composite Index	14.81%	5.28%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$963,398,159

Total number of portfolio holdings	9

Portfolio turnover (%)	25%

Total management fees paid for the year	$1,647,670

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M715_AR_0526 5520381

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2015 Fund
Class R6 Shares/TLFIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2015 Fund returned 14.69% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2015 Fund Composite Index, which returned 14.81%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI EAFE + Emerging Markets Index; 10.9% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	14.69%	5.23%	7.05%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2015 Fund Composite Index	14.81%	5.28%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$963,398,159

Total number of portfolio holdings	9

Portfolio turnover (%)	25%

Total management fees paid for the year	$1,647,670

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus  •  financial statements and other information  •  fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245M822_AR_0526 5520381

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2015 Fund
Retirement Class Shares/TLGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2015 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2015 Fund returned 14.41% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2015 Fund Composite Index, which returned 14.81%.
The Fund’s Composite Index consisted of: 27.6% Bloomberg U.S. Aggregate Bond Index; 25.4% Russell 3000® Index; 13.7% MSCI EAFE + Emerging Markets Index; 10.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 10.0% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 5.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	14.41%	4.96%	6.78%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2015 Fund Composite Index	14.81%	5.28%	7.13%

S&P Target Date 2015 Index	13.81%	5.10%	6.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$963,398,159

Total number of portfolio holdings	9

Portfolio turnover (%)	25%

Total management fees paid for the year	$1,647,670

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M301_AR_0526 5520381

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2020 Fund
Class I Shares/TLWHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2020 Fund returned 15.94% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 16.10%.
The Fund’s Composite Index consisted of: 28.6% Russell 3000® Index; 27.5% Bloomberg U.S. Aggregate Bond Index; 15.4% MSCI EAFE + Emerging Markets Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 4.8% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	15.94%	5.61%	7.56%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2020 Fund Composite Index	16.10%	5.76%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$2,841,102,933

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$4,833,504

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245P817_AR_0526 5520385

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2020 Fund
Premier Class Shares/TLWPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2020 Fund returned 15.83% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 16.10%.
The Fund’s Composite Index consisted of: 28.6% Russell 3000® Index; 27.5% Bloomberg U.S. Aggregate Bond Index; 15.4% MSCI EAFE + Emerging Markets Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 4.8% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	15.83%	5.54%	7.49%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2020 Fund Composite Index	16.10%	5.76%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$2,841,102,933

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$4,833,504

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M699_AR_0526 5520385

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2020 Fund
Class R6 Shares/TLWIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2020 Fund returned 15.95% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2020 Fund Composite Index, which returned 16.10%.
The Fund’s Composite Index consisted of: 28.6% Russell 3000® Index; 27.5% Bloomberg U.S. Aggregate Bond Index; 15.4% MSCI EAFE + Emerging Markets Index; 8.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 4.8% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	15.95%	5.69%	7.65%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2020 Fund Composite Index	16.10%	5.76%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$2,841,102,933

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$4,833,504

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M814_AR_0526 5520385

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2020 Fund
Retirement Class Shares/TLWRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2020 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2020 Fund returned 15.68% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2020 Fund Composite Index, which returned 16.10%.
The Fund’s Composite Index consisted of: 28.6% Russell 3000® Index; 27.5% Bloomberg U.S. Aggregate Bond Index; 15.4% MSCI EAFE + Emerging Markets Index; 8.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; 8.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; 6.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 4.8% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	15.68%	5.43%	7.37%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2020 Fund Composite Index	16.10%	5.76%	7.73%

S&P Target Date 2020 Index	14.70%	5.52%	7.05%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$2,841,102,933

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$4,833,504

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M400_AR_0526 5520385

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2025 Fund
Class I Shares/TLQHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2025 Fund returned 17.24% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 17.39%.
The Fund’s Composite Index consisted of: 31.9% Russell 3000® Index; 27.3% Bloomberg U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 6.8% Bloomberg Global Aggregate ex‑USD Index (Hedged); 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 4.0% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	17.24%	6.15%	8.32%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2025 Fund Composite Index	17.39%	6.30%	8.48%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,889,107,451

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$9,703,570

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245P791_AR_0526 5520389

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2025 Fund
Premier Class Shares/TLVPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2025 Fund returned 17.04% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 17.39%.
The Fund’s Composite Index consisted of: 31.9% Russell 3000® Index; 27.3% Bloomberg U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 6.8% Bloomberg Global Aggregate ex‑USD Index (Hedged); 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 4.0% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	17.04%	6.07%	8.24%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2025 Fund Composite Index	17.39%	6.30%	8.48%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,889,107,451

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$9,703,570

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M681_AR_0526 5520389

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2025 Fund
Class R6 Shares/TLQIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2025 Fund returned 17.22% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2025 Fund Composite Index, which returned 17.39%.
The Fund’s Composite Index consisted of: 31.9% Russell 3000® Index; 27.3% Bloomberg U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 6.8% Bloomberg Global Aggregate ex‑USD Index (Hedged); 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 4.0% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	17.22%	6.23%	8.40%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2025 Fund Composite Index	17.39%	6.30%	8.48%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,889,107,451

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$9,703,570

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M798_AR_0526 5520389

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2025 Fund
Retirement Class Shares/TLQRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2025 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2025 Fund returned 16.96% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2025 Fund Composite Index, which returned 17.39%.
The Fund’s Composite Index consisted of: 31.9% Russell 3000® Index; 27.3% Bloomberg U.S. Aggregate Bond Index; 17.2% MSCI EAFE + Emerging Markets Index; 6.8% Bloomberg Global Aggregate ex‑USD Index (Hedged); 6.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 6.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 4.0% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	16.96%	5.97%	8.12%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2025 Fund Composite Index	17.39%	6.30%	8.48%

S&P Target Date 2025 Index	16.73%	6.14%	7.91%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,889,107,451

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$9,703,570

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M509_AR_0526 5520389

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2030 Fund
Class I Shares/TLHHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2030 Fund returned 19.21% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 19.39%.
The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 25.1% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI EAFE + Emerging Markets Index; 6.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 3.3% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	19.21%	6.96%	9.20%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2030 Fund Composite Index	19.39%	7.10%	9.37%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$9,492,914,581

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$14,496,254

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245P783_AR_0526 5520394

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2030 Fund
Premier Class Shares/TLHPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2030 Fund returned 19.07% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 19.39%.
The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 25.1% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI EAFE + Emerging Markets Index; 6.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 3.3% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	19.07%	6.87%	9.12%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2030 Fund Composite Index	19.39%	7.10%	9.37%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$9,492,914,581

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$14,496,254

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M673_AR_0526 5520394

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2030 Fund
Class R6 Shares/TLHIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2030 Fund returned 19.24% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2030 Fund Composite Index, which returned 19.39%.
The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 25.1% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI EAFE + Emerging Markets Index; 6.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 3.3% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance
•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	19.24%	7.03%	9.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2030 Fund Composite Index	19.39%	7.10%	9.37%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$9,492,914,581

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$14,496,254

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M780_AR_0526 5520394

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2030 Fund
Retirement Class Shares/TLHRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2030 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2030 Fund returned 18.95% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2030 Fund Composite Index, which returned 19.39%.
The Fund’s Composite Index consisted of: 36.7% Russell 3000® Index; 25.1% Bloomberg U.S. Aggregate Bond Index; 19.8% MSCI EAFE + Emerging Markets Index; 6.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 4.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 4.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index; and 3.3% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	18.95%	6.76%	9.01%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2030 Fund Composite Index	19.39%	7.10%	9.37%

S&P Target Date 2030 Index	19.00%	7.09%	8.88%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$9,492,914,581

Total number of portfolio holdings	9

Portfolio turnover (%)	23%

Total management fees paid for the year	$14,496,254

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M608_AR_0526 5520394

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2035 Fund
Class I Shares/TLYHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2035 Fund returned 21.35% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 21.49%.
The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 22.6% MSCI EAFE + Emerging Markets Index; 22.6% Bloomberg U.S. Aggregate Bond Index; 5.6% Bloomberg Global Aggregate ex‑USD Index (Hedged); 2.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 2.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	21.35%	7.88%	10.16%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2035 Fund Composite Index	21.49%	8.03%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,791,558,776

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,713,135

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P775_AR_0526 5520395

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2035 Fund
Premier Class Shares/TLYPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2035 Fund returned 21.14% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 21.49%.
The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 22.6% MSCI EAFE + Emerging Markets Index; 22.6% Bloomberg U.S. Aggregate Bond Index; 5.6% Bloomberg Global Aggregate ex‑USD Index (Hedged); 2.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 2.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	21.14%	7.78%	10.06%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2035 Fund Composite Index	21.49%	8.03%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,791,558,776

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,713,135

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M665_AR_0526 5520395

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2035 Fund
Class R6 Shares/TLYIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2035 Fund returned 21.36% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2035 Fund Composite Index, which returned 21.49%.
The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 22.6% MSCI EAFE + Emerging Markets Index; 22.6% Bloomberg U.S. Aggregate Bond Index; 5.6% Bloomberg Global Aggregate ex‑USD Index (Hedged); 2.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 2.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	21.36%	7.96%	10.23%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2035 Fund Composite Index	21.49%	8.03%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,791,558,776

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,713,135

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M772_AR_0526 5520395

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2035 Fund
Retirement Class Shares/TLYRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2035 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$39	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2035 Fund returned 21.04% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2035 Fund Composite Index, which returned 21.49%.
The Fund’s Composite Index consisted of: 41.9% Russell 3000® Index; 22.6% MSCI EAFE + Emerging Markets Index; 22.6% Bloomberg U.S. Aggregate Bond Index; 5.6% Bloomberg Global Aggregate ex‑USD Index (Hedged); 2.5% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 2.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 2.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	21.04%	7.68%	9.95%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2035 Fund Composite Index	21.49%	8.03%	10.32%

S&P Target Date 2035 Index	21.69%	8.14%	9.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,791,558,776

Total number of portfolio holdings	9

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,713,135

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M707_AR_0526 5520395

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2040 Fund
Class I Shares/TLZHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$13	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2040 Fund returned 24.35% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2040 Fund Composite Index, which returned 24.57%.
The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI EAFE + Emerging Markets Index; 17.4% Bloomberg U.S. Aggregate Bond Index; 4.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 1.7% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 0.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	24.35%	9.12%	11.25%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2040 Fund Composite Index	24.57%	9.28%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$11,659,324,952

Total number of portfolio holdings	9

Portfolio turnover (%)	20%

Total management fees paid for the year	$16,171,241

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245P767_AR_0526 5520399

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2040 Fund
Premier Class Shares/TLPRX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2040 Fund returned 24.23% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 24.57%.
The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI EAFE + Emerging Markets Index; 17.4% Bloomberg U.S. Aggregate Bond Index; 4.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 1.7% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 0.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	24.23%	9.02%	11.16%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2040 Fund Composite Index	24.57%	9.28%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$11,659,324,952

Total number of portfolio holdings	9

Portfolio turnover (%)	20%

Total management fees paid for the year	$16,171,241

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M657_AR_0526 5520399

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2040 Fund
Class R6 Shares/TLZIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2040 Fund returned 24.41% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2040 Fund Composite Index, which returned 24.57%.
The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI EAFE + Emerging Markets Index; 17.4% Bloomberg U.S. Aggregate Bond Index; 4.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 1.7% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	24.41%	9.19%	11.33%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2040 Fund Composite Index	24.57%	9.28%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$11,659,324,952

Total number of portfolio holdings	9

Portfolio turnover (%)	20%

Total management fees paid for the year	$16,171,241

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M764_AR_0526 5520399

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2040 Fund
Retirement Class Shares/TLZRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2040 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$39	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2040 Fund returned 24.09% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2040 Fund Composite Index, which returned 24.57%.
The Fund’s Composite Index consisted of: 49.3% Russell 3000® Index; 26.5% MSCI EAFE + Emerging Markets Index; 17.4% Bloomberg U.S. Aggregate Bond Index; 4.3% Bloomberg Global Aggregate ex‑USD Index (Hedged); 1.7% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index; 0.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	24.09%	8.92%	11.05%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2040 Fund Composite Index	24.57%	9.28%	11.42%

S&P Target Date 2040 Index	24.41%	9.16%	10.78%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$11,659,324,952

Total number of portfolio holdings	9

Portfolio turnover (%)	20%

Total management fees paid for the year	$16,171,241

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M806_AR_0526 5520399

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2045 Fund
Class I Shares/TLMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2045 Fund returned 26.57% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 26.78%.
The Fund’s Composite Index consisted of: 55.0% Russell 3000® Index; 29.6% MSCI EAFE + Emerging Markets Index; 11.6% Bloomberg U.S. Aggregate Bond Index; 2.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.9% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	26.57%	9.92%	11.99%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2045 Fund Composite Index	26.78%	10.08%	12.16%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,315,533,037

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,112,459

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245P759_AR_0526 5520401

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2045 Fund
Premier Class Shares/TLMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2045 Fund returned 26.42% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 26.78%.
The Fund’s Composite Index consisted of: 55.0% Russell 3000® Index; 29.6% MSCI EAFE + Emerging Markets Index; 11.6% Bloomberg U.S. Aggregate Bond Index; 2.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.9% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	26.42%	9.84%	11.91%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2045 Fund Composite Index	26.78%	10.08%	12.16%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,315,533,037

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,112,459

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  • financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245M640_AR_0526 5520401

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2045 Fund
Class R6 Shares/TLXIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2045 Fund returned 26.63% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2045 Fund Composite Index, which returned 26.78%.
The Fund’s Composite Index consisted of: 55.0% Russell 3000® Index; 29.6% MSCI EAFE + Emerging Markets Index; 11.6% Bloomberg U.S. Aggregate Bond Index; 2.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.9% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double‑digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	26.63%	10.00%	12.07%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2045 Fund Composite Index	26.78%	10.08%	12.16%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,315,533,037

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,112,459

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M756_AR_0526 5520401

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2045 Fund
Retirement Class Shares/TLMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2045 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2045 Fund returned 26.30% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2045 Fund Composite Index, which returned 26.78%.
The Fund’s Composite Index consisted of: 55.0% Russell 3000® Index; 29.6% MSCI EAFE + Emerging Markets Index; 11.6% Bloomberg U.S. Aggregate Bond Index; 2.9% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.9% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	26.30%	9.72%	11.80%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2045 Fund Composite Index	26.78%	10.08%	12.16%

S&P Target Date 2045 Index	26.31%	9.86%	11.35%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,315,533,037

Total number of portfolio holdings	7

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,112,459

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M863_AR_0526 5520401

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2050 Fund
Class I Shares/TLLHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2050 Fund returned 27.72% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2050 Fund Composite Index, which returned 27.93%.
The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI EAFE + Emerging Markets Index; 8.5% Bloomberg U.S. Aggregate Bond Index; 2.1% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.1% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double‑digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	27.72%	10.29%	12.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2050 Fund Composite Index	27.93%	10.45%	12.44%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$8,995,794,286

Total number of portfolio holdings	7

Portfolio turnover (%)	17%

Total management fees paid for the year	$12,219,208

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P742_AR_0526 5520402

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2050 Fund
Premier Class Shares/TLLPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2050 Fund returned 27.57% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 27.93%.
The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI EAFE + Emerging Markets Index; 8.5% Bloomberg U.S. Aggregate Bond Index; 2.1% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.1% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	27.57%	10.21%	12.19%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2050 Fund Composite Index	27.93%	10.45%	12.44%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$8,995,794,286

Total number of portfolio holdings	7

Portfolio turnover (%)	17%

Total management fees paid for the year	$12,219,208

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M632_AR_0526 5520402

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2050 Fund
Class R6 Shares/TLLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2050 Fund returned 27.78% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2050 Fund Composite Index, which returned 27.93%.
The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI EAFE + Emerging Markets Index; 8.5% Bloomberg U.S. Aggregate Bond Index; 2.1% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.1% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	27.78%	10.38%	12.36%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2050 Fund Composite Index	27.93%	10.45%	12.44%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$8,995,794,286

Total number of portfolio holdings	7

Portfolio turnover (%)	17%

Total management fees paid for the year	$12,219,208

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M749_AR_0526 5520402

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2050 Fund
Retirement Class Shares/TLLRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2050 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2050 Fund returned 27.46% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2050 Fund Composite Index, which returned 27.93%.
The Fund’s Composite Index consisted of: 58.0% Russell 3000® Index; 31.3% MSCI EAFE + Emerging Markets Index; 8.5% Bloomberg U.S. Aggregate Bond Index; 2.1% Bloomberg Global Aggregate ex‑USD Index (Hedged); and 0.1% ICE BofA BB‑B U.S. Cash Pay High Yield Constrained.

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	27.46%	10.10%	12.08%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2050 Fund Composite Index	27.93%	10.45%	12.44%

S&P Target Date 2050 Index	27.16%	10.15%	11.64%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$8,995,794,286

Total number of portfolio holdings	7

Portfolio turnover (%)	17%

Total management fees paid for the year	$12,219,208

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M871_AR_0526 5520402

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2055 Fund
Class I Shares/TTIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2055 Fund returned 28.12% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 28.33%.
The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI EAFE + Emerging Markets Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	28.12%	10.44%	12.43%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2055 Fund Composite Index	28.33%	10.61%	12.59%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,953,552,576

Total number of portfolio holdings	6

Portfolio turnover (%)	20%

Total management fees paid for the year	$7,870,006

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245P734_AR_0526 5520407

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2055 Fund
Premier Class Shares/TTIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2055 Fund returned 27.91% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 28.33%.
The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI EAFE + Emerging Markets Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	27.91%	10.36%	12.33%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2055 Fund Composite Index	28.33%	10.61%	12.59%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,953,552,576

Total number of portfolio holdings	6

Portfolio turnover (%)	20%

Total management fees paid for the year	$7,870,006

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M160_AR_0526 5520407

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2055 Fund
Class R6 Shares/TTIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2055 Fund returned 28.13% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2055 Fund Composite Index, which returned 28.33%.
The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI EAFE + Emerging Markets Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	28.13%	10.51%	12.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2055 Fund Composite Index	28.33%	10.61%	12.59%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,953,552,576

Total number of portfolio holdings	6

Portfolio turnover (%)	20%

Total management fees paid for the year	$7,870,006

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M178_AR_0526 5520407

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2055 Fund
Retirement Class Shares/TTIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2055 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2055 Fund returned 27.83% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2055 Fund Composite Index, which returned 28.33%.
The Fund’s Composite Index consisted of: 59.1% Russell 3000® Index; 31.9% MSCI EAFE + Emerging Markets Index; 7.2% Bloomberg U.S. Aggregate Bond Index; and 1.8% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	27.83%	10.24%	12.22%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2055 Fund Composite Index	28.33%	10.61%	12.59%

S&P Target Date 2055 Index	27.78%	10.31%	11.80%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$5,953,552,576

Total number of portfolio holdings	6

Portfolio turnover (%)	20%

Total management fees paid for the year	$7,870,006

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus  •  financial statements and other information  •  fund holdings  •  proxy voting information
You can also request this information at (800) 257‑8787.

87245M152_AR_0526 5520407

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2060 Fund
Class I Shares/TVIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2060 Fund returned 28.45% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2060 Fund Composite Index, which returned 28.67%.
The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	28.45%	10.58%	12.57%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2060 Fund Composite Index	28.67%	10.75%	12.74%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$3,571,762,355

Total number of portfolio holdings	6

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,728,356

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus   •  financial statements and other information   •  fund holdings   •  proxy voting information
You can also request this information at (800) 257‑8787.

87245P726_AR_0526 5520410

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2060 Fund
Premier Class Shares/TVIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$29	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2060 Fund returned 28.28% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 28.67%.
The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance

•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance

•	Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	28.28%	10.50%	12.48%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2060 Fund Composite Index	28.67%	10.75%	12.74%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$3,571,762,355

Total number of portfolio holdings	6

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,728,356

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87245R540_AR_0526 5520410

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2060 Fund
Class R6 Shares/TVIIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2060 Fund returned 28.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2060 Fund Composite Index, which returned 28.67%.
The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance

•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance

•	Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	28.51%	10.66%	12.64%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2060 Fund Composite Index	28.67%	10.75%	12.74%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$3,571,762,355

Total number of portfolio holdings	6

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,728,356

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus   •  financial statements and other information   •  fund holdings   •  proxy voting information
You can also request this information at (800) 257‑8787.

87245R565_AR_0526 5520410

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2060 Fund
Retirement Class Shares/TVITX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2060 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2060 Fund returned 28.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2060 Fund Composite Index, which returned 28.67%.
The Fund’s Composite Index consisted of: 60.0% Russell 3000® Index; 32.3% MSCI EAFE + Emerging Markets Index; 6.2% Bloomberg U.S. Aggregate Bond Index; and 1.5% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance

•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance

•	Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	28.18%	10.39%	12.36%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifecycle Index 2060 Fund Composite Index	28.67%	10.75%	12.74%

S&P Target Date 2060 Index	27.80%	10.31%	11.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$3,571,762,355

Total number of portfolio holdings	6

Portfolio turnover (%)	22%

Total management fees paid for the year	$4,728,356

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus   •  financial statements and other information   •  fund holdings   •  proxy voting information
You can also request this information at (800) 257‑8787.

87245R557_AR_0526 5520410

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2065 Fund
Class I Shares/TFIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2065 Fund returned 28.72% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 29.01%.
The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI EAFE + Emerging Markets Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance

•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance

•	Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Class I Shares at NAV	28.72%	10.77%	14.08%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle Index 2065 Fund Composite Index	29.01%	10.89%	14.25%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,078,542,583

Total number of portfolio holdings	6

Portfolio turnover (%)	12%

Total management fees paid for the year	$1,210,382

What did the Fund invest in? (as of May 31, 2026)

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus   •  financial statements and other information   •  fund holdings   •  proxy voting information
You can also request this information at (800) 257‑8787.

87249N735_AR_0526 5520412

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2065 Fund
Premier Class Shares/TFIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$29	0.25%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2065 Fund returned 28.60% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 29.01%.
The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI EAFE + Emerging Markets Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance

•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance

•	Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Premier Class Shares at NAV	28.60%	10.66%	13.98%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle Index 2065 Fund Composite Index	29.01%	10.89%	14.25%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,078,542,583

Total number of portfolio holdings	6

Portfolio turnover (%)	12%

Total management fees paid for the year	$1,210,382

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
•  prospectus   •  financial statements and other information   •  fund holdings   •  proxy voting information
You can also request this information at (800) 257‑8787.

87249N719_AR_0526 5520412

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2065 Fund
Class R6 Shares/TFITX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights
The Nuveen Lifecycle Index 2065 Fund returned 28.82% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifecycle Index 2065 Fund Composite Index, which returned 29.01%.
The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI EAFE + Emerging Markets Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex‑USD Index (Hedged).
Top contributors to absolute performance

•	Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.
Top detractors from absolute performance

•	Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Class R6 Shares at NAV	28.82%	10.84%	14.14%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle Index 2065 Fund Composite Index	29.01%	10.89%	14.25%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,078,542,583

Total number of portfolio holdings	6

Portfolio turnover (%)	12%

Total management fees paid for the year	$1,210,382

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N727_AR_0526 5520412

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2065 Fund
Retirement Class Shares/TFIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2065 Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2065 Fund returned 28.46% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifecycle Index 2065 Fund Composite Index, which returned 29.01%.
The Fund’s Composite Index consisted of: 60.8% Russell 3000® Index; 32.7% MSCI EAFE + Emerging Markets Index; 5.2% Bloomberg U.S. Aggregate Bond Index; and 1.3% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2020 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/30/20)

Retirement Class Shares at NAV	28.46%	10.50%	13.81%

Russell 3000® Index	29.45%	12.92%	16.41%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	(0.14)%

Lifecycle Index 2065 Fund Composite Index	29.01%	10.89%	14.25%

S&P Target Date 2065+ Index	28.11%	10.50%	14.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$1,078,542,583

Total number of portfolio holdings	6

Portfolio turnover (%)	12%

Total management fees paid for the year	$1,210,382

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  •  fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87249N693_AR_0526 5520412

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2070 Fund
Class I Shares/TLICX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/ prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$24	0.22%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2070 Fund returned 15.11% for Class I Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle Index 2070 Fund Composite Index, which returned 15.47%.
The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2025 through May 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/30/25)

Class I Shares at NAV	15.11%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle Index 2070 Fund Composite Index	15.47%

S&P Target Date 2065+ Index	15.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,542,381

Total number of portfolio holdings	6

Portfolio turnover (%)	23%

Total management fees paid for the year	$5,733

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N636_AR_0526 5520416

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2070 Fund
Premier Class Shares/TPREX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$24	0.22%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2070 Fund returned 15.11% for Premier Class Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle Index 2070 Fund Composite Index, which returned 15.47%.
The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2025 through May 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/30/25)

Premier Class Shares at NAV	15.11%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle Index 2070 Fund Composite Index	15.47%

S&P Target Date 2065+ Index	15.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,542,381

Total number of portfolio holdings	6

Portfolio turnover (%)	23%

Total management fees paid for the year	$5,733

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  •  financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87249N594_AR_0526 5520416

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2070 Fund
Class R6 Shares/TLCLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$12	0.11%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2070 Fund returned 15.15% for Class R6 Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle Index 2070 Fund Composite Index, which returned 15.47%.
The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2025 through May 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/30/25)

Class R6 Shares at NAV	15.15%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle Index 2070 Fund Composite Index	15.47%

S&P Target Date 2065+ Index	15.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,542,381

Total number of portfolio holdings	6

Portfolio turnover (%)	23%

Total management fees paid for the year	$5,733

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus  • financial statements and other information  • fund holdings  • proxy voting information
You can also request this information at (800) 257‑8787.

87249N628_AR_0526 5520416

3

Annual Shareholder Report May 31, 2026

Nuveen Lifecycle Index 2070 Fund
Retirement Class Shares/TRETX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifecycle Index 2070 Fund for the period of September 30, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$35	0.33%

*
The Fund’s ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds. Annualized for a period less than one year.

How did the Fund perform since inception? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifecycle Index 2070 Fund returned 14.98% for Retirement Class Shares at net asset value (NAV) for the abbreviated reporting period from the Fund’s launch on September 30, 2025, through May 31, 2026. The Fund underperformed the Lifecycle Index 2070 Fund Composite Index, which returned 15.47%.
The Fund’s Composite Index consisted of: 61.6% Russell 3000® Index; 33.2% MSCI EAFE + Emerging Markets Index; 4.2% Bloomberg U.S. Aggregate Bond Index; and 1.0% Bloomberg Global Aggregate ex‑USD Index (Hedged).

Top contributors to absolute performance

•
Underlying equity and fixed income funds advanced for the period. U.S. and international equity funds recorded double-digit gains and contributed most.

Top detractors from absolute performance

•
Management fees and other expenses incurred by the Fund.

1

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 30, 2025 through May 31, 2026) Initial Investment of $10,000

Cumulative Total Returns

Since Inception (9/30/25)

Retirement Class Shares at NAV	14.98%

Russell 3000® Index	13.88%

Bloomberg U.S. Aggregate Bond Index	1.48%

Lifecycle Index 2070 Fund Composite Index	15.47%

S&P Target Date 2065+ Index	15.02%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$10,542,381

Total number of portfolio holdings	6

Portfolio turnover (%)	23%

Total management fees paid for the year	$5,733

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N610_AR_0526 5520416

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Income Fund
Class A Shares/TSILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.40%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 8.81% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	8.81%	3.08%	4.20%

Class A Shares at maximum sales charge (Offering Price)	2.53%	1.87%	3.58%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%
Class A Shares at Offering Price reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R508_AR_0526 5520418

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Income Fund
Class I Shares/TSIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.19%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 9.01% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	9.01%	3.29%	4.44%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R268_AR_0526 5520418

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Income Fund
Premier Class Shares/TSIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$26	0.25%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 8.93% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	8.93%	3.23%	4.33%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R706_AR_0526 5520418

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Income Fund
Class R6 Shares/TSITX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$10	0.10%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 9.13% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	9.13%	3.36%	4.49%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R607_AR_0526 5520418

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Income Fund
Retirement Class Shares/TLSRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Income Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Income Fund returned 8.86% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Income Fund Composite Index, which returned 9.38%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Short Term Bond Fund.

•
An allocation to the Nuveen Core Plus Bond Fund.

•
A position in the Nuveen Core Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	8.86%	3.12%	4.23%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Income Fund Composite Index	9.38%	3.29%	4.29%

Morningstar Conservative Target Risk Index	9.30%	2.20%	3.90%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$70,847,760

Total number of portfolio holdings	18

Portfolio turnover (%)	16%

Total management fees paid for the year	$75,581

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R805_AR_0526 5520418

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Conservative Fund
Class A Shares/TSCLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$42	0.39%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.19% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	13.19%	4.46%	6.19%

Class A Shares at maximum sales charge (Offering Price)	6.68%	3.23%	5.56%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%
Class A Shares at Offering Price reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R888_AR_0526 5520421

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Conservative Fund
Class I Shares/TLSHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$17	0.16%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.50% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	13.50%	4.67%	6.40%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R250_AR_0526 5520421

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Conservative Fund
Premier Class Shares/TLSPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.26% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	13.26%	4.58%	6.31%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R862_AR_0526 5520421

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Conservative Fund
Class R6 Shares/TCSIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.50% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	13.50%	4.74%	6.48%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R870_AR_0526 5520421

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Conservative Fund
Retirement Class Shares/TSCTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Conservative Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.35%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Conservative Fund returned 13.23% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Conservative Fund Composite Index, which returned 14.62%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000® Index; 20.0% Bloomberg U.S. 1‑3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Strong overall performance of the underlying funds investing in fixed income, led by the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Short Term Bond Fund.

•
A position in the Nuveen Quant International Small Cap Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	13.23%	4.50%	6.22%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Conservative Fund Composite Index	14.62%	5.19%	6.61%

Morningstar Moderately Conservative Target Risk Index	13.62%	4.35%	6.24%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$324,499,063

Total number of portfolio holdings	18

Portfolio turnover (%)	19%

Total management fees paid for the year	$321,403

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R854_AR_0526 5520421

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Moderate Fund
Class A Shares/TSMLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$44	0.40%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 17.62% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?

Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.

Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	17.62%	5.78%	8.14%

Class A Shares at maximum sales charge (Offering Price)	10.86%	4.53%	7.50%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Class A Shares at Offering Price reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R847_AR_0526 5520424

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Moderate Fund
Class I Shares/TSMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.17%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 17.92% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	17.92%	5.99%	8.36%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R243_AR_0526 5520424

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Moderate Fund
Premier Class Shares/TSMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.25%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 17.82% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	17.82%	5.93%	8.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R821_AR_0526 5520424

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Moderate Fund
Class R6 Shares/TSIMX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 18.00% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	18.00%	6.08%	8.44%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R839_AR_0526 5520424

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Moderate Fund
Retirement Class Shares/TSMTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Moderate Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$38	0.35%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Moderate Fund returned 17.67% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Moderate Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?

Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.

Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	17.67%	5.81%	8.17%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Moderate Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$624,419,374

Total number of portfolio holdings	16

Portfolio turnover (%)	20%

Total management fees paid for the year	$597,302

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R813_AR_0526 5520424

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Growth Fund
Class A Shares/TSGLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$44	0.40%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 21.85% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	21.85%	7.51%	10.05%

Class A Shares at maximum sales charge (Offering Price)	14.85%	6.24%	9.40%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R797_AR_0526 5520426

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Growth Fund
Class I Shares/TSGHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.16%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 22.09% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	22.09%	7.72%	10.28%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R235_AR_0526 5520426

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Growth Fund
Premier Class Shares/TSGPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 22.03% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	22.03%	7.67%	10.21%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R771_AR_0526 5520426

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Growth Fund
Class R6 Shares/TSGGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 22.18% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	22.18%	7.80%	10.36%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R789_AR_0526 5520426

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Growth Fund
Retirement Class Shares/TSGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$39	0.35%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Growth Fund returned 21.89% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Lifestyle Growth Fund Composite Index, which returned 25.27%.

The Fund’s Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Core Plus Bond Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	21.89%	7.54%	10.08%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Growth Fund Composite Index	25.27%	9.30%	11.21%

Morningstar Moderately Aggressive Target Risk Index	22.67%	8.02%	10.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$354,578,249

Total number of portfolio holdings	16

Portfolio turnover (%)	21%

Total management fees paid for the year	$332,312

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
Fee waiver/reimbursement: Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R763_AR_0526 5520426

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Aggressive Growth Fund
Class A Shares/TSALX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$47	0.42%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.07% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	26.07%	9.16%	11.93%

Class A Shares at maximum sales charge (Offering Price)	18.82%	7.88%	11.27%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%
Class A Shares at Offering Price reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R755_AR_0526 5520429

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Aggressive Growth Fund
Class I Shares/TSAHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$14	0.12%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.50% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	26.50%	9.41%	12.20%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R227_AR_0526 5520429

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Aggressive Growth Fund
Premier Class Shares/TSAPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.25%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.30% for Premier Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	26.30%	9.33%	12.10%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R730_AR_0526 5520429

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Aggressive Growth Fund
Class R6 Shares/TSAIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$11	0.10%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.47% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	26.47%	9.49%	12.27%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R748_AR_0526 5520429

3

Annual Shareholder Report May 31, 2026

Nuveen Lifestyle Aggressive Growth Fund
Retirement Class Shares/TSARX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Lifestyle Aggressive Growth Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$40	0.35%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Lifestyle Aggressive Growth Fund returned 26.17% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund significantly underperformed the Lifestyle Aggressive Growth Fund Composite Index, which returned 30.66%.

The Fund’s Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Quant International Small Cap Equity Fund.

•
An allocation to the Nuveen International Equity Fund.

•
A position in the Nuveen Growth Opportunities ETF.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	26.17%	9.22%	12.00%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Lifestyle Aggressive Growth Fund Composite Index	30.66%	11.55%	13.50%

Morningstar Aggressive Target Risk Index	26.15%	9.59%	11.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$291,807,353

Total number of portfolio holdings	15

Portfolio turnover (%)	23%

Total management fees paid for the year	$270,521

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R722_AR_0526 5520429

3

Annual Shareholder Report May 31, 2026

Nuveen Managed Allocation Fund
Class A Shares/TIMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$27	0.25%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Managed Allocation Fund returned 17.77% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	17.77%	5.90%	8.25%

Class A Shares at maximum sales charge (Offering Price)	10.99%	4.65%	7.62%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Managed Allocation Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Class A Shares at Offering Price reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$950,019,737

Total number of portfolio holdings	16

Portfolio turnover (%)	19%

Total management fees paid for the year	$0

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315845_AR_0526 5520433

3

Annual Shareholder Report May 31, 2026

Nuveen Managed Allocation Fund
Class R6 Shares/TIMIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$0	0.00%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Managed Allocation Fund returned 18.07% for Class R6 Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	18.07%	6.17%	8.53%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Managed Allocation Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$950,019,737

Total number of portfolio holdings	16

Portfolio turnover (%)	19%

Total management fees paid for the year	$0

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315837_AR_0526 5520433

3

Annual Shareholder Report May 31, 2026

Nuveen Managed Allocation Fund
Retirement Class Shares/TITRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Managed Allocation Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$27	0.25%

*	The Fund’s ratios do not include the expenses or income of the Underlying Funds. Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Managed Allocation Fund returned 17.80% for Retirement Class Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the Managed Allocation Fund Composite Index, which returned 20.02%.

The Fund’s Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index.

Top contributors to relative performance

•
Holding the Nuveen Core Plus Bond Fund.

•
An allocation to the Nuveen Quant International Small Cap Equity Fund.

•
A position in the Nuveen International Equity Fund.

Top detractors from relative performance

•
A position in the Nuveen Dividend Growth Fund.

•
Holding the Nuveen International Opportunities Fund.

•
An allocation to the Nuveen Dividend Value Fund.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	17.80%	5.90%	8.25%

Russell 3000® Index	29.45%	12.92%	15.12%

Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%

Managed Allocation Fund Composite Index	20.02%	7.04%	8.88%

Morningstar Moderate Target Risk Index	18.36%	6.16%	8.23%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$950,019,737

Total number of portfolio holdings	16

Portfolio turnover (%)	19%

Total management fees paid for the year	$0

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment companies (Underlying Funds), except for repurchase agreements, where applicable.

How has the Fund changed?
Portfolio manager update: Effective October 1, 2025, Jeff Sun, CFA was added as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 1, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315829_AR_0526 5520433

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

TIAA-CREF Funds

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
May 31, 2026	$514,833	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2025	$482,125	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Teachers Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
May 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
May 31, 2026	$0	$0	$10,413,055	$10,413,055
May 31, 2025	$0	$0	$10,974,000	$10,974,000

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered Public Accounting Firm
1
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Lifecycle Retirement Income Fund, Nuveen Lifecycle 2010 Fund, Nuveen
Lifecycle 2015 Fund, Nuveen Lifecycle 2020 Fund, Nuveen Lifecycle 2025 Fund, Nuveen Lifecycle 2030 Fund, Nuveen Lifecycle 2035 Fund, Nuveen
Lifecycle 2040 Fund, Nuveen Lifecycle 2045 Fund, Nuveen Lifecycle 2050 Fund, Nuveen Lifecycle 2055 Fund, Nuveen Lifecycle 2060 Fund, Nuveen
Lifecycle 2065 Fund and Nuveen Lifecycle 2070 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (fourteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of May 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below1 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.
Fund Statement of
Operations
Statement of changes in net
assets
Financial Highlights
Nuveen Lifecycle Retirement Income Fund For the year ended May
31, 2026
For the years ended May 31, 2026
and 2025
For the years ended May 31, 2026,
2025, 2024, 2023 and 2022
Nuveen Lifecycle 2010 Fund
Nuveen Lifecycle 2015 Fund
Nuveen Lifecycle 2020 Fund
Nuveen Lifecycle 2025 Fund
Nuveen Lifecycle 2030 Fund
Nuveen Lifecycle 2035 Fund
Nuveen Lifecycle 2040 Fund
Nuveen Lifecycle 2045 Fund
Nuveen Lifecycle 2050 Fund
Nuveen Lifecycle 2055 Fund
Nuveen Lifecycle 2060 Fund
Nuveen Lifecycle 2065 Fund
Nuveen Lifecycle 2070 Fund For the period September 30, 2025 (commencement of operations) through May 31, 2026

Lifecycle Retirement Income
Portfolio of Investments May 31, 2026
2
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.1%
1,701,266 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-4/30/26; cost $17,315,542) $ 16,162,027
TOTAL DIRECT REAL ESTATE 16,162,027
FIXED INCOME—39.8%
5,356,302
Nuveen Core Bond Fund, Class W 49,117,290
4,031,885
Nuveen Core Plus Bond Fund, Class W 37,093,347
819,609
Nuveen Floating Rate Income Fund, Class R6 14,630,013
1,926,924
Nuveen High Yield Fund, Class W 17,149,625
3,883,840
Nuveen Short Term Bond Fund, Class W 39,382,142
TOTAL FIXED INCOME 157,372,417
INFLATION-PROTECTED ASSETS—9.9%
3,568,201
Nuveen Inflation Linked Bond Fund, Class W 39,143,169
TOTAL INFLATION-PROTECTED ASSETS 39,143,169
INTERNATIONAL EQUITY—12.7%
770,030
Nuveen Emerging Markets Equity Fund, Class W 9,571,475
764,577
Nuveen International Equity Fund, Class W 12,898,408
826,421
Nuveen International Opportunities Fund, Class W 14,792,939
150,606
Nuveen International Value Fund, Class I 6,049,859
440,906
Nuveen Quant International Small Cap Equity Fund, Class W 6,926,631
TOTAL INTERNATIONAL EQUITY 50,239,312
INTERNATIONAL FIXED INCOME—9.8%
1,873,278
Nuveen Emerging Markets Debt Fund, Class W 17,215,423
2,415,781
Nuveen International Bond Fund, Class W 21,645,399
TOTAL INTERNATIONAL FIXED INCOME 38,860,822
U.S. EQUITY—23.6%
775,599
Nuveen Core Equity Fund, Class W 12,580,218
239,238
Nuveen Dividend Growth Fund, Class R6 15,019,387
845,549
Nuveen Dividend Value Fund, Class R6 14,112,209
336,563
Nuveen Growth Opportunities ETF 14,758,287
502,222
Nuveen Large Cap Growth Fund, Class W 15,764,750
565,426
Nuveen Large Cap Value Fund, Class W 14,887,671
63,931
Nuveen Quant Small Cap Equity Fund, Class W 1,483,842
79,535
Nuveen Small Cap Select Fund, Class R6 1,413,330
180,379
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,407,355
TOTAL U.S. EQUITY 93,427,049
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $334,908,677) 395,204,796
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$225,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 225,000
TOTAL REPURCHASE AGREEMENT 225,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $225,000) 225,000
TOTAL INVESTMENTS—100.0%
(Cost $335,133,677) 395,429,796
OTHER ASSETS & LIABILITIES, NET—0.0% 106,261
NET ASSETS—100.0% $ 395,536,057
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $225,067 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $229,509.

Portfolio of Investments May 31, 2026
Lifecycle 2010
3
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—1.7%
1,206,590 (b)
Nuveen Real Property Fund LP (purchased 7/01/16-4/30/26; cost $12,144,383) $ 11,462,600
TOTAL DIRECT REAL ESTATE 11,462,600
FIXED INCOME—45.7%
9,133,118
Nuveen Core Bond Fund, Class W 83,750,694
6,874,829
Nuveen Core Plus Bond Fund, Class W 63,248,427
1,398,910
Nuveen Floating Rate Income Fund, Class R6 24,970,543
3,284,998
Nuveen High Yield Fund, Class W 29,236,483
10,451,762
Nuveen Short Term Bond Fund, Class W 105,980,869
TOTAL FIXED INCOME 307,187,016
INFLATION-PROTECTED ASSETS—9.9%
6,084,192
Nuveen Inflation Linked Bond Fund, Class W 66,743,590
TOTAL INFLATION-PROTECTED ASSETS 66,743,590
INTERNATIONAL EQUITY—11.5%
1,185,864
Nuveen Emerging Markets Equity Fund, Class W 14,740,293
1,171,674
Nuveen International Equity Fund, Class W 19,766,132
1,273,558
Nuveen International Opportunities Fund, Class W 22,796,689
232,076
Nuveen International Value Fund, Class I 9,322,492
675,212
Nuveen Quant International Small Cap Equity Fund, Class W 10,607,577
TOTAL INTERNATIONAL EQUITY 77,233,183
INTERNATIONAL FIXED INCOME—9.8%
3,191,124
Nuveen Emerging Markets Debt Fund, Class W 29,326,429
4,113,486
Nuveen International Bond Fund, Class W 36,856,838
TOTAL INTERNATIONAL FIXED INCOME 66,183,267
U.S. EQUITY—21.4%
1,193,854
Nuveen Core Equity Fund, Class W 19,364,304
369,629
Nuveen Dividend Growth Fund, Class R6 23,205,338
1,301,714
Nuveen Dividend Value Fund, Class R6 21,725,606
518,533
Nuveen Growth Opportunities ETF 22,737,672
772,083
Nuveen Large Cap Growth Fund, Class W 24,235,676
870,043
Nuveen Large Cap Value Fund, Class W 22,908,226
98,665
Nuveen Quant Small Cap Equity Fund, Class W 2,290,024
122,673
Nuveen Small Cap Select Fund, Class R6 2,179,905
278,256
Nuveen Quant Small/Mid Cap Equity Fund, Class W 5,256,259
TOTAL U.S. EQUITY 143,903,010
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $567,748,476) 672,712,666
TOTAL INVESTMENTS—100.0%
(Cost $567,748,476) 672,712,666
OTHER ASSETS & LIABILITIES, NET—0.0% 245,431
NET ASSETS—100.0% $ 672,958,097
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2015
Portfolio of Investments May 31, 2026
4
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—3.7%
3,683,138 (b)
Nuveen Real Property Fund LP (purchased 11/28/16-3/31/26; cost $37,440,769) $ 34,989,810
TOTAL DIRECT REAL ESTATE 34,989,810
FIXED INCOME—40.7%
12,653,962
Nuveen Core Bond Fund, Class W 116,036,831
9,525,079
Nuveen Core Plus Bond Fund, Class W 87,630,730
1,937,614
Nuveen Floating Rate Income Fund, Class R6 34,586,409
4,555,413
Nuveen High Yield Fund, Class W 40,543,177
9,964,681
Nuveen Short Term Bond Fund, Class W 101,041,868
TOTAL FIXED INCOME 379,839,015
INFLATION-PROTECTED ASSETS—9.9%
8,429,673
Nuveen Inflation Linked Bond Fund, Class W 92,473,512
TOTAL INFLATION-PROTECTED ASSETS 92,473,512
INTERNATIONAL EQUITY—12.5%
1,795,517
Nuveen Emerging Markets Equity Fund, Class W 22,318,281
1,773,315
Nuveen International Equity Fund, Class W 29,915,821
1,925,865
Nuveen International Opportunities Fund, Class W 34,472,976
350,841
Nuveen International Value Fund, Class I 14,093,285
1,021,247
Nuveen Quant International Small Cap Equity Fund, Class W 16,043,787
TOTAL INTERNATIONAL EQUITY 116,844,150
INTERNATIONAL FIXED INCOME—9.8%
4,419,363
Nuveen Emerging Markets Debt Fund, Class W 40,613,945
5,699,219
Nuveen International Bond Fund, Class W 51,065,006
TOTAL INTERNATIONAL FIXED INCOME 91,678,951
U.S. EQUITY—23.3%
1,805,306
Nuveen Core Equity Fund, Class W 29,282,067
560,659
Nuveen Dividend Growth Fund, Class R6 35,198,156
1,966,749
Nuveen Dividend Value Fund, Class R6 32,825,043
783,643
Nuveen Growth Opportunities ETF 34,362,746
1,167,018
Nuveen Large Cap Growth Fund, Class W 36,632,700
1,312,622
Nuveen Large Cap Value Fund, Class W 34,561,344
148,900
Nuveen Quant Small Cap Equity Fund, Class W 3,455,959
185,237
Nuveen Small Cap Select Fund, Class R6 3,291,670
420,473
Nuveen Quant Small/Mid Cap Equity Fund, Class W 7,942,742
TOTAL U.S. EQUITY 217,552,427
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $805,646,900) 933,377,865
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$281,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 281,000
TOTAL REPURCHASE AGREEMENT 281,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $281,000) 281,000
TOTAL INVESTMENTS—99.9%
(Cost $805,927,900) 933,658,865
OTHER ASSETS & LIABILITIES, NET—0.1% 717,842
NET ASSETS—100.0% $ 934,376,707
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $281,084 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 3/15/28, valued at $286,635.

Portfolio of Investments May 31, 2026
Lifecycle 2020
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—4.1%
8,599,502 (b)
Nuveen Real Property Fund LP (purchased 11/28/16-3/31/26; cost $88,221,697) $ 81,695,273
TOTAL DIRECT REAL ESTATE 81,695,273
FIXED INCOME—37.5%
26,500,223
Nuveen Core Bond Fund, Class W 243,007,041
19,947,619
Nuveen Core Plus Bond Fund, Class W 183,518,096
4,056,371
Nuveen Floating Rate Income Fund, Class R6 72,406,218
9,536,632
Nuveen High Yield Fund, Class W 84,876,020
16,355,037
Nuveen Short Term Bond Fund, Class W 165,840,076
TOTAL FIXED INCOME 749,647,451
INFLATION-PROTECTED ASSETS—8.3%
15,056,402
Nuveen Inflation Linked Bond Fund, Class W 165,168,730
TOTAL INFLATION-PROTECTED ASSETS 165,168,730
INTERNATIONAL EQUITY—14.2%
4,355,178
Nuveen Emerging Markets Equity Fund, Class W 54,134,866
4,292,163
Nuveen International Equity Fund, Class W 72,408,786
4,660,218
Nuveen International Opportunities Fund, Class W 83,417,894
848,806
Nuveen International Value Fund, Class I 34,096,551
2,464,511
Nuveen Quant International Small Cap Equity Fund, Class W 38,717,466
TOTAL INTERNATIONAL EQUITY 282,775,563
INTERNATIONAL FIXED INCOME—9.6%
9,247,421
Nuveen Emerging Markets Debt Fund, Class W 84,983,795
11,942,862
Nuveen International Bond Fund, Class W 107,008,042
TOTAL INTERNATIONAL FIXED INCOME 191,991,837
U.S. EQUITY—26.3%
4,371,581
Nuveen Core Equity Fund, Class W 70,907,047
1,346,338
Nuveen Dividend Growth Fund, Class R6 84,523,130
4,771,549
Nuveen Dividend Value Fund, Class R6 79,637,157
1,898,025
Nuveen Growth Opportunities ETF 83,228,396
2,823,389
Nuveen Large Cap Growth Fund, Class W 88,626,194
3,184,177
Nuveen Large Cap Value Fund, Class W 83,839,372
360,667
Nuveen Quant Small Cap Equity Fund, Class W 8,371,083
448,751
Nuveen Small Cap Select Fund, Class R6 7,974,335
1,017,465
Nuveen Quant Small/Mid Cap Equity Fund, Class W 19,219,914
TOTAL U.S. EQUITY 526,326,628
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,686,171,031) 1,997,605,482
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$103,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 103,000
TOTAL REPURCHASE AGREEMENT 103,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $103,000) 103,000
TOTAL INVESTMENTS—100.0%
(Cost $1,686,274,031) 1,997,708,482
OTHER ASSETS & LIABILITIES, NET—0.0% 795,584
NET ASSETS—100.0% $ 1,998,504,066
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $103,031 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/29, valued at $105,181.

Lifecycle 2025
Portfolio of Investments May 31, 2026
6
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.1%
14,087,420 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-3/31/26; cost $146,170,462) $ 133,830,492
TOTAL DIRECT REAL ESTATE 133,830,492
FIXED INCOME—34.7%
42,253,169
Nuveen Core Bond Fund, Class W 387,461,557
31,805,377
Nuveen Core Plus Bond Fund, Class W 292,609,466
6,467,492
Nuveen Floating Rate Income Fund, Class R6 115,444,736
15,198,211
Nuveen High Yield Fund, Class W 135,264,075
20,418,718
Nuveen Short Term Bond Fund, Class W 207,045,797
TOTAL FIXED INCOME 1,137,825,631
INFLATION-PROTECTED ASSETS—6.3%
18,728,829
Nuveen Inflation Linked Bond Fund, Class W 205,455,251
TOTAL INFLATION-PROTECTED ASSETS 205,455,251
INTERNATIONAL EQUITY—15.9%
8,010,292
Nuveen Emerging Markets Equity Fund, Class W 99,567,935
7,889,219
Nuveen International Equity Fund, Class W 133,091,128
8,575,768
Nuveen International Opportunities Fund, Class W 153,506,242
1,562,380
Nuveen International Value Fund, Class I 62,760,808
4,535,068
Nuveen Quant International Small Cap Equity Fund, Class W 71,245,912
TOTAL INTERNATIONAL EQUITY 520,172,025
INTERNATIONAL FIXED INCOME—9.3%
14,750,594
Nuveen Emerging Markets Debt Fund, Class W 135,557,963
19,030,266
Nuveen International Bond Fund, Class W 170,511,186
TOTAL INTERNATIONAL FIXED INCOME 306,069,149
U.S. EQUITY—29.5%
8,039,108
Nuveen Core Equity Fund, Class W 130,394,336
2,487,528
Nuveen Dividend Growth Fund, Class R6 156,167,037
8,779,480
Nuveen Dividend Value Fund, Class R6 146,529,518
3,495,279
Nuveen Growth Opportunities ETF 153,267,984
5,193,382
Nuveen Large Cap Growth Fund, Class W 163,020,250
5,854,095
Nuveen Large Cap Value Fund, Class W 154,138,321
663,617
Nuveen Quant Small Cap Equity Fund, Class W 15,402,542
825,698
Nuveen Small Cap Select Fund, Class R6 14,672,647
1,872,099
Nuveen Quant Small/Mid Cap Equity Fund, Class W 35,363,952
TOTAL U.S. EQUITY 968,956,587
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,696,237,241) 3,272,309,135
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$1,196,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 1,196,000
TOTAL REPURCHASE AGREEMENT 1,196,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,196,000) 1,196,000
TOTAL INVESTMENTS—99.8%
(Cost $2,697,433,241) 3,273,505,135
OTHER ASSETS & LIABILITIES, NET—0.2% 4,958,307
NET ASSETS—100.0% $ 3,278,463,442
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $1,196,357 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $1,220,030.

Portfolio of Investments May 31, 2026
Lifecycle 2030
7
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—4.1%
19,546,588 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-3/31/26; cost $206,041,488) $ 185,692,590
TOTAL DIRECT REAL ESTATE 185,692,590
FIXED INCOME—29.9%
56,084,863
Nuveen Core Bond Fund, Class W 514,298,195
42,211,176
Nuveen Core Plus Bond Fund, Class W 388,342,821
6,669,486
Nuveen Floating Rate Income Fund, Class R6 119,050,322
15,670,521
Nuveen High Yield Fund, Class W 139,467,641
19,318,836
Nuveen Short Term Bond Fund, Class W 195,892,996
TOTAL FIXED INCOME 1,357,051,975
INFLATION-PROTECTED ASSETS—4.3%
17,778,030
Nuveen Inflation Linked Bond Fund, Class W 195,024,991
TOTAL INFLATION-PROTECTED ASSETS 195,024,991
INTERNATIONAL EQUITY—18.7%
13,079,465
Nuveen Emerging Markets Equity Fund, Class W 162,577,744
12,911,166
Nuveen International Equity Fund, Class W 217,811,365
14,030,329
Nuveen International Opportunities Fund, Class W 251,142,898
2,556,754
Nuveen International Value Fund, Class I 102,704,824
7,428,700
Nuveen Quant International Small Cap Equity Fund, Class W 116,704,884
TOTAL INTERNATIONAL EQUITY 850,941,715
INTERNATIONAL FIXED INCOME—8.1%
15,232,503
Nuveen Emerging Markets Debt Fund, Class W 139,986,706
25,256,366
Nuveen International Bond Fund, Class W 226,297,036
TOTAL INTERNATIONAL FIXED INCOME 366,283,742
U.S. EQUITY—34.9%
13,152,287
Nuveen Core Equity Fund, Class W 213,330,100
4,061,147
Nuveen Dividend Growth Fund, Class R6 254,958,796
14,359,916
Nuveen Dividend Value Fund, Class R6 239,666,996
5,716,417
Nuveen Growth Opportunities ETF 250,664,886
8,505,827
Nuveen Large Cap Growth Fund, Class W 266,997,919
9,587,853
Nuveen Large Cap Value Fund, Class W 252,448,161
1,086,720
Nuveen Quant Small Cap Equity Fund, Class W 25,222,763
1,351,511
Nuveen Small Cap Select Fund, Class R6 24,016,350
3,061,497
Nuveen Quant Small/Mid Cap Equity Fund, Class W 57,831,672
TOTAL U.S. EQUITY 1,585,137,643
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,630,854,090) 4,540,132,656
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$113,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 113,000
TOTAL REPURCHASE AGREEMENT 113,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $113,000) 113,000
TOTAL INVESTMENTS—100.0%
(Cost $3,630,967,090) 4,540,245,656
OTHER ASSETS & LIABILITIES, NET—0.0% 108,280
NET ASSETS—100.0% $ 4,540,353,936
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $113,034 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 4/30/31, valued at $115,282.

Lifecycle 2035
Portfolio of Investments May 31, 2026
8
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.1%
22,589,231 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-5/18/26; cost $240,823,159) $ 214,597,690
TOTAL DIRECT REAL ESTATE 214,597,690
FIXED INCOME—24.5%
60,191,259
Nuveen Core Bond Fund, Class W 551,953,844
45,310,558
Nuveen Core Plus Bond Fund, Class W 416,857,135
5,014,553
Nuveen Floating Rate Income Fund, Class R6 89,509,766
11,788,769
Nuveen High Yield Fund, Class W 104,920,042
12,184,234
Nuveen Short Term Bond Fund, Class W 123,548,130
TOTAL FIXED INCOME 1,286,788,917
INFLATION-PROTECTED ASSETS—2.3%
11,081,821
Nuveen Inflation Linked Bond Fund, Class W 121,567,574
TOTAL INFLATION-PROTECTED ASSETS 121,567,574
INTERNATIONAL EQUITY—21.8%
17,560,055
Nuveen Emerging Markets Equity Fund, Class W 218,271,482
17,389,158
Nuveen International Equity Fund, Class W 293,355,100
18,892,322
Nuveen International Opportunities Fund, Class W 338,172,561
3,434,426
Nuveen International Value Fund, Class I 137,960,877
10,009,722
Nuveen Quant International Small Cap Equity Fund, Class W 157,252,731
TOTAL INTERNATIONAL EQUITY 1,145,012,751
INTERNATIONAL FIXED INCOME—6.7%
11,462,074
Nuveen Emerging Markets Debt Fund, Class W 105,336,459
27,216,213
Nuveen International Bond Fund, Class W 243,857,266
TOTAL INTERNATIONAL FIXED INCOME 349,193,725
U.S. EQUITY—40.5%
17,679,039
Nuveen Core Equity Fund, Class W 286,754,006
5,439,576
Nuveen Dividend Growth Fund, Class R6 341,496,601
19,298,550
Nuveen Dividend Value Fund, Class R6 322,092,799
7,681,586
Nuveen Growth Opportunities ETF 336,837,546
11,423,754
Nuveen Large Cap Growth Fund, Class W 358,591,625
12,904,589
Nuveen Large Cap Value Fund, Class W 339,777,841
1,457,773
Nuveen Quant Small Cap Equity Fund, Class W 33,834,919
1,818,133
Nuveen Small Cap Select Fund, Class R6 32,308,225
4,113,009
Nuveen Quant Small/Mid Cap Equity Fund, Class W 77,694,732
TOTAL U.S. EQUITY 2,129,388,294
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,040,772,685) 5,246,548,951
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,687,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 4,687,000
TOTAL REPURCHASE AGREEMENT 4,687,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,687,000) 4,687,000
TOTAL INVESTMENTS—100.0%
(Cost $4,045,459,685) 5,251,235,951
OTHER ASSETS & LIABILITIES, NET—0.0% 1,406,197
NET ASSETS—100.0% $ 5,252,642,148
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $4,688,398 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 4/30/31, valued at $4,780,831.

Portfolio of Investments May 31, 2026
Lifecycle 2040
9
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.1%
28,145,190 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-5/18/26; cost $297,951,295) $ 267,379,302
TOTAL DIRECT REAL ESTATE 267,379,302
FIXED INCOME—16.5%
58,260,577
Nuveen Core Bond Fund, Class W 534,249,491
43,815,502
Nuveen Core Plus Bond Fund, Class W 403,102,620
3,083,293
Nuveen Floating Rate Income Fund, Class R6 55,036,782
7,248,340
Nuveen High Yield Fund, Class W 64,510,223
2,220,763
Nuveen Short Term Bond Fund, Class W 22,518,535
TOTAL FIXED INCOME 1,079,417,651
INFLATION-PROTECTED ASSETS—0.3%
2,065,258
Nuveen Inflation Linked Bond Fund, Class W 22,655,880
TOTAL INFLATION-PROTECTED ASSETS 22,655,880
INTERNATIONAL EQUITY—26.0%
26,192,998
Nuveen Emerging Markets Equity Fund, Class W 325,578,969
25,839,621
Nuveen International Equity Fund, Class W 435,914,413
28,062,951
Nuveen International Opportunities Fund, Class W 502,326,822
5,114,877
Nuveen International Value Fund, Class I 205,464,610
14,831,873
Nuveen Quant International Small Cap Equity Fund, Class W 233,008,731
TOTAL INTERNATIONAL EQUITY 1,702,293,545
INTERNATIONAL FIXED INCOME—4.6%
7,036,670
Nuveen Emerging Markets Debt Fund, Class W 64,667,001
26,350,216
Nuveen International Bond Fund, Class W 236,097,934
TOTAL INTERNATIONAL FIXED INCOME 300,764,935
U.S. EQUITY—48.4%
26,286,766
Nuveen Core Equity Fund, Class W 426,371,339
8,080,268
Nuveen Dividend Growth Fund, Class R6 507,279,256
28,695,667
Nuveen Dividend Value Fund, Class R6 478,930,676
11,410,858
Nuveen Growth Opportunities ETF 500,366,123
16,985,807
Nuveen Large Cap Growth Fund, Class W 533,184,472
19,193,326
Nuveen Large Cap Value Fund, Class W 505,360,276
2,153,846
Nuveen Quant Small Cap Equity Fund, Class W 49,990,773
2,683,117
Nuveen Small Cap Select Fund, Class R6 47,678,984
6,078,265
Nuveen Quant Small/Mid Cap Equity Fund, Class W 114,818,425
TOTAL U.S. EQUITY 3,163,980,324
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,765,257,201) 6,536,491,637
TOTAL INVESTMENTS—99.9%
(Cost $4,765,257,201) 6,536,491,637
OTHER ASSETS & LIABILITIES, NET—0.1% 3,734,360
NET ASSETS—100.0% $ 6,540,225,997
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Lifecycle 2045
Portfolio of Investments May 31, 2026
10
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.1%
21,476,441 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-5/18/26; cost $226,982,635) $ 204,026,188
TOTAL DIRECT REAL ESTATE 204,026,188
FIXED INCOME—9.5%
27,669,854
Nuveen Core Bond Fund, Class W 253,732,559
20,763,051
Nuveen Core Plus Bond Fund, Class W 191,020,066
737,231
Nuveen Floating Rate Income Fund, Class R6 13,159,569
1,733,866
Nuveen High Yield Fund, Class W 15,431,408
TOTAL FIXED INCOME 473,343,602
INTERNATIONAL EQUITY—29.3%
22,502,508
Nuveen Emerging Markets Equity Fund, Class W 279,706,177
22,208,706
Nuveen International Equity Fund, Class W 374,660,870
24,092,515
Nuveen International Opportunities Fund, Class W 431,256,024
4,386,438
Nuveen International Value Fund, Class I 176,203,207
12,748,101
Nuveen Quant International Small Cap Equity Fund, Class W 200,272,660
TOTAL INTERNATIONAL EQUITY 1,462,098,938
INTERNATIONAL FIXED INCOME—2.5%
1,683,589
Nuveen Emerging Markets Debt Fund, Class W 15,472,187
12,516,581
Nuveen International Bond Fund, Class W 112,148,562
TOTAL INTERNATIONAL FIXED INCOME 127,620,749
U.S. EQUITY—54.5%
22,585,154
Nuveen Core Equity Fund, Class W 366,331,190
6,945,342
Nuveen Dividend Growth Fund, Class R6 436,028,590
24,654,857
Nuveen Dividend Value Fund, Class R6 411,489,565
9,813,589
Nuveen Growth Opportunities ETF 430,325,878
14,593,733
Nuveen Large Cap Growth Fund, Class W 458,097,269
16,491,827
Nuveen Large Cap Value Fund, Class W 434,229,804
1,865,134
Nuveen Quant Small Cap Equity Fund, Class W 43,289,770
2,322,706
Nuveen Small Cap Select Fund, Class R6 41,274,486
5,259,690
Nuveen Quant Small/Mid Cap Equity Fund, Class W 99,355,539
TOTAL U.S. EQUITY 2,720,422,091
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,497,065,153) 4,987,511,568
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,379,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 4,379,000
TOTAL REPURCHASE AGREEMENT 4,379,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,379,000) 4,379,000
TOTAL INVESTMENTS—100.0%
(Cost $3,501,444,153) 4,991,890,568
OTHER ASSETS & LIABILITIES, NET—0.0% 892,064
NET ASSETS—100.0% $ 4,992,782,632
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $4,380,306 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/29, valued at $4,466,602.

Portfolio of Investments May 31, 2026
Lifecycle 2050
11
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.1%
17,690,639 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-5/18/26; cost $186,301,072) $ 168,061,074
TOTAL DIRECT REAL ESTATE 168,061,074
FIXED INCOME—5.3%
13,327,982
Nuveen Core Bond Fund, Class W 122,217,593
9,978,628
Nuveen Core Plus Bond Fund, Class W 91,803,376
50,075
Nuveen Floating Rate Income Fund, Class R6 893,832
117,228
Nuveen High Yield Fund, Class W 1,043,326
TOTAL FIXED INCOME 215,958,127
INTERNATIONAL EQUITY—31.2%
19,741,013
Nuveen Emerging Markets Equity Fund, Class W 245,380,787
19,475,195
Nuveen International Equity Fund, Class W 328,546,535
21,147,259
Nuveen International Opportunities Fund, Class W 378,535,934
3,847,594
Nuveen International Value Fund, Class I 154,557,867
11,179,252
Nuveen Quant International Small Cap Equity Fund, Class W 175,626,051
TOTAL INTERNATIONAL EQUITY 1,282,647,174
INTERNATIONAL FIXED INCOME—1.3%
114,168
Nuveen Emerging Markets Debt Fund, Class W 1,049,204
6,042,655
Nuveen International Bond Fund, Class W 54,142,187
TOTAL INTERNATIONAL FIXED INCOME 55,191,391
U.S. EQUITY—58.0%
19,805,997
Nuveen Core Equity Fund, Class W 321,253,269
6,097,862
Nuveen Dividend Growth Fund, Class R6 382,823,784
21,626,735
Nuveen Dividend Value Fund, Class R6 360,950,214
8,607,256
Nuveen Growth Opportunities ETF 377,428,176
12,797,936
Nuveen Large Cap Growth Fund, Class W 401,727,202
14,466,812
Nuveen Large Cap Value Fund, Class W 380,911,160
1,635,642
Nuveen Quant Small Cap Equity Fund, Class W 37,963,240
2,036,927
Nuveen Small Cap Select Fund, Class R6 36,196,197
4,612,482
Nuveen Quant Small/Mid Cap Equity Fund, Class W 87,129,781
TOTAL U.S. EQUITY 2,386,383,023
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,878,024,744) 4,108,240,789
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,240,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 4,240,000
TOTAL REPURCHASE AGREEMENT 4,240,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,240,000) 4,240,000
TOTAL INVESTMENTS—100.0%
(Cost $2,882,264,744) 4,112,480,789
OTHER ASSETS & LIABILITIES, NET—0.0% 434,870
NET ASSETS—100.0% $ 4,112,915,659
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $4,241,265 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $4,324,870.

Lifecycle 2055
Portfolio of Investments May 31, 2026
12
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.1%
9,675,692 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-5/18/26; cost $102,522,848) $ 91,919,069
TOTAL DIRECT REAL ESTATE 91,919,069
FIXED INCOME—3.8%
5,311,707
Nuveen Core Bond Fund, Class W 48,708,358
3,958,427
Nuveen Core Plus Bond Fund, Class W 36,417,532
TOTAL FIXED INCOME 85,125,890
INTERNATIONAL EQUITY—31.8%
11,006,439
Nuveen Emerging Markets Equity Fund, Class W 136,810,041
10,868,550
Nuveen International Equity Fund, Class W 183,352,445
11,797,616
Nuveen International Opportunities Fund, Class W 211,177,329
2,147,496
Nuveen International Value Fund, Class I 86,264,921
6,250,379
Nuveen Quant International Small Cap Equity Fund, Class W 98,193,460
TOTAL INTERNATIONAL EQUITY 715,798,196
INTERNATIONAL FIXED INCOME—1.0%
2,407,741
Nuveen International Bond Fund, Class W 21,573,363
TOTAL INTERNATIONAL FIXED INCOME 21,573,363
U.S. EQUITY—59.2%
11,057,705
Nuveen Core Equity Fund, Class W 179,355,970
3,413,633
Nuveen Dividend Growth Fund, Class R6 214,307,889
12,066,922
Nuveen Dividend Value Fund, Class R6 201,396,927
4,803,621
Nuveen Growth Opportunities ETF 210,638,781
7,145,067
Nuveen Large Cap Growth Fund, Class W 224,283,653
8,070,604
Nuveen Large Cap Value Fund, Class W 212,498,990
913,178
Nuveen Quant Small Cap Equity Fund, Class W 21,194,850
1,137,219
Nuveen Small Cap Select Fund, Class R6 20,208,384
2,575,213
Nuveen Quant Small/Mid Cap Equity Fund, Class W 48,645,765
TOTAL U.S. EQUITY 1,332,531,209
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,624,948,074) 2,246,947,727
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,669,000 (c) Fixed Income Clearing Corporation 3 .620% 06/01/26 2,669,000
TOTAL REPURCHASE AGREEMENT 2,669,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,669,000) 2,669,000
TOTAL INVESTMENTS—100.0%
(Cost $1,627,617,074) 2,249,616,727
OTHER ASSETS & LIABILITIES, NET—0.0% 310,366
NET ASSETS—100.0% $ 2,249,927,093
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.620% dated 5/29/26 to be repurchased at $2,669,805 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 4/30/31, valued at $2,722,392.

Portfolio of Investments May 31, 2026
Lifecycle 2060
13
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.1%
4,808,955 (b)
Nuveen Real Property Fund LP (purchased 8/01/16-5/18/26; cost $50,739,330) $ 45,685,071
TOTAL DIRECT REAL ESTATE 45,685,071
FIXED INCOME—2.8%
1,940,282
Nuveen Core Bond Fund, Class W 17,792,386
1,453,309
Nuveen Core Plus Bond Fund, Class W 13,370,446
TOTAL FIXED INCOME 31,162,832
INTERNATIONAL EQUITY—32.3%
5,549,169
Nuveen Emerging Markets Equity Fund, Class W 68,976,171
5,476,001
Nuveen International Equity Fund, Class W 92,380,132
5,958,555
Nuveen International Opportunities Fund, Class W 106,658,128
1,081,064
Nuveen International Value Fund, Class I 43,426,336
3,147,158
Nuveen Quant International Small Cap Equity Fund, Class W 49,441,854
TOTAL INTERNATIONAL EQUITY 360,882,621
INTERNATIONAL FIXED INCOME—0.7%
879,012
Nuveen International Bond Fund, Class W 7,875,946
TOTAL INTERNATIONAL FIXED INCOME 7,875,946
U.S. EQUITY—60.0%
5,571,055
Nuveen Core Equity Fund, Class W 90,362,508
1,730,002
Nuveen Dividend Growth Fund, Class R6 108,609,517
6,077,591
Nuveen Dividend Value Fund, Class R6 101,435,002
2,414,291
Nuveen Growth Opportunities ETF 105,866,660
3,596,641
Nuveen Large Cap Growth Fund, Class W 112,898,571
4,050,595
Nuveen Large Cap Value Fund, Class W 106,652,167
459,673
Nuveen Quant Small Cap Equity Fund, Class W 10,669,017
572,455
Nuveen Small Cap Select Fund, Class R6 10,172,525
1,296,289
Nuveen Quant Small/Mid Cap Equity Fund, Class W 24,486,902
TOTAL U.S. EQUITY 671,152,869
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $846,878,222) 1,116,759,339
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,380,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 1,380,000
TOTAL REPURCHASE AGREEMENT 1,380,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,380,000) 1,380,000
TOTAL INVESTMENTS—100.0%
(Cost $848,258,222) 1,118,139,339
OTHER ASSETS & LIABILITIES, NET—0.0% 511,221
NET ASSETS—100.0% $ 1,118,650,560
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $1,380,412 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $1,407,634.

Lifecycle 2065
Portfolio of Investments May 31, 2026
14
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.1%
1,018,925 (b)
Nuveen Real Property Fund LP (purchased 9/30/20-5/18/26; cost $10,342,753) $ 9,679,791
TOTAL DIRECT REAL ESTATE 9,679,791
FIXED INCOME—1.8%
266,808
Nuveen Core Bond Fund, Class W 2,446,627
200,388
Nuveen Core Plus Bond Fund, Class W 1,843,568
TOTAL FIXED INCOME 4,290,195
INTERNATIONAL EQUITY—32.6%
1,194,028
Nuveen Emerging Markets Equity Fund, Class W 14,841,767
1,176,504
Nuveen International Equity Fund, Class W 19,847,621
1,275,438
Nuveen International Opportunities Fund, Class W 22,830,337
232,856
Nuveen International Value Fund, Class I 9,353,835
677,850
Nuveen Quant International Small Cap Equity Fund, Class W 10,649,024
TOTAL INTERNATIONAL EQUITY 77,522,584
INTERNATIONAL FIXED INCOME—0.5%
120,525
Nuveen International Bond Fund, Class W 1,079,905
TOTAL INTERNATIONAL FIXED INCOME 1,079,905
U.S. EQUITY—60.7%
1,197,659
Nuveen Core Equity Fund, Class W 19,426,022
371,967
Nuveen Dividend Growth Fund, Class R6 23,352,065
1,305,000
Nuveen Dividend Value Fund, Class R6 21,780,449
516,001
Nuveen Growth Opportunities ETF 22,626,644
772,344
Nuveen Large Cap Growth Fund, Class W 24,243,892
869,740
Nuveen Large Cap Value Fund, Class W 22,900,242
98,529
Nuveen Quant Small Cap Equity Fund, Class W 2,286,864
122,748
Nuveen Small Cap Select Fund, Class R6 2,181,239
278,048
Nuveen Quant Small/Mid Cap Equity Fund, Class W 5,252,336
TOTAL U.S. EQUITY 144,049,753
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $194,304,452) 236,622,228
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$62,000 (c) Fixed Income Clearing Corporation 3 .580% 06/01/26 62,000
TOTAL REPURCHASE AGREEMENT 62,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $62,000) 62,000
TOTAL INVESTMENTS—99.7%
(Cost $194,366,452) 236,684,228
OTHER ASSETS & LIABILITIES, NET—0.3% 804,790
NET ASSETS—100.0% $ 237,489,018
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $62,019 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 3.500%
and maturity date 9/30/29, valued at $63,300.

Portfolio of Investments May 31, 2026
Lifecycle 2070
15
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%(a)
DIRECT REAL ESTATE—4.1%
24,887 (b)
Nuveen Real Property Fund LP (purchased 9/30/25-5/18/26; cost $236,872) $ 236,426
TOTAL DIRECT REAL ESTATE 236,426
FIXED INCOME—0.9%
3,143
Nuveen Core Bond Fund, Class W 28,817
2,365
Nuveen Core Plus Bond Fund, Class W 21,761
TOTAL FIXED INCOME 50,578
INTERNATIONAL EQUITY—33.2%
29,436
Nuveen Emerging Markets Equity Fund, Class W 365,884
29,067
Nuveen International Equity Fund, Class W 490,360
31,559
Nuveen International Opportunities Fund, Class W 564,905
5,744
Nuveen International Value Fund, Class I 230,723
16,758
Nuveen Quant International Small Cap Equity Fund, Class W 263,275
TOTAL INTERNATIONAL EQUITY 1,915,147
INTERNATIONAL FIXED INCOME—0.2%
1,400
Nuveen International Bond Fund, Class W 12,545
TOTAL INTERNATIONAL FIXED INCOME 12,545
U.S. EQUITY—61.7%
29,581
Nuveen Core Equity Fund, Class W 479,811
9,212
Nuveen Dividend Growth Fund, Class R6 578,341
32,290
Nuveen Dividend Value Fund, Class R6 538,925
12,764
Nuveen Growth Opportunities ETF 559,701
19,129
Nuveen Large Cap Growth Fund, Class W 600,464
21,532
Nuveen Large Cap Value Fund, Class W 566,950
2,439
Nuveen Quant Small Cap Equity Fund, Class W 56,603
3,035
Nuveen Small Cap Select Fund, Class R6 53,934
6,882
Nuveen Quant Small/Mid Cap Equity Fund, Class W 130,000
TOTAL U.S. EQUITY 3,564,729
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,531,050) 5,779,425
TOTAL INVESTMENTS—100.1%
(Cost $5,531,050) 5,779,425
OTHER ASSETS & LIABILITIES, NET—(0.1)% (8,603)
NET ASSETS—100.0% $ 5,770,822
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.

Statement of Assets and Liabilities
See Notes to Financial Statements
16
May 31, 2026
12.1
Lifecycle Retirement
Income
12.2
Lifecycle 2010
12.3
Lifecycle 2015
ASSETS
Affiliated investments, at value
‡
$ 395,204,796 $ 672,712,666 $ 933,377,865
Short-term investments, at value
#
225,000 – 281,000
Cash 39 – 210
Receivables:
Dividends 684,558 1,323,943 1,647,585
Interest 67 – 84
Investments sold 1,894,189 3,510,722 5,000,087
Reimbursement from Adviser 72,059 155,785 135,126
Shares sold 25,625 34,740 145,376
Other 99,788 282,250 394,554
Total assets 398,206,121 678,020,106 940,981,887
LIABILITIES
Due to affiliates 3,409 3,086 11,910
Cash overdraft – 431,246 –
Payables:
Management fees 136,446 235,993 323,677
Investments purchased - regular settlement 2,268,583 3,477,301 5,662,723
Shares redeemed 81,985 570,670 129,745
Service agreement fees 23,988 37,530 56,798
Accrued expenses:
Custodian fees 8,146 8,145 8,128
Professional fees 15,191 15,453 15,709
Shareholder reporting expenses 13,742 14,163 13,830
Shareholder servicing agent fees 12,315 412 485
Trustees fees 70,901 256,513 368,671
12b-1 distribution and service fees 28,411 2,143 3,290
Other 6,947 9,354 10,214
Total liabilities 2,670,064 5,062,009 6,605,180
Net assets $ 395,536,057 $ 672,958,097 $ 934,376,707
NET ASSETS CONSIST OF:
Paid-in capital $ 340,197,389 $ 575,412,798 $ 819,390,837
Total distributable earnings (loss) 55,338,668 97,545,299 114,985,870
Net assets $ 395,536,057 $ 672,958,097 $ 934,376,707
‡
Affiliated investments, cost $ 334,908,677 $ 567,748,476 $ 805,646,900
#
Short-term investments, cost $ 225,000 $ – $ 281,000

See Notes to Financial Statements
17
12.4
Lifecycle 2020
12.5
Lifecycle 2025
12.6
Lifecycle 2030
12.7
Lifecycle 2035
12.8
Lifecycle 2040
12.9
Lifecycle 2045
13.01
Lifecycle 2050
$ 1,997,605,482 $ 3,272,309,135 $ 4,540,132,656 $ 5,246,548,951 $ 6,536,491,637 $ 4,987,511,568 $ 4,108,240,789
103,000 1,196,000 113,000 4,687,000 – 4,379,000 4,240,000
341 683 932 916 – 975 752
3,273,285 4,996,474 5,890,154 5,493,658 4,546,666 1,949,068 866,420
31 357 34 1,398 – 1,306 1,265
10,994,923 18,030,717 26,191,520 26,796,188 35,316,586 18,922,420 11,981,603
292,447 484,632 717,575 830,417 1,151,418 868,518 710,990
144,860 4,477,349 782,051 1,750,756 591,572 1,486,010 1,707,769
584,621 631,785 636,619 642,944 821,069 340,954 235,071
2,012,998,990 3,302,127,132 4,574,464,541 5,286,752,228 6,578,918,948 5,015,459,819 4,127,984,659
49,322 75,794 86,681 89,234 109,513 75,021 44,989
– – – – 784,093 – –
696,417 1,148,446 1,599,177 1,853,104 2,328,113 1,773,847 1,458,348
11,696,014 19,893,289 26,495,090 30,756,172 31,827,446 20,005,438 12,886,476
1,332,920 1,726,890 5,054,600 513,013 2,509,825 273,469 274,863
92,671 123,104 157,894 162,605 198,486 120,149 88,993
8,202 8,340 8,314 8,228 8,150 8,255 8,295
16,735 17,927 19,051 19,603 20,738 19,276 18,463
17,570 21,300 23,536 24,555 29,473 25,295 27,626
853 983 1,177 1,185 1,206 1,196 1,206
559,391 606,502 608,351 617,652 796,983 319,220 212,371
6,568 11,195 15,954 16,919 20,316 14,531 11,989
18,261 29,920 40,780 47,810 58,609 41,490 35,381
14,494,924 23,663,690 34,110,605 34,110,080 38,692,951 22,677,187 15,069,000
$ 1,998,504,066 $ 3,278,463,442 $ 4,540,353,936 $ 5,252,642,148 $ 6,540,225,997 $ 4,992,782,632 $ 4,112,915,659
$ 1,698,848,882 $ 2,707,716,606 $ 3,587,042,782 $ 3,935,712,306 $ 4,543,911,195 $ 3,298,154,612 $ 2,707,325,715
299,655,184 570,746,836 953,311,154 1,316,929,842 1,996,314,802 1,694,628,020 1,405,589,944
$ 1,998,504,066 $ 3,278,463,442 $ 4,540,353,936 $ 5,252,642,148 $ 6,540,225,997 $ 4,992,782,632 $ 4,112,915,659
$ 1,686,171,031 $ 2,696,237,241 $ 3,630,854,090 $ 4,040,772,685 $ 4,765,257,201 $ 3,497,065,153 $ 2,878,024,744
$ 103,000 $ 1,196,000 $ 113,000 $ 4,687,000 $ – $ 4,379,000 $ 4,240,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
18
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
May 31, 2026
12.1
Lifecycle Retirement
Income
12.2
Lifecycle 2010
12.3
Lifecycle 2015
CLASS A:
Net assets $ 131,269,224 $ – $ –
Shares outstanding 10,622,892 – –
Net asset value ("NAV") per share $ 12 .36 $ – $ –
Maximum sales charge 5.75% –% –%
Offering price per share (NAV per share plus maximum sales charge) $ 13 .11 $ – $ –
CLASS I:
Net assets $ 273,132 $ 99,746 $ 130,421
Shares outstanding 22,058 9,256 13,143
NAV and offering price per share $ 12 .38 $ 10 .78 $ 9 .92
PREMIER CLASS:
Net assets $ 4,782,285 $ 15,506,281 $ 25,240,765
Shares outstanding 386,465 1,447,242 2,553,847
NAV and offering price per share $ 12 .37 $ 10 .71 $ 9 .88
CLASS R6:
Net assets $ 146,105,268 $ 480,232,238 $ 642,065,593
Shares outstanding 11,802,785 44,718,787 64,652,197
NAV and offering price per share $ 12 .38 $ 10 .74 $ 9 .93
RETIREMENT CLASS:
Net assets $ 113,106,148 $ 177,119,832 $ 266,939,928
Shares outstanding 9,164,680 12,655,902 19,474,348
NAV and offering price per share $ 12 .34 $ 14 .00 $ 13 .71
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
19
12.4
Lifecycle 2020
12.5
Lifecycle 2025
12.6
Lifecycle 2030
12.7
Lifecycle 2035
12.8
Lifecycle 2040
12.9
Lifecycle 2045
13.01
Lifecycle 2050
$ – $ – $ – $ – $ – $ – $ –
– – – – – – –
$ – $ – $ – $ – $ – $ – $ –
–% –% –% –% –% –% –%
$ – $ – $ – $ – $ – $ – $ –
$ 257,845 $ 598,994 $ 722,981 $ 1,141,139 $ 402,258 $ 848,118 $ 618,957
24,935 54,862 62,926 94,088 31,622 50,853 35,337
$ 10 .34 $ 10 .92 $ 11 .49 $ 12 .13 $ 12 .72 $ 16 .68 $ 17 .52
$ 49,267,229 $ 85,466,983 $ 121,030,001 $ 129,969,100 $ 157,730,878 $ 111,806,788 $ 93,038,508
4,769,965 7,869,111 10,604,259 10,737,877 12,429,304 6,744,836 5,343,236
$ 10 .33 $ 10 .86 $ 11 .41 $ 12 .10 $ 12 .69 $ 16 .58 $ 17 .41
$ 1,511,242,155 $ 2,609,993,065 $ 3,674,927,680 $ 4,353,742,136 $ 5,446,606,329 $ 4,310,135,606 $ 3,597,415,594
145,974,970 238,956,616 319,785,686 358,333,623 427,481,042 258,381,847 205,547,861
$ 10 .35 $ 10 .92 $ 11 .49 $ 12 .15 $ 12 .74 $ 16 .68 $ 17 .50
$ 437,736,837 $ 582,404,400 $ 743,673,274 $ 767,789,773 $ 935,486,532 $ 569,992,120 $ 421,842,600
29,479,598 36,470,563 42,890,720 40,439,164 44,926,955 34,583,157 24,397,759
$ 14 .85 $ 15 .97 $ 17 .34 $ 18 .99 $ 20 .82 $ 16 .48 $ 17 .29
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
20
(continued)
Statement of Assets and Liabilities
(continued)
May 31, 2026
13.1
Lifecycle 2055
13.2
Lifecycle 2060
13.3
Lifecycle 2065
ASSETS
Affiliated investments, at value
‡
$ 2,246,947,727 $ 1,116,759,339 $ 236,622,228
Short-term investments, at value
#
2,669,000 1,380,000 62,000
Cash 114 898 994
Receivables:
Dividends 341,746 124,640 17,196
Interest 805 412 19
Investments sold 5,064,455 1,959,455 586,460
Reimbursement from Adviser 407,889 211,148 56,556
Shares sold 1,313,194 1,012,057 690,538
Other 104,444 36,532 14,705
Total assets 2,256,849,374 1,121,484,481 238,050,696
LIABILITIES
Due to affiliates 3,924 3,226 2,721
Payables:
Management fees 797,119 393,315 82,598
Investments purchased - regular settlement 5,792,453 2,325,807 427,595
Shares redeemed 137,947 9,791 952
Service agreement fees 45,755 21,329 5,532
Accrued expenses:
Custodian fees 8,050 8,094 8,171
Professional fees 16,796 15,782 15,006
Shareholder reporting expenses 22,181 21,730 11,793
Shareholder servicing agent fees 1,121 1,006 499
Trustees fees 70,443 19,912 1,839
12b-1 distribution and service fees 7,046 2,975 959
Other 19,446 10,954 4,013
Total liabilities 6,922,281 2,833,921 561,678
Net assets $ 2,249,927,093 $ 1,118,650,560 $ 237,489,018
NET ASSETS CONSIST OF:
Paid-in capital $ 1,543,286,812 $ 809,960,934 $ 186,719,330
Total distributable earnings (loss) 706,640,281 308,689,626 50,769,688
Net assets $ 2,249,927,093 $ 1,118,650,560 $ 237,489,018
‡
Affiliated investments, cost $ 1,624,948,074 $ 846,878,222 $ 194,304,452
#
Short-term investments, cost $ 2,669,000 $ 1,380,000 $ 62,000
CLASS I:
Net assets $ 555,205 $ 518,043 $ 168,405
Shares outstanding 26,458 28,024 10,619
NAV and offering price per share $ 20 .98 $ 18 .49 $ 15 .86
PREMIER CLASS:
Net assets $ 53,939,164 $ 23,378,786 $ 7,638,608
Shares outstanding 2,582,901 1,267,910 475,950
NAV and offering price per share $ 20 .88 $ 18 .44 $ 16 .05
CLASS R6:
Net assets $ 1,978,162,552 $ 993,692,190 $ 203,292,964
Shares outstanding 94,244,434 53,700,377 12,463,072
NAV and offering price per share $ 20 .99 $ 18 .50 $ 16 .31
RETIREMENT CLASS:
Net assets $ 217,270,172 $ 101,061,541 $ 26,389,041
Shares outstanding 10,415,849 5,492,341 1,621,055
NAV and offering price per share $ 20 .86 $ 18 .40 $ 16 .28
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
21
13.4
Lifecycle 2070
$ 5,779,425
–
7,489
195
–
8,826
1,022
878
29,772
5,827,607
5,115
1,891
10,022
–
143
4,804
15,433
16,241
77
90
69
2,900
56,785
$ 5,770,822
$ 5,223,651
547,171
$ 5,770,822
$ 5,531,050
$ –
$ 553,633
50,000
$ 11 .07
$ 553,633
50,000
$ 11 .07
$ 3,943,984
355,968
$ 11 .08
$ 719,572
65,017
$ 11 .07
Unlimited
$ 0 .0001

Statement of Operations
See Notes to Financial Statements
22
Year Ended May 31, 2026
12.1 Lifecycle
Retirement Income 12.2 Lifecycle 2010 12.3 Lifecycle 2015 12.4 Lifecycle 2020
INVESTMENT INCOME
Dividends from affiliated investments $ 14,480,946 $ 25,607,051 $ 34,981,949 $ 72,467,637
Interest 11,450 18,774 22,737 44,651
Total investment income 14,492,396 25,625,825 35,004,686 72,512,288
EXPENSES
Management fees 1,553,159 2,689,823 3,748,293 8,102,906
12b-1 distribution and service fees — Class A 320,338 – – –
12b-1 distribution and service fees — Premier Class 10,562 34,866 52,504 107,123
Shareholder servicing agent fees — Class A 41,887 – – –
Shareholder servicing agent fees — Class I 147 110 157 361
Shareholder servicing agent fees — Premier Class 128 81 87 99
Shareholder servicing agent fees — Class R6 1,711 1,094 1,370 2,541
Shareholder servicing agent fees — Retirement Class 296,940 455,291 670,302 1,130,942
Administrative service fees 25,250 22,781 24,175 29,734
Trustees fees 3,300 5,586 7,834 16,746
Custodian expenses 7,848 7,857 7,872 7,911
Overdraft expense 2,530 2,149 5,191 5,851
Professional fees 16,095 16,616 17,120 19,131
Registration fees 38,181 35,377 37,302 37,878
Shareholder reporting expenses 22,004 12,808 1,955 –
Other 71,295 106,785 136,830 236,732
Total expenses 2,411,375 3,391,224 4,710,992 9,697,955
Expenses reimbursed by the investment adviser (181,865) (127,557) (123,671) (114,163)
Fee waiver by investment adviser (602,816) (1,582,586) (1,492,801) (3,257,789)
Net expenses 1,626,694 1,681,081 3,094,520 6,326,003
Net investment income (loss) 12,865,702 23,944,744 31,910,166 66,186,285
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Affiliated investments 3,889,793 16,126,342 12,088,190 42,097,921
Distributions from affiliated investments 9,028,905 13,979,572 21,351,549 52,055,458
Net realized gain (loss) 12,918,698 30,105,914 33,439,739 94,153,379
Change in unrealized appreciation (depreciation) on:
Affiliated investments 22,650,841 26,893,482 52,619,043 111,754,731
Net change in unrealized appreciation (depreciation) 22,650,841 26,893,482 52,619,043 111,754,731
Net realized and unrealized gain (loss) 35,569,539 56,999,396 86,058,782 205,908,110
Net increase (decrease) in net assets from operations $ 48,435,241 $ 80,944,140 $ 117,968,948 $ 272,094,395

See Notes to Financial Statements
23
12.5 Lifecycle 2025 12.6 Lifecycle 2030 12.7 Lifecycle 2035 12.8 Lifecycle 2040 12.9 Lifecycle 2045
$ 113,091,866 $ 140,725,972 $ 144,903,787 $ 155,504,201 $ 103,340,899
78,159 143,273 178,409 216,504 177,199
113,170,025 140,869,245 145,082,196 155,720,705 103,518,098
13,215,459 17,972,834 20,452,966 25,503,055 19,163,417
– – – – –
179,187 251,164 269,099 300,069 225,244
– – – – –
276 276 355 165 228
140 147 182 168 155
3,315 3,899 4,213 4,909 4,301
1,499,805 1,889,296 1,935,885 2,326,565 1,396,756
36,097 42,039 44,930 50,844 42,885
27,137 36,981 41,698 51,384 38,531
8,039 8,025 7,983 7,939 7,998
8,091 11,206 7,034 7,594 6,694
21,442 23,570 24,611 26,268 23,913
37,403 35,891 38,285 39,952 31,895
– – – – –
358,571 472,182 519,776 612,090 465,721
15,394,962 20,747,510 23,347,017 28,931,002 21,407,738
(110,923) (122,119) (132,370) (139,765) (141,139)
(5,371,802) (7,835,164) (9,135,780) (12,486,451) (9,489,454)
9,912,237 12,790,227 14,078,867 16,304,786 11,777,145
103,257,788 128,079,018 131,003,329 139,415,919 91,740,953
81,166,736 115,307,384 156,801,258 249,749,084 183,820,652
94,967,117 153,041,340 200,148,669 295,929,141 249,121,540
176,133,853 268,348,724 356,949,927 545,678,225 432,942,192
192,136,441 303,530,934 378,838,734 520,743,173 451,738,517
192,136,441 303,530,934 378,838,734 520,743,173 451,738,517
368,270,294 571,879,658 735,788,661 1,066,421,398 884,680,709
$ 471,528,082 $ 699,958,676 $ 866,791,990 $ 1,205,837,317 $ 976,421,662

Statement of Operations
(continued)
See Notes to Financial Statements
24
(continued)
(continued)
Statement of Operations
(continued)
(a) For the period September 30, 2025 (commencement of operations) through May 31, 2026.
Year Ended May 31, 2026 13.01 Lifecycle 2050 13.1 Lifecycle 2055 13.2 Lifecycle 2060 13.3 Lifecycle 2065
INVESTMENT INCOME
Dividends from affiliated investments $ 78,172,910 $ 41,328,678 $ 19,599,974 $ 3,611,369
Interest 151,037 92,462 56,416 17,991
Total investment income 78,323,947 41,421,140 19,656,390 3,629,360
EXPENSES
Management fees 15,614,924 8,429,471 4,054,146 759,983
12b-1 distribution and service fees — Premier Class 169,411 98,234 40,555 10,740
Shareholder servicing agent fees — Class I 201 175 140 120
Shareholder servicing agent fees — Premier Class 144 138 130 96
Shareholder servicing agent fees — Class R6 4,111 3,379 2,839 1,265
Shareholder servicing agent fees — Retirement Class 1,044,767 522,932 240,812 55,347
Administrative service fees 38,473 29,672 24,304 20,238
Trustees fees 31,352 16,986 8,244 1,547
Custodian expenses 8,034 7,858 7,885 7,907
Overdraft expense 3,421 2,018 1,791 520
Professional fees 22,327 19,131 17,184 15,713
Registration fees 32,726 20,811 38,749 37,969
Shareholder reporting expenses – 15,324 48,368 52,342
Other 395,432 230,704 122,967 41,804
Total expenses 17,365,323 9,396,833 4,608,114 1,005,591
Expenses reimbursed by the investment adviser (153,557) (140,327) (172,998) (160,682)
Fee waiver by investment adviser (7,708,042) (4,161,331) (2,002,366) (379,971)
Net expenses 9,503,724 5,095,175 2,432,750 464,938
Net investment income (loss) 68,820,223 36,325,965 17,223,640 3,164,422
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments – – – 29,023
Affiliated investments 134,051,802 56,147,620 16,205,114 722,475
Distributions from affiliated investments 215,509,271 118,594,793 58,330,506 11,216,368
Net realized gain (loss) 349,561,073 174,742,413 74,535,620 11,967,866
Change in unrealized appreciation (depreciation) on:
Affiliated investments 409,099,594 240,377,103 126,714,899 25,846,806
Net change in unrealized appreciation (depreciation) 409,099,594 240,377,103 126,714,899 25,846,806
Net realized and unrealized gain (loss) 758,660,667 415,119,516 201,250,519 37,814,672
Net increase (decrease) in net assets from operations $ 827,480,890 $ 451,445,481 $ 218,474,159 $ 40,979,094

See Notes to Financial Statements
25
13.4 Lifecycle 2070
(a)
$ 83,615
43
83,658
13,701
515
1,514
1,520
1,582
2,425
14,059
98
4,804
61
15,435
52,584
34,919
16,512
159,729
(143,628)
(7,407)
8,694
74,964
–
(3,021)
300,696
297,675
248,375
248,375
546,050
$ 621,014

Statement of Changes in Net Assets
See Notes to Financial Statements
26
12.1
Lifecycle Retirement Income
12.2
Lifecycle 2010
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 12,865,702 $ 14,087,646 $ 23,944,744 $ 26,421,807
Net realized gain (loss) 12,918,698 5,901,380 30,105,914 16,747,931
Net change in unrealized appreciation
(depreciation) 22,650,841 8,649,040 26,893,482 10,225,320
Net increase (decrease) in net assets from
operations 48,435,241 28,638,066 80,944,140 53,395,058
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (6,371,961) (4,078,576) – –
Class I (10,760) (7,945) (6,577) (4,956)
Premier Class (351,587) (295,128) (1,615,584) (1,621,020)
Class R6 (7,616,155) (5,257,423) (32,772,166) (29,104,411)
Retirement Class (5,993,120) (4,039,158) (9,097,154) (9,067,334)
Total distributions (20,343,583) (13,678,230) (43,491,481) (39,797,721)
FUND SHARE TRANSACTIONS
Subscriptions 35,926,151 35,151,487 39,846,999 64,271,790
Reinvestments of distributions 20,092,031 13,508,864 43,487,424 39,795,437
Redemptions (81,362,216) (89,531,953) (136,571,955) (233,387,950)
Net increase (decrease) from Fund share
transactions (25,344,034) (40,871,602) (53,237,532) (129,320,723)
Net increase (decrease) in net assets 2,747,624 (25,911,766) (15,784,873) (115,723,386)
Net assets at the beginning of period 392,788,433 418,700,199 688,742,970 804,466,356
Net assets at the end of period $ 395,536,057 $ 392,788,433 $ 672,958,097 $ 688,742,970

See Notes to Financial Statements
27
12.3
Lifecycle 2015
12.4
Lifecycle 2020
12.5
Lifecycle 2025
12.6
Lifecycle 2030
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
$ 31,910,166 $ 37,669,720 $ 66,186,285 $ 78,241,497 $ 103,257,788 $ 119,237,423 $ 128,079,018 $ 136,965,182
33,439,739 18,526,654 94,153,379 54,754,875 176,133,853 103,944,467 268,348,724 146,582,853
52,619,043 20,191,165 111,754,731 36,159,988 192,136,441 51,182,130 303,530,934 72,900,832
117,968,948 76,387,539 272,094,395 169,156,360 471,528,082 274,364,020 699,958,676 356,448,867
– – – – – – – –
– – – – – – – –
(7,314) (11,250) (22,239) (18,848) (48,105) (33,235) (45,777) (38,938)
(2,005,140) (1,732,420) (4,547,921) (3,999,247) (8,345,412) (7,244,493) (11,983,691) (8,641,673)
(38,384,727) (30,844,386) (98,981,115) (80,430,468) (182,530,491) (140,567,956) (254,515,236) (167,870,196)
(10,707,701) (8,951,414) (19,497,003) (17,029,727) (27,594,330) (23,487,619) (34,405,063) (25,191,754)
(51,104,882) (41,539,470) (123,048,278) (101,478,290) (218,518,338) (171,333,303) (300,949,767) (201,742,561)
43,185,572 68,186,554 77,530,643 105,934,257 148,285,271 207,300,117 240,841,510 264,887,553
51,101,947 41,470,195 122,817,120 101,285,207 217,806,264 170,710,985 300,642,610 201,568,037
(208,899,418) (320,496,059) (452,766,648) (687,634,259) (708,130,024) (1,029,440,184) (765,306,526) (1,008,798,089)
(114,611,899) (210,839,310) (252,418,885) (480,414,795) (342,038,489) (651,429,082) (223,822,406) (542,342,499)
(47,747,833) (175,991,241) (103,372,768) (412,736,725) (89,028,745) (548,398,365) 175,186,503 (387,636,193)
982,124,540 1,158,115,781 2,101,876,834 2,514,613,559 3,367,492,187 3,915,890,552 4,365,167,433 4,752,803,626
$ 934,376,707 $ 982,124,540 $ 1,998,504,066 $ 2,101,876,834 $ 3,278,463,442 $ 3,367,492,187 $ 4,540,353,936 $ 4,365,167,433

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
28
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
12.7
Lifecycle 2035
12.8
Lifecycle 2040
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 131,003,329 $ 136,277,430 $ 139,415,919 $ 144,839,128
Net realized gain (loss) 356,949,927 197,716,734 545,678,225 276,991,188
Net change in unrealized appreciation
(depreciation) 378,838,734 70,335,322 520,743,173 95,582,656
Net increase (decrease) in net assets from
operations 866,791,990 404,329,486 1,205,837,317 517,412,972
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I (73,559) (39,306) (28,846) (22,636)
Premier Class (13,683,853) (8,527,791) (15,635,478) (9,174,380)
Class R6 (307,950,716) (172,639,733) (406,091,647) (203,141,552)
Retirement Class (35,873,874) (22,167,807) (43,708,194) (23,548,314)
Total distributions (357,582,002) (203,374,637) (465,464,165) (235,886,882)
FUND SHARE TRANSACTIONS
Subscriptions 274,695,876 304,972,586 238,767,887 293,035,890
Reinvestments of distributions 357,104,556 203,116,579 465,039,755 235,712,156
Redemptions (723,540,976) (988,470,092) (830,123,767) (1,051,404,392)
Net increase (decrease) from Fund share
transactions (91,740,544) (480,380,927) (126,316,125) (522,656,346)
Net increase (decrease) in net assets 417,469,444 (279,426,078) 614,057,027 (241,130,256)
Net assets at the beginning of period 4,835,172,704 5,114,598,782 5,926,168,970 6,167,299,226
Net assets at the end of period $ 5,252,642,148 $ 4,835,172,704 $ 6,540,225,997 $ 5,926,168,970

See Notes to Financial Statements
29
12.9
Lifecycle 2045
13.01
Lifecycle 2050
13.1
Lifecycle 2055
13.2
Lifecycle 2060
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
$ 91,740,953 $ 94,364,562 $ 68,820,223 $ 70,897,708 $ 36,325,965 $ 35,916,143 $ 17,223,640 $ 15,520,766
432,942,192 212,817,308 349,561,073 157,973,193 174,742,413 70,248,163 74,535,620 25,476,829
451,738,517 82,614,932 409,099,594 86,698,584 240,377,103 57,291,729 126,714,899 30,778,920
976,421,662 389,796,802 827,480,890 315,569,485 451,445,481 163,456,035 218,474,159 71,776,515
– – – – – – – –
(55,076) (28,881) (42,129) (15,129) (30,735) (15,902) (22,623) (10,698)
(11,151,381) (6,339,340) (7,840,686) (4,374,389) (4,033,677) (2,469,848) (1,406,799) (828,467)
(292,753,149) (138,161,083) (228,160,139) (107,879,742) (111,143,183) (58,177,790) (45,964,582) (22,926,985)
(39,138,128) (21,129,752) (27,513,859) (14,695,039) (12,194,803) (7,402,119) (4,663,533) (2,647,674)
(343,097,734) (165,659,056) (263,556,813) (126,964,299) (127,402,398) (68,065,659) (52,057,537) (26,413,824)
282,160,813 290,731,183 226,040,391 260,131,714 193,547,770 215,374,673 171,339,973 170,143,384
342,805,996 165,518,216 263,367,672 126,886,622 127,151,701 67,956,803 51,814,066 26,263,851
(628,101,945) (765,035,736) (442,981,214) (578,892,864) (249,541,170) (290,244,704) (122,042,298) (125,358,077)
(3,135,136) (308,786,337) 46,426,849 (191,874,528) 71,158,301 (6,913,228) 101,111,741 71,049,158
630,188,792 (84,648,591) 610,350,926 (3,269,342) 395,201,384 88,477,148 267,528,363 116,411,849
4,362,593,840 4,447,242,431 3,502,564,733 3,505,834,075 1,854,725,709 1,766,248,561 851,122,197 734,710,348
$ 4,992,782,632 $ 4,362,593,840 $ 4,112,915,659 $ 3,502,564,733 $ 2,249,927,093 $ 1,854,725,709 $ 1,118,650,560 $ 851,122,197

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
30
(continued)
Statement of Changes in Net Assets
(continued)
13.3
Lifecycle 2065
13.4
Lifecycle 2070
Year Ended
5/31/26
Year Ended
5/31/25
For the period
9/30/25
(commencement of operations)
through
5/31/26
OPERATIONS
Net investment income (loss) $ 3,164,422 $ 2,097,686 $ 74,964
Net realized gain (loss) 11,967,866 3,118,214 297,675
Net change in unrealized appreciation (depreciation) 25,846,806 4,943,935 248,375
Net increase (decrease) in net assets from operations 40,979,094 10,159,835 621,014
DISTRIBUTIONS TO SHAREHOLDERS – – –
Dividends:
Class I (6,500) (4,065) (6,967)
Premier Class (298,821) (150,235) (6,967)
Class R6 (6,203,356) (2,730,931) (50,120)
Retirement Class (833,475) (482,116) (6,839)
Total distributions (7,342,152) (3,367,347) (70,893)
FUND SHARE TRANSACTIONS
Subscriptions 90,577,127 70,752,055 5,314,039
Reinvestments of distributions 7,333,530 3,365,436 –
Redemptions (33,956,894) (31,948,510) (93,338)
Net increase (decrease) from Fund share transactions 63,953,763 42,168,981 5,220,701
Net increase (decrease) in net assets 97,590,705 48,961,469 5,770,822
Net assets at the beginning of period 139,898,313 90,936,844 –
Net assets at the end of period $ 237,489,018 $ 139,898,313 $ 5,770,822

Financial Highlights
See Notes to Financial Statements
32
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.1
Lifecycle Retirement Income
Class A:
5/31/26 $ 11 .52 $ 0 .37 $ 1 .06 $ 1 .43 $ ( 0 .36 ) $ ( 0 .23 ) $ ( 0 .59 ) $ 12 .36
5/31/25 11 .11 0 .38 0 .40 0 .78 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 11 .52
5/31/24 10 .42 0 .32 0 .72 1 .04 ( 0 .35 ) — ( 0 .35 ) 11 .11
5/31/23 11 .12 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .42
5/31/22 12 .79 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .12
Class I:
5/31/26 11 .54 0 .40 1 .06 1 .46 ( 0 .39 ) ( 0 .23 ) ( 0 .62 ) 12 .38
5/31/25 11 .13 0 .41 0 .39 0 .80 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) 11 .54
5/31/24 10 .44 0 .34 0 .72 1 .06 ( 0 .37 ) — ( 0 .37 ) 11 .13
5/31/23 11 .14 0 .41 ( 0 .49 ) ( 0 .08 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 10 .44
5/31/22 12 .81 0 .30 ( 1 .04 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .14
Premier Class:
5/31/26 11 .53 0 .38 1 .07 1 .45 ( 0 .38 ) ( 0 .23 ) ( 0 .61 ) 12 .37
5/31/25 11 .12 0 .40 0 .39 0 .79 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 11 .53
5/31/24 10 .43 0 .33 0 .72 1 .05 ( 0 .36 ) — ( 0 .36 ) 11 .12
5/31/23 11 .13 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 10 .43
5/31/22 12 .80 0 .27 ( 1 .01 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .13
Class R6:
5/31/26 11 .54 0 .40 1 .06 1 .46 ( 0 .39 ) ( 0 .23 ) ( 0 .62 ) 12 .38
5/31/25 11 .13 0 .42 0 .39 0 .81 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 11 .54
5/31/24 10 .44 0 .35 0 .72 1 .07 ( 0 .38 ) — ( 0 .38 ) 11 .13
5/31/23 11 .14 0 .39 ( 0 .46 ) ( 0 .07 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 10 .44
5/31/22 12 .81 0 .29 ( 1 .02 ) ( 0 .73 ) ( 0 .38 ) ( 0 .56 ) ( 0 .94 ) 11 .14
Retirement Class:
5/31/26 11 .51 0 .37 1 .05 1 .42 ( 0 .36 ) ( 0 .23 ) ( 0 .59 ) 12 .34
5/31/25 11 .10 0 .38 0 .40 0 .78 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 11 .51
5/31/24 10 .41 0 .32 0 .72 1 .04 ( 0 .35 ) — ( 0 .35 ) 11 .10
5/31/23 11 .11 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .41
5/31/22 12 .78 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .11
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
33
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
12 .84% $ 131,269 0 .72% 0 .50% 3 .12% 29%
7 .11 122,877 0 .75 0 .53 3 .35 13
10 .19 124,235 0 .74 0 .53 3 .00 12
( 0 .69 ) 123,946 0 .72 0 .52 3 .43 19
( 6 .49 ) 131,167 0 .70 0 .51 2 .10 28
13 .02 273 0 .51 0 .32 3 .31 29
7 .31 184 0 .52 0 .33 3 .61 13
10 .36 337 0 .54 0 .36 3 .16 12
( 0 .50 ) 317 0 .52 0 .35 3 .86 19
( 6 .33 ) 609 0 .50 0 .34 2 .44 28
12 .93 4,782 0 .59 0 .40 3 .16 29
7 .21 7,624 0 .61 0 .43 3 .50 13
10 .29 9,940 0 .61 0 .43 3 .09 12
( 0 .58 ) 15,207 0 .59 0 .42 3 .55 19
( 6 .40 ) 17,624 0 .58 0 .41 2 .17 28
13 .10 146,105 0 .44 0 .25 3 .37 29
7 .37 141,910 0 .46 0 .27 3 .64 13
10 .45 156,206 0 .46 0 .28 3 .25 12
( 0 .42 ) 171,457 0 .44 0 .27 3 .72 19
( 6 .25 ) 222,227 0 .43 0 .26 2 .37 28
12 .76 113,106 0 .68 0 .50 3 .13 29
7 .12 120,193 0 .71 0 .53 3 .36 13
10 .20 127,984 0 .71 0 .53 3 .00 12
( 0 .68 ) 133,676 0 .69 0 .52 3 .45 19
( 6 .49 ) 157,609 0 .68 0 .50 2 .11 28

Financial Highlights
(continued)
See Notes to Financial Statements
34
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.2
Lifecycle 2010
Class I:
5/31/26 $ 10 .28 $ 0 .37 $ 0 .88 $ 1 .25 $ ( 0 .41 ) $ ( 0 .34 ) $ ( 0 .75 ) $ 10 .78
5/31/25 10 .13 0 .37 0 .37 0 .74 ( 0 .37 ) ( 0 .22 ) ( 0 .59 ) 10 .28
5/31/24 9 .55 0 .32 0 .65 0 .97 ( 0 .39 ) — ( 0 .39 ) 10 .13
5/31/23 10 .32 0 .36 ( 0 .42 ) ( 0 .06 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .55
5/31/22 12 .22 0 .26 ( 0 .93 ) ( 0 .67 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 10 .32
Premier Class:
5/31/26 10 .22 0 .37 0 .86 1 .23 ( 0 .40 ) ( 0 .34 ) ( 0 .74 ) 10 .71
5/31/25 10 .08 0 .36 0 .37 0 .73 ( 0 .37 ) ( 0 .22 ) ( 0 .59 ) 10 .22
5/31/24 9 .50 0 .31 0 .65 0 .96 ( 0 .38 ) — ( 0 .38 ) 10 .08
5/31/23 10 .27 0 .34 ( 0 .41 ) ( 0 .07 ) ( 0 .35 ) ( 0 .35 ) ( 0 .70 ) 9 .50
5/31/22 12 .17 0 .25 ( 0 .94 ) ( 0 .69 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 10 .27
Class R6:
5/31/26 10 .24 0 .38 0 .87 1 .25 ( 0 .41 ) ( 0 .34 ) ( 0 .75 ) 10 .74
5/31/25 10 .10 0 .37 0 .38 0 .75 ( 0 .39 ) ( 0 .22 ) ( 0 .61 ) 10 .24
5/31/24 9 .53 0 .32 0 .65 0 .97 ( 0 .40 ) — ( 0 .40 ) 10 .10
5/31/23 10 .29 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .53
5/31/22 12 .20 0 .27 ( 0 .94 ) ( 0 .67 ) ( 0 .41 ) ( 0 .83 ) ( 1 .24 ) 10 .29
Retirement Class:
5/31/26 13 .13 0 .45 1 .14 1 .59 ( 0 .38 ) ( 0 .34 ) ( 0 .72 ) 14 .00
5/31/25 12 .79 0 .45 0 .46 0 .91 ( 0 .35 ) ( 0 .22 ) ( 0 .57 ) 13 .13
5/31/24 11 .96 0 .38 0 .82 1 .20 ( 0 .37 ) — ( 0 .37 ) 12 .79
5/31/23 12 .73 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .33 ) ( 0 .35 ) ( 0 .68 ) 11 .96
5/31/22 14 .80 0 .30 ( 1 .17 ) ( 0 .87 ) ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 12 .73
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
35
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
12 .46% $ 100 0 .54% 0 .29% 3 .44% 28%
7 .37 90 0 .51 0 .32 3 .55 13
10 .33 157 0 .50 0 .32 3 .25 14
( 0 .42 ) 146 0 .50 0 .32 3 .69 18
( 6 .32 ) 177 0 .48 0 .33 2 .29 21
12 .29 15,506 0 .57 0 .32 3 .45 28
7 .26 27,069 0 .59 0 .41 3 .46 13
10 .27 34,029 0 .59 0 .41 3 .17 14
( 0 .50 ) 40,794 0 .57 0 .39 3 .53 18
( 6 .45 ) 50,141 0 .56 0 .41 2 .16 21
12 .55 480,232 0 .42 0 .17 3 .55 28
7 .43 476,783 0 .44 0 .26 3 .63 13
10 .31 534,127 0 .44 0 .26 3 .30 14
( 0 .23 ) 570,203 0 .42 0 .24 3 .66 18
( 6 .34 ) 700,875 0 .41 0 .26 2 .34 21
12 .32 177,120 0 .67 0 .42 3 .30 28
7 .14 184,800 0 .69 0 .51 3 .41 13
10 .11 236,153 0 .69 0 .51 3 .05 14
( 0 .54 ) 245,451 0 .67 0 .49 3 .42 18
( 6 .56 ) 290,686 0 .66 0 .51 2 .09 21

Financial Highlights
(continued)
See Notes to Financial Statements
36
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.3
Lifecycle 2015
Class I:
5/31/26 $ 9 .33 $ 0 .30 $ 0 .88 $ 1 .18 $ ( 0 .37 ) $ ( 0 .22 ) $ ( 0 .59 ) $ 9 .92
5/31/25 9 .06 0 .33 0 .33 0 .66 ( 0 .33 ) ( 0 .06 ) ( 0 .39 ) 9 .33
5/31/24 8 .49 0 .29 0 .61 0 .90 ( 0 .33 ) — ( 0 .33 ) 9 .06
5/31/23 9 .17 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .49
5/31/22 10 .81 0 .22 ( 0 .86 ) ( 0 .64 ) ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 9 .17
Premier Class:
5/31/26 9 .28 0 .32 0 .85 1 .17 ( 0 .35 ) ( 0 .22 ) ( 0 .57 ) 9 .88
5/31/25 9 .02 0 .32 0 .33 0 .65 ( 0 .33 ) ( 0 .06 ) ( 0 .39 ) 9 .28
5/31/24 8 .46 0 .27 0 .61 0 .88 ( 0 .32 ) — ( 0 .32 ) 9 .02
5/31/23 9 .14 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .46
5/31/22 10 .76 0 .21 ( 0 .84 ) ( 0 .63 ) ( 0 .34 ) ( 0 .65 ) ( 0 .99 ) 9 .14
Class R6:
5/31/26 9 .33 0 .33 0 .85 1 .18 ( 0 .36 ) ( 0 .22 ) ( 0 .58 ) 9 .93
5/31/25 9 .07 0 .34 0 .32 0 .66 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 9 .33
5/31/24 8 .50 0 .28 0 .62 0 .90 ( 0 .33 ) — ( 0 .33 ) 9 .07
5/31/23 9 .18 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .28 ) ( 0 .34 ) ( 0 .62 ) 8 .50
5/31/22 10 .81 0 .23 ( 0 .85 ) ( 0 .62 ) ( 0 .36 ) ( 0 .65 ) ( 1 .01 ) 9 .18
Retirement Class:
5/31/26 12 .67 0 .42 1 .17 1 .59 ( 0 .33 ) ( 0 .22 ) ( 0 .55 ) 13 .71
5/31/25 12 .17 0 .43 0 .44 0 .87 ( 0 .31 ) ( 0 .06 ) ( 0 .37 ) 12 .67
5/31/24 11 .30 0 .35 0 .83 1 .18 ( 0 .31 ) — ( 0 .31 ) 12 .17
5/31/23 11 .99 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .25 ) ( 0 .34 ) ( 0 .59 ) 11 .30
5/31/22 13 .82 0 .27 ( 1 .12 ) ( 0 .85 ) ( 0 .33 ) ( 0 .65 ) ( 0 .98 ) 11 .99
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
37
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
12 .95% $ 130 0 .49% 0 .32% 3 .05% 28%
7 .40 278 0 .46 0 .32 3 .56 11
10 .74 355 0 .47 0 .28 3 .26 13
( 0 .52 ) 381 0 .53 0 .38 3 .49 18
( 6 .61 ) 390 0 .52 0 .38 2 .15 20
12 .87 25,241 0 .56 0 .40 3 .25 28
7 .27 39,085 0 .58 0 .43 3 .44 11
10 .56 42,131 0 .58 0 .39 3 .11 13
( 0 .57 ) 56,724 0 .57 0 .42 3 .48 18
( 6 .54 ) 71,144 0 .56 0 .42 2 .06 20
12 .99 642,066 0 .41 0 .25 3 .38 28
7 .40 679,851 0 .43 0 .28 3 .62 11
10 .82 782,265 0 .43 0 .24 3 .25 13
( 0 .39 ) 831,507 0 .42 0 .27 3 .61 18
( 6 .43 ) 1,005,382 0 .41 0 .27 2 .25 20
12 .75 266,940 0 .66 0 .50 3 .12 28
7 .21 262,910 0 .68 0 .53 3 .40 11
10 .52 333,364 0 .68 0 .49 2 .99 13
( 0 .66 ) 339,003 0 .67 0 .52 3 .36 18
( 6 .73 ) 393,955 0 .66 0 .52 2 .01 20

Financial Highlights
(continued)
See Notes to Financial Statements
38
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.4
Lifecycle 2020
Class I:
5/31/26 $ 9 .69 $ 0 .33 $ 0 .99 $ 1 .32 $ ( 0 .35 ) $ ( 0 .32 ) $ ( 0 .67 ) $ 10 .34
5/31/25 9 .45 0 .31 0 .39 0 .70 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 9 .69
5/31/24 8 .77 0 .28 0 .73 1 .01 ( 0 .33 ) — ( 0 .33 ) 9 .45
5/31/23 9 .47 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .25 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .37 ) ( 0 .72 ) ( 1 .09 ) 9 .47
Premier Class:
5/31/26 9 .67 0 .32 1 .00 1 .32 ( 0 .34 ) ( 0 .32 ) ( 0 .66 ) 10 .33
5/31/25 9 .44 0 .32 0 .37 0 .69 ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 9 .67
5/31/24 8 .75 0 .27 0 .74 1 .01 ( 0 .32 ) — ( 0 .32 ) 9 .44
5/31/23 9 .45 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 8 .75
5/31/22 11 .23 0 .21 ( 0 .92 ) ( 0 .71 ) ( 0 .35 ) ( 0 .72 ) ( 1 .07 ) 9 .45
Class R6:
5/31/26 9 .70 0 .33 1 .00 1 .33 ( 0 .36 ) ( 0 .32 ) ( 0 .68 ) 10 .35
5/31/25 9 .46 0 .34 0 .38 0 .72 ( 0 .35 ) ( 0 .13 ) ( 0 .48 ) 9 .70
5/31/24 8 .77 0 .28 0 .74 1 .02 ( 0 .33 ) — ( 0 .33 ) 9 .46
5/31/23 9 .48 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .26 0 .23 ( 0 .91 ) ( 0 .68 ) ( 0 .38 ) ( 0 .72 ) ( 1 .10 ) 9 .48
Retirement Class:
5/31/26 13 .64 0 .43 1 .42 1 .85 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 14 .85
5/31/25 13 .12 0 .44 0 .52 0 .96 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 13 .64
5/31/24 12 .05 0 .36 1 .01 1 .37 ( 0 .30 ) — ( 0 .30 ) 13 .12
5/31/23 12 .75 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 12 .05
5/31/22 14 .78 0 .27 ( 1 .24 ) ( 0 .97 ) ( 0 .34 ) ( 0 .72 ) ( 1 .06 ) 12 .75
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
39
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
13 .98% $ 258 0 .52% 0 .36% 3 .25% 28%
7 .52 348 0 .47 0 .33 3 .23 11
11 .65 520 0 .51 0 .35 3 .10 12
( 0 .32 ) 695 0 .50 0 .36 3 .33 18
( 6 .93 ) 498 0 .46 0 .32 1 .91 22
13 .96 49,267 0 .56 0 .40 3 .13 28
7 .39 81,189 0 .57 0 .43 3 .32 11
11 .68 93,230 0 .58 0 .41 2 .97 12
( 0 .42 ) 141,676 0 .57 0 .42 3 .31 18
( 7 .06 ) 165,761 0 .55 0 .42 1 .96 22
14 .00 1,511,242 0 .41 0 .25 3 .25 28
7 .66 1,558,875 0 .42 0 .28 3 .49 11
11 .86 1,821,625 0 .43 0 .26 3 .11 12
( 0 .36 ) 1,921,359 0 .41 0 .27 3 .45 18
( 6 .86 ) 2,303,415 0 .40 0 .27 2 .15 22
13 .77 437,737 0 .66 0 .50 3 .01 28
7 .36 461,466 0 .67 0 .53 3 .27 11
11 .50 599,239 0 .68 0 .51 2 .86 12
( 0 .47 ) 642,436 0 .67 0 .52 3 .21 18
( 7 .17 ) 764,245 0 .65 0 .52 1 .89 22

Financial Highlights
(continued)
See Notes to Financial Statements
40
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.5
Lifecycle 2025
Class I:
5/31/26 $ 10 .19 $ 0 .34 $ 1 .16 $ 1 .50 $ ( 0 .35 ) $ ( 0 .42 ) $ ( 0 .77 ) $ 10 .92
5/31/25 9 .94 0 .33 0 .43 0 .76 ( 0 .33 ) ( 0 .18 ) ( 0 .51 ) 10 .19
5/31/24 9 .09 0 .28 0 .88 1 .16 ( 0 .31 ) — ( 0 .31 ) 9 .94
5/31/23 9 .85 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .75 0 .22 ( 0 .98 ) ( 0 .76 ) ( 0 .38 ) ( 0 .76 ) ( 1 .14 ) 9 .85
Premier Class:
5/31/26 10 .14 0 .32 1 .15 1 .47 ( 0 .33 ) ( 0 .42 ) ( 0 .75 ) 10 .86
5/31/25 9 .89 0 .32 0 .43 0 .75 ( 0 .32 ) ( 0 .18 ) ( 0 .50 ) 10 .14
5/31/24 9 .05 0 .26 0 .89 1 .15 ( 0 .31 ) — ( 0 .31 ) 9 .89
5/31/23 9 .80 0 .28 ( 0 .32 ) ( 0 .04 ) ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 9 .05
5/31/22 11 .70 0 .21 ( 0 .98 ) ( 0 .77 ) ( 0 .37 ) ( 0 .76 ) ( 1 .13 ) 9 .80
Class R6:
5/31/26 10 .19 0 .33 1 .17 1 .50 ( 0 .35 ) ( 0 .42 ) ( 0 .77 ) 10 .92
5/31/25 9 .95 0 .34 0 .42 0 .76 ( 0 .34 ) ( 0 .18 ) ( 0 .52 ) 10 .19
5/31/24 9 .09 0 .28 0 .90 1 .18 ( 0 .32 ) — ( 0 .32 ) 9 .95
5/31/23 9 .85 0 .30 ( 0 .34 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .76 0 .23 ( 0 .99 ) ( 0 .76 ) ( 0 .39 ) ( 0 .76 ) ( 1 .15 ) 9 .85
Retirement Class:
5/31/26 14 .57 0 .44 1 .69 2 .13 ( 0 .31 ) ( 0 .42 ) ( 0 .73 ) 15 .97
5/31/25 14 .01 0 .45 0 .59 1 .04 ( 0 .30 ) ( 0 .18 ) ( 0 .48 ) 14 .57
5/31/24 12 .69 0 .36 1 .25 1 .61 ( 0 .29 ) — ( 0 .29 ) 14 .01
5/31/23 13 .44 0 .38 ( 0 .44 ) ( 0 .06 ) ( 0 .23 ) ( 0 .46 ) ( 0 .69 ) 12 .69
5/31/22 15 .63 0 .26 ( 1 .35 ) ( 1 .09 ) ( 0 .34 ) ( 0 .76 ) ( 1 .10 ) 13 .44
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
41
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
15 .17% $ 599 0 .45% 0 .29% 3 .15% 29%
7 .74 651 0 .45 0 .31 3 .28 12
13 .00 773 0 .50 0 .35 2 .92 13
( 0 .21 ) 855 0 .51 0 .36 2 .99 20
( 7 .32 ) 391 0 .48 0 .34 1 .93 25
14 .94 85,467 0 .56 0 .40 3 .01 29
7 .71 134,870 0 .57 0 .43 3 .18 12
12 .84 161,319 0 .58 0 .43 2 .80 13
( 0 .20 ) 221,273 0 .57 0 .42 3 .09 20
( 7 .44 ) 236,147 0 .55 0 .42 1 .83 25
15 .15 2,609,993 0 .41 0 .25 3 .13 29
7 .73 2,626,444 0 .42 0 .28 3 .32 12
13 .20 2,940,148 0 .43 0 .28 2 .94 13
( 0 .14 ) 2,939,672 0 .42 0 .27 3 .23 20
( 7 .33 ) 3,488,042 0 .40 0 .27 2 .01 25
14 .90 582,404 0 .66 0 .50 2 .88 29
7 .48 605,527 0 .67 0 .53 3 .12 12
12 .79 813,651 0 .68 0 .53 2 .69 13
( 0 .30 ) 845,520 0 .67 0 .52 3 .00 20
( 7 .55 ) 973,393 0 .65 0 .52 1 .75 25

Financial Highlights
(continued)
See Notes to Financial Statements
42
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.6
Lifecycle 2030
Class I:
5/31/26 $ 10 .58 $ 0 .30 $ 1 .43 $ 1 .73 $ ( 0 .33 ) $ ( 0 .49 ) $ ( 0 .82 ) $ 11 .49
5/31/25 10 .25 0 .32 0 .51 0 .83 ( 0 .31 ) ( 0 .19 ) ( 0 .50 ) 10 .58
5/31/24 9 .20 0 .25 1 .09 1 .34 ( 0 .29 ) — ( 0 .29 ) 10 .25
5/31/23 9 .97 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .03 ) ( 0 .82 ) ( 0 .39 ) ( 0 .83 ) ( 1 .22 ) 9 .97
Premier Class:
5/31/26 10 .51 0 .31 1 .39 1 .70 ( 0 .31 ) ( 0 .49 ) ( 0 .80 ) 11 .41
5/31/25 10 .19 0 .30 0 .51 0 .81 ( 0 .30 ) ( 0 .19 ) ( 0 .49 ) 10 .51
5/31/24 9 .14 0 .25 1 .08 1 .33 ( 0 .28 ) — ( 0 .28 ) 10 .19
5/31/23 9 .91 0 .26 ( 0 .30 ) ( 0 .04 ) ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 9 .14
5/31/22 11 .95 0 .19 ( 1 .02 ) ( 0 .83 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 9 .91
Class R6:
5/31/26 10 .58 0 .32 1 .40 1 .72 ( 0 .32 ) ( 0 .49 ) ( 0 .81 ) 11 .49
5/31/25 10 .26 0 .32 0 .51 0 .83 ( 0 .32 ) ( 0 .19 ) ( 0 .51 ) 10 .58
5/31/24 9 .20 0 .26 1 .10 1 .36 ( 0 .30 ) — ( 0 .30 ) 10 .26
5/31/23 9 .97 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .24 ) ( 0 .51 ) ( 0 .75 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 9 .97
Retirement Class:
5/31/26 15 .58 0 .44 2 .09 2 .53 ( 0 .28 ) ( 0 .49 ) ( 0 .77 ) 17 .34
5/31/25 14 .88 0 .44 0 .73 1 .17 ( 0 .28 ) ( 0 .19 ) ( 0 .47 ) 15 .58
5/31/24 13 .22 0 .34 1 .58 1 .92 ( 0 .26 ) — ( 0 .26 ) 14 .88
5/31/23 13 .98 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .20 ) ( 0 .51 ) ( 0 .71 ) 13 .22
5/31/22 16 .36 0 .25 ( 1 .44 ) ( 1 .19 ) ( 0 .36 ) ( 0 .83 ) ( 1 .19 ) 13 .98
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
16 .87% $ 723 0 .45% 0 .27% 2 .65% 28%
8 .16 840 0 .45 0 .30 3 .02 13
14 .76 853 0 .51 0 .37 2 .57 14
0 .09 597 0 .50 0 .34 2 .77 22
( 7 .71 ) 497 0 .46 0 .31 1 .88 26
16 .64 121,030 0 .56 0 .39 2 .76 28
8 .04 184,117 0 .58 0 .43 2 .90 13
14 .75 199,927 0 .58 0 .44 2 .56 14
( 0 .01 ) 246,776 0 .57 0 .42 2 .84 22
( 7 .87 ) 265,245 0 .56 0 .41 1 .66 26
16 .82 3,674,928 0 .41 0 .24 2 .88 28
8 .16 3,434,340 0 .43 0 .28 3 .06 13
14 .95 3,630,602 0 .43 0 .29 2 .70 14
0 .15 3,405,403 0 .42 0 .27 2 .97 22
( 7 .66 ) 3,872,654 0 .41 0 .26 1 .86 26
16 .58 743,673 0 .66 0 .49 2 .64 28
7 .89 745,870 0 .68 0 .53 2 .85 13
14 .66 921,422 0 .68 0 .54 2 .45 14
( 0 .10 ) 899,081 0 .67 0 .52 2 .74 22
( 7 .94 ) 1,008,369 0 .66 0 .51 1 .60 26

Financial Highlights
(continued)
See Notes to Financial Statements
44
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.7
Lifecycle 2035
Class I:
5/31/26 $ 11 .04 $ 0 .30 $ 1 .71 $ 2 .01 $ ( 0 .31 ) $ ( 0 .61 ) $ ( 0 .92 ) $ 12 .13
5/31/25 10 .63 0 .30 0 .59 0 .89 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 11 .04
5/31/24 9 .33 0 .23 1 .34 1 .57 ( 0 .27 ) — ( 0 .27 ) 10 .63
5/31/23 10 .12 0 .24 ( 0 .23 ) 0 .01 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 9 .33
5/31/22 12 .35 0 .19 ( 1 .07 ) ( 0 .88 ) ( 0 .41 ) ( 0 .94 ) ( 1 .35 ) 10 .12
Premier Class:
5/31/26 11 .02 0 .29 1 .69 1 .98 ( 0 .29 ) ( 0 .61 ) ( 0 .90 ) 12 .10
5/31/25 10 .61 0 .29 0 .59 0 .88 ( 0 .28 ) ( 0 .19 ) ( 0 .47 ) 11 .02
5/31/24 9 .31 0 .23 1 .33 1 .56 ( 0 .26 ) — ( 0 .26 ) 10 .61
5/31/23 10 .10 0 .24 ( 0 .24 ) — ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 9 .31
5/31/22 12 .33 0 .18 ( 1 .07 ) ( 0 .89 ) ( 0 .40 ) ( 0 .94 ) ( 1 .34 ) 10 .10
Class R6:
5/31/26 11 .06 0 .31 1 .70 2 .01 ( 0 .31 ) ( 0 .61 ) ( 0 .92 ) 12 .15
5/31/25 10 .65 0 .31 0 .59 0 .90 ( 0 .30 ) ( 0 .19 ) ( 0 .49 ) 11 .06
5/31/24 9 .35 0 .24 1 .34 1 .58 ( 0 .28 ) — ( 0 .28 ) 10 .65
5/31/23 10 .13 0 .25 ( 0 .22 ) 0 .03 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 9 .35
5/31/22 12 .37 0 .20 ( 1 .08 ) ( 0 .88 ) ( 0 .42 ) ( 0 .94 ) ( 1 .36 ) 10 .13
Retirement Class:
5/31/26 16 .81 0 .43 2 .62 3 .05 ( 0 .26 ) ( 0 .61 ) ( 0 .87 ) 18 .99
5/31/25 15 .95 0 .43 0 .88 1 .31 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 16 .81
5/31/24 13 .88 0 .33 1 .98 2 .31 ( 0 .24 ) — ( 0 .24 ) 15 .95
5/31/23 14 .63 0 .34 ( 0 .32 ) 0 .02 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .88
5/31/22 17 .27 0 .24 ( 1 .56 ) ( 1 .32 ) ( 0 .38 ) ( 0 .94 ) ( 1 .32 ) 14 .63
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
18 .72% $ 1,141 0 .45% 0 .27% 2 .55% 27%
8 .41 878 0 .46 0 .30 2 .76 14
17 .03 918 0 .54 0 .38 2 .35 14
0 .46 597 0 .52 0 .36 2 .58 25
( 8 .20 ) 447 0 .49 0 .34 1 .64 27
18 .45 129,969 0 .56 0 .38 2 .51 27
8 .36 198,432 0 .58 0 .42 2 .64 14
16 .98 215,181 0 .59 0 .43 2 .29 14
0 .39 264,692 0 .58 0 .41 2 .55 25
( 8 .29 ) 277,894 0 .56 0 .40 1 .52 27
18 .67 4,353,742 0 .42 0 .23 2 .61 27
8 .51 3,879,694 0 .43 0 .27 2 .80 14
17 .10 3,987,848 0 .44 0 .28 2 .46 14
0 .66 3,634,034 0 .43 0 .26 2 .68 25
( 8 .19 ) 4,103,430 0 .41 0 .25 1 .72 27
18 .46 767,790 0 .67 0 .48 2 .38 27
8 .21 756,169 0 .68 0 .52 2 .59 14
16 .78 910,652 0 .69 0 .53 2 .19 14
0 .38 853,592 0 .68 0 .51 2 .46 25
( 8 .42 ) 923,818 0 .66 0 .50 1 .46 27

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.8
Lifecycle 2040
Class I:
5/31/26 $ 11 .39 $ 0 .26 $ 2 .08 $ 2 .34 $ ( 0 .27 ) $ ( 0 .74 ) $ ( 1 .01 ) $ 12 .72
5/31/25 10 .89 0 .29 0 .68 0 .97 ( 0 .26 ) ( 0 .21 ) ( 0 .47 ) 11 .39
5/31/24 9 .34 0 .21 1 .59 1 .80 ( 0 .25 ) — ( 0 .25 ) 10 .89
5/31/23 10 .11 0 .21 ( 0 .15 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .34
5/31/22 12 .51 0 .18 ( 1 .10 ) ( 0 .92 ) ( 0 .43 ) ( 1 .05 ) ( 1 .48 ) 10 .11
Premier Class:
5/31/26 11 .35 0 .26 2 .07 2 .33 ( 0 .25 ) ( 0 .74 ) ( 0 .99 ) 12 .69
5/31/25 10 .86 0 .25 0 .70 0 .95 ( 0 .25 ) ( 0 .21 ) ( 0 .46 ) 11 .35
5/31/24 9 .32 0 .20 1 .58 1 .78 ( 0 .24 ) — ( 0 .24 ) 10 .86
5/31/23 10 .09 0 .21 ( 0 .16 ) 0 .05 ( 0 .17 ) ( 0 .65 ) ( 0 .82 ) 9 .32
5/31/22 12 .48 0 .17 ( 1 .09 ) ( 0 .92 ) ( 0 .42 ) ( 1 .05 ) ( 1 .47 ) 10 .09
Class R6:
5/31/26 11 .40 0 .28 2 .07 2 .35 ( 0 .27 ) ( 0 .74 ) ( 1 .01 ) 12 .74
5/31/25 10 .90 0 .27 0 .71 0 .98 ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 11 .40
5/31/24 9 .35 0 .22 1 .59 1 .81 ( 0 .26 ) — ( 0 .26 ) 10 .90
5/31/23 10 .12 0 .23 ( 0 .17 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .35
5/31/22 12 .52 0 .19 ( 1 .10 ) ( 0 .91 ) ( 0 .44 ) ( 1 .05 ) ( 1 .49 ) 10 .12
Retirement Class:
5/31/26 18 .06 0 .40 3 .32 3 .72 ( 0 .22 ) ( 0 .74 ) ( 0 .96 ) 20 .82
5/31/25 17 .01 0 .39 1 .10 1 .49 ( 0 .23 ) ( 0 .21 ) ( 0 .44 ) 18 .06
5/31/24 14 .46 0 .30 2 .47 2 .77 ( 0 .22 ) — ( 0 .22 ) 17 .01
5/31/23 15 .18 0 .32 ( 0 .25 ) 0 .07 ( 0 .14 ) ( 0 .65 ) ( 0 .79 ) 14 .46
5/31/22 18 .04 0 .24 ( 1 .66 ) ( 1 .42 ) ( 0 .39 ) ( 1 .05 ) ( 1 .44 ) 15 .18
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
21 .27% $ 402 0 .46% 0 .26% 2 .17% 25%
8 .93 320 0 .47 0 .29 2 .57 14
19 .49 591 0 .54 0 .36 2 .07 13
1 .04 367 0 .52 0 .33 2 .27 26
( 8 .55 ) 239 0 .48 0 .31 1 .53 29
21 .19 157,731 0 .57 0 .37 2 .12 25
8 .80 226,681 0 .59 0 .41 2 .27 14
19 .32 249,804 0 .59 0 .42 2 .00 13
0 .94 305,164 0 .58 0 .40 2 .28 26
( 8 .57 ) 314,758 0 .56 0 .39 1 .44 29
21 .29 5,446,606 0 .42 0 .22 2 .26 25
9 .03 4,806,853 0 .44 0 .26 2 .45 14
19 .56 4,859,805 0 .44 0 .27 2 .17 13
1 .11 4,401,861 0 .43 0 .25 2 .42 26
( 8 .47 ) 4,851,096 0 .41 0 .24 1 .61 29
21 .00 935,487 0 .67 0 .47 2 .03 25
8 .74 892,315 0 .69 0 .51 2 .23 14
19 .27 1,057,099 0 .69 0 .52 1 .90 13
0 .79 991,507 0 .68 0 .50 2 .20 26
( 8 .67 ) 1,085,996 0 .66 0 .49 1 .36 29

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.9
Lifecycle 2045
Class I:
5/31/26 $ 14 .60 $ 0 .31 $ 2 .98 $ 3 .29 $ ( 0 .30 ) $ ( 0 .91 ) $ ( 1 .21 ) $ 16 .68
5/31/25 13 .86 0 .33 0 .95 1 .28 ( 0 .28 ) ( 0 .26 ) ( 0 .54 ) 14 .60
5/31/24 11 .69 0 .24 2 .19 2 .43 ( 0 .26 ) — ( 0 .26 ) 13 .86
5/31/23 12 .61 0 .19 ( 0 .12 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .69
5/31/22 15 .57 0 .23 ( 1 .40 ) ( 1 .17 ) ( 0 .52 ) ( 1 .27 ) ( 1 .79 ) 12 .61
Premier Class:
5/31/26 14 .51 0 .29 2 .96 3 .25 ( 0 .27 ) ( 0 .91 ) ( 1 .18 ) 16 .58
5/31/25 13 .79 0 .29 0 .96 1 .25 ( 0 .27 ) ( 0 .26 ) ( 0 .53 ) 14 .51
5/31/24 11 .62 0 .23 2 .19 2 .42 ( 0 .25 ) — ( 0 .25 ) 13 .79
5/31/23 12 .54 0 .24 ( 0 .18 ) 0 .06 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .62
5/31/22 15 .49 0 .20 ( 1 .38 ) ( 1 .18 ) ( 0 .50 ) ( 1 .27 ) ( 1 .77 ) 12 .54
Class R6:
5/31/26 14 .60 0 .31 2 .98 3 .29 ( 0 .30 ) ( 0 .91 ) ( 1 .21 ) 16 .68
5/31/25 13 .87 0 .31 0 .98 1 .29 ( 0 .30 ) ( 0 .26 ) ( 0 .56 ) 14 .60
5/31/24 11 .69 0 .25 2 .20 2 .45 ( 0 .27 ) — ( 0 .27 ) 13 .87
5/31/23 12 .61 0 .26 ( 0 .18 ) 0 .08 ( 0 .20 ) ( 0 .80 ) ( 1 .00 ) 11 .69
5/31/22 15 .57 0 .22 ( 1 .38 ) ( 1 .16 ) ( 0 .53 ) ( 1 .27 ) ( 1 .80 ) 12 .61
Retirement Class:
5/31/26 14 .44 0 .27 2 .94 3 .21 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 16 .48
5/31/25 13 .72 0 .28 0 .96 1 .24 ( 0 .26 ) ( 0 .26 ) ( 0 .52 ) 14 .44
5/31/24 11 .57 0 .21 2 .18 2 .39 ( 0 .24 ) — ( 0 .24 ) 13 .72
5/31/23 12 .48 0 .23 ( 0 .18 ) 0 .05 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .57
5/31/22 15 .43 0 .18 ( 1 .37 ) ( 1 .19 ) ( 0 .49 ) ( 1 .27 ) ( 1 .76 ) 12 .48
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
23 .27% $ 848 0 .45% 0 .25% 1 .94% 26%
9 .28 644 0 .46 0 .27 2 .28 15
21 .04 838 0 .54 0 .36 1 .86 14
1 .03 565 0 .52 0 .33 1 .67 27
( 8 .67 ) 168 0 .45 0 .27 1 .55 29
23 .11 111,807 0 .57 0 .37 1 .87 26
9 .13 173,496 0 .59 0 .40 2 .02 15
21 .06 186,993 0 .60 0 .42 1 .78 14
0 .92 225,586 0 .58 0 .40 2 .06 27
( 8 .77 ) 224,448 0 .56 0 .38 1 .34 29
23 .23 4,310,136 0 .42 0 .22 1 .98 26
9 .32 3,648,655 0 .44 0 .25 2 .19 15
21 .22 3,613,760 0 .45 0 .27 1 .96 14
1 .08 3,141,514 0 .43 0 .25 2 .19 27
( 8 .63 ) 3,351,968 0 .41 0 .23 1 .52 29
22 .89 569,992 0 .67 0 .47 1 .76 26
9 .06 539,799 0 .69 0 .50 1 .99 15
20 .88 645,652 0 .70 0 .52 1 .69 14
0 .90 581,879 0 .68 0 .50 1 .97 27
( 8 .89 ) 613,731 0 .66 0 .48 1 .26 29

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.01
Lifecycle 2050
Class I:
5/31/26 $ 15 .13 $ 0 .30 $ 3 .28 $ 3 .58 $ ( 0 .29 ) $ ( 0 .90 ) $ ( 1 .19 ) $ 17 .52
5/31/25 14 .32 0 .28 1 .07 1 .35 ( 0 .28 ) ( 0 .26 ) ( 0 .54 ) 15 .13
5/31/24 11 .98 0 .24 2 .36 2 .60 ( 0 .26 ) — ( 0 .26 ) 14 .32
5/31/23 12 .89 0 .23 ( 0 .16 ) 0 .07 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .98
5/31/22 15 .82 0 .13 ( 1 .34 ) ( 1 .21 ) ( 0 .53 ) ( 1 .19 ) ( 1 .72 ) 12 .89
Premier Class:
5/31/26 15 .04 0 .28 3 .25 3 .53 ( 0 .26 ) ( 0 .90 ) ( 1 .16 ) 17 .41
5/31/25 14 .25 0 .28 1 .04 1 .32 ( 0 .27 ) ( 0 .26 ) ( 0 .53 ) 15 .04
5/31/24 11 .91 0 .22 2 .36 2 .58 ( 0 .24 ) — ( 0 .24 ) 14 .25
5/31/23 12 .83 0 .23 ( 0 .18 ) 0 .05 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 11 .91
5/31/22 15 .76 0 .20 ( 1 .42 ) ( 1 .22 ) ( 0 .52 ) ( 1 .19 ) ( 1 .71 ) 12 .83
Class R6:
5/31/26 15 .12 0 .30 3 .27 3 .57 ( 0 .29 ) ( 0 .90 ) ( 1 .19 ) 17 .50
5/31/25 14 .31 0 .31 1 .05 1 .36 ( 0 .29 ) ( 0 .26 ) ( 0 .55 ) 15 .12
5/31/24 11 .97 0 .24 2 .37 2 .61 ( 0 .27 ) — ( 0 .27 ) 14 .31
5/31/23 12 .89 0 .25 ( 0 .18 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .97
5/31/22 15 .83 0 .22 ( 1 .42 ) ( 1 .20 ) ( 0 .55 ) ( 1 .19 ) ( 1 .74 ) 12 .89
Retirement Class:
5/31/26 14 .94 0 .26 3 .23 3 .49 ( 0 .24 ) ( 0 .90 ) ( 1 .14 ) 17 .29
5/31/25 14 .16 0 .27 1 .02 1 .29 ( 0 .25 ) ( 0 .26 ) ( 0 .51 ) 14 .94
5/31/24 11 .84 0 .21 2 .34 2 .55 ( 0 .23 ) — ( 0 .23 ) 14 .16
5/31/23 12 .76 0 .22 ( 0 .18 ) 0 .04 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .84
5/31/22 15 .68 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .51 ) ( 1 .19 ) ( 1 .70 ) 12 .76
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Floating Rate Income, Growth
Opportunities ETF, International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
24 .34% $ 619 0 .46% 0 .25% 1 .83% 24%
9 .44 530 0 .47 0 .27 1 .92 16
21 .89 458 0 .52 0 .33 1 .82 15
1 .00 331 0 .50 0 .31 1 .90 26
( 8 .75 ) 580 0 .49 0 .30 0 .93 27
24 .15 93,039 0 .57 0 .37 1 .71 24
9 .27 126,595 0 .60 0 .40 1 .88 16
21 .90 137,821 0 .60 0 .41 1 .69 15
0 .89 163,684 0 .59 0 .39 1 .97 26
( 8 .86 ) 159,978 0 .56 0 .37 1 .34 27
24 .29 3,597,416 0 .42 0 .22 1 .83 24
9 .54 2,970,304 0 .45 0 .25 2 .07 16
21 .99 2,901,702 0 .45 0 .26 1 .87 15
1 .06 2,485,183 0 .44 0 .24 2 .09 26
( 8 .73 ) 2,529,399 0 .41 0 .22 1 .49 27
24 .05 421,843 0 .67 0 .47 1 .60 24
9 .15 405,136 0 .70 0 .50 1 .85 16
21 .76 465,853 0 .70 0 .51 1 .60 15
0 .79 416,557 0 .69 0 .49 1 .88 26
( 8 .93 ) 439,910 0 .66 0 .47 1 .22 27

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.1
Lifecycle 2055
Class I:
5/31/26 $ 17 .95 $ 0 .34 $ 3 .95 $ 4 .29 $ ( 0 .32 ) $ ( 0 .94 ) $ ( 1 .26 ) $ 20 .98
5/31/25 16 .99 0 .35 1 .27 1 .62 ( 0 .32 ) ( 0 .34 ) ( 0 .66 ) 17 .95
5/31/24 14 .17 0 .27 2 .83 3 .10 ( 0 .28 ) — ( 0 .28 ) 16 .99
5/31/23 15 .17 0 .25 ( 0 .16 ) 0 .09 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 14 .17
5/31/22 18 .37 0 .26 ( 1 .69 ) ( 1 .43 ) ( 0 .62 ) ( 1 .15 ) ( 1 .77 ) 15 .17
Premier Class:
5/31/26 17 .86 0 .32 3 .93 4 .25 ( 0 .29 ) ( 0 .94 ) ( 1 .23 ) 20 .88
5/31/25 16 .92 0 .32 1 .27 1 .59 ( 0 .31 ) ( 0 .34 ) ( 0 .65 ) 17 .86
5/31/24 14 .11 0 .26 2 .82 3 .08 ( 0 .27 ) — ( 0 .27 ) 16 .92
5/31/23 15 .11 0 .27 ( 0 .20 ) 0 .07 ( 0 .20 ) ( 0 .87 ) ( 1 .07 ) 14 .11
5/31/22 18 .30 0 .23 ( 1 .67 ) ( 1 .44 ) ( 0 .60 ) ( 1 .15 ) ( 1 .75 ) 15 .11
Class R6:
5/31/26 17 .94 0 .35 3 .96 4 .31 ( 0 .32 ) ( 0 .94 ) ( 1 .26 ) 20 .99
5/31/25 17 .00 0 .36 1 .26 1 .62 ( 0 .34 ) ( 0 .34 ) ( 0 .68 ) 17 .94
5/31/24 14 .17 0 .29 2 .83 3 .12 ( 0 .29 ) — ( 0 .29 ) 17 .00
5/31/23 15 .18 0 .29 ( 0 .21 ) 0 .08 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 14 .17
5/31/22 18 .38 0 .26 ( 1 .68 ) ( 1 .42 ) ( 0 .63 ) ( 1 .15 ) ( 1 .78 ) 15 .18
Retirement Class:
5/31/26 17 .84 0 .30 3 .93 4 .23 ( 0 .27 ) ( 0 .94 ) ( 1 .21 ) 20 .86
5/31/25 16 .91 0 .31 1 .25 1 .56 ( 0 .29 ) ( 0 .34 ) ( 0 .63 ) 17 .84
5/31/24 14 .09 0 .24 2 .84 3 .08 ( 0 .26 ) — ( 0 .26 ) 16 .91
5/31/23 15 .10 0 .26 ( 0 .21 ) 0 .05 ( 0 .19 ) ( 0 .87 ) ( 1 .06 ) 14 .09
5/31/22 18 .29 0 .21 ( 1 .67 ) ( 1 .46 ) ( 0 .58 ) ( 1 .15 ) ( 1 .73 ) 15 .10
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF,
International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
24 .62% $ 555 0 .46% 0 .25% 1 .76% 23%
9 .54 418 0 .48 0 .28 2 .00 19
22 .11 542 0 .54 0 .34 1 .74 16
1 .11 334 0 .51 0 .31 1 .79 25
( 8 .78 ) 155 0 .45 0 .26 1 .49 26
24 .41 53,939 0 .57 0 .37 1 .66 23
9 .41 71,942 0 .60 0 .40 1 .83 19
22 .02 71,798 0 .61 0 .41 1 .69 16
0 .99 81,671 0 .59 0 .39 1 .93 25
( 8 .86 ) 76,685 0 .57 0 .37 1 .33 26
24 .67 1,978,163 0 .43 0 .22 1 .79 23
9 .53 1,581,178 0 .45 0 .25 2 .03 19
22 .26 1,472,020 0 .46 0 .26 1 .84 16
1 .08 1,189,521 0 .44 0 .24 2 .05 25
( 8 .73 ) 1,127,411 0 .42 0 .22 1 .47 26
24 .32 217,270 0 .68 0 .47 1 .56 23
9 .25 201,187 0 .70 0 .50 1 .80 19
22 .02 221,889 0 .71 0 .51 1 .56 16
0 .82 194,120 0 .69 0 .49 1 .85 25
( 8 .97 ) 195,461 0 .67 0 .47 1 .21 26

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.2
Lifecycle 2060
Class I:
5/31/26 $ 15 .62 $ 0 .29 $ 3 .51 $ 3 .80 $ ( 0 .28 ) $ ( 0 .65 ) $ ( 0 .93 ) $ 18 .49
5/31/25 14 .71 0 .31 1 .09 1 .40 ( 0 .26 ) ( 0 .23 ) ( 0 .49 ) 15 .62
5/31/24 12 .21 0 .23 2 .49 2 .72 ( 0 .22 ) ( 0 .00 )
(e)
( 0 .22 ) 14 .71
5/31/23 12 .95 0 .22 ( 0 .15 ) 0 .07 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 12 .21
5/31/22 15 .35 0 .22 ( 1 .44 ) ( 1 .22 ) ( 0 .52 ) ( 0 .66 ) ( 1 .18 ) 12 .95
Premier Class:
5/31/26 15 .57 0 .28 3 .49 3 .77 ( 0 .25 ) ( 0 .65 ) ( 0 .90 ) 18 .44
5/31/25 14 .68 0 .27 1 .10 1 .37 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 15 .57
5/31/24 12 .19 0 .23 2 .47 2 .70 ( 0 .21 ) ( 0 .00 )
(e)
( 0 .21 ) 14 .68
5/31/23 12 .92 0 .23 ( 0 .16 ) 0 .07 ( 0 .17 ) ( 0 .63 ) ( 0 .80 ) 12 .19
5/31/22 15 .33 0 .20 ( 1 .44 ) ( 1 .24 ) ( 0 .51 ) ( 0 .66 ) ( 1 .17 ) 12 .92
Class R6:
5/31/26 15 .63 0 .30 3 .49 3 .79 ( 0 .27 ) ( 0 .65 ) ( 0 .92 ) 18 .50
5/31/25 14 .73 0 .30 1 .11 1 .41 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 15 .63
5/31/24 12 .23 0 .24 2 .49 2 .73 ( 0 .23 ) ( 0 .00 )
(e)
( 0 .23 ) 14 .73
5/31/23 12 .96 0 .24 ( 0 .15 ) 0 .09 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .23
5/31/22 15 .36 0 .22 ( 1 .43 ) ( 1 .21 ) ( 0 .53 ) ( 0 .66 ) ( 1 .19 ) 12 .96
Retirement Class:
5/31/26 15 .54 0 .26 3 .48 3 .74 ( 0 .23 ) ( 0 .65 ) ( 0 .88 ) 18 .40
5/31/25 14 .65 0 .26 1 .10 1 .36 ( 0 .24 ) ( 0 .23 ) ( 0 .47 ) 15 .54
5/31/24 12 .17 0 .20 2 .48 2 .68 ( 0 .20 ) ( 0 .00 )
(e)
( 0 .20 ) 14 .65
5/31/23 12 .90 0 .21 ( 0 .15 ) 0 .06 ( 0 .16 ) ( 0 .63 ) ( 0 .79 ) 12 .17
5/31/22 15 .30 0 .18 ( 1 .43 ) ( 1 .25 ) ( 0 .49 ) ( 0 .66 ) ( 1 .15 ) 12 .90
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF,
International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
Value rounded to zero.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
24 .87% $ 518 0 .47% 0 .25% 1 .69% 22%
9 .54 353 0 .52 0 .30 2 .00 17
22 .46 530 0 .56 0 .35 1 .75 15
1 .02 397 0 .55 0 .31 1 .85 24
( 8 .77 ) 208 0 .51 0 .28 1 .48 26
24 .75 23,379 0 .59 0 .37 1 .65 22
9 .40 29,013 0 .62 0 .40 1 .79 17
22 .33 26,358 0 .63 0 .41 1 .70 15
1 .01 23,600 0 .62 0 .39 1 .90 24
( 8 .92 ) 19,013 0 .60 0 .37 1 .39 26
24 .84 993,692 0 .44 0 .22 1 .76 22
9 .59 730,799 0 .47 0 .25 1 .99 17
22 .51 620,377 0 .48 0 .26 1 .80 15
1 .16 436,209 0 .47 0 .24 2 .00 24
( 8 .71 ) 364,640 0 .45 0 .22 1 .48 26
24 .61 101,062 0 .69 0 .47 1 .54 22
9 .31 90,958 0 .72 0 .50 1 .73 17
22 .17 87,446 0 .73 0 .51 1 .51 15
0 .90 67,883 0 .72 0 .49 1 .78 24
( 8 .97 ) 60,036 0 .70 0 .47 1 .22 26

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
e
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.3
Lifecycle 2065
Class I:
5/31/26 $ 13 .20 $ 0 .24 $ 3 .01 $ 3 .25 $ ( 0 .21 ) $ ( 0 .38 ) $ ( 0 .59 ) $ 15 .86
5/31/25 12 .49 0 .20 1 .00 1 .20 ( 0 .31 ) ( 0 .18 ) ( 0 .49 ) 13 .20
5/31/24 10 .34 0 .20 2 .14 2 .34 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 12 .49
5/31/23 10 .55 0 .20 ( 0 .11 ) 0 .09 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 10 .34
5/31/22 12 .44 0 .19 ( 1 .21 ) ( 1 .02 ) ( 0 .55 ) ( 0 .32 ) ( 0 .87 ) 10 .55
Premier Class:
5/31/26 13 .35 0 .25 3 .04 3 .29 ( 0 .21 ) ( 0 .38 ) ( 0 .59 ) 16 .05
5/31/25 12 .55 0 .22 0 .95 1 .17 ( 0 .19 ) ( 0 .18 ) ( 0 .37 ) 13 .35
5/31/24 10 .39 0 .19 2 .15 2 .34 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 12 .55
5/31/23 10 .59 0 .18 ( 0 .10 ) 0 .08 ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .39
5/31/22 12 .43 0 .13 ( 1 .13 ) ( 1 .00 ) ( 0 .52 ) ( 0 .32 ) ( 0 .84 ) 10 .59
Class R6:
5/31/26 13 .56 0 .26 3 .09 3 .35 ( 0 .22 ) ( 0 .38 ) ( 0 .60 ) 16 .31
5/31/25 12 .74 0 .25 0 .96 1 .21 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 13 .56
5/31/24 10 .53 0 .20 2 .20 2 .40 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 12 .74
5/31/23 10 .74 0 .19 ( 0 .09 ) 0 .10 ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .53
5/31/22 12 .45 0 .17 ( 1 .15 ) ( 0 .98 ) ( 0 .41 ) ( 0 .32 ) ( 0 .73 ) 10 .74
Retirement Class:
5/31/26 13 .54 0 .23 3 .08 3 .31 ( 0 .19 ) ( 0 .38 ) ( 0 .57 ) 16 .28
5/31/25 12 .72 0 .23 0 .95 1 .18 ( 0 .18 ) ( 0 .18 ) ( 0 .36 ) 13 .54
5/31/24 10 .53 0 .18 2 .18 2 .36 ( 0 .16 ) ( 0 .01 ) ( 0 .17 ) 12 .72
5/31/23 10 .73 0 .17 ( 0 .09 ) 0 .08 ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .53
5/31/22 12 .42 0 .10 ( 1 .07 ) ( 0 .97 ) ( 0 .40 ) ( 0 .32 ) ( 0 .72 ) 10 .73
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF,
International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
25 .04% $ 168 0 .58% 0 .29% 1 .66% 29%
9 .63 146 0 .64 0 .26 1 .57 29
22 .77 687 0 .76 0 .26 1 .79 34
1 .05 541 0 .96 0 .24 2 .04 55
( 8 .96 ) 527 1 .81 0 .23 1 .55 109
25 .01 7,639 0 .65 0 .36 1 .67 29
9 .41 6,145 0 .78 0 .39 1 .70 29
22 .58 4,320 0 .90 0 .40 1 .68 34
0 .94 2,922 1 .10 0 .38 1 .84 55
( 8 .78 ) 1,784 1 .96 0 .36 1 .11 109
25 .14 203,293 0 .50 0 .21 1 .72 29
9 .56 114,266 0 .63 0 .24 1 .89 29
22 .85 71,437 0 .75 0 .25 1 .75 34
1 .07 31,199 0 .95 0 .23 1 .85 55
( 8 .52 ) 17,581 1 .80 0 .21 1 .44 109
24 .84 26,389 0 .75 0 .46 1 .55 29
9 .35 19,341 0 .88 0 .49 1 .71 29
22 .46 14,493 1 .00 0 .50 1 .51 34
0 .88 7,460 1 .20 0 .48 1 .71 55
( 8 .46 ) 3,862 2 .06 0 .46 0 .91 109

Financial Highlights
(continued)
See Notes to Financial Statements
58
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
e
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.4
Lifecycle 2070
Class I:
5/31/26
(e)
$ 10.00 $ 0.14 $ 1.07 $ 1.21 $ (0.14) $ — $ (0.14) $ 11.07
Premier Class:
5/31/26
(e)
10.00 0.14 1.07 1.21 (0.14) — (0.14) 11.07
Class R6:
5/31/26
(e)
10.00 0.15 1.07 1.22 (0.14) — (0.14) 11.08
Retirement Class:
5/31/26
(e)
10.00 0.13 1.08 1.21 (0.14) — (0.14) 11.07
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios include the expenses of the Underlying Funds, excluding the expenses of the Dividend Growth, Dividend Value, Growth Opportunities ETF,
International Value, Small Cap Select and the Nuveen Real Property Fund LP and exclude the income of the Underlying Funds.
(e)
For the period September 30, 2025 (commencement of operations) through May 31, 2026.
(f)
Annualized.

See Notes to Financial Statements
59
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d)
Net
Investment
Income (Loss)
(d)
Portfolio
Turnover
Rate
12.23% $ 554 4.84%
(f)
0.35%
(f)
2.09%
(f)
9%
12.23 554 4.99
(f)
0.35
(f)
2.09
(f)
9
12.37 3,944 4.46
(f)
0.20
(f)
2.23
(f)
9
12.20 720 5.08
(f)
0.45
(f)
1.89
(f)
9

60
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period: The end of the reporting period for the Funds is May 31, 2026, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2026 while the period for Lifecycle 2070 is the period September 30, 2025
(commencement of operations) through May 31, 2026 (the "current fiscal period”).
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W, Class I or Class
R6 shares of other Nuveen mutual funds and potentially other investment pools or investment products including other funds or exchange-traded funds ("ETFs") advised by the Adviser or its affiliates. The Funds offer Class A (Lifecycle Retirement Income only),
Class I, Premier Class, Class R6 and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities,
LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $1 million or more are sold with respect to the Retirement Income Fund at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6 and Retirement Class shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund Name Short Name
Nuveen Lifecycle Retirement Income Fund Lifecycle Retirement Income
Nuveen Lifecycle 2010 Fund Lifecycle 2010
Nuveen Lifecycle 2015 Fund Lifecycle 2015
Nuveen Lifecycle 2020 Fund Lifecycle 2020
Nuveen Lifecycle 2025 Fund Lifecycle 2025
Nuveen Lifecycle 2030 Fund Lifecycle 2030
Nuveen Lifecycle 2035 Fund Lifecycle 2035
Nuveen Lifecycle 2040 Fund Lifecycle 2040
Nuveen Lifecycle 2045 Fund Lifecycle 2045
Nuveen Lifecycle 2050 Fund Lifecycle 2050
Nuveen Lifecycle 2055 Fund Lifecycle 2055
Nuveen Lifecycle 2060 Fund Lifecycle 2060
Nuveen Lifecycle 2065 Fund Lifecycle 2065
Nuveen Lifecycle 2070 Fund Lifecycle 2070

61
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No.
2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.

Notes to Financial Statements
(continued)
62
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Affiliated investment companies $ 379,042,769 $ — $ — 16,162,027 $ 395,204,796
Short-Term Investments
:
Repurchase agreements — 225,000 — — 225,000
$ 379,042,769 $ 225,000 $ — $ 16,162,027 $ 395,429,796
Lifecycle 2010
Affiliated investment companies $ 661,250,066 $ — $ — 11,462,600 $ 672,712,666
$ 661,250,066 $ — $ — $ 11,462,600 $ 672,712,666
Lifecycle 2015
Affiliated investment companies $ 898,388,055 $ — $ — 34,989,810 $ 933,377,865
Short-Term Investments
:
Repurchase agreements — 281,000 — — 281,000
$ 898,388,055 $ 281,000 $ — $ 34,989,810 $ 933,658,865
Lifecycle 2020
Affiliated investment companies $ 1,915,910,209 $ — $ — 81,695,273 $ 1,997,605,482
Short-Term Investments
:
Repurchase agreements — 103,000 — — 103,000
$ 1,915,910,209 $ 103,000 $ — $ 81,695,273 $ 1,997,708,482
Lifecycle 2025
Affiliated investment companies $ 3,138,478,643 $ — $ — 133,830,492 $ 3,272,309,135
Short-Term Investments
:
Repurchase agreements — 1,196,000 — — 1,196,000
$ 3,138,478,643 $ 1,196,000 $ — $ 133,830,492 $ 3,273,505,135

63
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2030
Affiliated investment companies $ 4,354,440,066 $ — $ — 185,692,590 $ 4,540,132,656
Short-Term Investments
:
Repurchase agreements — 113,000 — — 113,000
$ 4,354,440,066 $ 113,000 $ — $ 185,692,590 $ 4,540,245,656
Lifecycle 2035
Affiliated investment companies $ 5,031,951,261 $ — $ — 214,597,690 $ 5,246,548,951
Short-Term Investments
:
Repurchase agreements — 4,687,000 — — 4,687,000
$ 5,031,951,261 $ 4,687,000 $ — $ 214,597,690 $ 5,251,235,951
Lifecycle 2040
Affiliated investment companies $ 6,269,112,335 $ — $ — 267,379,302 $ 6,536,491,637
$ 6,269,112,335 $ — $ — $ 267,379,302 $ 6,536,491,637
Lifecycle 2045
Affiliated investment companies $ 4,783,485,380 $ — $ — 204,026,188 $ 4,987,511,568
Short-Term Investments
:
Repurchase agreements — 4,379,000 — — 4,379,000
$ 4,783,485,380 $ 4,379,000 $ — $ 204,026,188 $ 4,991,890,568
Lifecycle 2050
Affiliated investment companies $ 3,940,179,715 $ — $ — 168,061,074 $ 4,108,240,789
Short-Term Investments
:
Repurchase agreements — 4,240,000 — — 4,240,000
$ 3,940,179,715 $ 4,240,000 $ — $ 168,061,074 $ 4,112,480,789
Lifecycle 2055
Affiliated investment companies $ 2,155,028,658 $ — $ — 91,919,069 $ 2,246,947,727
Short-Term Investments
:
Repurchase agreements — 2,669,000 — — 2,669,000
$ 2,155,028,658 $ 2,669,000 $ — $ 91,919,069 $ 2,249,616,727
Lifecycle 2060
Affiliated investment companies $ 1,071,074,268 $ — $ — 45,685,071 $ 1,116,759,339
Short-Term Investments
:
Repurchase agreements — 1,380,000 — — 1,380,000
$ 1,071,074,268 $ 1,380,000 $ — $ 45,685,071 $ 1,118,139,339
Lifecycle 2065
Affiliated investment companies $ 226,942,437 $ — $ — 9,679,791 $ 236,622,228
Short-Term Investments
:
Repurchase agreements — 62,000 — — 62,000
$ 226,942,437 $ 62,000 $ — $ 9,679,791 $ 236,684,228
Lifecycle 2070
Affiliated investment companies $ 5,542,999 $ — $ — 236,426 $ 5,779,425
$ 5,542,999 $ — $ — $ 236,426 $ 5,779,425
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of
Assets and Liabilities.

Notes to Financial Statements
(continued)
64
Real Property Fund ("RPF"): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC.
The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the Portfolio of
Investments.
As a restricted security, RPF may not be sold except in exempt transactions or in a public offering registered under the Securities
Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifecycle Retirement Income Fixed Income Clearing Corporation $ 225,000 $ (229,509)
Lifecycle 2015 Fixed Income Clearing Corporation 281,000 (286,635)
Lifecycle 2020 Fixed Income Clearing Corporation 103,000 (105,181)
Lifecycle 2025 Fixed Income Clearing Corporation 1,196,000 (1,220,030)
Lifecycle 2030 Fixed Income Clearing Corporation 113,000 (115,282)
Lifecycle 2035 Fixed Income Clearing Corporation 4,687,000 (4,780,831)
Lifecycle 2045 Fixed Income Clearing Corporation 4,379,000 (4,466,602)
Lifecycle 2050 Fixed Income Clearing Corporation 4,240,000 (4,324,870)
Lifecycle 2055 Fixed Income Clearing Corporation 2,669,000 (2,722,392)
Lifecycle 2060 Fixed Income Clearing Corporation 1,380,000 (1,407,634)
Lifecycle 2065 Fixed Income Clearing Corporation 62,000 (63,300)
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
12.1
Lifecycle Retirement Income $ 115,330,202 $ 139,813,724
12.2
Lifecycle 2010 190,454,386 249,428,905
12.3
Lifecycle 2015 270,990,736 384,090,910
12.4
Lifecycle 2020 575,272,220 831,076,954
12.5
Lifecycle 2025 958,731,968 1,323,006,334
12.6
Lifecycle 2030 1,262,187,392 1,501,393,357
12.7
Lifecycle 2035 1,359,644,208 1,476,642,719
12.8
Lifecycle 2040 1,573,457,281 1,725,663,094
12.9
Lifecycle 2045 1,208,392,876 1,212,482,581
13.01
Lifecycle 2050 985,627,503 918,187,585
13.1
Lifecycle 2055 576,473,149 476,998,737
13.2
Lifecycle 2060 338,775,184 214,129,530
13.3
Lifecycle 2065 124,341,797 53,771,960
13.4
Lifecycle 2070 5,995,584 461,513

65
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/26
Year Ended
5/31/25
12.1
Lifecycle Retirement Income Shares Value Shares Value
Subscriptions:
Class A 350,081 $ 4,197,375 311,386 $ 3,550,796
Class I 5,983 72,991 – –
Premier Class 186,323 2,242,955 118,822 1,357,688
Class R6 2,137,209 25,568,801 1,865,588 21,220,360
Retirement Class 323,581 3,844,029 797,495 9,022,643
Total subscriptions 3,003,177 35,926,151 3,093,291 35,151,487
Reinvestments of distributions:
Class A 527,720 6,213,390 348,227 3,958,189
Class I 912 10,760 627 7,135
Premier Class 29,709 349,886 25,875 294,232
Class R6 638,362 7,524,875 457,983 5,210,150
Retirement Class 509,573 5,993,120 355,881 4,039,158
Total reinvestments of distributions 1,706,276 20,092,031 1,188,593 13,508,864
Redemptions:
Class A (920,483) (11,005,683) (1,177,599) (13,387,343)
Class I (754) (9,101) (14,967) (171,274)
Premier Class (490,581) (5,907,511) (377,393) (4,318,536)
Class R6 (3,269,733) (39,136,893) (4,065,192) (46,211,655)
Retirement Class (2,114,058) (25,303,028) (2,243,007) (25,443,145)
Total redemptions (6,795,609) (81,362,216) (7,878,158) (89,531,953)
Net increase (decrease) from shareholder transactions (2,086,156) $ (25,344,034) (3,596,274) $ (40,871,602)
Year Ended
5/31/26
Year Ended
5/31/25
12.2
Lifecycle 2010 Shares Value Shares Value
Subscriptions:
Class I 2 $ 11 – $ –
Premier Class 228,863 2,400,621 868,478 9,119,759
Class R6 2,802,042 29,539,068 4,083,812 42,681,705
Retirement Class 577,019 7,907,299 962,197 12,470,326
Total subscriptions 3,607,926 39,846,999 5,914,487 64,271,790
Reinvestments of distributions:
Class I 466 4,817 353 3,575
Premier Class 157,311 1,615,584 160,975 1,621,021
Class R6 3,184,633 32,769,869 2,887,253 29,103,507
Retirement Class 677,880 9,097,154 700,180 9,067,334
Total reinvestments of distributions 4,020,290 43,487,424 3,748,761 39,795,437
Redemptions:
Class I (1) (11) (7,034) (74,774)
Premier Class (1,588,062) (16,699,887) (1,756,554) (18,255,634)
Class R6 (7,825,633) (83,152,691) (13,282,630) (135,837,303)
Retirement Class (2,670,281) (36,719,366) (6,049,185) (79,220,239)
Total redemptions (12,083,977) (136,571,955) (21,095,403) (233,387,950)
Net increase (decrease) from shareholder transactions (4,455,761) $ (53,237,532) (11,432,155) $ (129,320,723)

Notes to Financial Statements
(continued)
66
Year Ended
5/31/26
Year Ended
5/31/25
12.3
Lifecycle 2015 Shares Value Shares Value
Subscriptions:
Class I 1 $ 10 – $ –
Premier Class 127,991 1,234,722 1,144,467 10,857,584
Class R6 2,139,605 20,788,775 4,078,341 38,187,664
Retirement Class 1,584,818 21,162,065 1,520,308 19,141,306
Total subscriptions 3,852,415 43,185,572 6,743,116 68,186,554
Reinvestments of distributions:
Class I 771 7,314 1,225 11,250
Premier Class 212,184 2,005,140 189,129 1,732,421
Class R6 4,044,446 38,381,792 3,348,761 30,775,110
Retirement Class 816,136 10,707,701 716,113 8,951,414
Total reinvestments of distributions 5,073,537 51,101,947 4,255,228 41,470,195
Redemptions:
Class I (17,398) (174,254) (10,644) (101,114)
Premier Class (1,996,314) (19,317,567) (1,792,289) (16,700,990)
Class R6 (14,421,819) (140,207,699) (20,824,544) (192,551,456)
Retirement Class (3,682,389) (49,199,898) (8,866,118) (111,142,499)
Total redemptions (20,117,920) (208,899,418) (31,493,595) (320,496,059)
Net increase (decrease) from shareholder transactions (11,191,968) $ (114,611,899) (20,495,251) $ (210,839,310)
Year Ended
5/31/26
Year Ended
5/31/25
12.4
Lifecycle 2020 Shares Value Shares Value
Subscriptions:
Class I 1,813 $ 18,006 80,365 $ 781,146
Premier Class 493,940 4,914,748 1,729,246 17,096,584
Class R6 4,904,134 49,492,191 7,391,377 71,835,625
Retirement Class 1,593,903 23,105,698 1,201,634 16,220,902
Total subscriptions 6,993,790 77,530,643 10,402,622 105,934,257
Reinvestments of distributions:
Class I 2,258 22,239 1,972 18,848
Premier Class 462,187 4,547,920 418,465 3,996,339
Class R6 10,015,517 98,753,000 8,384,778 80,242,330
Retirement Class 1,377,665 19,493,961 1,264,120 17,027,690
Total reinvestments of distributions 11,857,627 122,817,120 10,069,335 101,285,207
Redemptions:
Class I (14,998) (150,023) (101,495) (981,361)
Premier Class (4,579,014) (46,182,436) (3,632,966) (35,311,497)
Class R6 (29,708,048) (301,046,391) (47,551,522) (458,083,344)
Retirement Class (7,330,906) (105,387,798) (14,300,892) (193,258,057)
Total redemptions (41,632,966) (452,766,648) (65,586,875) (687,634,259)
Net increase (decrease) from shareholder transactions (22,781,549) $ (252,418,885) (45,114,918) $ (480,414,795)
Year Ended
5/31/26
Year Ended
5/31/25
12.5
Lifecycle 2025 Shares Value Shares Value
Subscriptions:
Class I 7,281 $ 78,028 5,061 $ 51,436
Premier Class 887,710 9,427,935 2,825,185 29,321,643
Class R6 9,235,721 98,624,864 14,371,593 146,953,109
Retirement Class 2,595,893 40,154,444 2,150,740 30,973,929
Total subscriptions 12,726,605 148,285,271 19,352,579 207,300,117
Reinvestments of distributions:
Class I 4,648 48,106 3,300 33,235
Premier Class 809,448 8,345,413 722,970 7,244,158
Class R6 17,550,323 181,821,343 13,897,488 139,947,702
Retirement Class 1,820,013 27,591,402 1,629,833 23,485,890
Total reinvestments of distributions 20,184,432 217,806,264 16,253,591 170,710,985
Redemptions:
Class I (20,947) (221,836) (22,265) (228,840)
Premier Class (7,131,654) (75,424,991) (6,549,139) (66,636,407)
Class R6 (45,513,254) (485,758,476) (66,180,199) (669,557,704)
Retirement Class (9,494,980) (146,724,721) (20,317,544) (293,017,233)
Total redemptions (62,160,835) (708,130,024) (93,069,147) (1,029,440,184)
Net increase (decrease) from shareholder transactions (29,249,798) $ (342,038,489) (57,462,977) $ (651,429,082)

67
Year Ended
5/31/26
Year Ended
5/31/25
12.6
Lifecycle 2030 Shares Value Shares Value
Subscriptions:
Class I 10,007 $ 111,662 11,062 $ 116,013
Premier Class 1,405,261 15,578,797 3,065,099 32,746,016
Class R6 15,411,741 171,671,345 18,342,102 193,396,344
Retirement Class 3,197,668 53,479,706 2,514,662 38,629,180
Total subscriptions 20,024,677 240,841,510 23,932,925 264,887,553
Reinvestments of distributions:
Class I 4,231 45,777 3,723 38,938
Premier Class 1,113,726 11,983,691 830,930 8,641,674
Class R6 23,494,712 254,212,789 16,032,827 167,703,368
Retirement Class 2,103,997 34,400,353 1,633,207 25,184,057
Total reinvestments of distributions 26,716,666 300,642,610 18,500,687 201,568,037
Redemptions:
Class I (30,735) (357,470) (18,577) (195,989)
Premier Class (9,437,663) (104,173,919) (5,989,961) (63,118,887)
Class R6 (43,879,902) (489,318,684) (63,627,765) (665,202,863)
Retirement Class (10,296,756) (171,456,453) (18,195,552) (280,280,350)
Total redemptions (63,645,056) (765,306,526) (87,831,855) (1,008,798,089)
Net increase (decrease) from shareholder transactions (16,903,713) $ (223,822,406) (45,398,243) $ (542,342,499)
Year Ended
5/31/26
Year Ended
5/31/25
12.7
Lifecycle 2035 Shares Value Shares Value
Subscriptions:
Class I 14,607 $ 171,415 17,265 $ 187,549
Premier Class 1,356,425 15,878,018 2,541,611 28,254,177
Class R6 18,238,320 212,372,652 21,563,503 237,682,922
Retirement Class 2,554,242 46,273,791 2,352,258 38,847,938
Total subscriptions 22,163,594 274,695,876 26,474,637 304,972,586
Reinvestments of distributions:
Class I 6,481 73,558 3,593 39,306
Premier Class 1,207,754 13,683,854 780,933 8,527,791
Class R6 27,066,367 307,473,923 15,742,619 172,381,675
Retirement Class 2,017,616 35,873,221 1,329,005 22,167,807
Total reinvestments of distributions 30,298,218 357,104,556 17,856,150 203,116,579
Redemptions:
Class I (6,515) (78,674) (27,739) (300,273)
Premier Class (9,840,280) (114,294,564) (5,596,196) (61,724,127)
Class R6 (37,866,902) (443,884,083) (60,998,041) (664,461,351)
Retirement Class (9,104,500) (165,283,655) (15,803,664) (261,984,341)
Total redemptions (56,818,197) (723,540,976) (82,425,640) (988,470,092)
Net increase (decrease) from shareholder transactions (4,356,385) $ (91,740,544) (38,094,853) $ (480,380,927)
Year Ended
5/31/26
Year Ended
5/31/25
12.8
Lifecycle 2040 Shares Value Shares Value
Subscriptions:
Class I 22,745 $ 277,062 9,275 $ 104,427
Premier Class 1,262,521 15,298,889 2,288,560 26,006,427
Class R6 15,562,138 188,555,864 20,787,395 235,509,976
Retirement Class 1,766,846 34,636,072 1,780,883 31,415,060
Total subscriptions 18,614,250 238,767,887 24,866,113 293,035,890
Reinvestments of distributions:
Class I 2,449 28,846 2,003 22,636
Premier Class 1,329,547 15,635,478 813,904 9,172,701
Class R6 34,380,721 405,692,511 17,947,075 202,981,414
Retirement Class 2,263,364 43,682,920 1,311,895 23,535,405
Total reinvestments of distributions 37,976,081 465,039,755 20,074,877 235,712,156
Redemptions:
Class I (21,628) (260,443) (37,488) (412,368)
Premier Class (10,129,904) (122,284,875) (6,136,127) (69,946,172)
Class R6 (44,245,148) (538,881,339) (62,739,358) (700,573,784)
Retirement Class (8,523,205) (168,697,110) (15,816,093) (280,472,068)
Total redemptions (62,919,885) (830,123,767) (84,729,066) (1,051,404,392)
Net increase (decrease) from shareholder transactions (6,329,554) $ (126,316,125) (39,788,076) $ (522,656,346)

Notes to Financial Statements
(continued)
68
Year Ended
5/31/26
Year Ended
5/31/25
12.9
Lifecycle 2045 Shares Value Shares Value
Subscriptions:
Class I 6,006 $ 95,120 7,710 $ 110,364
Premier Class 928,958 14,537,514 1,580,159 22,813,700
Class R6 13,946,630 219,152,422 16,452,815 237,049,503
Retirement Class 3,094,486 48,375,757 2,161,263 30,757,616
Total subscriptions 17,976,080 282,160,813 20,201,947 290,731,183
Reinvestments of distributions:
Class I 3,593 55,076 1,992 28,881
Premier Class 731,718 11,151,381 439,621 6,339,340
Class R6 19,078,690 292,476,310 9,519,245 138,029,050
Retirement Class 2,580,688 39,123,229 1,471,843 21,120,945
Total reinvestments of distributions 22,394,689 342,805,996 11,432,701 165,518,216
Redemptions:
Class I (2,861) (45,973) (26,020) (371,613)
Premier Class (6,871,420) (107,336,244) (3,625,356) (52,513,904)
Class R6 (24,571,168) (387,272,839) (36,594,169) (522,648,420)
Retirement Class (8,485,787) (133,446,889) (13,303,707) (189,501,799)
Total redemptions (39,931,236) (628,101,945) (53,549,252) (765,035,736)
Net increase (decrease) from shareholder transactions 439,533 $ (3,135,136) (21,914,604) $ (308,786,337)
Year Ended
5/31/26
Year Ended
5/31/25
13.01
Lifecycle 2050 Shares Value Shares Value
Subscriptions:
Class I 6,660 $ 110,231 17,307 $ 256,972
Premier Class 719,372 11,723,270 1,194,003 17,811,192
Class R6 11,842,315 193,816,847 14,459,532 214,653,153
Retirement Class 1,254,535 20,390,043 1,870,058 27,410,397
Total subscriptions 13,822,882 226,040,391 17,540,900 260,131,714
Reinvestments of distributions:
Class I 2,628 42,130 1,007 15,129
Premier Class 491,887 7,840,685 292,503 4,372,922
Class R6 14,239,288 227,970,998 7,177,332 107,803,532
Retirement Class 1,736,986 27,513,859 988,899 14,695,039
Total reinvestments of distributions 16,470,789 263,367,672 8,459,741 126,886,622
Redemptions:
Class I (8,975) (147,302) (15,237) (225,540)
Premier Class (4,283,960) (69,580,974) (2,745,397) (41,232,835)
Class R6 (17,036,812) (279,924,459) (27,845,409) (410,062,487)
Retirement Class (5,704,895) (93,328,479) (8,658,012) (127,372,002)
Total redemptions (27,034,642) (442,981,214) (39,264,055) (578,892,864)
Net increase (decrease) from shareholder transactions 3,259,029 $ 46,426,849 (13,263,414) $ (191,874,528)
Year Ended
5/31/26
Year Ended
5/31/25
13.1
Lifecycle 2055 Shares Value Shares Value
Subscriptions:
Class I 6,761 $ 133,073 7,456 $ 131,013
Premier Class 536,118 10,385,760 814,240 14,404,501
Class R6 8,431,767 164,497,976 10,201,404 179,433,691
Retirement Class 952,937 18,530,961 1,222,434 21,405,468
Total subscriptions 9,927,583 193,547,770 12,245,534 215,374,673
Reinvestments of distributions:
Class I 1,603 30,735 892 15,901
Premier Class 211,298 4,033,676 139,142 2,469,773
Class R6 5,785,038 110,899,177 3,256,970 58,071,779
Retirement Class 638,790 12,188,113 417,100 7,399,350
Total reinvestments of distributions 6,636,729 127,151,701 3,814,104 67,956,803
Redemptions:
Class I (5,208) (100,376) (16,925) (299,171)
Premier Class (2,193,593) (42,636,691) (1,166,804) (20,877,747)
Class R6 (8,098,694) (158,942,572) (11,903,855) (207,938,000)
Retirement Class (2,455,440) (47,861,531) (3,484,380) (61,129,786)
Total redemptions (12,752,935) (249,541,170) (16,571,964) (290,244,704)
Net increase (decrease) from shareholder transactions 3,811,377 $ 71,158,301 (512,326) $ (6,913,228)

69
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Year Ended
5/31/26
Year Ended
5/31/25
13.2
Lifecycle 2060 Shares Value Shares Value
Subscriptions:
Class I 9,277 $ 159,669 13,677 $ 207,733
Premier Class 418,133 7,124,941 606,896 9,291,901
Class R6 8,734,662 149,432,472 9,471,481 144,656,227
Retirement Class 858,664 14,622,891 1,055,656 15,987,523
Total subscriptions 10,020,736 171,339,973 11,147,710 170,143,384
Reinvestments of distributions:
Class I 1,341 22,623 689 10,697
Premier Class 83,494 1,406,039 53,478 828,382
Class R6 2,707,038 45,721,871 1,466,651 22,777,097
Retirement Class 277,426 4,663,533 171,260 2,647,675
Total reinvestments of distributions 3,069,299 51,814,066 1,692,078 26,263,851
Redemptions:
Class I (5,181) (89,547) (27,810) (430,955)
Premier Class (1,096,562) (18,628,225) (592,809) (9,191,725)
Class R6 (4,509,138) (77,797,801) (6,293,150) (95,218,919)
Retirement Class (1,495,611) (25,526,725) (1,342,545) (20,516,478)
Total redemptions (7,106,492) (122,042,298) (8,256,314) (125,358,077)
Net increase (decrease) from shareholder transactions 5,983,543 $ 101,111,741 4,583,474 $ 71,049,158
Year Ended
5/31/26
Year Ended
5/31/25
13.3
Lifecycle 2065 Shares Value Shares Value
Subscriptions:
Class I 1,539 $ 22,473 4,251 $ 54,290
Premier Class 264,769 3,915,597 277,281 3,640,483
Class R6 4,960,297 74,551,953 4,270,543 56,517,039
Retirement Class 807,498 12,087,104 799,201 10,540,243
Total subscriptions 6,034,103 90,577,127 5,351,276 70,752,055
Reinvestments of distributions:
Class I 371 5,371 238 3,125
Premier Class 20,411 298,821 11,304 150,234
Class R6 416,669 6,195,863 202,519 2,729,961
Retirement Class 56,088 833,475 35,792 482,116
Total reinvestments of distributions 493,539 7,333,530 249,853 3,365,436
Redemptions:
Class I (2,382) (35,014) (48,382) (630,845)
Premier Class (269,357) (3,933,929) (172,656) (2,280,812)
Class R6 (1,340,496) (20,190,453) (1,655,789) (21,785,840)
Retirement Class (671,111) (9,797,498) (545,624) (7,251,013)
Total redemptions (2,283,346) (33,956,894) (2,422,451) (31,948,510)
Net increase (decrease) from shareholder transactions 4,244,296 $ 63,953,763 3,178,678 $ 42,168,981
For the period
9/30/25
(commencement of operations)
through
5/31/26
13.4
Lifecycle 2070 Shares Value
Subscriptions:
Class I 50,001 $ 500,010
Premier Class 50,002 500,020
Class R6 364,708 3,653,859
Retirement Class 65,105 660,150
Total subscriptions 529,816 5,314,039
Redemptions:
Class I (1) (10)
Premier Class (2) (20)
Class R6 (8,740) (92,389)
Retirement Class (88) (919)
Total redemptions (8,831) (93,338)
Net increase (decrease) from shareholder transactions 520,985 $ 5,220,701

Notes to Financial Statements
(continued)
70
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in partnerships, investments in underlying funds, nondeductible expenses, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
12.1
Lifecycle Retirement Income $351,341,855 $64,427,272 $(20,339,331) $44,087,941
12.2
Lifecycle 2010 599,053,604 109,441,282 (35,782,220) 73,659,062
12.3
Lifecycle 2015 853,711,268 136,058,055 (56,110,458) 79,947,597
12.4
Lifecycle 2020 1,781,432,854 327,768,191 (111,492,563) 216,275,628
12.5
Lifecycle 2025 2,845,103,190 596,945,133 (168,543,188) 428,401,945
12.6
Lifecycle 2030 3,798,506,172 940,830,005 (199,090,521) 741,739,484
12.7
Lifecycle 2035 4,191,173,379 1,238,993,954 (178,931,382) 1,060,062,572
12.8
Lifecycle 2040 4,909,245,509 1,804,800,668 (177,554,540) 1,627,246,128
12.9
Lifecycle 2045 3,588,910,908 1,513,499,836 (110,520,176) 1,402,979,660
13.01
Lifecycle 2050 2,946,952,314 1,248,460,453 (82,931,978) 1,165,528,475
13.1
Lifecycle 2055 1,669,662,652 632,603,432 (52,649,357) 579,954,075
13.2
Lifecycle 2060 868,399,180 274,935,376 (25,195,217) 249,740,159
13.3
Lifecycle 2065 196,421,589 42,980,738 (2,718,099) 40,262,639
13.4
Lifecycle 2070 5,509,689 295,279 (25,543) 269,736
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
12.1
Lifecycle Retirement Income $2,276,180 $9,045,184 $44,087,941 $– $– $(70,637) $55,338,668
12.2
Lifecycle 2010 9,098,274 15,044,034 73,659,062 – – (256,071) 97,545,299
12.3
Lifecycle 2015 12,452,845 22,953,462 79,947,597 – – (368,034) 114,985,870
12.4
Lifecycle 2020 25,377,994 58,559,575 216,275,628 – – (558,013) 299,655,184
12.5
Lifecycle 2025 39,609,923 103,339,239 428,401,945 – – (604,271) 570,746,836
12.6
Lifecycle 2030 48,312,323 163,864,708 741,739,485 – – (605,362) 953,311,154
12.7
Lifecycle 2035 48,063,047 209,418,559 1,060,062,572 – – (614,336) 1,316,929,842
12.8
Lifecycle 2040 49,633,044 320,228,530 1,627,246,128 – – (792,900) 1,996,314,802
12.9
Lifecycle 2045 27,264,398 264,700,134 1,402,979,660 – – (316,172) 1,694,628,020
13.01
Lifecycle 2050 16,083,934 224,187,434 1,165,528,475 – – (209,899) 1,405,589,944
13.1
Lifecycle 2055 7,757,787 118,997,547 579,954,075 – – (69,128) 706,640,281
13.2
Lifecycle 2060 3,148,484 55,820,268 249,740,159 – – (19,285) 308,689,626
13.3
Lifecycle 2065 – 10,552,463 40,262,639 – (43,674) (1,740) 50,769,688
13.4
Lifecycle 2070 – 296,418 269,736 – (18,969) (14) 547,171

71
The tax character of distributions paid was as follows:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive in full the asset allocation fee rate for each Fund's management fee through September 30, 2028, unless changed with approval of the Board. In addition, the Adviser has voluntarily agreed to waive certain amounts of the Underlying Funds fee rate portion of each Fund’s management fee through September
30, 2026. As of the end of the current fiscal period, the Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services
Agreement.
5/31/26 5/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
12.1
Lifecycle Retirement Income $ 12,895,509 $ 7,448,074 $ 12,597,188 $ 1,081,042
12.2
Lifecycle 2010 24,034,481 19,457,000 25,749,339 14,048,382
12.3
Lifecycle 2015 31,464,676 19,640,206 35,502,381 6,037,089
12.4
Lifecycle 2020 64,343,849 58,704,429 74,519,723 26,958,567
12.5
Lifecycle 2025 98,541,899 119,976,439 112,300,634 59,032,669
12.6
Lifecycle 2030 121,078,755 179,871,012 130,692,638 71,049,923
12.7
Lifecycle 2035 123,281,450 234,300,552 130,824,254 72,550,383
12.8
Lifecycle 2040 130,210,255 335,253,910 145,666,837 90,220,045
12.9
Lifecycle 2045 92,032,329 251,065,405 98,744,262 66,914,794
13.01
Lifecycle 2050 71,575,847 191,980,966 73,605,516 53,358,783
13.1
Lifecycle 2055 37,653,133 89,749,265 37,077,471 30,988,188
13.2
Lifecycle 2060 17,867,997 34,189,540 15,327,495 11,086,329
13.3
Lifecycle 2065 3,573,438 3,768,714 1,948,862 1,418,485
For the period 9/30/25 (commencement
of operations) through 5/31/26
Fund
Ordinary
Income
Long-Term
Capital Gains
13.4
Lifecycle 2070 $ 70,893 $ –
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/25 Prior to 10/1/25
Lifecycle Retirement Income 0.290% 0.059% 0.034%
Lifecycle 2010 0.290 0.066 0.018
Lifecycle 2015 0.290 0.070 0.024
Lifecycle 2020 0.290 0.072 0.028
Lifecycle 2025 0.290 0.074 0.033
Lifecycle 2030 0.300 0.086 0.048
Lifecycle 2035 0.300 0.087 0.064
Lifecycle 2040 0.310 0.108 0.080
Lifecycle 2045 0.310 0.106 0.093
Lifecycle 2050 0.310 0.105 0.094
Lifecycle 2055 0.310 0.105 0.094
Lifecycle 2060 0.310 0.105 0.094
Lifecycle 2065 0.310 0.106 0.098
Lifecycle 2070 0.300 0.114 —

Notes to Financial Statements
(continued)
72
Under the terms of Retirement Class Service Agreements with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreements.
Under the terms of a distribution Rule 12b-1 plan, Class A shares of Lifecycle Retirement Income compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of Lifecycle Retirement Income at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds 0.00% of average daily net assets for Class R6 Shares; 0.15% of average daily net assets for Class I Shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for Class A Shares of Lifecycle Retirement Income. The expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board.
For Lifecycle 2010, the Adviser has voluntarily agreed to reimburse the Fund 0.080% of each share class's Total Expenses attributable to Class W shares of the Underlying Funds. This commitment was effective from May 1, 2025, through April 30, 2026, and was extended on May 1, 2026, through July 31, 2028.
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/
or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Fund Purchases Sales Realized Gain (Loss)
Lifecycle Retirement Income $ 10,407,519 $ 127,257 $ 36,733
Lifecycle 2010 17,934,624 352,497 120,263
Lifecycle 2015 25,429,950 563,219 189,778
Lifecycle 2020 56,132,897 1,345,562 449,308
Lifecycle 2025 93,006,934 2,306,822 757,446
Lifecycle 2030 111,878,886 1,988,991 643,698
Lifecycle 2035 114,641,786 1,729,673 553,669
Lifecycle 2040 133,439,244 3,155,504 670,594
Lifecycle 2045 97,570,495 2,071,762 225,115
Lifecycle 2050 81,258,620 1,938,666 (100,725)
Lifecycle 2055 45,906,649 601,694 (32,452)
Lifecycle 2060 24,638,218 39,423 (4,702)
Lifecycle 2065 6,861,212 201,378 552
Lifecycle 2070 4,494,782 2,513 18

73
Affiliate Owned Shares: The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account
("TIAA Access") as of the end of the current fiscal period:
Affiliated Investment Companies: Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov.
A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://
www.nuveen.com/en-us/mutual-funds/prospectuses, https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 842-2252. Information regarding transactions with affiliated investment companies is as follows:
Fund
Sales Charges Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Lifecycle Retirement Income $ 3,939 $ 3,411
Lifecycle 2010 — —
Lifecycle 2015 — —
Lifecycle 2020 — —
Lifecycle 2025 — —
Lifecycle 2030 — —
Lifecycle 2035 — —
Lifecycle 2040 — —
Lifecycle 2045 — —
Lifecycle 2050 — —
Lifecycle 2055 — —
Lifecycle 2060 — —
Lifecycle 2065 — —
Lifecycle 2070 — —
Underlying Fund TIAA TIAA Access Total
12.1
Lifecycle Retirement Income – % 13% 13%
12.2
Lifecycle 2010 – 19 19
12.3
Lifecycle 2015 – 17 17
12.4
Lifecycle 2020 – 19 19
12.5
Lifecycle 2025 – 20 20
12.6
Lifecycle 2030 – 20 20
12.7
Lifecycle 2035 – 20 20
12.8
Lifecycle 2040 – 20 20
12.9
Lifecycle 2045 – 21 21
13.01
Lifecycle 2050 – 23 23
13.1
Lifecycle 2055 – 19 19
13.2
Lifecycle 2060 – 21 21
13.3
Lifecycle 2065 – 3 3
13.4
Lifecycle 2070 96 – 96

Notes to Financial Statements
(continued)
74
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Retirement Income
Nuveen Funds:
Core Bond, Class W
$ 81,568,623 $ 7,096,708 $ 41,113,992 $ (3,917,224) $ 5,483,175 $ 49,117,290 5,356,302 $ 2,917,269 $ –
Core Equity, Class W
13,837,273 2,457,101 5,245,529 679,385 851,988 12,580,218 775,599 160,856 1,491,194
Core Plus Bond, Class W
50,470,709 4,182,520 18,317,529 (2,111,411) 2,869,058 37,093,347 4,031,885 2,148,041 –
Dividend Growth, Class
R6
13,863,836 4,227,088 3,019,189 (9,340) (43,008) 15,019,387 239,238 174,662 1,484,995
Dividend Value, Class
R6
13,604,648 2,723,526 4,287,372 182,901 1,888,506 14,112,209 845,549 206,453 791,283
Emerging Markets Debt,
Class W
7,342,730 11,262,819 1,964,180 (55,812) 629,866 17,215,423 1,873,278 870,839 –
Emerging Markets
Equity, Class W
8,494,082 1,812,559 4,367,594 632,135 3,000,293 9,571,475 770,030 377,267 –
Floating Rate Income,
Class R6
– 16,892,738 2,101,225 (27,627) (133,873) 14,630,013 819,609 662,478 –
Growth Opportunities
ETF
16,052,106 193,113 5,566,968 1,703,347 2,376,689 14,758,287 336,563 – –
High Yield, Class W
7,728,011 10,987,367 1,744,498 (9,821) 188,566 17,149,625 1,926,924 957,233 –
Inflation Linked Bond,
Class W
38,920,758 6,457,956 6,813,071 (243,631) 821,157 39,143,169 3,568,201 1,390,551 –
International Bond,
Class W
8,098,076 15,625,612 2,123,031 (200,626) 245,368 21,645,399 2,415,781 508,235 –
International Equity,
Class W
21,312,722 2,652,404 13,365,981 4,515,288 (2,216,025) 12,898,408 764,577 483,573 1,054,642
International
Opportunities,
Class W
12,751,896 4,023,471 3,578,947 131,210 1,465,309 14,792,939 826,421 382,855 643,850
International Value,
Class I
– 6,839,017 1,555,771 116,626 649,987 6,049,859 150,606 14,848 –
Large Cap Growth,
Class W
16,030,119 3,220,179 5,141,208 1,009,302 646,358 15,764,750 502,222 68,722 1,968,196
Large Cap Value,
Class W
13,603,613 2,782,701 3,630,429 227,119 1,904,667 14,887,671 565,426 287,594 973,659
Quant International
Small Cap Equity,
Class W
6,992,755 1,008,154 2,850,579 586,154 1,190,147 6,926,631 440,906 363,340 245,176
Quant Small Cap Equity,
Class W
2,659,871 268,012 2,053,101 783,025 (173,965) 1,483,842 63,931 22,703 104,206
Quant Small/Mid Cap
Equity, Class W
3,303,780 469,955 1,288,182 273,322 648,480 3,407,355 180,379 43,798 240,656
Short Term Bond,
Class W
38,855,426 7,639,625 7,108,647 (75,647) 71,385 39,382,142 3,883,840 1,818,317 –
Small Cap Select,
Class R6
– 1,567,036 286,486 4,084 128,696 1,413,330 79,535 3,470 31,047
Nuveen Real Property
Fund LP
a
17,656,650 940,541 2,290,215 (302,966) 158,017 16,162,027 1,701,266 617,842 –
$393,147,684 $115,330,202 $139,813,724 $3,889,793 $22,650,841 $395,204,796
32,118,068
$14,480,946
$9,028,904

75
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2010
Nuveen Funds:
Core Bond, Class W
$ 143,115,477 $ 11,258,084 $ 73,343,141 $ (5,116,297) $ 7,836,571 $ 83,750,694 9,133,118 $ 5,032,109 $ –
Core Equity, Class W
22,411,579 3,662,029 9,199,647 2,508,266 (17,923) 19,364,304 1,193,854 254,689 2,311,399
Core Plus Bond, Class W
88,662,743 6,718,885 33,498,326 (3,678,916) 5,044,041 63,248,427 6,874,829 3,699,475 –
Dividend Growth, Class
R6
22,155,211 6,580,152 5,489,194 282,372 (323,203) 23,205,338 369,629 275,118 2,307,204
Dividend Value, Class
R6
22,097,153 3,973,214 7,635,479 617,841 2,672,877 21,725,606 1,301,714 327,326 1,231,168
Emerging Markets Debt,
Class W
12,868,369 18,573,804 3,115,791 (46,064) 1,046,111 29,326,429 3,191,124 1,490,725 –
Emerging Markets
Equity, Class W
13,742,062 2,658,305 7,391,606 1,242,152 4,489,380 14,740,293 1,185,864 583,906 –
Floating Rate Income,
Class R6
– 29,021,741 3,778,384 (42,980) (229,834) 24,970,543 1,398,910 1,130,649 –
Growth Opportunities
ETF
25,977,584 467,071 10,231,514 3,222,979 3,301,552 22,737,672 518,533 – –
High Yield, Class W
13,560,311 18,885,190 3,525,900 (12,098) 328,980 29,236,483 3,284,998 1,643,015 –
Inflation Linked Bond,
Class W
68,309,177 7,453,121 10,011,569 (240,395) 1,233,256 66,743,590 6,084,192 2,410,095 –
International Bond,
Class W
14,211,452 25,667,987 3,106,996 (232,766) 317,161 36,856,838 4,113,486 862,813 –
International Equity,
Class W
34,530,248 4,582,989 23,030,836 9,742,031 (6,058,300) 19,766,132 1,171,674 748,532 1,632,500
International
Opportunities,
Class W
20,661,585 5,597,254 6,004,604 573,588 1,968,866 22,796,689 1,273,558 593,088 997,400
International Value,
Class I
– 10,735,416 2,589,675 175,145 1,001,606 9,322,492 232,076 23,158 –
Large Cap Growth,
Class W
25,944,414 4,961,343 9,410,397 3,088,649 (348,333) 24,235,676 772,083 106,195 3,041,407
Large Cap Value,
Class W
22,093,478 4,162,320 6,739,405 1,216,281 2,175,552 22,908,226 870,043 442,764 1,498,994
Quant International
Small Cap Equity,
Class W
11,312,232 1,517,695 5,006,766 1,176,864 1,607,552 10,607,577 675,212 560,350 378,116
Quant Small Cap Equity,
Class W
4,304,915 475,670 3,462,294 1,425,133 (453,400) 2,290,024 98,665 35,150 161,336
Quant Small/Mid Cap
Equity, Class W
5,347,111 665,838 2,221,464 631,529 833,245 5,256,259 278,256 67,636 371,630
Short Term Bond,
Class W
101,382,509 20,276,570 15,644,474 (87,542) 53,806 105,980,869 10,451,762 4,814,197 –
Small Cap Select,
Class R6
– 2,375,416 404,219 10,259 198,449 2,179,905 122,673 5,348 48,417
Nuveen Real Property
Fund LP
a
15,979,751 184,292 4,587,224 (329,689) 215,470 11,462,600 1,206,590 500,713 –
$688,667,361 $190,454,386 $249,428,905 $16,126,342 $26,893,482 $672,712,666
55,802,843
$25,607,051
$13,979,571

Notes to Financial Statements
(continued)
76
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2015
Nuveen Funds:
Core Bond, Class W
$ 203,541,406 $ 15,127,933 $ 106,520,766 $ (12,913,579) $ 16,801,837 $ 116,036,831 12,653,962 $ 7,077,402 $ –
Core Equity, Class W
34,664,057 5,035,769 14,216,425 2,437,427 1,361,239 29,282,067 1,805,306 388,087 3,535,119
Core Plus Bond, Class W
126,138,191 9,529,885 49,962,220 (6,235,406) 8,160,280 87,630,730 9,525,079 5,193,507 –
Dividend Growth, Class
R6
34,687,980 9,170,818 8,605,793 499,654 (554,503) 35,198,156 560,659 418,999 3,523,399
Dividend Value, Class
R6
34,077,616 6,017,962 12,272,001 1,107,038 3,894,428 32,825,043 1,966,749 498,673 1,881,304
Emerging Markets Debt,
Class W
18,315,101 26,314,355 5,431,093 (93,809) 1,509,391 40,613,945 4,419,363 2,085,282 –
Emerging Markets
Equity, Class W
21,276,157 3,526,777 11,223,129 1,956,454 6,782,022 22,318,281 1,795,517 892,513 –
Floating Rate Income,
Class R6
– 40,983,456 6,012,994 (69,261) (314,792) 34,586,409 1,937,614 1,581,289 –
Growth Opportunities
ETF
40,210,464 369,289 16,126,454 5,214,905 4,694,542 34,362,746 783,643 – –
High Yield, Class W
19,290,142 26,749,128 5,946,508 (14,886) 465,301 40,543,177 4,555,413 2,302,122 –
Inflation Linked Bond,
Class W
96,689,984 13,205,633 18,820,428 (830,438) 2,228,761 92,473,512 8,429,673 3,378,707 –
International Bond,
Class W
20,214,024 36,793,230 6,059,982 (597,981) 715,715 51,065,006 5,699,219 1,212,035 –
International Equity,
Class W
53,379,257 6,816,669 35,900,011 11,272,068 (5,652,162) 29,915,821 1,773,315 1,143,682 2,494,298
International
Opportunities,
Class W
31,971,794 8,560,369 9,949,309 964,775 2,925,347 34,472,976 1,925,865 906,604 1,524,640
International Value,
Class I
– 15,908,863 3,603,184 273,092 1,514,514 14,093,285 350,841 35,324 –
Large Cap Growth,
Class W
40,152,938 7,655,820 15,317,508 3,702,106 439,344 36,632,700 1,167,018 161,979 4,639,075
Large Cap Value,
Class W
34,075,099 6,266,133 10,940,377 1,742,631 3,417,858 34,561,344 1,312,622 676,176 2,289,221
Quant International
Small Cap Equity,
Class W
17,504,494 2,461,054 8,164,107 1,804,968 2,437,378 16,043,787 1,021,247 856,142 577,712
Quant Small Cap Equity,
Class W
6,662,570 624,012 5,312,385 2,172,685 (690,923) 3,455,959 148,900 53,599 246,013
Quant Small/Mid Cap
Equity, Class W
8,275,491 1,252,488 3,815,411 1,010,256 1,219,918 7,942,742 420,473 103,152 566,775
Short Term Bond,
Class W
96,551,639 24,564,999 20,041,635 (227,941) 194,806 101,041,868 9,964,681 4,557,361 –
Small Cap Select,
Class R6
– 3,615,526 638,820 13,117 301,847 3,291,670 185,237 8,303 73,992
Nuveen Real Property
Fund LP
a
44,092,402 440,568 9,210,370 (1,099,685) 766,895 34,989,810 3,683,138 1,451,011 –
$981,770,806 $270,990,736 $384,090,910 $12,088,190 $52,619,043 $933,377,865
76,085,534
$34,981,949
$21,351,548

77
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2020
Nuveen Funds:
Core Bond, Class W
$ 423,660,584 $ 34,774,589 $ 223,556,874 $ (23,784,010) $ 31,912,752 $ 243,007,041 26,500,223 $ 14,808,383 $ –
Core Equity, Class W
84,284,321 12,100,196 34,569,840 5,823,974 3,268,396 70,907,047 4,371,581 945,956 8,637,119
Core Plus Bond, Class W
262,484,588 20,148,780 103,125,197 (12,778,584) 16,788,509 183,518,096 19,947,619 10,879,451 –
Dividend Growth, Class
R6
83,618,651 19,422,382 18,405,000 1,200,751 (1,313,654) 84,523,130 1,346,338 1,023,816 8,545,713
Dividend Value, Class
R6
82,890,129 13,822,401 29,216,090 2,816,929 9,323,788 79,637,157 4,771,549 1,212,455 4,590,455
Emerging Markets Debt,
Class W
38,068,440 56,206,352 12,242,566 (262,741) 3,214,310 84,983,795 9,247,421 4,373,406 –
Emerging Markets
Equity, Class W
51,758,728 7,801,206 26,740,268 4,936,324 16,378,876 54,134,866 4,355,178 2,175,716 –
Floating Rate Income,
Class R6
– 86,322,916 13,105,459 (158,873) (652,366) 72,406,218 4,056,371 3,314,816 –
Growth Opportunities
ETF
97,861,432 682,830 39,358,060 12,835,580 11,206,614 83,228,396 1,898,025 – –
High Yield, Class W
40,419,259 55,997,180 12,476,199 (33,025) 968,805 84,876,020 9,536,632 4,822,781 –
Inflation Linked Bond,
Class W
165,052,211 30,445,777 32,779,277 (1,217,544) 3,667,563 165,168,730 15,056,402 5,856,990 –
International Bond,
Class W
42,251,688 77,165,980 12,654,666 (1,249,154) 1,494,194 107,008,042 11,942,862 2,542,418 –
International Equity,
Class W
130,352,894 14,723,221 86,378,977 27,475,938 (13,764,290) 72,408,786 4,292,163 2,792,021 6,089,220
International
Opportunities,
Class W
77,815,354 19,335,414 23,142,922 2,265,813 7,144,235 83,417,894 4,660,218 2,207,928 3,713,083
International Value,
Class I
– 38,994,811 9,259,108 692,843 3,668,005 34,096,551 848,806 86,585 –
Large Cap Growth,
Class W
97,856,010 17,207,610 36,488,072 9,026,855 1,023,791 88,626,194 2,823,389 395,650 11,331,403
Large Cap Value,
Class W
82,987,528 14,556,894 26,288,121 4,348,465 8,234,606 83,839,372 3,184,177 1,648,143 5,579,853
Quant International
Small Cap Equity,
Class W
42,646,633 5,459,225 19,753,551 4,491,019 5,874,140 38,717,466 2,464,511 2,086,819 1,408,155
Quant Small Cap Equity,
Class W
16,270,013 1,342,660 12,862,476 5,275,210 (1,654,324) 8,371,083 360,667 130,573 599,319
Quant Small/Mid Cap
Equity, Class W
20,205,843 2,732,425 9,116,044 2,477,072 2,920,618 19,219,914 1,017,465 251,266 1,380,597
Short Term Bond,
Class W
164,774,288 35,751,079 34,663,444 (359,026) 337,179 165,840,076 16,355,037 7,679,871 –
Small Cap Select,
Class R6
– 8,658,608 1,418,298 13,177 720,848 7,974,335 448,751 19,983 180,541
Nuveen Real Property
Fund LP
a
94,298,970 1,619,684 13,476,445 (1,739,072) 992,136 81,695,273 8,599,502 3,212,610 –
$2,099,557,564 $575,272,220 $831,076,954 $42,097,921 $111,754,731 $1,997,605,482
158,084,887
$72,467,637
$52,055,458

Notes to Financial Statements
(continued)
78
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2025
Nuveen Funds:
Core Bond, Class W
$ 658,684,059 $ 65,171,252 $ 349,026,997 $ (35,303,632) $ 47,936,875 $ 387,461,557 42,253,169 $ 23,292,545 $ –
Core Equity, Class W
151,686,045 21,638,134 59,300,477 10,139,466 6,231,168 130,394,336 8,039,108 1,713,061 15,748,208
Core Plus Bond, Class W
408,096,462 36,517,665 158,211,887 (19,685,284) 25,892,510 292,609,466 31,805,377 17,111,093 –
Dividend Growth, Class
R6
151,058,146 37,444,281 31,985,751 2,185,381 (2,535,020) 156,167,037 2,487,528 1,853,521 15,608,252
Dividend Value, Class
R6
149,448,633 23,937,988 48,903,759 4,572,967 17,473,689 146,529,518 8,779,480 2,202,233 8,357,163
Emerging Markets Debt,
Class W
59,253,243 90,050,550 18,384,175 (325,402) 4,963,747 135,557,963 14,750,594 6,888,312 –
Emerging Markets
Equity, Class W
93,162,661 14,347,805 46,652,956 8,402,739 30,307,686 99,567,935 8,010,292 3,969,881 –
Floating Rate Income,
Class R6
– 135,712,559 18,983,237 (241,131) (1,043,455) 115,444,736 6,467,492 5,239,585 –
Growth Opportunities
ETF
176,829,815 1,411,764 68,604,119 22,292,067 21,338,457 153,267,984 3,495,279 – –
High Yield, Class W
62,358,799 89,467,253 18,030,431 (55,407) 1,523,861 135,264,075 15,198,211 7,605,069 –
Inflation Linked Bond,
Class W
197,575,130 43,109,710 38,224,735 (1,388,733) 4,383,879 205,455,251 18,728,829 7,090,815 –
International Bond,
Class W
65,418,939 123,985,419 19,259,743 (1,892,550) 2,259,121 170,511,186 19,030,266 4,021,823 –
International Equity,
Class W
234,042,309 24,664,245 150,334,289 46,975,168 (22,256,305) 133,091,128 7,889,219 5,092,861 11,107,206
International
Opportunities,
Class W
139,945,441 35,977,916 39,521,672 3,759,931 13,344,626 153,506,242 8,575,768 4,027,190 6,772,542
International Value,
Class I
– 72,152,605 17,325,605 1,178,915 6,754,893 62,760,808 1,562,380 157,003 –
Large Cap Growth,
Class W
175,869,144 32,430,450 63,311,153 15,862,492 2,169,317 163,020,250 5,193,382 721,834 20,673,243
Large Cap Value,
Class W
149,254,256 26,321,252 44,274,793 7,199,030 15,638,576 154,138,321 5,854,095 3,008,469 10,185,289
Quant International
Small Cap Equity,
Class W
76,684,344 9,313,017 33,569,161 7,191,251 11,626,461 71,245,912 4,535,068 3,807,246 2,569,074
Quant Small Cap Equity,
Class W
29,182,403 2,285,377 22,593,711 9,118,248 (2,589,775) 15,402,542 663,617 239,308 1,098,408
Quant Small/Mid Cap
Equity, Class W
36,250,747 4,325,181 15,028,474 4,292,693 5,523,805 35,363,952 1,872,099 458,430 2,518,881
Short Term Bond,
Class W
197,413,628 49,937,588 40,249,365 (376,308) 320,254 207,045,797 20,418,718 9,364,636 –
Small Cap Select,
Class R6
– 15,529,598 2,206,068 31,542 1,317,575 14,672,647 825,698 36,868 328,852
Nuveen Real Property
Fund LP
a
151,066,120 3,000,359 19,023,776 (2,766,707) 1,554,496 133,830,492 14,087,420 5,190,083 –
$3,363,280,324 $958,731,968 $1,323,006,334 $81,166,736 $192,136,441 $3,272,309,135
250,523,089
$113,091,866
$94,967,118

79
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2030
Nuveen Funds:
Core Bond, Class W
$ 741,201,867 $ 103,105,120 $ 343,527,266 $ (34,651,250) $ 48,169,724 $ 514,298,195 56,084,863 $ 28,608,021 $ –
Core Equity, Class W
234,115,634 36,524,666 83,291,019 11,491,335 14,489,484 213,330,100 13,152,287 2,730,701 25,305,829
Core Plus Bond, Class W
459,102,855 56,287,149 133,415,374 (16,903,431) 23,271,622 388,342,821 42,211,176 21,059,784 –
Dividend Growth, Class
R6
233,050,242 62,402,559 39,339,226 699,216 (1,853,995) 254,958,796 4,061,147 2,965,889 25,220,643
Dividend Value, Class
R6
230,375,353 41,481,882 67,180,822 3,270,032 31,720,551 239,666,996 14,359,916 3,506,056 13,382,841
Emerging Markets Debt,
Class W
66,758,758 80,171,673 11,906,537 (322,504) 5,285,316 139,986,706 15,232,503 7,135,905 –
Emerging Markets
Equity, Class W
143,833,651 22,687,619 65,651,395 10,517,770 51,190,099 162,577,744 13,079,465 6,396,952 –
Floating Rate Income,
Class R6
– 136,947,987 16,658,326 (219,137) (1,020,202) 119,050,322 6,669,486 5,182,476 –
Growth Opportunities
ETF
271,735,825 2,102,856 92,610,370 29,392,379 40,044,196 250,664,886 5,716,417 – –
High Yield, Class W
70,677,303 79,238,476 12,041,454 (64,993) 1,658,309 139,467,641 15,670,521 7,795,992 –
Inflation Linked Bond,
Class W
169,656,801 51,567,594 28,913,554 (1,549,031) 4,263,181 195,024,991 17,778,030 6,340,847 –
International Bond,
Class W
73,942,939 176,828,057 24,699,788 (2,225,483) 2,451,311 226,297,036 25,256,366 5,221,082 –
International Equity,
Class W
362,225,419 39,134,042 222,737,456 67,064,515 (27,875,155) 217,811,365 12,911,166 8,195,106 17,873,006
International
Opportunities,
Class W
216,302,933 59,291,034 51,660,491 2,103,570 25,105,852 251,142,898 14,030,329 6,463,918 10,870,397
International Value,
Class I
– 114,098,333 24,209,212 1,787,992 11,027,711 102,704,824 2,556,754 253,121 –
Large Cap Growth,
Class W
271,933,728 51,753,490 84,736,753 16,377,388 11,670,066 266,997,919 8,505,827 1,165,234 33,372,184
Large Cap Value,
Class W
230,544,857 40,465,533 54,705,382 4,779,668 31,363,485 252,448,161 9,587,853 4,864,091 16,467,571
Quant International
Small Cap Equity,
Class W
118,709,177 14,250,174 46,215,533 9,287,086 20,673,980 116,704,884 7,428,700 6,184,248 4,173,040
Quant Small Cap Equity,
Class W
45,115,827 3,077,868 33,295,296 11,916,631 (1,592,267) 25,222,763 1,086,720 384,158 1,763,265
Quant Small/Mid Cap
Equity, Class W
56,058,880 5,829,363 19,672,156 4,942,205 10,673,380 57,831,672 3,061,497 743,452 4,084,957
Short Term Bond,
Class W
169,280,927 56,258,371 29,501,372 (268,113) 123,183 195,892,996 19,318,836 8,506,291 –
Small Cap Select,
Class R6
– 25,027,971 3,202,881 25,294 2,165,966 24,016,350 1,351,511 58,659 527,607
Nuveen Real Property
Fund LP
a
195,877,327 3,655,575 12,221,694 (2,143,755) 525,137 185,692,590 19,546,588 6,963,989 –
$4,360,500,303 $1,262,187,392 $1,501,393,357 $115,307,384 $303,530,934 $4,540,132,656
328,657,958
$140,725,972
$153,041,340

Notes to Financial Statements
(continued)
80
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2035
Nuveen Funds:
Core Bond, Class W
$ 693,963,043 $ 125,307,391 $ 279,255,603 $ (22,902,475) $ 34,841,488 $ 551,953,844 60,191,259 $ 28,781,609 $ –
Core Equity, Class W
300,819,216 44,748,109 92,800,572 12,086,516 21,900,737 286,754,006 17,679,039 3,569,120 33,063,502
Core Plus Bond, Class W
429,743,093 81,128,125 99,482,010 (12,428,436) 17,896,363 416,857,135 45,310,558 21,216,835 –
Dividend Growth, Class
R6
299,845,153 84,952,893 41,471,709 324,811 (2,154,547) 341,496,601 5,439,576 3,870,168 33,076,318
Dividend Value, Class
R6
296,562,896 53,649,720 73,942,182 2,795,254 43,027,111 322,092,799 19,298,550 4,603,030 17,511,781
Emerging Markets Debt,
Class W
62,727,270 45,970,435 7,665,483 (164,060) 4,468,297 105,336,459 11,462,074 5,711,041 –
Emerging Markets
Equity, Class W
184,893,844 27,995,873 75,609,856 12,350,366 68,641,255 218,271,482 17,560,055 8,359,833 –
Floating Rate Income,
Class R6
– 101,497,680 11,090,888 (150,368) (746,658) 89,509,766 5,014,553 3,797,219 –
Growth Opportunities
ETF
349,296,033 5,049,579 108,401,867 33,147,855 57,745,946 336,837,546 7,681,586 – –
High Yield, Class W
66,311,339 44,244,461 7,071,313 (42,632) 1,478,187 104,920,042 11,788,769 6,131,928 –
Inflation Linked Bond,
Class W
92,524,787 40,213,450 12,771,785 (1,338,369) 2,939,491 121,567,574 11,081,821 3,615,827 –
International Bond,
Class W
69,043,607 194,353,977 19,609,303 (1,538,222) 1,607,207 243,857,266 27,216,213 5,448,855 –
International Equity,
Class W
465,670,542 52,474,760 275,871,409 81,805,930 (30,724,723) 293,355,100 17,389,158 10,696,224 23,327,786
International
Opportunities,
Class W
278,301,713 79,248,097 55,000,950 1,266,989 34,356,712 338,172,561 18,892,322 8,453,399 14,216,114
International Value,
Class I
– 150,455,471 29,346,776 2,084,479 14,767,703 137,960,877 3,434,426 333,724 –
Large Cap Growth,
Class W
349,729,091 64,936,549 92,849,568 18,436,913 18,338,640 358,591,625 11,423,754 1,523,327 43,627,928
Large Cap Value,
Class W
296,595,746 53,345,206 57,490,911 4,123,878 43,203,922 339,777,841 12,904,589 6,366,877 21,555,309
Quant International
Small Cap Equity,
Class W
152,613,205 18,336,378 52,997,302 10,209,775 29,090,675 157,252,731 10,009,722 8,072,572 5,447,252
Quant Small Cap Equity,
Class W
57,964,047 4,690,548 42,335,756 12,704,655 811,425 33,834,919 1,457,773 501,830 2,303,371
Quant Small/Mid Cap
Equity, Class W
72,040,900 7,499,977 22,270,296 4,836,029 15,588,122 77,694,732 4,113,009 970,528 5,332,649
Short Term Bond,
Class W
92,366,397 44,191,360 12,860,136 (151,274) 1,783 123,548,130 12,184,234 4,966,856 –
Small Cap Select,
Class R6
– 32,531,776 3,142,743 18,219 2,900,973 32,308,225 1,818,133 76,638 686,658
Nuveen Real Property
Fund LP
a
216,895,548 2,822,393 3,304,301 (674,575) (1,141,375) 214,597,690 22,589,231 7,836,347 –
$4,827,907,470 $1,359,644,208 $1,476,642,719 $156,801,258 $378,838,734 $5,246,548,951
355,940,404
$144,903,787
$200,148,668

81
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2040
Nuveen Funds:
Core Bond, Class W
$ 577,062,858 $ 145,654,107 $ 197,463,190 $ (8,591,838) $ 17,587,554 $ 534,249,491 58,260,577 $ 25,912,297 $ –
Core Equity, Class W
441,032,237 63,810,707 128,159,537 14,924,642 34,763,290 426,371,339 26,286,766 5,266,463 48,946,605
Core Plus Bond, Class W
357,105,731 94,115,214 52,122,469 (6,160,928) 10,165,072 403,102,620 43,815,502 19,107,522 –
Dividend Growth, Class
R6
438,087,125 118,665,732 46,588,546 (1,340,436) (1,544,619) 507,279,256 8,080,268 5,708,336 48,925,018
Dividend Value, Class
R6
436,043,896 78,730,835 103,293,803 3,385,763 64,063,985 478,930,676 28,695,667 6,783,427 25,923,039
Emerging Markets Debt,
Class W
52,054,685 15,103,070 5,749,436 (33,776) 3,292,458 64,667,001 7,036,670 3,934,703 –
Emerging Markets
Equity, Class W
270,753,478 41,443,655 105,999,602 16,387,604 102,993,834 325,578,969 26,192,998 12,374,931 –
Floating Rate Income,
Class R6
– 62,063,047 6,494,871 (92,885) (438,509) 55,036,782 3,083,293 2,255,837 –
Growth Opportunities
ETF
511,992,961 6,848,652 152,091,235 45,905,834 87,709,911 500,366,123 11,410,858 – –
High Yield, Class W
55,140,047 16,471,267 8,245,499 (8,259) 1,152,667 64,510,223 7,248,340 4,084,992 –
Inflation Linked Bond,
Class W
– 23,158,843 645,773 (6,684) 149,494 22,655,880 2,065,258 190,321 –
International Bond,
Class W
57,680,326 196,860,657 18,351,777 (524,352) 433,080 236,097,934 26,350,216 5,110,645 –
International Equity,
Class W
683,058,884 77,249,990 399,770,732 117,309,848 (41,933,577) 435,914,413 25,839,621 15,833,611 34,532,100
International
Opportunities,
Class W
408,988,594 114,114,877 73,203,504 1,361,791 51,065,064 502,326,822 28,062,951 12,496,291 21,015,061
International Value,
Class I
– 221,750,663 41,251,189 3,012,759 21,952,377 205,464,610 5,114,877 490,767 –
Large Cap Growth,
Class W
513,253,209 95,941,005 130,005,501 23,847,015 30,148,744 533,184,472 16,985,807 2,249,139 64,415,114
Large Cap Value,
Class W
435,578,185 79,142,855 79,070,837 5,076,178 64,633,895 505,360,276 19,193,326 9,398,201 31,817,980
Quant International
Small Cap Equity,
Class W
223,739,635 26,439,708 75,075,682 14,239,670 43,665,400 233,008,731 14,831,873 11,929,068 8,049,560
Quant Small Cap Equity,
Class W
85,021,090 6,420,910 61,346,231 15,468,964 4,426,040 49,990,773 2,153,846 748,825 3,437,063
Quant Small/Mid Cap
Equity, Class W
105,697,090 10,888,927 31,904,166 6,278,364 23,858,210 114,818,425 6,078,265 1,429,416 7,854,045
Short Term Bond,
Class W
– 23,622,701 980,384 (6,562) (117,220) 22,518,535 2,220,763 432,879 –
Small Cap Select,
Class R6
– 47,165,065 3,738,901 51,534 4,201,286 47,678,984 2,683,117 114,012 1,013,556
Nuveen Real Property
Fund LP
a
265,915,162 7,794,794 4,110,229 (735,162) (1,485,263) 267,379,302 28,145,190 9,652,518 –
$5,918,205,193 $1,573,457,281 $1,725,663,094 $249,749,084 $520,743,173 $6,536,491,637
399,836,049
$155,504,201
$295,929,141

Notes to Financial Statements
(continued)
82
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2045
Nuveen Funds:
Core Bond, Class W
$ 226,710,516 $ 96,044,204 $ 72,187,103 $ 163,793 $ 3,001,149 $ 253,732,559 27,669,854 $ 11,255,615 $ –
Core Equity, Class W
360,773,788 58,181,501 93,989,932 8,283,726 33,082,107 366,331,190 22,585,154 4,401,656 41,155,300
Core Plus Bond, Class W
140,716,158 67,917,790 18,886,356 (583,554) 1,856,028 191,020,066 20,763,051 8,355,978 –
Dividend Growth, Class
R6
360,035,526 116,724,093 37,694,616 (1,642,017) (1,394,396) 436,028,590 6,945,342 4,782,540 41,282,970
Dividend Value, Class
R6
356,290,932 71,666,752 72,817,644 1,671,878 54,677,647 411,489,565 24,654,857 5,678,680 21,868,071
Emerging Markets Debt,
Class W
20,572,039 6,126,179 12,399,786 742,309 431,446 15,472,187 1,683,589 1,205,317 –
Emerging Markets
Equity, Class W
221,652,772 47,390,605 89,509,283 11,868,217 88,303,866 279,706,177 22,502,508 10,390,834 –
Floating Rate Income,
Class R6
– 14,677,384 1,401,025 (19,817) (96,973) 13,159,569 737,231 510,027 –
Growth Opportunities
ETF
418,280,048 8,183,929 107,806,641 30,084,369 81,584,173 430,325,878 9,813,589 – –
High Yield, Class W
21,671,393 6,220,617 12,903,921 414,243 29,076 15,431,408 1,733,866 1,196,058 –
International Bond,
Class W
22,742,804 98,665,861 9,146,812 (186,916) 73,625 112,148,562 12,516,581 2,320,806 –
International Equity,
Class W
559,326,591 68,430,906 315,678,707 92,651,711 (30,069,631) 374,660,870 22,208,706 13,339,425 29,092,440
International
Opportunities,
Class W
336,079,483 106,170,850 54,905,775 (101,591) 44,013,057 431,256,024 24,092,515 10,516,459 17,685,570
International Value,
Class I
– 188,024,680 32,834,350 2,307,995 18,704,882 176,203,207 4,386,438 414,076 –
Large Cap Growth,
Class W
420,008,244 85,345,815 92,209,108 12,200,108 32,752,210 458,097,269 14,593,733 1,890,883 54,154,726
Large Cap Value,
Class W
355,764,589 75,671,154 55,459,805 2,157,099 56,096,767 434,229,804 16,491,827 7,910,204 26,780,307
Quant International
Small Cap Equity,
Class W
183,538,843 23,617,699 55,556,805 9,629,520 39,043,403 200,272,660 12,748,101 10,031,827 6,769,330
Quant Small Cap Equity,
Class W
69,668,525 5,287,460 48,172,436 12,221,546 4,284,675 43,289,770 1,865,134 625,221 2,869,728
Quant Small/Mid Cap
Equity, Class W
86,466,518 9,547,242 21,981,240 2,644,478 22,678,541 99,355,539 5,259,690 1,202,409 6,606,742
Small Cap Select,
Class R6
– 41,248,637 3,635,561 (6,698) 3,668,108 41,274,486 2,322,706 95,305 856,357
Nuveen Real Property
Fund LP
a
195,743,335 13,249,518 3,305,675 (679,747) (981,243) 204,026,188 21,476,441 7,217,579 –
$4,356,042,104 $1,208,392,876 $1,212,482,581 $183,820,652 $451,738,517 $4,987,511,568
277,050,913
$103,340,899
$249,121,541

83
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2050
Nuveen Funds:
Core Bond, Class W
$ 95,310,257 $ 57,046,564 $ 31,328,541 $ (31,806) $ 1,221,119 $ 122,217,593 13,327,982 $ 5,161,269 $ –
Core Equity, Class W
305,680,530 51,079,800 70,985,354 5,450,706 30,027,587 321,253,269 19,805,997 3,782,569 35,582,676
Core Plus Bond, Class W
59,050,267 43,629,994 11,326,062 (134,360) 583,537 91,803,376 9,978,628 3,854,651 –
Dividend Growth, Class
R6
305,686,296 109,891,405 29,829,246 (1,248,786) (1,675,885) 382,823,784 6,097,862 4,110,110 35,806,471
Dividend Value, Class
R6
301,838,977 65,429,475 54,785,064 1,055,763 47,411,063 360,950,214 21,626,735 4,888,043 18,865,233
Emerging Markets Debt,
Class W
8,565,251 2,091,077 10,039,571 1,017,888 (585,441) 1,049,204 114,168 335,659 –
Emerging Markets
Equity, Class W
188,257,335 39,218,151 68,509,624 8,899,609 77,515,316 245,380,787 19,741,013 8,981,672 –
Floating Rate Income,
Class R6
– 898,242 – – (4,410) 893,832 50,075 23,013 –
Growth Opportunities
ETF
354,601,972 9,749,585 83,006,264 20,843,452 75,239,431 377,428,176 8,607,256 – –
High Yield, Class W
9,155,313 2,353,802 10,650,103 575,893 (391,579) 1,043,326 117,228 272,522 –
International Bond,
Class W
9,598,598 49,413,728 4,790,774 (103,796) 24,431 54,142,187 6,042,655 1,094,572 –
International Equity,
Class W
473,642,125 61,911,261 260,690,130 72,179,643 (18,496,364) 328,546,535 19,475,195 11,521,893 25,128,516
International
Opportunities,
Class W
284,217,445 96,083,423 39,140,942 (679,434) 38,055,442 378,535,934 21,147,259 9,104,592 15,311,228
International Value,
Class I
– 163,195,882 26,824,278 1,865,016 16,321,247 154,557,867 3,847,594 359,523 –
Large Cap Growth,
Class W
356,023,113 78,497,374 71,140,767 7,309,398 31,038,084 401,727,202 12,797,936 1,635,570 46,842,567
Large Cap Value,
Class W
301,420,713 69,100,836 39,655,872 686,741 49,358,742 380,911,160 14,466,812 6,843,884 23,170,241
Quant International
Small Cap Equity,
Class W
154,962,704 20,808,530 42,086,324 6,613,147 35,327,994 175,626,051 11,179,252 8,672,418 5,852,020
Quant Small Cap Equity,
Class W
59,140,385 5,146,464 40,612,519 9,324,196 4,964,714 37,963,240 1,635,642 542,951 2,492,114
Quant Small/Mid Cap
Equity, Class W
73,319,062 8,933,827 16,895,876 1,268,424 20,504,344 87,129,781 4,612,482 1,040,909 5,719,363
Small Cap Select,
Class R6
– 35,191,085 2,160,566 (3,914) 3,169,592 36,196,197 2,036,927 82,708 738,841
Nuveen Real Property
Fund LP
a
157,179,132 15,956,998 3,729,708 (835,978) (509,370) 168,061,074 17,690,639 5,864,382 –
$3,497,649,475 $985,627,503 $918,187,585 $134,051,802 $409,099,594 $4,108,240,789
214,399,337
$78,172,910
$215,509,270

Notes to Financial Statements
(continued)
84
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2055
Nuveen Funds:
Core Bond, Class W
$ 38,886,008 $ 25,425,117 $ 16,085,303 $ (17,228) $ 499,764 $ 48,708,358 5,311,707 $ 2,100,387 $ –
Core Equity, Class W
164,515,289 33,309,333 37,750,928 2,134,229 17,148,047 179,355,970 11,057,705 2,072,164 19,577,017
Core Plus Bond, Class W
24,084,597 19,741,172 7,585,796 (88,429) 265,988 36,417,532 3,958,427 1,569,529 –
Dividend Growth, Class
R6
163,824,292 67,708,245 15,392,517 (748,078) (1,084,053) 214,307,889 3,413,633 2,254,855 19,769,954
Dividend Value, Class
R6
161,745,725 42,249,998 29,113,617 419,883 26,094,938 201,396,927 12,066,922 2,679,552 10,381,997
Emerging Markets Debt,
Class W
3,476,675 695,461 4,325,641 419,659 (266,154) – – 128,506 –
Emerging Markets
Equity, Class W
100,995,541 26,051,108 37,638,829 4,108,738 43,293,483 136,810,041 11,006,439 4,942,297 –
Growth Opportunities
ETF
189,268,298 8,688,640 39,861,695 7,766,365 44,777,173 210,638,781 4,803,621 – –
High Yield, Class W
3,739,570 665,174 4,492,994 241,651 (153,401) – – 97,113 –
International Bond,
Class W
3,911,342 20,549,458 2,848,040 (61,752) 22,355 21,573,363 2,407,741 447,253 –
International Equity,
Class W
253,878,648 40,580,150 140,199,674 32,975,014 (3,881,693) 183,352,445 10,868,550 6,329,550 13,804,346
International
Opportunities,
Class W
152,670,526 59,165,152 21,246,716 (401,660) 20,990,027 211,177,329 11,797,616 5,007,832 8,421,691
International Value,
Class I
– 89,515,844 13,239,880 890,006 9,098,951 86,264,921 2,147,496 197,557 –
Large Cap Growth,
Class W
190,971,643 44,707,474 32,256,538 1,524,710 19,336,364 224,283,653 7,145,067 900,392 25,787,140
Large Cap Value,
Class W
161,411,381 44,579,626 20,859,306 (26,429) 27,393,718 212,498,990 8,070,604 3,758,868 12,725,797
Quant International
Small Cap Equity,
Class W
83,449,952 13,136,457 21,420,169 2,675,376 20,351,844 98,193,460 6,250,379 4,767,555 3,217,076
Quant Small Cap Equity,
Class W
31,666,379 3,248,875 21,505,337 4,315,589 3,469,344 21,194,850 913,178 297,317 1,364,669
Quant Small/Mid Cap
Equity, Class W
39,272,650 5,906,565 8,509,694 417,863 11,558,381 48,645,765 2,575,213 570,998 3,137,399
Small Cap Select,
Class R6
– 19,833,016 1,417,764 (6,236) 1,799,368 20,208,384 1,137,219 45,828 407,707
Nuveen Real Property
Fund LP
a
83,180,076 10,716,284 1,248,299 (391,651) (337,341) 91,919,069 9,675,692 3,161,125 –
$1,850,948,592 $576,473,149 $476,998,737 $56,147,620 $240,377,103 $2,246,947,727
114,607,209
$41,328,678
$118,594,793

85
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2060
Nuveen Funds:
Core Bond, Class W
$ 12,406,660 $ 12,073,207 $ 6,823,722 $ (27,242) $ 163,483 $ 17,792,386 1,940,282 $ 734,498 $ –
Core Equity, Class W
76,463,949 20,737,607 16,039,557 436,217 8,764,292 90,362,508 5,571,055 1,006,994 9,614,592
Core Plus Bond, Class W
7,706,125 9,155,572 3,534,976 (39,891) 83,616 13,370,446 1,453,309 550,669 –
Dividend Growth, Class
R6
76,646,497 42,404,702 9,241,958 (521,883) (677,841) 108,609,517 1,730,002 1,102,707 9,845,683
Dividend Value, Class
R6
75,230,078 26,630,372 13,215,419 (16,962) 12,806,933 101,435,002 6,077,591 1,302,421 5,093,036
Emerging Markets Debt,
Class W
1,129,085 357,681 1,537,406 125,820 (75,180) – – 43,556 –
Emerging Markets
Equity, Class W
46,985,451 16,195,952 17,284,601 1,372,588 21,706,781 68,976,171 5,549,169 2,424,620 –
Growth Opportunities
ETF
87,866,990 7,035,477 14,429,765 1,110,122 24,283,836 105,866,660 2,414,291 – –
High Yield, Class W
1,197,991 406,706 1,634,025 69,043 (39,715) – – 32,798 –
International Bond,
Class W
1,243,714 8,022,023 1,373,694 (28,429) 12,332 7,875,946 879,012 158,570 –
International Equity,
Class W
117,829,318 26,095,514 65,494,202 11,473,348 2,476,154 92,380,132 5,476,001 3,110,413 6,783,615
International
Opportunities,
Class W
70,523,565 36,749,010 10,646,571 (233,809) 10,265,933 106,658,128 5,958,555 2,463,879 4,143,516
International Value,
Class I
– 44,620,114 6,120,257 387,095 4,539,384 43,426,336 1,081,064 95,970 –
Large Cap Growth,
Class W
88,945,522 28,560,156 14,522,198 (85,600) 10,000,691 112,898,571 3,596,641 441,323 12,639,453
Large Cap Value,
Class W
75,211,585 27,225,411 9,058,837 (57,987) 13,331,995 106,652,167 4,050,595 1,839,999 6,229,389
Quant International
Small Cap Equity,
Class W
38,660,595 7,660,464 8,079,740 675,467 10,525,068 49,441,854 3,147,158 2,327,277 1,570,412
Quant Small Cap Equity,
Class W
14,716,258 2,687,665 10,490,296 1,581,193 2,174,197 10,669,017 459,673 145,929 669,804
Quant Small/Mid Cap
Equity, Class W
18,267,884 3,932,545 3,542,758 99,431 5,729,800 24,486,902 1,296,289 280,524 1,541,360
Small Cap Select,
Class R6
– 10,065,629 773,283 (8,380) 888,559 10,172,525 572,455 22,683 199,646
Nuveen Real Property
Fund LP
a
38,162,405 8,159,377 286,265 (105,027) (245,419) 45,685,071 4,808,955 1,515,144 –
$849,193,672 $338,775,184 $214,129,530 $16,205,114 $126,714,899 $1,116,759,339
56,062,097
$19,599,974
$58,330,506

Notes to Financial Statements
(continued)
86
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2065
Nuveen Funds:
Core Bond, Class W
$ 1,153,475 $ 2,985,763 $ 1,696,308 $ (10,893) $ 14,590 $ 2,446,627 266,808 $ 87,189 $ –
Core Equity, Class W
12,753,316 8,027,796 3,036,138 (103,301) 1,784,349 19,426,022 1,197,659 188,025 1,834,850
Core Plus Bond, Class W
717,905 2,210,429 1,081,777 (10,464) 7,475 1,843,568 200,388 66,130 –
Dividend Growth, Class
R6
12,750,026 13,511,624 2,509,969 (174,283) (225,333) 23,352,065 371,967 208,037 1,957,625
Dividend Value, Class
R6
12,511,304 9,693,526 2,803,846 (67,366) 2,446,831 21,780,449 1,305,000 246,031 972,331
Emerging Markets Debt,
Class W
105,716 87,349 198,060 9,603 (4,608) – – 4,504 –
Emerging Markets
Equity, Class W
7,805,484 5,795,437 3,144,588 12,189 4,373,245 14,841,767 1,194,028 461,878 –
Growth Opportunities
ETF
14,501,389 5,717,048 2,378,396 57,048 4,729,555 22,626,644 516,001 – –
High Yield, Class W
110,154 98,038 211,058 4,890 (2,024) – – 3,355 –
International Bond,
Class W
114,590 1,519,720 551,215 (9,308) 6,118 1,079,905 120,525 19,686 –
International Equity,
Class W
19,590,946 9,956,094 12,182,336 1,106,374 1,376,543 19,847,621 1,176,504 593,355 1,294,069
International
Opportunities,
Class W
11,715,255 12,017,479 2,797,982 (57,631) 1,953,216 22,830,337 1,275,438 469,576 789,688
International Value,
Class I
– 9,361,275 963,436 10,138 945,858 9,353,835 232,856 18,566 –
Large Cap Growth,
Class W
14,940,126 11,975,944 4,509,546 (175,119) 2,012,487 24,243,892 772,344 84,673 2,425,004
Large Cap Value,
Class W
12,508,241 10,080,235 2,189,541 (15,963) 2,517,270 22,900,242 869,740 349,921 1,184,673
Quant International
Small Cap Equity,
Class W
6,423,499 3,661,828 1,579,060 32,383 2,110,374 10,649,024 677,850 443,061 298,971
Quant Small Cap Equity,
Class W
2,447,445 1,047,096 1,896,992 147,553 541,762 2,286,864 98,529 27,735 127,303
Quant Small/Mid Cap
Equity, Class W
3,038,126 1,717,050 615,161 (3,303) 1,115,624 5,252,336 278,048 53,438 293,617
Small Cap Select,
Class R6
– 2,175,880 175,586 (2,836) 183,781 2,181,239 122,748 4,385 38,238
Nuveen Real Property
Fund LP
a
6,267,091 3,556,375 76,132 (27,236) (40,307) 9,679,791 1,018,925 281,824 –
$139,454,088 $115,195,986 $44,597,127 $722,475 $25,846,806 $236,622,228
11,695,358
$3,611,369
$11,216,369

87
9. Subsequent Events
Investment Adviser and Sub-Adviser: On or about the close of business on July 31, 2026, the Adviser is expected to merge into
Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, Nuveen Fund Advisors, LLC (“Nuveen
Fund Advisors”) will become the investment adviser and Nuveen Asset Management will become the sub-adviser to the Funds. The
Adviser, Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately,
TIAA.
Issue
Value at
9/30/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle 2070
Nuveen Funds:
Core Bond, Class W
$ – $ 46,229 $ 17,099 $ (134) $ (179) $ 28,817 3,143 $ 689 $ –
Core Equity, Class W
– 509,945 27,102 (1,225) (1,807) 479,811 29,581 2,406 49,445
Core Plus Bond, Class W
– 30,050 8,079 (45) (165) 21,761 2,365 553 –
Dividend Growth, Class
R6
– 651,086 36,616 (1,922) (34,207) 578,341 9,212 3,187 51,055
Dividend Value, Class
R6
– 537,372 27,675 95 29,133 538,925 32,290 3,783 26,185
Emerging Markets
Equity, Class W
– 337,384 39,969 1,637 66,832 365,884 29,436 12,508 –
Growth Opportunities
ETF
– 520,200 18,875 399 57,977 559,701 12,764 – –
International Bond,
Class W
– 19,544 6,965 (87) 53 12,545 1,400 214 –
International Equity,
Class W
– 549,071 69,964 (66) 11,319 490,360 29,067 15,956 34,800
International
Opportunities,
Class W
– 585,799 41,111 (68) 20,285 564,905 31,559 12,677 21,319
International Value,
Class I
– 238,605 33,413 2,651 22,880 230,723 5,744 491 –
Large Cap Growth,
Class W
– 655,335 40,632 (4,138) (10,101) 600,464 19,129 2,280 65,307
Large Cap Value,
Class W
– 567,468 30,548 (699) 30,729 566,950 21,532 9,476 32,081
Quant International
Small Cap Equity,
Class W
– 271,054 37,684 303 29,602 263,275 16,758 12,042 8,125
Quant Small Cap Equity,
Class W
– 54,877 5,104 114 6,716 56,603 2,439 746 3,427
Quant Small/Mid Cap
Equity, Class W
– 124,028 9,155 129 14,998 130,000 6,882 1,443 7,926
Small Cap Select,
Class R6
– 53,982 4,837 33 4,756 53,934 3,035 116 1,028
Nuveen Real Property
Fund LP
a
– 243,555 6,685 2 (446) 236,426 24,887 5,048 –
$– $5,995,584 $461,513 $(3,021) $248,375 $5,779,425
281,223
$83,615
$300,698
a Restricted security

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains
Lifecycle Retirement Income	$7,993,982
Lifecycle 2010	21,143,547
Lifecycle 2015	21,578,484
Lifecycle 2020	64,062,684
Lifecycle 2025	128,861,899
Lifecycle 2030	192,065,805
Lifecycle 2035	247,052,488
Lifecycle 2040	353,609,003
Lifecycle 2045	266,625,085
Lifecycle 2050	203,006,644
Lifecycle 2055	95,608,659
Lifecycle 2060	37,096,568
Lifecycle 2065	4,407,044
Lifecycle 2070	3,465

Dividends Received Deduction (DRD)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:

Fund	Percentage
Lifecycle Retirement Income	7.5%
Lifecycle 2010	6.3
Lifecycle 2015	7.4
Lifecycle 2020	8.8
Lifecycle 2025	10.4
Lifecycle 2030	13.4
Lifecycle 2035	17.0
Lifecycle 2040	23.5
Lifecycle 2045	27.5
Lifecycle 2050	30.3
Lifecycle 2055	31.3
Lifecycle 2060	31.8
Lifecycle 2065	29.0
Lifecycle 2070	24.8

88

Important Tax Information (continued)

Qualified Dividend Income (QDI)

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:

Fund	Percentage
Lifecycle Retirement Income	14.4%
Lifecycle 2010	12.1
Lifecycle 2015	14.1
Lifecycle 2020	16.8
Lifecycle 2025	19.9
Lifecycle 2030	25.8
Lifecycle 2035	32.8
Lifecycle 2040	45.5
Lifecycle 2045	53.6
Lifecycle 2050	59.1
Lifecycle 2055	61.4
Lifecycle 2060	62.9
Lifecycle 2065	58.7
Lifecycle 2070	64.6

Foreign Source Income and Foreign Tax Credit Pass Through

Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:

Fund	Foreign Source Income	Foreign Source Income Per Share	Qualifying Foreign Taxes Paid	Qualifying Foreign Taxes Paid per Share
Lifecycle Retirement Income	$ 1,191,427	$0.03723	$113,760	$0.00356
Lifecycle 2010	1,843,313	0.03133	175,957	0.00299
Lifecycle 2015	2,816,802	0.03249	268,898	0.00310
Lifecycle 2020	6,869,543	0.03811	655,603	0.00364
Lifecycle 2025	12,530,567	0.04422	1,195,946	0.00422
Lifecycle 2030	20,196,079	0.05410	1,929,136	0.00517
Lifecycle 2035	26,380,724	0.06441	2,520,284	0.00615
Lifecycle 2040	39,022,747	0.08048	3,727,770	0.00769
Lifecycle 2045	32,838,126	0.10955	3,135,079	0.01046
Lifecycle 2050	28,388,216	0.12063	2,710,558	0.01152
Lifecycle 2055	15,605,892	0.14548	1,490,487	0.01389
Lifecycle 2060	7,657,237	0.12659	730,841	0.01208
Lifecycle 2065	1,459,756	0.10018	139,279	0.00956
Lifecycle 2070	39,410	0.07565	3,766	0.00723

89

Report of Independent Registered Public Accounting Firm
1
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Lifecycle Index Retirement Income Fund, Nuveen Lifecycle Index 2010
Fund, Nuveen Lifecycle Index 2015 Fund, Nuveen Lifecycle Index 2020 Fund, Nuveen Lifecycle Index 2025 Fund, Nuveen Lifecycle Index 2030 Fund,
Nuveen Lifecycle Index 2035 Fund, Nuveen Lifecycle Index 2040 Fund, Nuveen Lifecycle Index 2045 Fund, Nuveen Lifecycle Index 2050 Fund, Nuveen
Lifecycle Index 2055 Fund, Nuveen Lifecycle Index 2060 Fund, Nuveen Lifecycle Index 2065 Fund and Nuveen Lifecycle Index 2070 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (fourteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of May 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent, and broker; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.
Fund Statement of
Operations
Statement of changes in net
assets
Financial Highlights
Nuveen Lifecycle Index Retirement Income
Fund
For the year ended May
31, 2026
For the years ended May 31, 2026
and 2025
For the years ended May 31, 2026,
2025, 2024, 2023 and 2022
Nuveen Lifecycle Index 2010 Fund
Nuveen Lifecycle Index 2015 Fund
Nuveen Lifecycle Index 2020 Fund
Nuveen Lifecycle Index 2025 Fund
Nuveen Lifecycle Index 2030 Fund
Nuveen Lifecycle Index 2035 Fund
Nuveen Lifecycle Index 2040 Fund
Nuveen Lifecycle Index 2045 Fund
Nuveen Lifecycle Index 2050 Fund
Nuveen Lifecycle Index 2055 Fund
Nuveen Lifecycle Index 2060 Fund
Nuveen Lifecycle Index 2065 Fund
Nuveen Lifecycle Index 2070 Fund For the period September 30, 2025 (commencement of operations) through May 31, 2026

Lifecycle Index Retirement Income
Portfolio of Investments May 31, 2026
2
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—42.7%
23,709,329
Nuveen Bond Index Fund, Class W $ 229,506,306
1,844,338
Nuveen High Yield Corporate Bond ETF 45,794,913
8,640,638
Nuveen Short Term Bond Index Fund, Class W 83,036,533
TOTAL FIXED INCOME 358,337,752
INFLATION-PROTECTED ASSETS—9.9%
7,570,555
Nuveen Inflation Linked Bond Fund, Class W 83,048,991
TOTAL INFLATION-PROTECTED ASSETS 83,048,991
INTERNATIONAL EQUITY—14.1%
2,465,963
Nuveen Emerging Markets Equity Index Fund, Class W 43,548,909
2,468,278
Nuveen International Equity Index Fund, Class W 75,282,493
TOTAL INTERNATIONAL EQUITY 118,831,402
INTERNATIONAL FIXED INCOME—6.9%
2,308,219
Nuveen International Aggregate Bond ETF 57,590,064
TOTAL INTERNATIONAL FIXED INCOME 57,590,064
U.S. EQUITY—26.4%
4,241,957
Nuveen Equity Index Fund, Class W 221,260,497
TOTAL U.S. EQUITY 221,260,497
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $631,288,092) 839,068,706
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$277,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 277,000
TOTAL REPURCHASE AGREEMENT 277,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $277,000) 277,000
TOTAL INVESTMENTS—100.0%
(Cost $631,565,092) 839,345,706
OTHER ASSETS & LIABILITIES, NET—(0.0)% (275,915)
NET ASSETS—100.0% $ 839,069,791
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $277,083 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/29, valued at $282,644.

Portfolio of Investments May 31, 2026
Lifecycle Index 2010
3
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—48.6%
19,358,828
Nuveen Bond Index Fund, Class W $ 187,393,455
1,504,194
Nuveen High Yield Corporate Bond ETF 37,349,137
11,218,039
Nuveen Short Term Bond Index Fund, Class W 107,805,356
TOTAL FIXED INCOME 332,547,948
INFLATION-PROTECTED ASSETS—9.9%
6,179,931
Nuveen Inflation Linked Bond Fund, Class W 67,793,838
TOTAL INFLATION-PROTECTED ASSETS 67,793,838
INTERNATIONAL EQUITY—12.1%
1,715,383
Nuveen Emerging Markets Equity Index Fund, Class W 30,293,655
1,720,335
Nuveen International Equity Index Fund, Class W 52,470,228
TOTAL INTERNATIONAL EQUITY 82,763,883
INTERNATIONAL FIXED INCOME—6.8%
1,882,523
Nuveen International Aggregate Bond ETF 46,968,949
TOTAL INTERNATIONAL FIXED INCOME 46,968,949
U.S. EQUITY—22.5%
2,956,603
Nuveen Equity Index Fund, Class W 154,216,408
TOTAL U.S. EQUITY 154,216,408
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $515,130,127) 684,291,026
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$484,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 484,000
TOTAL REPURCHASE AGREEMENT 484,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $484,000) 484,000
TOTAL INVESTMENTS—100.0%
(Cost $515,614,127) 684,775,026
OTHER ASSETS & LIABILITIES, NET—(0.0)% (249,770)
NET ASSETS—100.0% $ 684,525,256
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $484,144 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $493,747.

Lifecycle Index 2015
Portfolio of Investments May 31, 2026
4
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—43.6%
27,223,410
Nuveen Bond Index Fund, Class W $ 263,522,604
2,117,012
Nuveen High Yield Corporate Bond ETF 52,565,408
10,781,948
Nuveen Short Term Bond Index Fund, Class W 103,614,516
TOTAL FIXED INCOME 419,702,528
INFLATION-PROTECTED ASSETS—9.9%
8,692,763
Nuveen Inflation Linked Bond Fund, Class W 95,359,613
TOTAL INFLATION-PROTECTED ASSETS 95,359,613
INTERNATIONAL EQUITY—13.8%
2,770,236
Nuveen Emerging Markets Equity Index Fund, Class W 48,922,371
2,770,703
Nuveen International Equity Index Fund, Class W 84,506,427
TOTAL INTERNATIONAL EQUITY 133,428,798
INTERNATIONAL FIXED INCOME—6.9%
2,649,475
Nuveen International Aggregate Bond ETF 66,104,401
TOTAL INTERNATIONAL FIXED INCOME 66,104,401
U.S. EQUITY—25.8%
4,764,534
Nuveen Equity Index Fund, Class W 248,518,106
TOTAL U.S. EQUITY 248,518,106
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $691,538,076) 963,113,446
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$191,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 191,000
TOTAL REPURCHASE AGREEMENT 191,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $191,000) 191,000
TOTAL INVESTMENTS—100.0%
(Cost $691,729,076) 963,304,446
OTHER ASSETS & LIABILITIES, NET—0.0% 93,713
NET ASSETS—100.0% $ 963,398,159
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $191,057 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $195,026.

Portfolio of Investments May 31, 2026
Lifecycle Index 2020
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—40.2%
79,677,251
Nuveen Bond Index Fund, Class W $ 771,275,789
5,504,133
Nuveen High Yield Corporate Bond ETF 136,667,622
24,354,086
Nuveen Short Term Bond Index Fund, Class W 234,042,762
TOTAL FIXED INCOME 1,141,986,173
INFLATION-PROTECTED ASSETS—8.2%
21,351,736
Nuveen Inflation Linked Bond Fund, Class W 234,228,541
TOTAL INFLATION-PROTECTED ASSETS 234,228,541
INTERNATIONAL EQUITY—15.6%
9,180,387
Nuveen Emerging Markets Equity Index Fund, Class W 162,125,641
9,192,607
Nuveen International Equity Index Fund, Class W 280,374,516
TOTAL INTERNATIONAL EQUITY 442,500,157
INTERNATIONAL FIXED INCOME—6.8%
7,763,056
Nuveen International Aggregate Bond ETF 193,688,247
TOTAL INTERNATIONAL FIXED INCOME 193,688,247
U.S. EQUITY—29.0%
15,801,890
Nuveen Equity Index Fund, Class W 824,226,577
TOTAL U.S. EQUITY 824,226,577
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,988,813,978) 2,836,629,695
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,401,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 1,401,000
TOTAL REPURCHASE AGREEMENT 1,401,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,401,000) 1,401,000
TOTAL INVESTMENTS—99.9%
(Cost $1,990,214,978) 2,838,030,695
OTHER ASSETS & LIABILITIES, NET—0.1% 3,072,238
NET ASSETS—100.0% $ 2,841,102,933
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $1,401,418 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $1,429,144.

Lifecycle Index 2025
Portfolio of Investments May 31, 2026
6
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—37.2%
163,990,403
Nuveen Bond Index Fund, Class W $ 1,587,427,103
9,557,984
Nuveen High Yield Corporate Bond ETF 237,324,743
38,344,414
Nuveen Short Term Bond Index Fund, Class W 368,489,816
TOTAL FIXED INCOME 2,193,241,662
INFLATION-PROTECTED ASSETS—6.3%
33,617,655
Nuveen Inflation Linked Bond Fund, Class W 368,785,674
TOTAL INFLATION-PROTECTED ASSETS 368,785,674
INTERNATIONAL EQUITY—17.3%
21,178,171
Nuveen Emerging Markets Equity Index Fund, Class W 374,006,497
21,209,932
Nuveen International Equity Index Fund, Class W 646,902,937
TOTAL INTERNATIONAL EQUITY 1,020,909,434
INTERNATIONAL FIXED INCOME—6.8%
15,995,989
Nuveen International Aggregate Bond ETF 399,099,925
TOTAL INTERNATIONAL FIXED INCOME 399,099,925
U.S. EQUITY—32.3%
36,432,265
Nuveen Equity Index Fund, Class W 1,900,306,928
TOTAL U.S. EQUITY 1,900,306,928
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,047,541,293) 5,882,343,623
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$3,576,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 3,576,000
TOTAL REPURCHASE AGREEMENT 3,576,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,576,000) 3,576,000
TOTAL INVESTMENTS—99.9%
(Cost $4,051,117,293) 5,885,919,623
OTHER ASSETS & LIABILITIES, NET—0.1% 3,187,828
NET ASSETS—100.0% $ 5,889,107,451
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $3,577,067 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $3,647,537.

Portfolio of Investments May 31, 2026
Lifecycle Index 2030
7
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—32.3%
243,270,511
Nuveen Bond Index Fund, Class W $ 2,354,858,543
12,427,743
Nuveen High Yield Corporate Bond ETF 308,580,859
42,354,042
Nuveen Short Term Bond Index Fund, Class W 407,022,344
TOTAL FIXED INCOME 3,070,461,746
INFLATION-PROTECTED ASSETS—4.3%
37,119,745
Nuveen Inflation Linked Bond Fund, Class W 407,203,602
TOTAL INFLATION-PROTECTED ASSETS 407,203,602
INTERNATIONAL EQUITY—20.0%
39,313,167
Nuveen Emerging Markets Equity Index Fund, Class W 694,270,522
39,355,345
Nuveen International Equity Index Fund, Class W 1,200,338,029
TOTAL INTERNATIONAL EQUITY 1,894,608,551
INTERNATIONAL FIXED INCOME—6.3%
23,784,837
Nuveen International Aggregate Bond ETF 593,431,683
TOTAL INTERNATIONAL FIXED INCOME 593,431,683
U.S. EQUITY—37.1%
67,598,055
Nuveen Equity Index Fund, Class W 3,525,914,573
TOTAL U.S. EQUITY 3,525,914,573
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,252,801,610) 9,491,620,155
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$10,549,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 10,549,000
TOTAL REPURCHASE AGREEMENT 10,549,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,549,000) 10,549,000
TOTAL INVESTMENTS—100.1%
(Cost $6,263,350,610) 9,502,169,155
OTHER ASSETS & LIABILITIES, NET—(0.1)% (9,254,574)
NET ASSETS—100.0% $ 9,492,914,581
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $10,552,147 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $10,760,121.

Lifecycle Index 2035
Portfolio of Investments May 31, 2026
8
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—27.0%
247,616,676
Nuveen Bond Index Fund, Class W $ 2,396,929,420
10,717,165
Nuveen High Yield Corporate Bond ETF 266,107,207
25,937,104
Nuveen Short Term Bond Index Fund, Class W 249,255,574
TOTAL FIXED INCOME 2,912,292,201
INFLATION-PROTECTED ASSETS—2.3%
22,739,650
Nuveen Inflation Linked Bond Fund, Class W 249,453,959
TOTAL INFLATION-PROTECTED ASSETS 249,453,959
INTERNATIONAL EQUITY—22.7%
50,847,518
Nuveen Emerging Markets Equity Index Fund, Class W 897,967,173
51,005,840
Nuveen International Equity Index Fund, Class W 1,555,678,128
TOTAL INTERNATIONAL EQUITY 2,453,645,301
INTERNATIONAL FIXED INCOME—5.6%
24,245,979
Nuveen International Aggregate Bond ETF 604,937,176
TOTAL INTERNATIONAL FIXED INCOME 604,937,176
U.S. EQUITY—42.3%
87,481,581
Nuveen Equity Index Fund, Class W 4,563,039,289
TOTAL U.S. EQUITY 4,563,039,289
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,703,915,608) 10,783,367,926
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$11,701,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 11,701,000
TOTAL REPURCHASE AGREEMENT 11,701,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,701,000) 11,701,000
TOTAL INVESTMENTS—100.0%
(Cost $6,715,616,608) 10,795,068,926
OTHER ASSETS & LIABILITIES, NET—(0.0)% (3,510,150)
NET ASSETS—100.0% $ 10,791,558,776
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $11,704,491 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $11,935,170.

Portfolio of Investments May 31, 2026
Lifecycle Index 2040
9
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—19.1%
205,230,343
Nuveen Bond Index Fund, Class W $ 1,986,629,721
7,904,793
Nuveen High Yield Corporate Bond ETF 196,276,010
4,528,800
Nuveen Short Term Bond Index Fund, Class W 43,521,766
TOTAL FIXED INCOME 2,226,427,497
INFLATION-PROTECTED ASSETS—0.3%
3,641,456
Nuveen Inflation Linked Bond Fund, Class W 39,946,771
TOTAL INFLATION-PROTECTED ASSETS 39,946,771
INTERNATIONAL EQUITY—26.6%
64,450,066
Nuveen Emerging Markets Equity Index Fund, Class W 1,138,188,164
64,492,833
Nuveen International Equity Index Fund, Class W 1,967,031,413
TOTAL INTERNATIONAL EQUITY 3,105,219,577
INTERNATIONAL FIXED INCOME—4.3%
20,155,091
Nuveen International Aggregate Bond ETF 502,869,520
TOTAL INTERNATIONAL FIXED INCOME 502,869,520
U.S. EQUITY—49.6%
110,763,497
Nuveen Equity Index Fund, Class W 5,777,424,025
TOTAL U.S. EQUITY 5,777,424,025
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $6,610,538,135) 11,651,887,390
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$16,712,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 16,712,000
TOTAL REPURCHASE AGREEMENT 16,712,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,712,000) 16,712,000
TOTAL INVESTMENTS—100.1%
(Cost $6,627,250,135) 11,668,599,390
OTHER ASSETS & LIABILITIES, NET—(0.1)% (9,274,438)
NET ASSETS—100.0% $ 11,659,324,952
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $16,716,986 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $17,046,282.

Lifecycle Index 2045
Portfolio of Investments May 31, 2026
10
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—12.3%
121,037,519
Nuveen Bond Index Fund, Class W $ 1,171,643,182
3,758,099
Nuveen High Yield Corporate Bond ETF 93,313,598
TOTAL FIXED INCOME 1,264,956,780
INTERNATIONAL EQUITY—29.6%
63,479,598
Nuveen Emerging Markets Equity Index Fund, Class W 1,121,049,697
63,504,488
Nuveen International Equity Index Fund, Class W 1,936,886,890
TOTAL INTERNATIONAL EQUITY 3,057,936,587
INTERNATIONAL FIXED INCOME—2.9%
11,884,756
Nuveen International Aggregate Bond ETF 296,524,662
TOTAL INTERNATIONAL FIXED INCOME 296,524,662
U.S. EQUITY—55.2%
109,124,646
Nuveen Equity Index Fund, Class W 5,691,941,561
TOTAL U.S. EQUITY 5,691,941,561
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,745,413,918) 10,311,359,590
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$12,416,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 12,416,000
TOTAL REPURCHASE AGREEMENT 12,416,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,416,000) 12,416,000
TOTAL INVESTMENTS—100.1%
(Cost $5,757,829,918) 10,323,775,590
OTHER ASSETS & LIABILITIES, NET—(0.1)% (8,242,553)
NET ASSETS—100.0% $ 10,315,533,037
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $12,419,704 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $12,664,458.

Portfolio of Investments May 31, 2026
Lifecycle Index 2050
11
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—8.4%
76,967,355
Nuveen Bond Index Fund, Class W $ 745,043,998
488,303
Nuveen High Yield Corporate Bond ETF 12,124,563
TOTAL FIXED INCOME 757,168,561
INTERNATIONAL EQUITY—31.3%
58,415,072
Nuveen Emerging Markets Equity Index Fund, Class W 1,031,610,165
58,429,064
Nuveen International Equity Index Fund, Class W 1,782,086,441
TOTAL INTERNATIONAL EQUITY 2,813,696,606
INTERNATIONAL FIXED INCOME—2.1%
7,531,042
Nuveen International Aggregate Bond ETF 187,899,498
TOTAL INTERNATIONAL FIXED INCOME 187,899,498
U.S. EQUITY—58.2%
100,489,527
Nuveen Equity Index Fund, Class W 5,241,533,731
TOTAL U.S. EQUITY 5,241,533,731
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,989,311,503) 9,000,298,396
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$13,544,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 13,544,000
TOTAL REPURCHASE AGREEMENT 13,544,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,544,000) 13,544,000
TOTAL INVESTMENTS—100.2%
(Cost $5,002,855,503) 9,013,842,396
OTHER ASSETS & LIABILITIES, NET—(0.2)% (18,048,110)
NET ASSETS—100.0% $ 8,995,794,286
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $13,548,041 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $13,815,070.

Lifecycle Index 2055
Portfolio of Investments May 31, 2026
12
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.2%(a)
FIXED INCOME—7.0%
43,317,815
Nuveen Bond Index Fund, Class W $ 419,316,449
TOTAL FIXED INCOME 419,316,449
INTERNATIONAL EQUITY—31.9%
39,443,929
Nuveen Emerging Markets Equity Index Fund, Class W 696,579,784
39,480,558
Nuveen International Equity Index Fund, Class W 1,204,157,025
TOTAL INTERNATIONAL EQUITY 1,900,736,809
INTERNATIONAL FIXED INCOME—1.8%
4,224,254
Nuveen International Aggregate Bond ETF 105,395,138
TOTAL INTERNATIONAL FIXED INCOME 105,395,138
U.S. EQUITY—59.5%
67,891,866
Nuveen Equity Index Fund, Class W 3,541,239,743
TOTAL U.S. EQUITY 3,541,239,743
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,548,658,122) 5,966,688,139
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$9,045,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 9,045,000
TOTAL REPURCHASE AGREEMENT 9,045,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,045,000) 9,045,000
TOTAL INVESTMENTS—100.4%
(Cost $3,557,703,122) 5,975,733,139
OTHER ASSETS & LIABILITIES, NET—(0.4)% (22,180,563)
NET ASSETS—100.0% $ 5,953,552,576
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $9,047,698 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $9,226,102.

Portfolio of Investments May 31, 2026
Lifecycle Index 2060
13
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.6%(a)
FIXED INCOME—6.1%
22,548,581
Nuveen Bond Index Fund, Class W $ 218,270,267
TOTAL FIXED INCOME 218,270,267
INTERNATIONAL EQUITY—32.5%
24,058,846
Nuveen Emerging Markets Equity Index Fund, Class W 424,879,223
24,081,214
Nuveen International Equity Index Fund, Class W 734,477,042
TOTAL INTERNATIONAL EQUITY 1,159,356,265
INTERNATIONAL FIXED INCOME—1.5%
2,184,192
Nuveen International Aggregate Bond ETF 54,495,590
TOTAL INTERNATIONAL FIXED INCOME 54,495,590
U.S. EQUITY—60.5%
41,414,939
Nuveen Equity Index Fund, Class W 2,160,203,222
TOTAL U.S. EQUITY 2,160,203,222
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,261,494,610) 3,592,325,344
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$8,026,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 8,026,000
TOTAL REPURCHASE AGREEMENT 8,026,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,026,000) 8,026,000
TOTAL INVESTMENTS—100.8%
(Cost $2,269,520,610) 3,600,351,344
OTHER ASSETS & LIABILITIES, NET—(0.8)% (28,588,989)
NET ASSETS—100.0% $ 3,571,762,355
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $8,028,394 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $8,186,595.

Lifecycle Index 2065
Portfolio of Investments May 31, 2026
14
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.6%(a)
FIXED INCOME—5.2%
5,802,069
Nuveen Bond Index Fund, Class W $ 56,164,029
TOTAL FIXED INCOME 56,164,029
INTERNATIONAL EQUITY—32.9%
7,351,892
Nuveen Emerging Markets Equity Index Fund, Class W 129,834,408
7,358,725
Nuveen International Equity Index Fund, Class W 224,441,109
TOTAL INTERNATIONAL EQUITY 354,275,517
INTERNATIONAL FIXED INCOME—1.3%
553,434
Nuveen International Aggregate Bond ETF 13,808,178
TOTAL INTERNATIONAL FIXED INCOME 13,808,178
U.S. EQUITY—61.2%
12,655,523
Nuveen Equity Index Fund, Class W 660,112,087
TOTAL U.S. EQUITY 660,112,087
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $808,791,743) 1,084,359,811
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.4%
REPURCHASE AGREEMENT—0.4%
$4,429,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 4,429,000
TOTAL REPURCHASE AGREEMENT 4,429,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,429,000) 4,429,000
TOTAL INVESTMENTS—101.0%
(Cost $813,220,743) 1,088,788,811
OTHER ASSETS & LIABILITIES, NET—(1.0)% (10,246,228)
NET ASSETS—100.0% $ 1,078,542,583
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $4,430,321 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $4,517,703.

Portfolio of Investments May 31, 2026
Lifecycle Index 2070
15
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%(a)
FIXED INCOME—4.2%
45,311
Nuveen Bond Index Fund, Class W $ 438,610
TOTAL FIXED INCOME 438,610
INTERNATIONAL EQUITY—33.0%
71,973
Nuveen Emerging Markets Equity Index Fund, Class W 1,271,052
72,378
Nuveen International Equity Index Fund, Class W 2,207,530
TOTAL INTERNATIONAL EQUITY 3,478,582
INTERNATIONAL FIXED INCOME—1.0%
4,387
Nuveen International Aggregate Bond ETF 109,456
TOTAL INTERNATIONAL FIXED INCOME 109,456
U.S. EQUITY—61.3%
123,961
Nuveen Equity Index Fund, Class W 6,465,809
TOTAL U.S. EQUITY 6,465,809
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $9,622,190) 10,492,457
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—1.6%
REPURCHASE AGREEMENT—1.6%
$165,000 (b) Fixed Income Clearing Corporation 3.580% 06/01/26 165,000
TOTAL REPURCHASE AGREEMENT 165,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $165,000) 165,000
TOTAL INVESTMENTS—101.1%
(Cost $9,787,190) 10,657,457
OTHER ASSETS & LIABILITIES, NET—(1.1)% (115,076)
NET ASSETS—100.0% $ 10,542,381
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $165,049 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 3/15/28, valued at $168,495.

Statement of Assets and Liabilities
See Notes to Financial Statements
16
May 31, 2026
14.1
Lifecycle Index Retirement
Income
14.2
Lifecycle Index 2010
14.3
Lifecycle Index 2015
ASSETS
Affiliated investments, at value
‡
$ 839,068,706 $ 684,291,026 $ 963,113,446
Short-term investments, at value
#
277,000 484,000 191,000
Cash 545 624 1,223
Receivables:
Dividends 1,049,054 984,143 1,232,844
Interest 83 144 57
Investments sold 4,577,895 3,573,017 5,515,837
Reimbursement from Adviser 73,920 61,616 81,069
Shares sold 2,178,104 80,647 602,719
Other 48,882 69,395 107,665
Total assets 847,274,189 689,544,612 970,845,860
LIABILITIES
Due to affiliates 3,158 3,054 3,297
Payables:
Management fees 118,445 96,536 136,720
Investments purchased - regular settlement 4,967,669 4,263,215 5,861,283
Shares redeemed 3,015,133 543,412 1,282,447
Service agreement fees 9,534 7,773 13,374
Accrued expenses:
Custodian fees 7,954 7,930 8,004
Professional fees 15,599 15,429 15,710
Shareholder reporting expenses 18,268 14,844 17,183
Shareholder servicing agent fees 7,340 4,406 5,422
Trustees fees 31,696 52,383 90,549
12b-1 distribution and service fees 458 2,521 3,803
Other 9,144 7,853 9,909
Total liabilities 8,204,398 5,019,356 7,447,701
Net assets $ 839,069,791 $ 684,525,256 $ 963,398,159
NET ASSETS CONSIST OF:
Paid-in capital $ 657,392,152 $ 535,004,858 $ 702,945,520
Total distributable earnings (loss) 181,677,639 149,520,398 260,452,639
Net assets $ 839,069,791 $ 684,525,256 $ 963,398,159
‡
Affiliated investments, cost $ 631,288,092 $ 515,130,127 $ 691,538,076
#
Short-term investments, cost $ 277,000 $ 484,000 $ 191,000
CLASS I:
Net assets $ 2,295,609 $ 737,964 $ 1,837,429
Shares outstanding 125,570 41,054 98,057
Net asset value ("NAV") and offering price per share $ 18 .28 $ 17 .98 $ 18 .74
PREMIER CLASS:
Net assets $ 3,626,004 $ 19,926,268 $ 30,177,229
Shares outstanding 198,366 1,114,166 1,620,019
NAV and offering price per share $ 18 .28 $ 17 .88 $ 18 .63
CLASS R6:
Net assets $ 788,351,280 $ 627,323,732 $ 868,455,716
Shares outstanding 43,079,555 34,924,897 46,350,449
NAV and offering price per share $ 18 .30 $ 17 .96 $ 18 .74
RETIREMENT CLASS:
Net assets $ 44,796,898 $ 36,537,292 $ 62,927,785
Shares outstanding 2,453,938 2,056,224 3,390,757
NAV and offering price per share $ 18 .26 $ 17 .77 $ 18 .56
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
17
14.4
Lifecycle Index 2020
14.5
Lifecycle Index 2025
14.6
Lifecycle Index 2030
14.7
Lifecycle Index 2035
14.8
Lifecycle Index 2040
14.9
Lifecycle Index 2045
15.01
Lifecycle Index 2050
$ 2,836,629,695 $ 5,882,343,623 $ 9,491,620,155 $ 10,783,367,926 $ 11,651,887,390 $ 10,311,359,590 $ 9,000,298,396
1,401,000 3,576,000 10,549,000 11,701,000 16,712,000 12,416,000 13,544,000
696 2,723 5,157 5,306 4,696 625 2,464
3,388,385 6,578,541 9,250,724 8,837,675 6,734,227 3,876,469 2,462,802
418 1,067 3,147 3,491 4,986 3,704 4,041
17,326,409 36,989,137 60,727,297 66,033,506 64,907,189 41,269,950 23,640,345
200,213 377,793 557,065 584,527 579,331 507,210 436,815
5,342,390 10,055,026 10,083,005 11,204,798 13,294,404 12,881,391 12,765,395
210,248 287,824 339,978 336,916 359,477 258,113 212,207
2,864,499,454 5,940,211,734 9,583,135,528 10,882,075,145 11,754,483,700 10,382,573,052 9,053,366,465
4,703 6,843 8,851 9,468 9,733 8,864 8,051
396,238 800,413 1,254,482 1,385,632 1,453,861 1,280,826 1,118,647
16,974,246 36,531,115 63,555,475 67,449,302 67,995,698 39,711,479 24,131,065
5,697,223 13,280,919 24,777,582 21,035,775 25,028,589 25,500,293 31,850,722
31,340 62,915 96,053 93,198 92,825 80,286 67,364
7,974 8,045 7,955 7,958 8,020 7,958 7,918
17,492 20,389 23,500 24,520 25,083 23,863 22,653
27,322 38,307 47,009 50,609 54,417 54,978 59,342
11,413 17,122 23,172 22,178 24,149 24,248 23,630
194,309 272,715 324,942 321,255 346,124 243,065 195,654
10,259 18,724 27,786 34,473 35,215 27,438 19,632
24,002 46,776 74,140 82,001 85,034 76,717 67,501
23,396,521 51,104,283 90,220,947 90,516,369 95,158,748 67,040,015 57,572,179
$ 2,841,102,933 $ 5,889,107,451 $ 9,492,914,581 $ 10,791,558,776 $ 11,659,324,952 $ 10,315,533,037 $ 8,995,794,286
$ 1,987,857,768 $ 4,005,837,951 $ 6,180,614,166 $ 6,670,244,382 $ 6,569,779,867 $ 5,726,024,666 $ 4,969,155,104
853,245,165 1,883,269,500 3,312,300,415 4,121,314,394 5,089,545,085 4,589,508,371 4,026,639,182
$ 2,841,102,933 $ 5,889,107,451 $ 9,492,914,581 $ 10,791,558,776 $ 11,659,324,952 $ 10,315,533,037 $ 8,995,794,286
$ 1,988,813,978 $ 4,047,541,293 $ 6,252,801,610 $ 6,703,915,608 $ 6,610,538,135 $ 5,745,413,918 $ 4,989,311,503
$ 1,401,000 $ 3,576,000 $ 10,549,000 $ 11,701,000 $ 16,712,000 $ 12,416,000 $ 13,544,000
$ 12,677,292 $ 25,906,068 $ 51,183,243 $ 43,424,807 $ 44,845,562 $ 50,471,622 $ 38,869,906
599,870 1,057,793 1,779,607 1,329,412 1,221,495 1,272,265 949,772
$ 21 .13 $ 24 .49 $ 28 .76 $ 32 .66 $ 36 .71 $ 39 .67 $ 40 .93
$ 81,438,672 $ 148,321,959 $ 221,189,773 $ 274,996,868 $ 281,582,965 $ 220,228,422 $ 157,787,553
3,873,252 6,075,726 7,726,738 8,461,042 7,712,494 5,573,689 3,873,972
$ 21 .03 $ 24 .41 $ 28 .63 $ 32 .50 $ 36 .51 $ 39 .51 $ 40 .73
$ 2,598,870,582 $ 5,416,885,019 $ 8,764,300,555 $ 10,027,756,199 $ 10,886,791,049 $ 9,659,390,771 $ 8,474,878,772
122,828,394 220,705,981 304,168,252 306,403,010 296,128,050 242,969,991 206,677,702
$ 21 .16 $ 24 .54 $ 28 .81 $ 32 .73 $ 36 .76 $ 39 .76 $ 41 .01
$ 148,116,387 $ 297,994,405 $ 456,241,010 $ 445,380,902 $ 446,105,376 $ 385,442,222 $ 324,258,055
7,071,422 12,275,448 16,013,649 13,767,961 12,268,599 9,808,309 8,005,200
$ 20 .95 $ 24 .28 $ 28 .49 $ 32 .35 $ 36 .36 $ 39 .30 $ 40 .51
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
18
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
May 31, 2026
15.1
Lifecycle Index 2055
15.2
Lifecycle Index 2060
15.3
Lifecycle Index 2065
ASSETS
Affiliated investments, at value
‡
$ 5,966,688,139 $ 3,592,325,344 $ 1,084,359,811
Short-term investments, at value
#
9,045,000 8,026,000 4,429,000
Cash 1,612 124 773
Receivables:
Dividends 1,387,868 717,317 180,250
Interest 2,698 2,394 1,321
Investments sold 12,800,890 6,002,559 904,249
Reimbursement from Adviser 297,537 190,598 71,247
Shares sold 9,221,029 5,512,754 2,954,981
Other 136,772 64,709 21,346
Total assets 5,999,581,545 3,612,841,799 1,092,922,978
LIABILITIES
Due to affiliates 6,109 4,644 3,087
Payables:
Management fees 739,624 444,017 132,691
Investments purchased - regular settlement 12,966,669 8,574,228 3,654,818
Shares redeemed 32,010,814 31,836,473 10,509,613
Service agreement fees 40,342 25,785 5,208
Accrued expenses:
Custodian fees 8,008 7,973 8,010
Professional fees 19,873 17,940 15,630
Shareholder reporting expenses 60,375 62,471 26,206
Shareholder servicing agent fees 22,246 22,520 7,672
Trustees fees 100,771 48,422 7,086
12b-1 distribution and service fees 8,815 6,680 1,071
Other 45,323 28,291 9,303
Total liabilities 46,028,969 41,079,444 14,380,395
Net assets $ 5,953,552,576 $ 3,571,762,355 $ 1,078,542,583
NET ASSETS CONSIST OF:
Paid-in capital $ 3,530,154,797 $ 2,235,049,453 $ 802,725,109
Total distributable earnings (loss) 2,423,397,779 1,336,712,902 275,817,474
Net assets $ 5,953,552,576 $ 3,571,762,355 $ 1,078,542,583
‡
Affiliated investments, cost $ 3,548,658,122 $ 2,261,494,610 $ 808,791,743
#
Short-term investments, cost $ 9,045,000 $ 8,026,000 $ 4,429,000
CLASS I:
Net assets $ 38,458,303 $ 24,800,419 $ 10,102,111
Shares outstanding 1,153,168 952,751 545,624
Net asset value ("NAV") and offering price per share $ 33 .35 $ 26 .03 $ 18 .51
PREMIER CLASS:
Net assets $ 71,162,475 $ 54,015,764 $ 8,836,270
Shares outstanding 2,138,648 2,080,166 478,073
NAV and offering price per share $ 33 .27 $ 25 .97 $ 18 .48
CLASS R6:
Net assets $ 5,649,751,406 $ 3,368,884,952 $ 1,034,057,799
Shares outstanding 169,117,298 129,299,081 55,121,547
NAV and offering price per share $ 33 .41 $ 26 .05 $ 18 .76
RETIREMENT CLASS:
Net assets $ 194,180,392 $ 124,061,220 $ 25,546,403
Shares outstanding 5,853,961 4,790,724 1,381,707
NAV and offering price per share $ 33 .17 $ 25 .90 $ 18 .49
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
19
15.4
Lifecycle Index 2070
$ 10,492,457
165,000
341
1,233
49
–
426
59,821
30,193
10,749,520
4,232
1,095
155,573
2,387
134
4,804
15,433
20,421
123
162
70
2,705
207,139
$ 10,542,381
$ 9,641,851
900,530
$ 10,542,381
$ 9,622,190
$ 165,000
$ 562,997
50,000
$ 11 .26
$ 562,997
50,000
$ 11 .26
$ 8,751,597
776,947
$ 11 .26
$ 664,790
59,067
$ 11 .25
Unlimited
$ 0 .0001

Statement of Operations
See Notes to Financial Statements
20
Year Ended May 31, 2026
14.1 Lifecycle Index
Retirement Income 14.2 Lifecycle Index 2010 14.3 Lifecycle Index 2015
INVESTMENT INCOME
Dividends from affiliated investments $ 26,029,797 $ 21,516,377 $ 30,990,298
Interest 47,718 30,809 33,561
Total investment income 26,077,515 21,547,186 31,023,859
EXPENSES
Management fees 1,381,176 1,111,638 1,647,670
12b-1 distribution and service fees — Premier Class 5,428 29,936 43,744
Shareholder servicing agent fees — Class I 1,105 313 486
Shareholder servicing agent fees — Premier Class 179 101 156
Shareholder servicing agent fees — Class R6 22,979 15,255 18,200
Shareholder servicing agent fees — Retirement Class 105,863 104,363 168,769
Administrative service fees 23,608 22,685 24,298
Trustees fees 7,047 5,520 8,142
Custodian expenses 7,729 7,706 7,758
Overdraft expense 2,693 3,322 4,373
Professional fees 16,882 16,562 17,127
Registration fees 42,820 40,939 41,602
Shareholder reporting expenses 35,836 26,304 24,821
Other 82,899 73,405 94,341
Total expenses 1,736,244 1,458,049 2,101,487
Expenses reimbursed by the investment adviser (183,000) (160,404) (168,387)
Fee waiver by investment adviser (672,796) (536,347) (782,301)
Net expenses 880,448 761,298 1,150,799
Net investment income (loss) 25,197,067 20,785,888 29,873,060
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments – – –
Affiliated investments 4,594,442 17,732,071 57,131,510
Distributions from affiliated investments 2,479,104 1,666,669 2,860,747
Net realized gain (loss) 7,073,546 19,398,740 59,992,257
Change in unrealized appreciation (depreciation) on:
Affiliated investments 81,475,211 43,326,008 45,470,353
Net change in unrealized appreciation (depreciation) 81,475,211 43,326,008 45,470,353
Net realized and unrealized gain (loss) 88,548,757 62,724,748 105,462,610
Net increase (decrease) in net assets from operations $ 113,745,824 $ 83,510,636 $ 135,335,670

See Notes to Financial Statements
21
14.4 Lifecycle
Index 2020
14.5 Lifecycle
Index 2025
14.6 Lifecycle
Index 2030
14.7 Lifecycle
Index 2035
14.8 Lifecycle
Index 2040
14.9 Lifecycle
Index 2045
15.01 Lifecycle
Index 2050
15.1 Lifecycle
Index 2055
$ 89,667,104 $ 178,636,902 $ 260,320,993 $ 273,674,498 $ 265,411,229 $ 218,059,555 $ 181,150,584 $ 115,540,127
95,435 211,140 425,769 513,958 540,417 493,133 431,875 313,066
89,762,539 178,848,042 260,746,762 274,188,456 265,951,646 218,552,688 181,582,459 115,853,193
4,833,504 9,703,570 14,496,254 15,713,135 16,171,241 14,112,459 12,219,208 7,870,006
116,361 214,691 304,103 373,487 378,446 288,509 204,640 93,171
2,735 5,866 11,066 8,571 9,441 9,767 7,562 6,847
183 251 350 345 351 326 256 261
33,449 45,845 55,467 57,718 62,490 62,137 63,876 59,829
394,653 783,454 1,130,184 1,080,255 1,060,686 922,202 771,273 459,944
34,375 50,279 66,801 72,147 74,881 68,129 61,681 46,646
24,581 50,829 78,365 87,231 91,921 80,852 70,083 45,237
7,717 7,787 7,760 7,748 7,807 7,745 7,713 7,774
15,240 24,834 27,573 36,153 25,512 32,607 27,717 22,015
20,653 26,272 32,155 34,068 35,129 32,722 30,403 25,041
42,739 47,350 46,993 47,785 46,825 51,806 50,671 30,400
15,101 2,334 2,338 9,231 12,667 31,126 57,059 87,122
231,016 442,627 661,518 727,587 768,006 687,402 605,454 400,779
5,772,307 11,405,989 16,920,927 18,255,461 18,745,403 16,387,789 14,177,596 9,155,072
(209,292) (267,338) (334,515) (363,832) (381,033) (381,534) (385,661) (340,178)
(2,206,241) (4,270,564) (6,112,066) (6,315,923) (6,138,613) (5,315,809) (4,522,021) (2,913,465)
3,356,774 6,868,087 10,474,346 11,575,706 12,225,757 10,690,446 9,269,914 5,901,429
86,405,765 171,979,955 250,272,416 262,612,750 253,725,889 207,862,242 172,312,545 109,951,764
– – – – – 193,939 – –
178,861,700 317,897,648 291,982,153 235,042,066 281,905,214 177,307,674 145,298,249 66,162,754
9,599,545 22,158,028 39,510,739 49,944,427 61,958,974 60,180,136 54,423,363 35,738,597
188,461,245 340,055,676 331,492,892 284,986,493 343,864,188 237,681,749 199,721,612 101,901,351
164,489,923 454,256,021 1,052,484,390 1,451,855,065 1,798,856,331 1,822,810,931 1,669,974,783 1,121,874,506
164,489,923 454,256,021 1,052,484,390 1,451,855,065 1,798,856,331 1,822,810,931 1,669,974,783 1,121,874,506
352,951,168 794,311,697 1,383,977,282 1,736,841,558 2,142,720,519 2,060,492,680 1,869,696,395 1,223,775,857
$ 439,356,933 $ 966,291,652 $ 1,634,249,698 $ 1,999,454,308 $ 2,396,446,408 $ 2,268,354,922 $ 2,042,008,940 $ 1,333,727,621

Statement of Operations
(continued)
See Notes to Financial Statements
22
(continued)
(continued)
Statement of Operations
(continued)
Year Ended May 31, 2026 15.2 Lifecycle Index 2060 15.3 Lifecycle Index 2065 15.4 Lifecycle Index 2070
(a)
INVESTMENT INCOME
Dividends from affiliated investments $ 69,609,872 $ 17,441,533 $ 105,651
Interest 210,083 85,947 749
Total investment income 69,819,955 17,527,480 106,400
EXPENSES
Management fees 4,728,356 1,210,382 5,733
12b-1 distribution and service fees — Premier Class 67,350 9,684 515
Shareholder servicing agent fees — Class I 4,638 42 1,514
Shareholder servicing agent fees — Premier Class 235 95 1,514
Shareholder servicing agent fees — Class R6 64,475 21,974 1,662
Shareholder servicing agent fees — Retirement Class 276,397 51,012 2,416
Administrative service fees 35,807 23,505 14,060
Trustees fees 27,499 6,927 169
Custodian expenses 7,756 7,789 4,804
Overdraft expense 16,893 550 29
Professional fees 21,267 16,376 15,435
Registration fees 45,354 41,323 52,549
Shareholder reporting expenses 109,550 83,512 36,853
Other 252,207 82,863 16,972
Total expenses 5,657,784 1,556,034 154,225
Expenses reimbursed by the investment adviser (345,783) (228,488) (146,221)
Fee waiver by investment adviser (1,751,262) (450,488) (2,229)
Net expenses 3,560,739 877,058 5,775
Net investment income (loss) 66,259,216 16,650,422 100,625
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments – – 2,061
Affiliated investments 35,821,447 981,693 3,883
Distributions from affiliated investments 22,081,821 5,657,674 35,951
Net realized gain (loss) 57,903,268 6,639,367 41,895
Change in unrealized appreciation (depreciation) on:
Affiliated investments 684,928,195 187,522,568 870,267
Net change in unrealized appreciation (depreciation) 684,928,195 187,522,568 870,267
Net realized and unrealized gain (loss) 742,831,463 194,161,935 912,162
Net increase (decrease) in net assets from operations $ 809,090,679 $ 210,812,357 $ 1,012,787
(a)
For the period September 30, 2025 (commencement of operations) through May 31, 2026.

Statement of Changes in Net Assets
See Notes to Financial Statements
24
14.1
Lifecycle Index Retirement Income
14.2
Lifecycle Index 2010
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 25,197,067 $ 21,061,145 $ 20,785,888 $ 19,708,913
Net realized gain (loss) 7,073,546 8,642,743 19,398,740 8,595,249
Net change in unrealized appreciation
(depreciation) 81,475,211 30,549,753 43,326,008 23,288,661
Net increase (decrease) in net assets from
operations 113,745,824 60,253,641 83,510,636 51,592,823
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I (68,553) (117,405) (72,766) (63,151)
Premier Class (119,370) (169,007) (1,233,902) (1,082,179)
Class R6 (26,843,655) (34,079,677) (35,136,872) (35,269,602)
Retirement Class (1,338,950) (1,777,446) (2,345,005) (3,166,503)
Total distributions (28,370,528) (36,143,535) (38,788,545) (39,581,435)
FUND SHARE TRANSACTIONS
Subscriptions 281,767,608 291,021,152 139,814,518 151,595,921
Reinvestments of distributions 25,515,252 32,356,472 37,747,103 38,618,995
Redemptions (326,220,881) (279,862,514) (196,071,395) (173,126,796)
Net increase (decrease) from Fund share
transactions (18,938,021) 43,515,110 (18,509,774) 17,088,120
Net increase (decrease) in net assets 66,437,275 67,625,216 26,212,317 29,099,508
Net assets at the beginning of period 772,632,516 705,007,300 658,312,939 629,213,431
Net assets at the end of period $ 839,069,791 $ 772,632,516 $ 684,525,256 $ 658,312,939

See Notes to Financial Statements
25
14.3
Lifecycle Index 2015
14.4
Lifecycle Index 2020
14.5
Lifecycle Index 2025
14.6
Lifecycle Index 2030
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
$ 29,873,060 $ 30,237,872 $ 86,405,765 $ 86,426,109 $ 171,979,955 $ 163,880,170 $ 250,272,416 $ 216,661,330
59,992,257 28,235,099 188,461,245 74,471,482 340,055,676 117,299,924 331,492,892 75,441,961
45,470,353 28,005,958 164,489,923 104,194,088 454,256,021 259,274,376 1,052,484,390 507,666,487
135,335,670 86,478,929 439,356,933 265,091,679 966,291,652 540,454,470 1,634,249,698 799,769,778
– – – – – – – –
(152,154) (88,784) (824,491) (498,250) (1,507,314) (1,003,354) (1,964,703) (1,182,128)
(2,131,851) (2,068,961) (5,294,030) (4,616,954) (8,047,993) (7,179,439) (8,075,242) (5,945,242)
(64,295,703) (67,904,425) (182,253,322) (181,210,212) (318,823,404) (303,398,019) (346,062,528) (273,631,618)
(4,887,630) (5,598,328) (10,197,846) (11,760,622) (17,330,792) (18,513,073) (17,299,169) (14,885,398)
(71,467,338) (75,660,498) (198,569,689) (198,086,038) (345,709,503) (330,093,885) (373,401,642) (295,644,386)
140,879,218 172,676,982 400,095,934 478,699,383 945,501,463 1,108,526,763 1,608,544,130 1,686,687,488
69,135,594 73,233,137 187,577,085 187,563,849 322,941,376 309,535,961 351,154,625 279,825,532
(312,974,860) (301,583,382) (997,890,379) (806,495,302) (2,030,192,352) (1,550,158,915) (2,554,491,184) (1,662,264,742)
(102,960,048) (55,673,263) (410,217,360) (140,232,070) (761,749,513) (132,096,191) (594,792,429) 304,248,278
(39,091,716) (44,854,832) (169,430,116) (73,226,429) (141,167,364) 78,264,394 666,055,627 808,373,670
1,002,489,875 1,047,344,707 3,010,533,049 3,083,759,478 6,030,274,815 5,952,010,421 8,826,858,954 8,018,485,284
$ 963,398,159 $ 1,002,489,875 $ 2,841,102,933 $ 3,010,533,049 $ 5,889,107,451 $ 6,030,274,815 $ 9,492,914,581 $ 8,826,858,954

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
26
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
14.7
Lifecycle Index 2035
14.8
Lifecycle Index 2040
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 262,612,750 $ 217,203,751 $ 253,725,889 $ 208,973,775
Net realized gain (loss) 284,986,493 69,096,194 343,864,188 63,695,673
Net change in unrealized appreciation
(depreciation) 1,451,855,065 617,653,961 1,798,856,331 751,492,485
Net increase (decrease) in net assets from
operations 1,999,454,308 903,953,906 2,396,446,408 1,024,161,933
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class I (1,458,259) (813,802) (1,561,297) (651,409)
Premier Class (8,709,565) (5,989,524) (9,089,132) (4,840,887)
Class R6 (341,710,333) (253,729,318) (373,444,872) (218,138,231)
Retirement Class (14,256,696) (11,900,721) (14,482,565) (9,014,779)
Total distributions (366,134,853) (272,433,365) (398,577,866) (232,645,306)
FUND SHARE TRANSACTIONS
Subscriptions 1,829,843,538 1,806,236,316 1,785,897,102 1,756,021,929
Reinvestments of distributions 345,302,202 258,157,477 381,045,108 223,656,958
Redemptions (2,666,182,996) (1,504,510,809) (2,712,432,897) (1,438,406,436)
Net increase (decrease) from Fund share
transactions (491,037,256) 559,882,984 (545,490,687) 541,272,451
Net increase (decrease) in net assets 1,142,282,199 1,191,403,525 1,452,377,855 1,332,789,078
Net assets at the beginning of period 9,649,276,577 8,457,873,052 10,206,947,097 8,874,158,019
Net assets at the end of period $ 10,791,558,776 $ 9,649,276,577 $ 11,659,324,952 $ 10,206,947,097

See Notes to Financial Statements
27
14.9
Lifecycle Index 2045
15.01
Lifecycle Index 2050
15.1
Lifecycle Index 2055
15.2
Lifecycle Index 2060
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
$ 207,862,242 $ 167,502,352 $ 172,312,545 $ 138,659,077 $ 109,951,764 $ 84,437,383 $ 66,259,216 $ 47,534,725
237,681,749 19,773,083 199,721,612 8,259,521 101,901,351 (3,468,689) 57,903,268 (1,546,987)
1,822,810,931 722,367,306 1,669,974,783 648,549,037 1,121,874,506 410,171,669 684,928,195 237,114,145
2,268,354,922 909,642,741 2,042,008,940 795,467,635 1,333,727,621 491,140,363 809,090,679 283,101,883
– – – – – – – –
(1,481,407) (613,058) (1,061,825) (499,834) (899,815) (416,694) (559,620) (279,754)
(5,919,417) (3,279,927) (4,036,859) (2,272,007) (1,634,219) (998,833) (1,092,101) (646,601)
(279,999,934) (174,404,153) (234,754,370) (144,424,672) (135,851,756) (86,948,304) (78,146,763) (48,633,549)
(10,767,631) (6,929,507) (8,612,143) (5,627,412) (4,453,769) (3,326,374) (2,549,020) (1,767,146)
(298,168,389) (185,226,645) (248,465,197) (152,823,925) (142,839,559) (91,690,205) (82,347,504) (51,327,050)
1,780,112,803 1,685,678,833 1,619,959,960 1,554,428,479 1,343,774,965 1,211,338,705 1,046,052,865 916,864,515
283,265,990 176,964,444 236,816,524 146,386,863 135,476,908 87,358,025 77,826,561 48,792,262
(2,510,613,321) (1,213,874,110) (2,253,028,545) (1,009,906,407) (1,485,246,932) (677,868,661) (1,069,009,176) (485,389,715)
(447,234,528) 648,769,167 (396,252,061) 690,908,935 (5,995,059) 620,828,069 54,870,250 480,267,062
1,522,952,005 1,373,185,263 1,397,291,682 1,333,552,645 1,184,893,003 1,020,278,227 781,613,425 712,041,895
8,792,581,032 7,419,395,769 7,598,502,604 6,264,949,959 4,768,659,573 3,748,381,346 2,790,148,930 2,078,107,035
$ 10,315,533,037 $ 8,792,581,032 $ 8,995,794,286 $ 7,598,502,604 $ 5,953,552,576 $ 4,768,659,573 $ 3,571,762,355 $ 2,790,148,930

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
28
(continued)
Statement of Changes in Net Assets
(continued)
15.3
Lifecycle Index 2065
15.4
Lifecycle Index 2070
Year Ended
5/31/26
Year Ended
5/31/25
For the period
9/30/25
(commencement of operations)
through
5/31/26
OPERATIONS
Net investment income (loss) $ 16,650,422 $ 8,927,243 $ 100,625
Net realized gain (loss) 6,639,367 (303,102) 41,895
Net change in unrealized appreciation (depreciation) 187,522,568 44,805,580 870,267
Net increase (decrease) in net assets from operations 210,812,357 53,429,721 1,012,787
DISTRIBUTIONS TO SHAREHOLDERS – – –
Dividends:
Class I (200,402) (77,380) (11,155)
Premier Class (151,261) (64,806) (11,155)
Class R6 (18,781,779) (9,175,272) (79,436)
Retirement Class (443,546) (241,122) (11,026)
Total distributions (19,576,988) (9,558,580) (112,772)
FUND SHARE TRANSACTIONS
Subscriptions 468,008,023 318,780,874 9,900,628
Reinvestments of distributions 18,884,804 9,305,846 –
Redemptions (212,834,120) (97,733,433) (258,262)
Net increase (decrease) from Fund share transactions 274,058,707 230,353,287 9,642,366
Net increase (decrease) in net assets 465,294,076 274,224,428 10,542,381
Net assets at the beginning of period 613,248,507 339,024,079 –
Net assets at the end of period $ 1,078,542,583 $ 613,248,507 $ 10,542,381

Financial Highlights
See Notes to Financial Statements
30
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.1
Lifecycle Index Retirement Income
Class I:
5/31/26 $ 16 .49 $ 0 .52 $ 1 .88 $ 2 .40 $ ( 0 .55 ) $ ( 0 .06 ) $ ( 0 .61 ) $ 18 .28
5/31/25 15 .99 0 .48 0 .87 1 .35 ( 0 .49 ) ( 0 .36 ) ( 0 .85 ) 16 .49
5/31/24 14 .90 0 .43 1 .08 1 .51 ( 0 .41 ) ( 0 .01 ) ( 0 .42 ) 15 .99
5/31/23 15 .47 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .90
5/31/22 17 .19 0 .35 ( 1 .38 ) ( 1 .03 ) ( 0 .36 ) ( 0 .33 ) ( 0 .69 ) 15 .47
Premier Class:
5/31/26 16 .49 0 .51 1 .86 2 .37 ( 0 .52 ) ( 0 .06 ) ( 0 .58 ) 18 .28
5/31/25 15 .98 0 .46 0 .88 1 .34 ( 0 .47 ) ( 0 .36 ) ( 0 .83 ) 16 .49
5/31/24 14 .89 0 .42 1 .08 1 .50 ( 0 .40 ) ( 0 .01 ) ( 0 .41 ) 15 .98
5/31/23 15 .46 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .89
5/31/22 17 .18 0 .41 ( 1 .45 ) ( 1 .04 ) ( 0 .35 ) ( 0 .33 ) ( 0 .68 ) 15 .46
Class R6:
5/31/26 16 .51 0 .54 1 .86 2 .40 ( 0 .55 ) ( 0 .06 ) ( 0 .61 ) 18 .30
5/31/25 16 .00 0 .48 0 .89 1 .37 ( 0 .50 ) ( 0 .36 ) ( 0 .86 ) 16 .51
5/31/24 14 .90 0 .44 1 .10 1 .54 ( 0 .43 ) ( 0 .01 ) ( 0 .44 ) 16 .00
5/31/23 15 .48 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 14 .90
5/31/22 17 .20 0 .36 ( 1 .37 ) ( 1 .01 ) ( 0 .38 ) ( 0 .33 ) ( 0 .71 ) 15 .48
Retirement Class:
5/31/26 16 .47 0 .49 1 .87 2 .36 ( 0 .51 ) ( 0 .06 ) ( 0 .57 ) 18 .26
5/31/25 15 .96 0 .44 0 .89 1 .33 ( 0 .46 ) ( 0 .36 ) ( 0 .82 ) 16 .47
5/31/24 14 .87 0 .40 1 .09 1 .49 ( 0 .39 ) ( 0 .01 ) ( 0 .40 ) 15 .96
5/31/23 15 .44 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .12 ) ( 0 .46 ) 14 .87
5/31/22 17 .16 0 .32 ( 1 .38 ) ( 1 .06 ) ( 0 .33 ) ( 0 .33 ) ( 0 .66 ) 15 .44
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
31
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
14 .78% $ 2,296 0 .25% 0 .15% 2 .96% 36%
8 .59 2,320 0 .22 0 .11 2 .92 23
10 .27 2,418 0 .32 0 .20 2 .79 19
( 0 .45 ) 2,312 0 .31 0 .19 2 .52 24
( 6 .30 ) 2,699 0 .33 0 .20 2 .08 24
14 .63 3,626 0 .35 0 .24 2 .92 36
8 .53 3,429 0 .37 0 .25 2 .80 23
10 .20 3,307 0 .37 0 .25 2 .72 19
( 0 .48 ) 3,277 0 .37 0 .25 2 .53 24
( 6 .36 ) 3,993 0 .38 0 .25 2 .37 24
14 .79 788,351 0 .20 0 .09 3 .07 36
8 .68 729,237 0 .22 0 .10 2 .93 23
10 .43 664,434 0 .22 0 .10 2 .86 19
( 0 .40 ) 574,299 0 .22 0 .10 2 .62 24
( 6 .20 ) 557,296 0 .23 0 .10 2 .13 24
14 .54 44,797 0 .45 0 .34 2 .81 36
8 .43 37,647 0 .47 0 .35 2 .72 23
10 .11 34,847 0 .47 0 .35 2 .59 19
( 0 .60 ) 36,227 0 .47 0 .35 2 .36 24
( 6 .45 ) 40,901 0 .48 0 .35 1 .90 24

Financial Highlights
(continued)
See Notes to Financial Statements
32
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.2
Lifecycle Index 2010
Class I:
5/31/26 $ 16 .89 $ 0 .57 $ 1 .63 $ 2 .20 $ ( 0 .62 ) $ ( 0 .49 ) $ ( 1 .11 ) $ 17 .98
5/31/25 16 .58 0 .50 0 .86 1 .36 ( 0 .50 ) ( 0 .55 ) ( 1 .05 ) 16 .89
5/31/24 15 .63 0 .44 1 .04 1 .48 ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 16 .58
5/31/23 16 .24 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .38 ) ( 0 .13 ) ( 0 .51 ) 15 .63
5/31/22 18 .13 0 .36 ( 1 .40 ) ( 1 .04 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 16 .24
Premier Class:
5/31/26 16 .80 0 .54 1 .62 2 .16 ( 0 .59 ) ( 0 .49 ) ( 1 .08 ) 17 .88
5/31/25 16 .51 0 .49 0 .85 1 .34 ( 0 .50 ) ( 0 .55 ) ( 1 .05 ) 16 .80
5/31/24 15 .58 0 .45 1 .01 1 .46 ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 16 .51
5/31/23 16 .18 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .37 ) ( 0 .13 ) ( 0 .50 ) 15 .58
5/31/22 18 .06 0 .37 ( 1 .42 ) ( 1 .05 ) ( 0 .35 ) ( 0 .48 ) ( 0 .83 ) 16 .18
Class R6:
5/31/26 16 .87 0 .55 1 .64 2 .19 ( 0 .61 ) ( 0 .49 ) ( 1 .10 ) 17 .96
5/31/25 16 .58 0 .52 0 .84 1 .36 ( 0 .52 ) ( 0 .55 ) ( 1 .07 ) 16 .87
5/31/24 15 .63 0 .46 1 .04 1 .50 ( 0 .43 ) ( 0 .12 ) ( 0 .55 ) 16 .58
5/31/23 16 .24 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .39 ) ( 0 .13 ) ( 0 .52 ) 15 .63
5/31/22 18 .13 0 .38 ( 1 .41 ) ( 1 .03 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 16 .24
Retirement Class:
5/31/26 16 .69 0 .52 1 .61 2 .13 ( 0 .56 ) ( 0 .49 ) ( 1 .05 ) 17 .77
5/31/25 16 .41 0 .49 0 .82 1 .31 ( 0 .48 ) ( 0 .55 ) ( 1 .03 ) 16 .69
5/31/24 15 .48 0 .42 1 .02 1 .44 ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 16 .41
5/31/23 16 .08 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .13 ) ( 0 .48 ) 15 .48
5/31/22 17 .96 0 .33 ( 1 .39 ) ( 1 .06 ) ( 0 .34 ) ( 0 .48 ) ( 0 .82 ) 16 .08
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
33
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
13 .36% $ 738 0 .23% 0 .12% 3 .23% 32%
8 .35 1,268 0 .23 0 .11 2 .99 21
9 .63 1,188 0 .32 0 .20 2 .74 17
( 0 .53 ) 2,024 0 .31 0 .19 2 .52 22
( 6 .16 ) 1,715 0 .32 0 .20 2 .03 23
13 .16 19,926 0 .35 0 .24 3 .06 32
8 .21 19,178 0 .37 0 .25 2 .89 21
9 .57 17,901 0 .37 0 .25 2 .79 17
( 0 .60 ) 19,016 0 .37 0 .25 2 .47 22
( 6 .19 ) 21,048 0 .38 0 .25 2 .07 23
13 .34 627,324 0 .20 0 .09 3 .15 32
8 .34 593,658 0 .23 0 .10 3 .06 21
9 .76 559,325 0 .22 0 .10 2 .90 17
( 0 .44 ) 553,938 0 .22 0 .10 2 .63 22
( 6 .07 ) 526,583 0 .22 0 .10 2 .12 23
13 .10 36,537 0 .45 0 .34 2 .98 32
8 .09 44,209 0 .47 0 .35 2 .90 21
9 .44 50,800 0 .47 0 .35 2 .66 17
( 0 .66 ) 55,650 0 .47 0 .35 2 .39 22
( 6 .32 ) 68,666 0 .47 0 .35 1 .88 23

Financial Highlights
(continued)
See Notes to Financial Statements
34
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.3
Lifecycle Index 2015
Class I:
5/31/26 $ 17 .66 $ 0 .58 $ 1 .93 $ 2 .51 $ ( 0 .64 ) $ ( 0 .79 ) $ ( 1 .43 ) $ 18 .74
5/31/25 17 .50 0 .50 1 .00 1 .50 ( 0 .53 ) ( 0 .81 ) ( 1 .34 ) 17 .66
5/31/24 16 .45 0 .45 1 .26 1 .71 ( 0 .43 ) ( 0 .23 ) ( 0 .66 ) 17 .50
5/31/23 17 .04 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .11 ) ( 0 .51 ) 16 .45
5/31/22 19 .14 0 .40 ( 1 .55 ) ( 1 .15 ) ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 17 .04
Premier Class:
5/31/26 17 .55 0 .53 1 .95 2 .48 ( 0 .61 ) ( 0 .79 ) ( 1 .40 ) 18 .63
5/31/25 17 .42 0 .49 0 .97 1 .46 ( 0 .52 ) ( 0 .81 ) ( 1 .33 ) 17 .55
5/31/24 16 .37 0 .45 1 .25 1 .70 ( 0 .42 ) ( 0 .23 ) ( 0 .65 ) 17 .42
5/31/23 16 .97 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .39 ) ( 0 .11 ) ( 0 .50 ) 16 .37
5/31/22 19 .07 0 .41 ( 1 .57 ) ( 1 .16 ) ( 0 .37 ) ( 0 .57 ) ( 0 .94 ) 16 .97
Class R6:
5/31/26 17 .65 0 .56 1 .95 2 .51 ( 0 .63 ) ( 0 .79 ) ( 1 .42 ) 18 .74
5/31/25 17 .51 0 .52 0 .98 1 .50 ( 0 .55 ) ( 0 .81 ) ( 1 .36 ) 17 .65
5/31/24 16 .46 0 .48 1 .25 1 .73 ( 0 .45 ) ( 0 .23 ) ( 0 .68 ) 17 .51
5/31/23 17 .05 0 .42 ( 0 .48 ) ( 0 .06 ) ( 0 .42 ) ( 0 .11 ) ( 0 .53 ) 16 .46
5/31/22 19 .15 0 .39 ( 1 .52 ) ( 1 .13 ) ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 17 .05
Retirement Class:
5/31/26 17 .49 0 .52 1 .93 2 .45 ( 0 .59 ) ( 0 .79 ) ( 1 .38 ) 18 .56
5/31/25 17 .36 0 .48 0 .96 1 .44 ( 0 .50 ) ( 0 .81 ) ( 1 .31 ) 17 .49
5/31/24 16 .32 0 .43 1 .25 1 .68 ( 0 .41 ) ( 0 .23 ) ( 0 .64 ) 17 .36
5/31/23 16 .92 0 .37 ( 0 .48 ) ( 0 .11 ) ( 0 .38 ) ( 0 .11 ) ( 0 .49 ) 16 .32
5/31/22 19 .00 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 16 .92
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
35
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
14 .64% $ 1,837 0 .22% 0 .12% 3 .16% 25%
8 .74 1,805 0 .22 0 .12 2 .82 14
10 .57 1,259 0 .30 0 .20 2 .65 15
( 0 .33 ) 1,700 0 .30 0 .20 2 .48 18
( 6 .40 ) 1,657 0 .31 0 .20 2 .13 19
14 .54 30,177 0 .34 0 .25 2 .92 25
8 .55 28,254 0 .36 0 .25 2 .79 14
10 .57 29,222 0 .36 0 .25 2 .67 15
( 0 .45 ) 30,386 0 .35 0 .25 2 .41 18
( 6 .49 ) 34,529 0 .36 0 .25 2 .16 19
14 .69 868,456 0 .19 0 .10 3 .06 25
8 .73 903,168 0 .21 0 .10 2 .94 14
10 .75 934,070 0 .21 0 .10 2 .82 15
( 0 .28 ) 921,164 0 .20 0 .10 2 .55 18
( 6 .32 ) 966,867 0 .21 0 .10 2 .08 19
14 .41 62,928 0 .44 0 .35 2 .83 25
8 .46 69,264 0 .46 0 .35 2 .73 14
10 .43 82,794 0 .46 0 .35 2 .58 15
( 0 .56 ) 88,804 0 .45 0 .35 2 .31 18
( 6 .51 ) 100,537 0 .46 0 .35 1 .83 19

Financial Highlights
(continued)
See Notes to Financial Statements
36
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.4
Lifecycle Index 2020
Class I:
5/31/26 $ 19 .58 $ 0 .61 $ 2 .42 $ 3 .03 $ ( 0 .69 ) $ ( 0 .79 ) $ ( 1 .48 ) $ 21 .13
5/31/25 19 .17 0 .53 1 .17 1 .70 ( 0 .55 ) ( 0 .74 ) ( 1 .29 ) 19 .58
5/31/24 17 .76 0 .49 1 .54 2 .03 ( 0 .46 ) ( 0 .16 ) ( 0 .62 ) 19 .17
5/31/23 18 .36 0 .41 ( 0 .48 ) ( 0 .07 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 17 .76
5/31/22 20 .67 0 .41 ( 1 .68 ) ( 1 .27 ) ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 18 .36
Premier Class:
5/31/26 19 .48 0 .58 2 .42 3 .00 ( 0 .66 ) ( 0 .79 ) ( 1 .45 ) 21 .03
5/31/25 19 .10 0 .52 1 .15 1 .67 ( 0 .55 ) ( 0 .74 ) ( 1 .29 ) 19 .48
5/31/24 17 .69 0 .48 1 .54 2 .02 ( 0 .45 ) ( 0 .16 ) ( 0 .61 ) 19 .10
5/31/23 18 .29 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .12 ) ( 0 .52 ) 17 .69
5/31/22 20 .59 0 .44 ( 1 .72 ) ( 1 .28 ) ( 0 .39 ) ( 0 .63 ) ( 1 .02 ) 18 .29
Class R6:
5/31/26 19 .60 0 .61 2 .43 3 .04 ( 0 .69 ) ( 0 .79 ) ( 1 .48 ) 21 .16
5/31/25 19 .20 0 .55 1 .17 1 .72 ( 0 .58 ) ( 0 .74 ) ( 1 .32 ) 19 .60
5/31/24 17 .79 0 .50 1 .55 2 .05 ( 0 .48 ) ( 0 .16 ) ( 0 .64 ) 19 .20
5/31/23 18 .39 0 .43 ( 0 .48 ) ( 0 .05 ) ( 0 .43 ) ( 0 .12 ) ( 0 .55 ) 17 .79
5/31/22 20 .70 0 .41 ( 1 .66 ) ( 1 .25 ) ( 0 .43 ) ( 0 .63 ) ( 1 .06 ) 18 .39
Retirement Class:
5/31/26 19 .41 0 .55 2 .41 2 .96 ( 0 .63 ) ( 0 .79 ) ( 1 .42 ) 20 .95
5/31/25 19 .02 0 .51 1 .14 1 .65 ( 0 .52 ) ( 0 .74 ) ( 1 .26 ) 19 .41
5/31/24 17 .63 0 .45 1 .53 1 .98 ( 0 .43 ) ( 0 .16 ) ( 0 .59 ) 19 .02
5/31/23 18 .22 0 .38 ( 0 .47 ) ( 0 .09 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 17 .63
5/31/22 20 .52 0 .36 ( 1 .66 ) ( 1 .30 ) ( 0 .37 ) ( 0 .63 ) ( 1 .00 ) 18 .22
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
37
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
15 .94% $ 12,677 0 .20% 0 .12% 2 .97% 23%
9 .03 10,377 0 .20 0 .12 2 .71 12
11 .60 8,484 0 .29 0 .20 2 .66 14
( 0 .27 ) 10,266 0 .29 0 .20 2 .36 19
( 6 .60 ) 10,672 0 .30 0 .20 2 .03 19
15 .83 81,439 0 .33 0 .25 2 .83 23
8 .86 73,532 0 .34 0 .25 2 .68 12
11 .59 72,849 0 .34 0 .25 2 .63 14
( 0 .32 ) 78,463 0 .34 0 .25 2 .30 19
( 6 .65 ) 82,754 0 .35 0 .25 2 .13 19
15 .95 2,598,871 0 .18 0 .10 2 .95 23
9 .09 2,758,073 0 .19 0 .10 2 .83 12
11 .75 2,805,493 0 .19 0 .10 2 .73 14
( 0 .21 ) 2,736,922 0 .19 0 .10 2 .44 19
( 6 .51 ) 2,756,707 0 .19 0 .10 2 .01 19
15 .68 148,116 0 .43 0 .35 2 .70 23
8 .83 168,550 0 .44 0 .35 2 .62 12
11 .39 196,934 0 .44 0 .35 2 .48 14
( 0 .39 ) 208,039 0 .44 0 .35 2 .20 19
( 6 .76 ) 247,101 0 .44 0 .35 1 .78 19

Financial Highlights
(continued)
See Notes to Financial Statements
38
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.5
Lifecycle Index 2025
Class I:
5/31/26 $ 22 .18 $ 0 .67 $ 3 .05 $ 3 .72 $ ( 0 .75 ) $ ( 0 .66 ) $ ( 1 .41 ) $ 24 .49
5/31/25 21 .41 0 .56 1 .42 1 .98 ( 0 .59 ) ( 0 .62 ) ( 1 .21 ) 22 .18
5/31/24 19 .45 0 .51 1 .96 2 .47 ( 0 .48 ) ( 0 .03 ) ( 0 .51 ) 21 .41
5/31/23 20 .02 0 .44 ( 0 .47 ) ( 0 .03 ) ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 19 .45
5/31/22 22 .32 0 .42 ( 1 .85 ) ( 1 .43 ) ( 0 .43 ) ( 0 .44 ) ( 0 .87 ) 20 .02
Premier Class:
5/31/26 22 .11 0 .63 3 .04 3 .67 ( 0 .71 ) ( 0 .66 ) ( 1 .37 ) 24 .41
5/31/25 21 .36 0 .56 1 .39 1 .95 ( 0 .58 ) ( 0 .62 ) ( 1 .20 ) 22 .11
5/31/24 19 .40 0 .51 1 .95 2 .46 ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 21 .36
5/31/23 19 .98 0 .42 ( 0 .47 ) ( 0 .05 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 19 .40
5/31/22 22 .26 0 .47 ( 1 .90 ) ( 1 .43 ) ( 0 .41 ) ( 0 .44 ) ( 0 .85 ) 19 .98
Class R6:
5/31/26 22 .22 0 .67 3 .06 3 .73 ( 0 .75 ) ( 0 .66 ) ( 1 .41 ) 24 .54
5/31/25 21 .46 0 .60 1 .39 1 .99 ( 0 .61 ) ( 0 .62 ) ( 1 .23 ) 22 .22
5/31/24 19 .49 0 .53 1 .97 2 .50 ( 0 .50 ) ( 0 .03 ) ( 0 .53 ) 21 .46
5/31/23 20 .07 0 .45 ( 0 .47 ) ( 0 .02 ) ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 19 .49
5/31/22 22 .36 0 .43 ( 1 .83 ) ( 1 .40 ) ( 0 .45 ) ( 0 .44 ) ( 0 .89 ) 20 .07
Retirement Class:
5/31/26 21 .99 0 .61 3 .02 3 .63 ( 0 .68 ) ( 0 .66 ) ( 1 .34 ) 24 .28
5/31/25 21 .25 0 .54 1 .37 1 .91 ( 0 .55 ) ( 0 .62 ) ( 1 .17 ) 21 .99
5/31/24 19 .30 0 .48 1 .95 2 .43 ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 21 .25
5/31/23 19 .87 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 19 .30
5/31/22 22 .15 0 .37 ( 1 .82 ) ( 1 .45 ) ( 0 .39 ) ( 0 .44 ) ( 0 .83 ) 19 .87
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
39
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
17 .24% $ 25,906 0 .19% 0 .12% 2 .84% 22%
9 .37 25,650 0 .19 0 .11 2 .58 14
12 .84 20,650 0 .29 0 .21 2 .50 15
( 0 .06 ) 22,052 0 .28 0 .20 2 .30 14
( 6 .78 ) 21,746 0 .29 0 .21 1 .92 14
17 .04 148,322 0 .32 0 .25 2 .71 22
9 .26 136,156 0 .33 0 .25 2 .57 14
12 .83 128,403 0 .33 0 .25 2 .50 15
( 0 .17 ) 119,308 0 .33 0 .25 2 .20 14
( 6 .79 ) 123,482 0 .34 0 .25 2 .06 14
17 .22 5,416,885 0 .17 0 .10 2 .86 22
9 .42 5,549,727 0 .18 0 .10 2 .72 14
12 .98 5,430,992 0 .18 0 .10 2 .62 15
( 0 .01 ) 4,888,761 0 .18 0 .10 2 .33 14
( 6 .65 ) 4,582,423 0 .19 0 .10 1 .95 14
16 .96 297,994 0 .42 0 .35 2 .62 22
9 .13 318,742 0 .43 0 .35 2 .49 14
12 .73 371,965 0 .43 0 .35 2 .39 15
( 0 .23 ) 391,021 0 .43 0 .35 2 .10 14
( 6 .91 ) 420,997 0 .44 0 .35 1 .71 14

Financial Highlights
(continued)
See Notes to Financial Statements
40
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.6
Lifecycle Index 2030
Class I:
5/31/26 $ 25 .15 $ 0 .72 $ 4 .03 $ 4 .75 $ ( 0 .80 ) $ ( 0 .34 ) $ ( 1 .14 ) $ 28 .76
5/31/25 23 .66 0 .60 1 .74 2 .34 ( 0 .61 ) ( 0 .24 ) ( 0 .85 ) 25 .15
5/31/24 21 .14 0 .53 2 .52 3 .05 ( 0 .50 ) ( 0 .03 ) ( 0 .53 ) 23 .66
5/31/23 21 .68 0 .45 ( 0 .45 ) — ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 21 .14
5/31/22 24 .04 0 .43 ( 2 .03 ) ( 1 .60 ) ( 0 .45 ) ( 0 .31 ) ( 0 .76 ) 21 .68
Premier Class:
5/31/26 25 .03 0 .70 3 .99 4 .69 ( 0 .75 ) ( 0 .34 ) ( 1 .09 ) 28 .63
5/31/25 23 .57 0 .59 1 .71 2 .30 ( 0 .60 ) ( 0 .24 ) ( 0 .84 ) 25 .03
5/31/24 21 .06 0 .53 2 .50 3 .03 ( 0 .49 ) ( 0 .03 ) ( 0 .52 ) 23 .57
5/31/23 21 .60 0 .43 ( 0 .44 ) ( 0 .01 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 21 .06
5/31/22 23 .96 0 .50 ( 2 .12 ) ( 1 .62 ) ( 0 .43 ) ( 0 .31 ) ( 0 .74 ) 21 .60
Class R6:
5/31/26 25 .18 0 .74 4 .02 4 .76 ( 0 .79 ) ( 0 .34 ) ( 1 .13 ) 28 .81
5/31/25 23 .70 0 .63 1 .73 2 .36 ( 0 .64 ) ( 0 .24 ) ( 0 .88 ) 25 .18
5/31/24 21 .18 0 .56 2 .51 3 .07 ( 0 .52 ) ( 0 .03 ) ( 0 .55 ) 23 .70
5/31/23 21 .72 0 .46 ( 0 .44 ) 0 .02 ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 21 .18
5/31/22 24 .08 0 .45 ( 2 .03 ) ( 1 .58 ) ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 21 .72
Retirement Class:
5/31/26 24 .91 0 .66 3 .98 4 .64 ( 0 .72 ) ( 0 .34 ) ( 1 .06 ) 28 .49
5/31/25 23 .46 0 .57 1 .69 2 .26 ( 0 .57 ) ( 0 .24 ) ( 0 .81 ) 24 .91
5/31/24 20 .97 0 .50 2 .49 2 .99 ( 0 .47 ) ( 0 .03 ) ( 0 .50 ) 23 .46
5/31/23 21 .51 0 .41 ( 0 .44 ) ( 0 .03 ) ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 20 .97
5/31/22 23 .85 0 .39 ( 2 .01 ) ( 1 .62 ) ( 0 .41 ) ( 0 .31 ) ( 0 .72 ) 21 .51
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
41
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
19 .21% $ 51,183 0 .19% 0 .12% 2 .67% 23%
9 .96 47,719 0 .18 0 .11 2 .44 13
14 .57 34,837 0 .28 0 .21 2 .37 12
0 .15 33,509 0 .28 0 .20 2 .17 12
( 6 .94 ) 26,880 0 .28 0 .20 1 .83 13
19 .07 221,190 0 .32 0 .25 2 .58 23
9 .83 182,901 0 .33 0 .25 2 .41 13
14 .53 161,501 0 .33 0 .26 2 .41 12
0 .09 150,728 0 .33 0 .25 2 .09 12
( 7 .00 ) 150,515 0 .33 0 .25 2 .04 13
19 .24 8,764,301 0 .17 0 .10 2 .72 23
10 .01 8,158,760 0 .18 0 .10 2 .56 13
14 .66 7,365,843 0 .18 0 .11 2 .50 12
0 .24 6,168,804 0 .18 0 .10 2 .22 12
( 6 .86 ) 5,483,743 0 .18 0 .10 1 .88 13
18 .95 456,241 0 .42 0 .35 2 .47 23
9 .71 437,478 0 .43 0 .35 2 .33 13
14 .39 456,305 0 .43 0 .36 2 .28 12
( 0 .02 ) 430,522 0 .43 0 .35 1 .97 12
( 7 .07 ) 445,022 0 .43 0 .35 1 .66 13

Financial Highlights
(continued)
See Notes to Financial Statements
42
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.7
Lifecycle Index 2035
Class I:
5/31/26 $ 27 .93 $ 0 .77 $ 5 .09 $ 5 .86 $ ( 0 .85 ) $ ( 0 .28 ) $ ( 1 .13 ) $ 32 .66
5/31/25 26 .00 0 .61 2 .12 2 .73 ( 0 .63 ) ( 0 .17 ) ( 0 .80 ) 27 .93
5/31/24 22 .78 0 .55 3 .19 3 .74 ( 0 .52 ) — ( 0 .52 ) 26 .00
5/31/23 23 .24 0 .45 ( 0 .35 ) 0 .10 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 22 .78
5/31/22 25 .73 0 .44 ( 2 .19 ) ( 1 .75 ) ( 0 .47 ) ( 0 .27 ) ( 0 .74 ) 23 .24
Premier Class:
5/31/26 27 .79 0 .74 5 .05 5 .79 ( 0 .80 ) ( 0 .28 ) ( 1 .08 ) 32 .50
5/31/25 25 .89 0 .60 2 .09 2 .69 ( 0 .62 ) ( 0 .17 ) ( 0 .79 ) 27 .79
5/31/24 22 .69 0 .54 3 .17 3 .71 ( 0 .51 ) — ( 0 .51 ) 25 .89
5/31/23 23 .14 0 .43 ( 0 .33 ) 0 .10 ( 0 .42 ) ( 0 .13 ) ( 0 .55 ) 22 .69
5/31/22 25 .63 0 .51 ( 2 .27 ) ( 1 .76 ) ( 0 .46 ) ( 0 .27 ) ( 0 .73 ) 23 .14
Class R6:
5/31/26 27 .97 0 .78 5 .10 5 .88 ( 0 .84 ) ( 0 .28 ) ( 1 .12 ) 32 .73
5/31/25 26 .06 0 .65 2 .09 2 .74 ( 0 .66 ) ( 0 .17 ) ( 0 .83 ) 27 .97
5/31/24 22 .83 0 .58 3 .19 3 .77 ( 0 .54 ) — ( 0 .54 ) 26 .06
5/31/23 23 .28 0 .47 ( 0 .34 ) 0 .13 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 22 .83
5/31/22 25 .77 0 .46 ( 2 .18 ) ( 1 .72 ) ( 0 .50 ) ( 0 .27 ) ( 0 .77 ) 23 .28
Retirement Class:
5/31/26 27 .66 0 .69 5 .04 5 .73 ( 0 .76 ) ( 0 .28 ) ( 1 .04 ) 32 .35
5/31/25 25 .77 0 .58 2 .07 2 .65 ( 0 .59 ) ( 0 .17 ) ( 0 .76 ) 27 .66
5/31/24 22 .59 0 .52 3 .14 3 .66 ( 0 .48 ) — ( 0 .48 ) 25 .77
5/31/23 23 .04 0 .41 ( 0 .33 ) 0 .08 ( 0 .40 ) ( 0 .13 ) ( 0 .53 ) 22 .59
5/31/22 25 .52 0 .40 ( 2 .18 ) ( 1 .78 ) ( 0 .43 ) ( 0 .27 ) ( 0 .70 ) 23 .04
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
21 .35% $ 43,425 0 .18% 0 .12% 2 .53% 22%
10 .56 38,353 0 .18 0 .11 2 .27 13
16 .57 27,533 0 .28 0 .21 2 .26 11
0 .56 25,308 0 .27 0 .20 2 .03 12
( 7 .09 ) 18,143 0 .28 0 .20 1 .72 12
21 .14 274,997 0 .31 0 .25 2 .44 22
10 .45 223,982 0 .32 0 .25 2 .23 13
16 .49 194,855 0 .33 0 .26 2 .25 11
0 .54 169,166 0 .32 0 .25 1 .96 12
( 7 .18 ) 161,087 0 .33 0 .25 1 .97 12
21 .36 10,027,756 0 .16 0 .10 2 .56 22
10 .57 8,972,458 0 .17 0 .10 2 .40 13
16 .68 7,806,878 0 .18 0 .11 2 .37 11
0 .69 6,172,055 0 .17 0 .10 2 .11 12
( 7 .00 ) 5,330,114 0 .18 0 .10 1 .81 12
21 .04 445,381 0 .41 0 .35 2 .31 22
10 .34 414,483 0 .42 0 .35 2 .17 13
16 .36 428,608 0 .43 0 .36 2 .14 11
0 .43 398,405 0 .42 0 .35 1 .86 12
( 7 .26 ) 401,495 0 .43 0 .35 1 .58 12

Financial Highlights
(continued)
See Notes to Financial Statements
44
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.8
Lifecycle Index 2040
Class I:
5/31/26 $ 30 .66 $ 0 .79 $ 6 .55 $ 7 .34 $ ( 0 .88 ) $ ( 0 .41 ) $ ( 1 .29 ) $ 36 .71
5/31/25 28 .15 0 .59 2 .62 3 .21 ( 0 .64 ) ( 0 .06 ) ( 0 .70 ) 30 .66
5/31/24 24 .16 0 .55 3 .97 4 .52 ( 0 .53 ) — ( 0 .53 ) 28 .15
5/31/23 24 .51 0 .47 ( 0 .24 ) 0 .23 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 24 .16
5/31/22 27 .16 0 .47 ( 2 .32 ) ( 1 .85 ) ( 0 .51 ) ( 0 .29 ) ( 0 .80 ) 24 .51
Premier Class:
5/31/26 30 .48 0 .74 6 .52 7 .26 ( 0 .82 ) ( 0 .41 ) ( 1 .23 ) 36 .51
5/31/25 28 .02 0 .59 2 .56 3 .15 ( 0 .63 ) ( 0 .06 ) ( 0 .69 ) 30 .48
5/31/24 24 .05 0 .56 3 .93 4 .49 ( 0 .52 ) — ( 0 .52 ) 28 .02
5/31/23 24 .40 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 24 .05
5/31/22 27 .04 0 .54 ( 2 .40 ) ( 1 .86 ) ( 0 .49 ) ( 0 .29 ) ( 0 .78 ) 24 .40
Class R6:
5/31/26 30 .68 0 .79 6 .57 7 .36 ( 0 .87 ) ( 0 .41 ) ( 1 .28 ) 36 .76
5/31/25 28 .20 0 .65 2 .56 3 .21 ( 0 .67 ) ( 0 .06 ) ( 0 .73 ) 30 .68
5/31/24 24 .20 0 .58 3 .98 4 .56 ( 0 .56 ) — ( 0 .56 ) 28 .20
5/31/23 24 .55 0 .48 ( 0 .23 ) 0 .25 ( 0 .47 ) ( 0 .13 ) ( 0 .60 ) 24 .20
5/31/22 27 .19 0 .48 ( 2 .30 ) ( 1 .82 ) ( 0 .53 ) ( 0 .29 ) ( 0 .82 ) 24 .55
Retirement Class:
5/31/26 30 .36 0 .70 6 .50 7 .20 ( 0 .79 ) ( 0 .41 ) ( 1 .20 ) 36 .36
5/31/25 27 .91 0 .57 2 .54 3 .11 ( 0 .60 ) ( 0 .06 ) ( 0 .66 ) 30 .36
5/31/24 23 .96 0 .52 3 .93 4 .45 ( 0 .50 ) — ( 0 .50 ) 27 .91
5/31/23 24 .30 0 .42 ( 0 .22 ) 0 .20 ( 0 .41 ) ( 0 .13 ) ( 0 .54 ) 23 .96
5/31/22 26 .93 0 .42 ( 2 .30 ) ( 1 .88 ) ( 0 .46 ) ( 0 .29 ) ( 0 .75 ) 24 .30
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
45
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
24 .35% $ 44,846 0 .18% 0 .12% 2 .33% 20%
11 .46 39,039 0 .17 0 .11 2 .00 12
18 .90 28,684 0 .27 0 .21 2 .10 9
1 .05 24,491 0 .27 0 .20 2 .00 13
( 7 .12 ) 21,468 0 .27 0 .20 1 .75 12
24 .23 281,583 0 .31 0 .25 2 .22 20
11 .28 225,219 0 .32 0 .25 2 .02 12
18 .86 200,053 0 .32 0 .26 2 .14 9
0 .99 176,064 0 .32 0 .25 1 .88 13
( 7 .18 ) 172,180 0 .32 0 .25 1 .98 12
24 .41 10,886,791 0 .16 0 .10 2 .34 20
11 .44 9,541,207 0 .17 0 .10 2 .19 12
19 .02 8,245,416 0 .17 0 .11 2 .23 9
1 .15 6,388,981 0 .17 0 .10 2 .03 13
( 7 .00 ) 5,515,470 0 .17 0 .10 1 .78 12
24 .09 446,105 0 .41 0 .35 2 .09 20
11 .18 401,481 0 .42 0 .35 1 .96 12
18 .72 400,006 0 .42 0 .36 2 .02 9
0 .93 374,723 0 .42 0 .35 1 .79 13
( 7 .26 ) 385,438 0 .42 0 .35 1 .55 12

Financial Highlights
(continued)
See Notes to Financial Statements
46
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.9
Lifecycle Index 2045
Class I:
5/31/26 $ 32 .37 $ 0 .79 $ 7 .68 $ 8 .47 $ ( 0 .89 ) $ ( 0 .28 ) $ ( 1 .17 ) $ 39 .67
5/31/25 29 .52 0 .58 2 .96 3 .54 ( 0 .65 ) ( 0 .04 ) ( 0 .69 ) 32 .37
5/31/24 25 .00 0 .55 4 .51 5 .06 ( 0 .54 ) — ( 0 .54 ) 29 .52
5/31/23 25 .33 0 .46 ( 0 .23 ) 0 .23 ( 0 .45 ) ( 0 .11 ) ( 0 .56 ) 25 .00
5/31/22 27 .93 0 .49 ( 2 .38 ) ( 1 .89 ) ( 0 .53 ) ( 0 .18 ) ( 0 .71 ) 25 .33
Premier Class:
5/31/26 32 .23 0 .74 7 .66 8 .40 ( 0 .84 ) ( 0 .28 ) ( 1 .12 ) 39 .51
5/31/25 29 .43 0 .59 2 .89 3 .48 ( 0 .64 ) ( 0 .04 ) ( 0 .68 ) 32 .23
5/31/24 24 .92 0 .56 4 .48 5 .04 ( 0 .53 ) — ( 0 .53 ) 29 .43
5/31/23 25 .25 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .11 ) ( 0 .54 ) 24 .92
5/31/22 27 .83 0 .62 ( 2 .51 ) ( 1 .89 ) ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 25 .25
Class R6:
5/31/26 32 .42 0 .79 7 .72 8 .51 ( 0 .89 ) ( 0 .28 ) ( 1 .17 ) 39 .76
5/31/25 29 .59 0 .64 2 .91 3 .55 ( 0 .68 ) ( 0 .04 ) ( 0 .72 ) 32 .42
5/31/24 25 .05 0 .59 4 .52 5 .11 ( 0 .57 ) — ( 0 .57 ) 29 .59
5/31/23 25 .39 0 .48 ( 0 .24 ) 0 .24 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 25 .05
5/31/22 27 .98 0 .49 ( 2 .35 ) ( 1 .86 ) ( 0 .55 ) ( 0 .18 ) ( 0 .73 ) 25 .39
Retirement Class:
5/31/26 32 .06 0 .69 7 .63 8 .32 ( 0 .80 ) ( 0 .28 ) ( 1 .08 ) 39 .30
5/31/25 29 .27 0 .56 2 .88 3 .44 ( 0 .61 ) ( 0 .04 ) ( 0 .65 ) 32 .06
5/31/24 24 .79 0 .52 4 .47 4 .99 ( 0 .51 ) — ( 0 .51 ) 29 .27
5/31/23 25 .12 0 .42 ( 0 .23 ) 0 .19 ( 0 .41 ) ( 0 .11 ) ( 0 .52 ) 24 .79
5/31/22 27 .70 0 .43 ( 2 .35 ) ( 1 .92 ) ( 0 .48 ) ( 0 .18 ) ( 0 .66 ) 25 .12
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
47
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
26 .57% $ 50,472 0 .18% 0 .12% 2 .19% 21%
12 .04 40,894 0 .17 0 .11 1 .86 11
20 .46 27,460 0 .27 0 .21 2 .01 8
1 .05 24,082 0 .27 0 .20 1 .90 10
( 7 .04 ) 18,259 0 .27 0 .20 1 .77 11
26 .42 220,228 0 .31 0 .25 2 .08 21
11 .86 166,236 0 .32 0 .25 1 .91 11
20 .44 131,291 0 .32 0 .25 2 .06 8
0 .99 103,386 0 .32 0 .25 1 .84 10
( 7 .06 ) 90,924 0 .32 0 .25 2 .17 11
26 .63 9,659,391 0 .16 0 .10 2 .19 21
12 .05 8,243,473 0 .17 0 .10 2 .07 11
20 .61 6,926,481 0 .17 0 .11 2 .16 8
1 .11 5,095,781 0 .17 0 .10 1 .96 10
( 6 .92 ) 4,224,772 0 .17 0 .10 1 .75 11
26 .30 385,442 0 .41 0 .35 1 .95 21
11 .77 341,979 0 .42 0 .35 1 .82 11
20 .30 334,163 0 .42 0 .35 1 .94 8
0 .89 297,992 0 .42 0 .35 1 .76 10
( 7 .18 ) 308,109 0 .42 0 .35 1 .54 11

Financial Highlights
(continued)
See Notes to Financial Statements
48
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.01
Lifecycle Index 2050
Class I:
5/31/26 $ 33 .06 $ 0 .77 $ 8 .26 $ 9 .03 $ ( 0 .90 ) $ ( 0 .26 ) $ ( 1 .16 ) $ 40 .93
5/31/25 30 .06 0 .59 3 .09 3 .68 ( 0 .66 ) ( 0 .02 ) ( 0 .68 ) 33 .06
5/31/24 25 .32 0 .54 4 .78 5 .32 ( 0 .55 ) ( 0 .03 ) ( 0 .58 ) 30 .06
5/31/23 25 .64 0 .48 ( 0 .26 ) 0 .22 ( 0 .45 ) ( 0 .09 ) ( 0 .54 ) 25 .32
5/31/22 28 .21 0 .49 ( 2 .40 ) ( 1 .91 ) ( 0 .54 ) ( 0 .12 ) ( 0 .66 ) 25 .64
Premier Class:
5/31/26 32 .89 0 .73 8 .21 8 .94 ( 0 .84 ) ( 0 .26 ) ( 1 .10 ) 40 .73
5/31/25 29 .94 0 .58 3 .03 3 .61 ( 0 .64 ) ( 0 .02 ) ( 0 .66 ) 32 .89
5/31/24 25 .23 0 .56 4 .72 5 .28 ( 0 .54 ) ( 0 .03 ) ( 0 .57 ) 29 .94
5/31/23 25 .54 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .09 ) ( 0 .52 ) 25 .23
5/31/22 28 .09 0 .64 ( 2 .55 ) ( 1 .91 ) ( 0 .52 ) ( 0 .12 ) ( 0 .64 ) 25 .54
Class R6:
5/31/26 33 .10 0 .77 8 .29 9 .06 ( 0 .89 ) ( 0 .26 ) ( 1 .15 ) 41 .01
5/31/25 30 .12 0 .64 3 .05 3 .69 ( 0 .69 ) ( 0 .02 ) ( 0 .71 ) 33 .10
5/31/24 25 .37 0 .59 4 .77 5 .36 ( 0 .58 ) ( 0 .03 ) ( 0 .61 ) 30 .12
5/31/23 25 .69 0 .47 ( 0 .23 ) 0 .24 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 25 .37
5/31/22 28 .25 0 .49 ( 2 .37 ) ( 1 .88 ) ( 0 .56 ) ( 0 .12 ) ( 0 .68 ) 25 .69
Retirement Class:
5/31/26 32 .71 0 .67 8 .19 8 .86 ( 0 .80 ) ( 0 .26 ) ( 1 .06 ) 40 .51
5/31/25 29 .77 0 .55 3 .02 3 .57 ( 0 .61 ) ( 0 .02 ) ( 0 .63 ) 32 .71
5/31/24 25 .09 0 .52 4 .70 5 .22 ( 0 .51 ) ( 0 .03 ) ( 0 .54 ) 29 .77
5/31/23 25 .41 0 .42 ( 0 .25 ) 0 .17 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 25 .09
5/31/22 27 .95 0 .42 ( 2 .35 ) ( 1 .93 ) ( 0 .49 ) ( 0 .12 ) ( 0 .61 ) 25 .41
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
49
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
27 .72% $ 38,870 0 .18% 0 .12% 2 .09% 17%
12 .29 32,204 0 .17 0 .11 1 .85 10
21 .23 22,004 0 .27 0 .21 1 .98 7
0 .99 19,403 0 .27 0 .20 1 .96 8
( 7 .04 ) 14,242 0 .27 0 .20 1 .75 11
27 .57 157,788 0 .31 0 .25 1 .99 17
12 .13 118,136 0 .32 0 .25 1 .85 10
21 .13 96,700 0 .32 0 .26 2 .03 7
0 .96 83,196 0 .32 0 .25 1 .79 8
( 7 .06 ) 80,318 0 .32 0 .25 2 .20 11
27 .78 8,474,879 0 .16 0 .10 2 .09 17
12 .30 7,159,905 0 .17 0 .10 2 .01 10
21 .34 5,863,809 0 .17 0 .11 2 .12 7
1 .07 4,258,463 0 .17 0 .10 1 .93 8
( 6 .92 ) 3,473,689 0 .17 0 .10 1 .75 11
27 .46 324,258 0 .41 0 .35 1 .85 17
12 .04 288,258 0 .42 0 .35 1 .76 10
21 .01 282,437 0 .42 0 .36 1 .91 7
0 .82 251,668 0 .42 0 .35 1 .74 8
( 7 .15 ) 271,085 0 .42 0 .35 1 .52 11

Financial Highlights
(continued)
See Notes to Financial Statements
50
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.1
Lifecycle Index 2055
Class I:
5/31/26 $ 26 .76 $ 0 .62 $ 6 .80 $ 7 .42 $ ( 0 .72 ) $ ( 0 .11 ) $ ( 0 .83 ) $ 33 .35
5/31/25 24 .30 0 .46 2 .54 3 .00 ( 0 .53 ) ( 0 .01 ) ( 0 .54 ) 26 .76
5/31/24 20 .42 0 .42 3 .92 4 .34 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 24 .30
5/31/23 20 .66 0 .36 ( 0 .18 ) 0 .18 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 20 .42
5/31/22 22 .66 0 .38 ( 1 .92 ) ( 1 .54 ) ( 0 .43 ) ( 0 .03 ) ( 0 .46 ) 20 .66
Premier Class:
5/31/26 26 .70 0 .59 6 .76 7 .35 ( 0 .67 ) ( 0 .11 ) ( 0 .78 ) 33 .27
5/31/25 24 .27 0 .46 2 .50 2 .96 ( 0 .52 ) ( 0 .01 ) ( 0 .53 ) 26 .70
5/31/24 20 .39 0 .47 3 .86 4 .33 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 24 .27
5/31/23 20 .63 0 .35 ( 0 .19 ) 0 .16 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 20 .39
5/31/22 22 .62 0 .53 ( 2 .07 ) ( 1 .54 ) ( 0 .42 ) ( 0 .03 ) ( 0 .45 ) 20 .63
Class R6:
5/31/26 26 .80 0 .62 6 .82 7 .44 ( 0 .72 ) ( 0 .11 ) ( 0 .83 ) 33 .41
5/31/25 24 .35 0 .51 2 .50 3 .01 ( 0 .55 ) ( 0 .01 ) ( 0 .56 ) 26 .80
5/31/24 20 .46 0 .47 3 .90 4 .37 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 24 .35
5/31/23 20 .70 0 .38 ( 0 .19 ) 0 .19 ( 0 .37 ) ( 0 .06 ) ( 0 .43 ) 20 .46
5/31/22 22 .70 0 .40 ( 1 .92 ) ( 1 .52 ) ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 20 .70
Retirement Class:
5/31/26 26 .61 0 .54 6 .77 7 .31 ( 0 .64 ) ( 0 .11 ) ( 0 .75 ) 33 .17
5/31/25 24 .19 0 .45 2 .47 2 .92 ( 0 .49 ) ( 0 .01 ) ( 0 .50 ) 26 .61
5/31/24 20 .33 0 .42 3 .87 4 .29 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 24 .19
5/31/23 20 .57 0 .35 ( 0 .20 ) 0 .15 ( 0 .33 ) ( 0 .06 ) ( 0 .39 ) 20 .33
5/31/22 22 .56 0 .34 ( 1 .91 ) ( 1 .57 ) ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 20 .57
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
51
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
28 .12% $ 38,458 0 .18% 0 .12% 2 .06% 20%
12 .37 30,008 0 .18 0 .11 1 .79 10
21 .49 19,948 0 .27 0 .20 1 .90 7
1 .02 16,680 0 .27 0 .20 1 .85 7
( 7 .00 ) 12,050 0 .28 0 .20 1 .71 11
27 .91 71,162 0 .31 0 .25 1 .97 20
12 .22 54,408 0 .32 0 .25 1 .81 10
21 .47 41,614 0 .33 0 .26 2 .11 7
0 .95 37,212 0 .33 0 .25 1 .78 7
( 7 .02 ) 33,219 0 .33 0 .25 2 .28 11
28 .13 5,649,751 0 .16 0 .10 2 .07 20
12 .41 4,510,607 0 .17 0 .10 1 .99 10
21 .61 3,521,489 0 .18 0 .11 2 .11 7
1 .10 2,428,738 0 .18 0 .10 1 .92 7
( 6 .91 ) 1,822,272 0 .18 0 .10 1 .75 11
27 .83 194,180 0 .41 0 .35 1 .83 20
12 .10 173,636 0 .42 0 .35 1 .76 10
21 .32 165,330 0 .43 0 .36 1 .89 7
0 .85 135,316 0 .43 0 .35 1 .76 7
( 7 .13 ) 149,174 0 .43 0 .35 1 .52 11

Financial Highlights
(continued)
See Notes to Financial Statements
52
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.2
Lifecycle Index 2060
Class I:
5/31/26 $ 20 .80 $ 0 .48 $ 5 .36 $ 5 .84 $ ( 0 .55 ) $ ( 0 .06 ) $ ( 0 .61 ) $ 26 .03
5/31/25 18 .87 0 .36 1 .98 2 .34 ( 0 .41 ) ( 0 .00 )
(f)
( 0 .41 ) 20 .80
5/31/24 15 .81 0 .33 3 .09 3 .42 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 18 .87
5/31/23 15 .98 0 .29 ( 0 .15 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .81
5/31/22 17 .51 0 .29 ( 1 .48 ) ( 1 .19 ) ( 0 .33 ) ( 0 .01 ) ( 0 .34 ) 15 .98
Premier Class:
5/31/26 20 .75 0 .45 5 .35 5 .80 ( 0 .52 ) ( 0 .06 ) ( 0 .58 ) 25 .97
5/31/25 18 .84 0 .35 1 .96 2 .31 ( 0 .40 ) ( 0 .00 )
(f)
( 0 .40 ) 20 .75
5/31/24 15 .79 0 .34 3 .06 3 .40 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 18 .84
5/31/23 15 .96 0 .27 ( 0 .13 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .79
5/31/22 17 .48 0 .40 ( 1 .59 ) ( 1 .19 ) ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 15 .96
Class R6:
5/31/26 20 .81 0 .48 5 .37 5 .85 ( 0 .55 ) ( 0 .06 ) ( 0 .61 ) 26 .05
5/31/25 18 .89 0 .39 1 .95 2 .34 ( 0 .42 ) ( 0 .00 )
(f)
( 0 .42 ) 20 .81
5/31/24 15 .83 0 .36 3 .08 3 .44 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 18 .89
5/31/23 15 .99 0 .29 ( 0 .12 ) 0 .17 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 15 .83
5/31/22 17 .52 0 .30 ( 1 .47 ) ( 1 .17 ) ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 15 .99
Retirement Class:
5/31/26 20 .69 0 .42 5 .35 5 .77 ( 0 .50 ) ( 0 .06 ) ( 0 .56 ) 25 .90
5/31/25 18 .79 0 .35 1 .93 2 .28 ( 0 .38 ) ( 0 .00 )
(f)
( 0 .38 ) 20 .69
5/31/24 15 .75 0 .32 3 .06 3 .38 ( 0 .32 ) ( 0 .02 ) ( 0 .34 ) 18 .79
5/31/23 15 .92 0 .27 ( 0 .15 ) 0 .12 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 15 .75
5/31/22 17 .44 0 .26 ( 1 .46 ) ( 1 .20 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 15 .92
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(f)
Value rounded to zero.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
28 .45% $ 24,800 0 .19% 0 .12% 2 .05% 22%
12 .44 19,422 0 .18 0 .11 1 .80 10
21 .83 13,382 0 .28 0 .21 1 .94 7
1 .05 10,940 0 .28 0 .20 1 .89 7
( 7 .01 ) 9,092 0 .29 0 .20 1 .69 10
28 .28 54,016 0 .31 0 .25 1 .92 22
12 .32 37,517 0 .32 0 .25 1 .76 10
21 .74 25,989 0 .33 0 .26 1 .99 7
0 .99 21,158 0 .34 0 .25 1 .76 7
( 7 .01 ) 15,601 0 .34 0 .25 2 .23 10
28 .51 3,368,885 0 .17 0 .10 2 .08 22
12 .48 2,636,944 0 .18 0 .10 1 .97 10
21 .91 1,951,599 0 .18 0 .11 2 .09 7
1 .20 1,257,068 0 .19 0 .10 1 .92 7
( 6 .93 ) 828,871 0 .19 0 .10 1 .75 10
28 .18 124,061 0 .41 0 .35 1 .81 22
12 .18 96,266 0 .42 0 .35 1 .74 10
21 .62 87,137 0 .43 0 .36 1 .89 7
0 .90 63,746 0 .44 0 .35 1 .79 7
( 7 .11 ) 67,009 0 .44 0 .35 1 .50 10

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.3
Lifecycle Index 2065
Class I:
5/31/26 $ 14 .74 $ 0 .34 $ 3 .84 $ 4 .18 $ ( 0 .39 ) $ ( 0 .02 ) $ ( 0 .41 ) $ 18 .51
5/31/25 13 .36 0 .23 1 .44 1 .67 ( 0 .29 ) — ( 0 .29 ) 14 .74
5/31/24 11 .17 0 .25 2 .19 2 .44 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 13 .36
5/31/23 11 .27 0 .12 0 .00
(f)
0 .12 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .17
5/31/22 12 .46 0 .22 ( 1 .04 ) ( 0 .82 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .27
Premier Class:
5/31/26 14 .71 0 .32 3 .84 4 .16 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 18 .48
5/31/25 13 .35 0 .23 1 .41 1 .64 ( 0 .28 ) — ( 0 .28 ) 14 .71
5/31/24 11 .16 0 .30 2 .14 2 .44 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 13 .35
5/31/23 11 .26 0 .19 ( 0 .08 ) 0 .11 ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 11 .16
5/31/22 12 .46 0 .18 ( 1 .01 ) ( 0 .83 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .26
Class R6:
5/31/26 14 .92 0 .34 3 .91 4 .25 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 18 .76
5/31/25 13 .53 0 .28 1 .41 1 .69 ( 0 .30 ) — ( 0 .30 ) 14 .92
5/31/24 11 .31 0 .26 2 .22 2 .48 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 13 .53
5/31/23 11 .40 0 .21 ( 0 .08 ) 0 .13 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .31
5/31/22 12 .45 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 11 .40
Retirement Class:
5/31/26 14 .72 0 .30 3 .84 4 .14 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 18 .49
5/31/25 13 .36 0 .24 1 .39 1 .63 ( 0 .27 ) — ( 0 .27 ) 14 .72
5/31/24 11 .17 0 .23 2 .20 2 .43 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 13 .36
5/31/23 11 .27 0 .17 ( 0 .07 ) 0 .10 ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 11 .17
5/31/22 12 .44 0 .17 ( 1 .04 ) ( 0 .87 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 11 .27
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(f)
Value rounded to zero.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
28 .72% $ 10,102 0 .18% 0 .10% 2 .06% 12%
12 .54 6,481 0 .22 0 .11 1 .65 10
22 .08 3,787 0 .35 0 .19 2 .01 14
1 .22 2,377 0 .45 0 .18 1 .11 22
( 6 .83 ) 716 0 .83 0 .13 1 .81 108
28 .60 8,836 0 .33 0 .25 1 .93 12
12 .35 4,709 0 .37 0 .25 1 .67 10
22 .03 2,811 0 .41 0 .26 2 .49 14
1 .11 1,229 0 .53 0 .25 1 .75 22
( 6 .90 ) 808 0 .97 0 .25 1 .49 108
28 .82 1,034,058 0 .18 0 .10 2 .03 12
12 .54 586,753 0 .22 0 .10 1 .94 10
22 .12 322,206 0 .26 0 .11 2 .10 14
1 .29 119,873 0 .38 0 .10 1 .90 22
( 6 .70 ) 44,526 0 .82 0 .11 1 .76 108
28 .46 25,546 0 .43 0 .35 1 .83 12
12 .25 15,305 0 .47 0 .35 1 .71 10
21 .93 10,219 0 .51 0 .36 1 .90 14
1 .03 4,689 0 .63 0 .35 1 .62 22
( 7 .26 ) 1,740 1 .08 0 .36 1 .42 108

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.4
Lifecycle Index 2070
Class I:
5/31/26
(f)
$ 10 .00 $ 0 .20 $ 1 .28 $ 1 .48 $ ( 0 .22 ) $ — $ ( 0 .22 ) $ 11 .26
Premier Class:
5/31/26
(f)
10 .00 0 .20 1 .28 1 .48 ( 0 .22 ) — ( 0 .22 ) 11 .26
Class R6:
5/31/26
(f)
10 .00 0 .17 1 .32 1 .49 ( 0 .23 ) — ( 0 .23 ) 11 .26
Retirement Class:
5/31/26
(f)
10 .00 0 .18 1 .29 1 .47 ( 0 .22 ) — ( 0 .22 ) 11 .25
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are not annualized.
(d)
The Fund's ratios exclude the expenses of Underlying Funds that are exchange-traded funds, include the expenses of all other Underlying Funds, and exclude the income of all Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(f)
For the period September 30, 2025 (commencement of operations) through May 31, 2026.
(g)
Annualized.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
15 .11% $ 563 4 .17%
(g)
0 .22%
(g)
2 .85%
(g)
23%
15 .11 563 4 .32
(g)
0 .22
(g)
2 .85
(g)
23
15 .15 8,752 3 .82
(g)
0 .11
(g)
2 .50
(g)
23
14 .98 665 4 .42
(g)
0 .33
(g)
2 .67
(g)
23

58
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period: The end of the reporting period for the Funds is May 31, 2026, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2026 (the “current fiscal period”), while the reporting period for Lifecycle Index
2070 is the period September 30, 2025 (commencement of operations) through May 31, 2026.
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other Nuveen mutual funds and potentially other investment pools or investment products including other funds or exchange-traded funds ("ETFs") advised by the Adviser or its affiliates. The Funds offer Class I, Premier Class, Class R6 and Retirement Class shares.
Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund Name Short Name
Nuveen Lifecycle Index Retirement Income Fund Lifecycle Index Retirement Income
Nuveen Lifecycle Index 2010 Fund Lifecycle Index 2010
Nuveen Lifecycle Index 2015 Fund Lifecycle Index 2015
Nuveen Lifecycle Index 2020 Fund Lifecycle Index 2020
Nuveen Lifecycle Index 2025 Fund Lifecycle Index 2025
Nuveen Lifecycle Index 2030 Fund Lifecycle Index 2030
Nuveen Lifecycle Index 2035 Fund Lifecycle Index 2035
Nuveen Lifecycle Index 2040 Fund Lifecycle Index 2040
Nuveen Lifecycle Index 2045 Fund Lifecycle Index 2045
Nuveen Lifecycle Index 2050 Fund Lifecycle Index 2050
Nuveen Lifecycle Index 2055 Fund Lifecycle Index 2055
Nuveen Lifecycle Index 2060 Fund Lifecycle Index 2060
Nuveen Lifecycle Index 2065 Fund Lifecycle Index 2065
Nuveen Lifecycle Index 2070 Fund Lifecycle Index 2070

59
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No.
2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Notes to Financial Statements
(continued)
60
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Affiliated investment companies $839,068,706 $— $— $839,068,706
Short-Term Investments
:
Repurchase agreements — 277,000 — 277,000
$839,068,706 $277,000 $— $839,345,706
1 1 1 1 1
Lifecycle Index 2010
Affiliated investment companies $684,291,026 $— $— $684,291,026
Short-Term Investments
:
Repurchase agreements — 484,000 — 484,000
$684,291,026 $484,000 $— $684,775,026
1 1 1 1 1
Lifecycle Index 2015
Affiliated investment companies $963,113,446 $— $— $963,113,446
Short-Term Investments
:
Repurchase agreements — 191,000 — 191,000
$963,113,446 $191,000 $— $963,304,446
1 1 1 1 1
Lifecycle Index 2020
Affiliated investment companies $2,836,629,695 $— $— $2,836,629,695
Short-Term Investments
:
Repurchase agreements — 1,401,000 — 1,401,000
$2,836,629,695 $1,401,000 $— $2,838,030,695
1 1 1 1 1
Lifecycle Index 2025
Affiliated investment companies $5,882,343,623 $— $— $5,882,343,623
Short-Term Investments
:
Repurchase agreements — 3,576,000 — 3,576,000
$5,882,343,623 $3,576,000 $— $5,885,919,623
1 1 1 1 1
Lifecycle Index 2030
Affiliated investment companies $9,491,620,155 $— $— $9,491,620,155
Short-Term Investments
:
Repurchase agreements — 10,549,000 — 10,549,000
$9,491,620,155 $10,549,000 $— $9,502,169,155
1 1 1 1 1
Lifecycle Index 2035
Affiliated investment companies $10,783,367,926 $— $— $10,783,367,926
Short-Term Investments
:
Repurchase agreements — 11,701,000 — 11,701,000
$10,783,367,926 $11,701,000 $— $10,795,068,926
1 1 1 1 1
Lifecycle Index 2040
Affiliated investment companies $11,651,887,390 $— $— $11,651,887,390
Short-Term Investments
:
Repurchase agreements — 16,712,000 — 16,712,000
$11,651,887,390 $16,712,000 $— $11,668,599,390
1 1 1 1 1

61
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2045
Affiliated investment companies $10,311,359,590 $— $— $10,311,359,590
Short-Term Investments
:
Repurchase agreements — 12,416,000 — 12,416,000
$10,311,359,590 $12,416,000 $— $10,323,775,590
1 1 1 1 1
Lifecycle Index 2050
Affiliated investment companies $9,000,298,396 $— $— $9,000,298,396
Short-Term Investments
:
Repurchase agreements — 13,544,000 — 13,544,000
$9,000,298,396 $13,544,000 $— $9,013,842,396
1 1 1 1 1
Lifecycle Index 2055
Affiliated investment companies $5,966,688,139 $— $— $5,966,688,139
Short-Term Investments
:
Repurchase agreements — 9,045,000 — 9,045,000
$5,966,688,139 $9,045,000 $— $5,975,733,139
1 1 1 1 1
Lifecycle Index 2060
Affiliated investment companies $3,592,325,344 $— $— $3,592,325,344
Short-Term Investments
:
Repurchase agreements — 8,026,000 — 8,026,000
$3,592,325,344 $8,026,000 $— $3,600,351,344
1 1 1 1 1
Lifecycle Index 2065
Affiliated investment companies $1,084,359,811 $— $— $1,084,359,811
Short-Term Investments
:
Repurchase agreements — 4,429,000 — 4,429,000
$1,084,359,811 $4,429,000 $— $1,088,788,811
1 1 1 1 1
Lifecycle Index 2070
Affiliated investment companies $10,492,457 $— $— $10,492,457
Short-Term Investments
:
Repurchase agreements — 165,000 — 165,000
$10,492,457 $165,000 $— $10,657,457
1 1 1 1 1
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifecycle Index Retirement Income Fixed Income Clearing Corporation $ 277,000 $ (282,644)
Lifecycle Index 2010 Fixed Income Clearing Corporation 484,000 (493,747)
Lifecycle Index 2015 Fixed Income Clearing Corporation 191,000 (195,026)
Lifecycle Index 2020 Fixed Income Clearing Corporation 1,401,000 (1,429,144)
Lifecycle Index 2025 Fixed Income Clearing Corporation 3,576,000 (3,647,537)
Lifecycle Index 2030 Fixed Income Clearing Corporation 10,549,000 (10,760,121)
Lifecycle Index 2035 Fixed Income Clearing Corporation 11,701,000 (11,935,170)
Lifecycle Index 2040 Fixed Income Clearing Corporation 16,712,000 (17,046,282)
Lifecycle Index 2045 Fixed Income Clearing Corporation 12,416,000 (12,664,458)
Lifecycle Index 2050 Fixed Income Clearing Corporation 13,544,000 (13,815,070)
Lifecycle Index 2055 Fixed Income Clearing Corporation 9,045,000 (9,226,102)
Lifecycle Index 2060 Fixed Income Clearing Corporation 8,026,000 (8,186,595)
Lifecycle Index 2065 Fixed Income Clearing Corporation 4,429,000 (4,517,703)
Lifecycle Index 2070 Fixed Income Clearing Corporation 165,000 (168,495)

Notes to Financial Statements
(continued)
62
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
14.1
Lifecycle Index Retirement Income $ 297,021,676 $ 312,916,612
14.2
Lifecycle Index 2010 212,170,073 246,833,738
14.3
Lifecycle Index 2015 248,773,626 390,270,144
14.4
Lifecycle Index 2020 673,117,512 1,190,724,033
14.5
Lifecycle Index 2025 1,330,262,050 2,246,247,291
14.6
Lifecycle Index 2030 2,131,420,980 2,798,550,207
14.7
Lifecycle Index 2035 2,306,667,864 2,843,268,762
14.8
Lifecycle Index 2040 2,183,596,875 2,803,573,232
14.9
Lifecycle Index 2045 2,041,657,294 2,506,413,567
15.01
Lifecycle Index 2050 1,396,922,697 1,796,300,764
15.1
Lifecycle Index 2055 1,061,510,104 1,041,098,570
15.2
Lifecycle Index 2060 779,876,061 691,337,508
15.3
Lifecycle Index 2065 384,315,092 99,528,271
15.4
Lifecycle Index 2070 11,020,861 1,404,618
Year Ended
5/31/26
Year Ended
5/31/25
14.1
Lifecycle Index Retirement Income Shares Value Shares Value
Subscriptions:
Class I 30,013 $ 534,799 220,538 $ 3,585,353
Premier Class 33,384 581,636 69,127 1,129,152
Class R6 15,459,974 269,270,232 16,897,213 275,818,128
Retirement Class 655,564 11,380,941 643,665 10,488,519
Total subscriptions 16,178,935 281,767,608 17,830,543 291,021,152
Reinvestments of distributions:
Class I 3,986 68,552 7,179 116,654
Premier Class 2,886 49,706 4,313 70,047
Class R6 1,396,438 24,058,045 1,869,629 30,392,415
Retirement Class 77,824 1,338,949 109,573 1,777,356
Total reinvestments of distributions 1,481,134 25,515,252 1,990,694 32,356,472
Redemptions:
Class I (49,065) (843,829) (238,280) (3,904,264)
Premier Class (45,872) (804,147) (72,409) (1,176,408)
Class R6 (17,958,162) (314,689,183) (16,115,324) (264,168,974)
Retirement Class (565,709) (9,883,722) (649,988) (10,612,868)
Total redemptions (18,618,808) (326,220,881) (17,076,001) (279,862,514)
Net increase (decrease) from shareholder transactions (958,739) $ (18,938,021) 2,745,236 $ 43,515,110

63
Year Ended
5/31/26
Year Ended
5/31/25
14.2
Lifecycle Index 2010 Shares Value Shares Value
Subscriptions:
Class I 3,774 $ 66,252 18,749 $ 310,838
Premier Class 104,104 1,855,503 145,046 2,407,916
Class R6 7,606,446 132,938,569 8,021,458 134,888,648
Retirement Class 282,624 4,954,194 843,382 13,988,519
Total subscriptions 7,996,948 139,814,518 9,028,635 151,595,921
Reinvestments of distributions:
Class I 4,253 72,765 3,825 63,151
Premier Class 70,864 1,206,816 62,196 1,022,499
Class R6 1,996,636 34,122,517 2,082,839 34,366,842
Retirement Class 138,512 2,345,005 193,788 3,166,503
Total reinvestments of distributions 2,210,265 37,747,103 2,342,648 38,618,995
Redemptions:
Class I (42,069) (739,043) (19,088) (328,434)
Premier Class (202,477) (3,544,655) (149,632) (2,545,267)
Class R6 (9,875,713) (174,090,329) (8,648,583) (145,828,899)
Retirement Class (1,013,606) (17,697,368) (1,483,425) (24,424,196)
Total redemptions (11,133,865) (196,071,395) (10,300,728) (173,126,796)
Net increase (decrease) from shareholder transactions (926,652) $ (18,509,774) 1,070,555 $ 17,088,120
Year Ended
5/31/26
Year Ended
5/31/25
14.3
Lifecycle Index 2015 Shares Value Shares Value
Subscriptions:
Class I 66,326 $ 1,203,510 40,292 $ 697,035
Premier Class 133,407 2,454,755 144,223 2,536,874
Class R6 6,985,971 128,765,566 8,682,290 153,507,277
Retirement Class 456,209 8,455,387 909,299 15,935,796
Total subscriptions 7,641,913 140,879,218 9,776,104 172,676,982
Reinvestments of distributions:
Class I 8,582 152,154 5,141 88,784
Premier Class 112,883 1,991,253 110,301 1,894,963
Class R6 3,502,795 62,104,557 3,803,654 65,651,062
Retirement Class 278,022 4,887,630 326,814 5,598,328
Total reinvestments of distributions 3,902,282 69,135,594 4,245,910 73,233,137
Redemptions:
Class I (79,070) (1,436,107) (15,116) (272,800)
Premier Class (236,032) (4,350,619) (322,196) (5,729,687)
Class R6 (15,317,572) (283,373,516) (14,650,868) (259,821,015)
Retirement Class (1,303,705) (23,814,618) (2,044,699) (35,759,880)
Total redemptions (16,936,379) (312,974,860) (17,032,879) (301,583,382)
Net increase (decrease) from shareholder transactions (5,392,184) $ (102,960,048) (3,010,865) $ (55,673,263)
Year Ended
5/31/26
Year Ended
5/31/25
14.4
Lifecycle Index 2020 Shares Value Shares Value
Subscriptions:
Class I 81,360 $ 1,689,008 227,497 $ 4,328,145
Premier Class 310,232 6,369,114 399,756 7,745,730
Class R6 18,363,592 377,578,611 22,751,892 443,198,611
Retirement Class 710,252 14,459,201 1,218,082 23,426,897
Total subscriptions 19,465,436 400,095,934 24,597,227 478,699,383
Reinvestments of distributions:
Class I 41,453 824,491 26,018 498,251
Premier Class 242,794 4,807,327 213,714 4,075,518
Class R6 8,626,189 171,747,421 8,932,157 171,229,458
Retirement Class 516,870 10,197,846 618,654 11,760,622
Total reinvestments of distributions 9,427,306 187,577,085 9,790,543 187,563,849
Redemptions:
Class I (52,835) (1,088,558) (166,152) (3,243,832)
Premier Class (454,170) (9,304,478) (654,158) (12,777,145)
Class R6 (44,906,309) (929,580,975) (37,054,241) (722,834,023)
Retirement Class (2,840,500) (57,916,368) (3,503,767) (67,640,302)
Total redemptions (48,253,814) (997,890,379) (41,378,318) (806,495,302)
Net increase (decrease) from shareholder transactions (19,361,072) $ (410,217,360) (6,990,548) $ (140,232,070)

Notes to Financial Statements
(continued)
64
Year Ended
5/31/26
Year Ended
5/31/25
14.5
Lifecycle Index 2025 Shares Value Shares Value
Subscriptions:
Class I 191,310 $ 4,499,253 428,704 $ 9,313,380
Premier Class 586,867 13,725,810 846,651 18,513,578
Class R6 37,875,604 892,281,494 47,238,687 1,039,044,473
Retirement Class 1,495,954 34,994,906 1,921,603 41,655,332
Total subscriptions 40,149,735 945,501,463 50,435,645 1,108,526,763
Reinvestments of distributions:
Class I 65,764 1,507,315 46,238 1,003,354
Premier Class 302,183 6,907,912 267,499 5,791,343
Class R6 12,938,413 297,195,358 13,067,963 284,228,191
Retirement Class 762,128 17,330,791 859,075 18,513,073
Total reinvestments of distributions 14,068,488 322,941,376 14,240,775 309,535,961
Redemptions:
Class I (355,503) (8,387,931) (283,271) (6,248,579)
Premier Class (972,641) (22,946,997) (966,666) (21,202,485)
Class R6 (79,899,947) (1,894,052,810) (63,595,278) (1,396,647,583)
Retirement Class (4,479,924) (104,804,614) (5,791,567) (126,060,268)
Total redemptions (85,708,015) (2,030,192,352) (70,636,782) (1,550,158,915)
Net increase (decrease) from shareholder transactions (31,489,792) $ (761,749,513) (5,960,362) $ (132,096,191)
Year Ended
5/31/26
Year Ended
5/31/25
14.6
Lifecycle Index 2030 Shares Value Shares Value
Subscriptions:
Class I 194,494 $ 5,268,316 593,893 $ 14,520,135
Premier Class 800,319 21,524,524 1,070,246 26,132,156
Class R6 55,500,119 1,505,824,755 63,756,006 1,568,016,210
Retirement Class 2,824,670 75,926,535 3,207,456 78,018,987
Total subscriptions 59,319,602 1,608,544,130 68,627,601 1,686,687,488
Reinvestments of distributions:
Class I 73,612 1,964,703 48,034 1,182,128
Premier Class 264,178 7,021,858 206,894 5,073,034
Class R6 12,149,173 324,868,894 10,494,319 258,684,972
Retirement Class 653,539 17,299,170 609,807 14,885,398
Total reinvestments of distributions 13,140,502 351,154,625 11,359,054 279,825,532
Redemptions:
Class I (385,860) (10,540,629) (217,139) (5,345,452)
Premier Class (645,638) (17,420,316) (822,496) (20,140,836)
Class R6 (87,460,526) (2,391,067,304) (61,001,007) (1,497,705,496)
Retirement Class (5,025,846) (135,462,935) (5,708,458) (139,072,958)
Total redemptions (93,517,870) (2,554,491,184) (67,749,100) (1,662,264,742)
Net increase (decrease) from shareholder transactions (21,057,766) $ (594,792,429) 12,237,555 $ 304,248,278
Year Ended
5/31/26
Year Ended
5/31/25
14.7
Lifecycle Index 2035 Shares Value Shares Value
Subscriptions:
Class I 232,794 $ 7,153,796 443,768 $ 12,038,764
Premier Class 816,543 24,685,885 1,097,427 29,632,626
Class R6 56,906,220 1,730,697,137 62,281,974 1,695,599,619
Retirement Class 2,232,430 67,306,720 2,558,090 68,965,307
Total subscriptions 60,187,987 1,829,843,538 66,381,259 1,806,236,316
Reinvestments of distributions:
Class I 48,528 1,458,259 29,766 813,802
Premier Class 242,204 7,246,733 179,598 4,890,462
Class R6 10,708,987 322,340,513 8,782,493 240,552,492
Retirement Class 478,573 14,256,697 438,817 11,900,721
Total reinvestments of distributions 11,478,292 345,302,202 9,430,674 258,157,477
Redemptions:
Class I (324,915) (9,981,606) (159,484) (4,341,553)
Premier Class (657,631) (19,914,255) (742,455) (20,045,919)
Class R6 (81,969,621) (2,517,640,208) (49,919,671) (1,355,059,707)
Retirement Class (3,927,586) (118,646,927) (4,641,286) (125,063,630)
Total redemptions (86,879,753) (2,666,182,996) (55,462,896) (1,504,510,809)
Net increase (decrease) from shareholder transactions (15,213,474) $ (491,037,256) 20,349,037 $ 559,882,984

65
Year Ended
5/31/26
Year Ended
5/31/25
14.8
Lifecycle Index 2040 Shares Value Shares Value
Subscriptions:
Class I 169,489 $ 5,637,342 444,778 $ 13,203,145
Premier Class 741,422 24,862,397 909,057 26,717,339
Class R6 49,951,236 1,691,141,496 56,032,691 1,660,817,316
Retirement Class 1,920,748 64,255,867 1,884,847 55,284,129
Total subscriptions 52,782,895 1,785,897,102 59,271,373 1,756,021,929
Reinvestments of distributions:
Class I 46,816 1,561,297 21,706 651,409
Premier Class 248,859 8,257,126 143,496 4,286,231
Class R6 10,684,160 356,744,119 6,980,844 209,704,539
Retirement Class 438,069 14,482,566 302,916 9,014,779
Total reinvestments of distributions 11,417,904 381,045,108 7,448,962 223,656,958
Redemptions:
Class I (268,224) (9,095,166) (211,904) (6,301,307)
Premier Class (666,129) (22,435,330) (803,266) (23,629,285)
Class R6 (75,457,045) (2,569,796,701) (44,442,557) (1,311,311,773)
Retirement Class (3,313,915) (111,105,700) (3,295,185) (97,164,071)
Total redemptions (79,705,313) (2,712,432,897) (48,752,912) (1,438,406,436)
Net increase (decrease) from shareholder transactions (15,504,514) $ (545,490,687) 17,967,423 $ 541,272,451
Year Ended
5/31/26
Year Ended
5/31/25
14.9
Lifecycle Index 2045 Shares Value Shares Value
Subscriptions:
Class I 210,283 $ 7,583,849 469,723 $ 14,693,043
Premier Class 757,586 27,107,784 1,010,059 31,194,174
Class R6 47,062,899 1,698,355,255 50,880,775 1,588,433,989
Retirement Class 1,329,142 47,065,915 1,660,659 51,357,627
Total subscriptions 49,359,910 1,780,112,803 54,021,216 1,685,678,833
Reinvestments of distributions:
Class I 41,508 1,481,407 19,358 613,058
Premier Class 142,846 5,081,029 86,356 2,726,248
Class R6 7,436,687 265,935,923 5,253,565 166,695,631
Retirement Class 304,256 10,767,631 220,544 6,929,507
Total reinvestments of distributions 7,925,297 283,265,990 5,579,823 176,964,444
Redemptions:
Class I (242,946) (8,938,589) (155,775) (4,831,622)
Premier Class (484,103) (17,393,459) (399,873) (12,402,494)
Class R6 (65,796,262) (2,394,866,266) (35,911,651) (1,115,277,210)
Retirement Class (2,491,599) (89,415,007) (2,629,368) (81,362,784)
Total redemptions (69,014,910) (2,510,613,321) (39,096,667) (1,213,874,110)
Net increase (decrease) from shareholder transactions (11,729,703) $ (447,234,528) 20,504,372 $ 648,769,167
Year Ended
5/31/26
Year Ended
5/31/25
15.01
Lifecycle Index 2050 Shares Value Shares Value
Subscriptions:
Class I 144,942 $ 5,396,386 347,200 $ 11,082,776
Premier Class 600,746 22,106,442 618,977 19,595,364
Class R6 41,858,362 1,549,658,633 46,594,581 1,481,558,552
Retirement Class 1,180,391 42,798,499 1,339,061 42,191,787
Total subscriptions 43,784,441 1,619,959,960 48,899,819 1,554,428,479
Reinvestments of distributions:
Class I 28,980 1,061,825 15,456 499,834
Premier Class 86,746 3,164,479 53,307 1,717,017
Class R6 6,101,282 223,978,078 4,276,006 138,542,600
Retirement Class 237,249 8,612,142 175,582 5,627,412
Total reinvestments of distributions 6,454,257 236,816,524 4,520,351 146,386,863
Redemptions:
Class I (198,350) (7,299,747) (120,556) (3,834,718)
Premier Class (404,881) (14,876,466) (310,933) (9,802,871)
Class R6 (57,561,629) (2,149,455,316) (29,269,827) (927,222,679)
Retirement Class (2,223,652) (81,397,016) (2,189,205) (69,046,139)
Total redemptions (60,388,512) (2,253,028,545) (31,890,521) (1,009,906,407)
Net increase (decrease) from shareholder transactions (10,149,814) $ (396,252,061) 21,529,649 $ 690,908,935

Notes to Financial Statements
(continued)
66
Year Ended
5/31/26
Year Ended
5/31/25
15.1
Lifecycle Index 2055 Shares Value Shares Value
Subscriptions:
Class I 204,514 $ 6,226,682 425,164 $ 10,997,107
Premier Class 413,173 12,410,420 533,906 13,778,312
Class R6 43,206,102 1,298,522,925 44,869,821 1,154,713,271
Retirement Class 895,354 26,614,938 1,246,820 31,850,015
Total subscriptions 44,719,143 1,343,774,965 47,075,711 1,211,338,705
Reinvestments of distributions:
Class I 30,195 899,815 15,916 416,694
Premier Class 37,921 1,128,135 25,261 660,586
Class R6 4,321,447 128,995,189 3,162,576 82,954,371
Retirement Class 150,110 4,453,769 127,545 3,326,374
Total reinvestments of distributions 4,539,673 135,476,908 3,331,298 87,358,025
Redemptions:
Class I (202,855) (5,973,605) (140,680) (3,644,192)
Premier Class (350,532) (10,441,186) (236,032) (6,036,638)
Class R6 (46,741,920) (1,417,499,225) (24,322,945) (624,998,494)
Retirement Class (1,716,420) (51,332,916) (1,684,478) (43,189,337)
Total redemptions (49,011,727) (1,485,246,932) (26,384,135) (677,868,661)
Net increase (decrease) from shareholder transactions 247,089 $ (5,995,059) 24,022,874 $ 620,828,069
Year Ended
5/31/26
Year Ended
5/31/25
15.2
Lifecycle Index 2060 Shares Value Shares Value
Subscriptions:
Class I 220,624 $ 5,168,987 366,135 $ 7,364,079
Premier Class 585,149 13,628,059 663,341 13,332,527
Class R6 42,896,901 1,001,823,477 43,778,222 873,483,589
Retirement Class 1,101,069 25,432,342 1,142,008 22,684,320
Total subscriptions 44,803,743 1,046,052,865 45,949,706 916,864,515
Reinvestments of distributions:
Class I 24,090 559,620 13,747 279,754
Premier Class 31,695 735,018 20,637 419,341
Class R6 3,182,060 73,982,903 2,274,228 46,326,021
Retirement Class 110,204 2,549,020 87,180 1,767,146
Total reinvestments of distributions 3,348,049 77,826,561 2,395,792 48,792,262
Redemptions:
Class I (225,683) (5,216,570) (155,492) (3,108,383)
Premier Class (344,986) (7,991,314) (255,361) (5,063,844)
Class R6 (43,481,502) (1,030,783,960) (22,668,107) (452,990,472)
Retirement Class (1,072,929) (25,017,332) (1,215,239) (24,227,016)
Total redemptions (45,125,100) (1,069,009,176) (24,294,199) (485,389,715)
Net increase (decrease) from shareholder transactions 3,026,692 $ 54,870,250 24,051,299 $ 480,267,062
Year Ended
5/31/26
Year Ended
5/31/25
15.3
Lifecycle Index 2065 Shares Value Shares Value
Subscriptions:
Class I 204,841 $ 3,408,937 236,260 $ 3,355,493
Premier Class 205,640 3,419,048 193,775 2,740,284
Class R6 26,777,257 450,203,903 21,252,169 304,524,818
Retirement Class 663,403 10,976,135 577,952 8,160,279
Total subscriptions 27,851,141 468,008,023 22,260,156 318,780,874
Reinvestments of distributions:
Class I 12,146 200,403 5,366 77,380
Premier Class 8,912 146,871 4,301 61,977
Class R6 1,082,176 18,093,984 610,908 8,925,367
Retirement Class 26,882 443,546 16,710 241,122
Total reinvestments of distributions 1,130,116 18,884,804 637,285 9,305,846
Redemptions:
Class I (111,135) (1,842,212) (85,309) (1,205,408)
Premier Class (56,499) (924,486) (88,608) (1,245,840)
Class R6 (12,053,381) (204,281,900) (6,353,739) (90,778,874)
Retirement Class (348,347) (5,785,522) (319,821) (4,503,311)
Total redemptions (12,569,362) (212,834,120) (6,847,477) (97,733,433)
Net increase (decrease) from shareholder transactions 16,411,895 $ 274,058,707 16,049,964 $ 230,353,287

67
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to investments in underlying funds, nondeductible expenses, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
For the period
9/30/25
(commencement of operations)
through
5/31/26
15.4
Lifecycle Index 2070 Shares Value
Subscriptions:
Class I 50,001 $ 500,010
Premier Class 50,002 500,020
Class R6 800,515 8,302,658
Retirement Class 59,071 597,940
Total subscriptions 959,589 9,900,628
Reinvestments of distributions:
Class I – –
Premier Class – –
Class R6 – –
Retirement Class – –
Total reinvestments of distributions – –
Redemptions:
Class I (1) (10)
Premier Class (2) (20)
Class R6 (23,568) (258,190)
Retirement Class (4) (42)
Total redemptions (23,575) (258,262)
Net increase (decrease) from shareholder transactions 936,014 $ 9,642,366
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
14.1
Lifecycle Index Retirement Income $662,856,323 $208,445,988 $(31,956,605) $176,489,383
14.2
Lifecycle Index 2010 547,939,086 169,761,211 (32,925,271) 136,835,940
14.3
Lifecycle Index 2015 736,344,130 272,903,218 (45,942,902) 226,960,316
14.4
Lifecycle Index 2020 2,098,725,044 856,725,798 (117,420,147) 739,305,651
14.5
Lifecycle Index 2025 4,233,442,061 1,843,529,229 (191,051,667) 1,652,477,562
14.6
Lifecycle Index 2030 6,479,208,981 3,245,501,430 (222,541,256) 3,022,960,174
14.7
Lifecycle Index 2035 6,923,607,277 4,085,257,754 (213,796,105) 3,871,461,649
14.8
Lifecycle Index 2040 6,826,699,867 5,046,269,769 (204,370,246) 4,841,899,523
14.9
Lifecycle Index 2045 5,905,203,001 4,568,455,470 (149,882,881) 4,418,572,589
15.01
Lifecycle Index 2050 5,120,632,788 4,012,285,270 (119,075,662) 3,893,209,608
15.1
Lifecycle Index 2055 3,624,819,748 2,418,712,031 (67,798,640) 2,350,913,391
15.2
Lifecycle Index 2060 2,306,708,700 1,331,184,059 (37,541,415) 1,293,642,644
15.3
Lifecycle Index 2065 817,122,353 275,653,303 (3,986,845) 271,666,458
15.4
Lifecycle Index 2070 9,788,341 873,054 (3,938) 869,116

Notes to Financial Statements
(continued)
68
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of the asset allocation fee rate for each Fund's management fee through September 30, 2026, unless changed with the approval of the Board. As of the end of the current fiscal period, the Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each
Fund:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
14.1
Lifecycle Index Retirement Income $5,219,392 $– $176,489,383 $– $– $(31,136) $181,677,639
14.2
Lifecycle Index 2010 6,980,489 5,755,958 136,835,940 – – (51,989) 149,520,398
14.3
Lifecycle Index 2015 8,625,882 24,956,348 226,960,316 – – (89,907) 260,452,639
14.4
Lifecycle Index 2020 24,364,419 89,767,442 739,305,651 – – (192,347) 853,245,165
14.5
Lifecycle Index 2025 47,122,008 183,938,523 1,652,477,562 – – (268,593) 1,883,269,500
14.6
Lifecycle Index 2030 68,734,525 220,924,462 3,022,960,174 – – (318,746) 3,312,300,415
14.7
Lifecycle Index 2035 63,666,441 186,500,786 3,871,461,649 – – (314,482) 4,121,314,394
14.8
Lifecycle Index 2040 51,125,298 196,859,331 4,841,899,523 – – (339,067) 5,089,545,085
14.9
Lifecycle Index 2045 59,255,495 111,917,115 4,418,572,589 – – (236,828) 4,589,508,371
15.01
Lifecycle Index 2050 55,091,096 78,528,810 3,893,209,608 – – (190,332) 4,026,639,182
15.1
Lifecycle Index 2055 26,381,002 46,200,798 2,350,913,391 – – (97,412) 2,423,397,779
15.2
Lifecycle Index 2060 17,727,748 25,388,795 1,293,642,644 – – (46,285) 1,336,712,902
15.3
Lifecycle Index 2065 1,133,017 3,024,671 271,666,458 – – (6,672) 275,817,474
15.4
Lifecycle Index 2070 9,455 21,975 869,116 – – (16) 900,530
5/31/26 5/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
14.1
Lifecycle Index Retirement Income $ 26,178,484 $ 2,192,044 $ 24,581,325 $ 11,562,210
14.2
Lifecycle Index 2010 22,436,135 16,352,410 19,731,622 19,849,813
14.3
Lifecycle Index 2015 31,957,719 39,509,619 31,071,220 44,589,278
14.4
Lifecycle Index 2020 93,531,319 105,038,370 88,486,702 109,599,336
14.5
Lifecycle Index 2025 185,319,146 160,390,357 171,887,908 158,205,977
14.6
Lifecycle Index 2030 279,267,054 94,134,588 227,946,638 67,697,748
14.7
Lifecycle Index 2035 310,980,832 55,154,021 238,339,264 34,094,101
14.8
Lifecycle Index 2040 329,828,012 68,749,854 225,270,002 7,375,304
14.9
Lifecycle Index 2045 280,029,765 18,138,624 185,063,587 163,058
15.01
Lifecycle Index 2050 246,125,729 2,339,468 152,823,925 –
15.1
Lifecycle Index 2055 142,836,107 3,452 91,690,205 –
15.2
Lifecycle Index 2060 82,233,522 113,982 51,327,050 –
15.3
Lifecycle Index 2065 19,527,602 49,386 9,558,580 –
For the period 9/30/25 (commencement
of operations) through 5/31/26
Fund
Ordinary
Income
Long-Term
Capital Gains
15.4
Lifecycle Index 2070 $ 112,772 $ –

69
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services
Agreement.
Under the terms of Retirement Class Service Agreements with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreements.
Under the terms of a distribution Rule 12b-1 plan, the Premier Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated Nuveen Funds) exceeds the following percentages of average daily net assets for each class:
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/25 Prior to 10/1/25
Lifecycle Index Retirement Income 0.090% 0.082% 0.081%
Lifecycle Index 2010 0.090 0.081 0.081
Lifecycle Index 2015 0.090 0.080 0.079
Lifecycle Index 2020 0.090 0.075 0.075
Lifecycle Index 2025 0.090 0.071 0.070
Lifecycle Index 2030 0.090 0.066 0.066
Lifecycle Index 2035 0.090 0.061 0.062
Lifecycle Index 2040 0.090 0.056 0.057
Lifecycle Index 2045 0.090 0.055 0.057
Lifecycle Index 2050 0.090 0.054 0.056
Lifecycle Index 2055 0.090 0.054 0.056
Lifecycle Index 2060 0.090 0.054 0.056
Lifecycle Index 2065 0.090 0.054 0.057
Lifecycle Index 2070 0.090 0.057 -
Maximum Expense Amounts
Class I Premier Class Class R6 Retirement Class
Fund
Effective
10/1/25*
Prior to
10/1/25
Effective
10/1/25*
Prior to
10/1/25
Effective
10/1/25*
Prior to
10/1/25
Effective
10/1/25*
Prior to
10/1/25
Lifecycle Index Retirement Income 0.168% 0.169% 0.168% 0.169% 0.018% 0.019% 0.268% 0.269%
Lifecycle Index 2010 0.169 0.169 0.169 0.169 0.019 0.019 0.269 0.269
Lifecycle Index 2015 0.170 0.171 0.170 0.171 0.020 0.021 0.270 0.271
Lifecycle Index 2020 0.175 0.175 0.175 0.175 0.025 0.025 0.275 0.275
Lifecycle Index 2025 0.179 0.180 0.179 0.180 0.029 0.030 0.279 0.280
Lifecycle Index 2030 0.184 0.184 0.184 0.184 0.034 0.034 0.284 0.284
Lifecycle Index 2035 0.189 0.188 0.189 0.188 0.039 0.038 0.289 0.288
Lifecycle Index 2040 0.194 0.193 0.194 0.193 0.044 0.043 0.294 0.293
Lifecycle Index 2045 0.195 0.193 0.195 0.193 0.045 0.043 0.295 0.293
Lifecycle Index 2050 0.196 0.194 0.196 0.194 0.046 0.044 0.296 0.294
Lifecycle Index 2055 0.196 0.194 0.196 0.194 0.046 0.044 0.296 0.294
Lifecycle Index 2060 0.196 0.194 0.196 0.194 0.046 0.044 0.296 0.294
Lifecycle Index 2065 0.196 0.193 0.196 0.193 0.046 0.043 0.296 0.293
Lifecycle Index 2070 0.193 - 0.193 - 0.043 - 0.293 -
*   The expense reimbursement agreements will continue through at least September 30, 2026, unless changed with approval of the Board.

Notes to Financial Statements
(continued)
70
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/
or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Affiliated Owned Shares: The following is the percentage of the Funds’ shares owned by TIAA as of the end of the current fiscal period:
Affiliated Investment Companies: Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov.
A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://
www.nuveen.com/en-us/mutual-funds/prospectuses, https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 842-2252. Information regarding transactions with affiliated investment companies is as follows:
Fund Purchases Sales Realized Gain (Loss)
Lifecycle Index Retirement Income $ 110,593 $ 105,971 $ (816)
Lifecycle Index 2010 282,577 219,887 (3,766)
Lifecycle Index 2015 – 594,285 (5,678)
Lifecycle Index 2020 39,147 460,865 (3,323)
Lifecycle Index 2025 307,621 938,275 (4,159)
Lifecycle Index 2030 119,398 219,184 (1,040)
Lifecycle Index 2035 257,680 169,575 (751)
Lifecycle Index 2040 371,912 43,895 (696)
Lifecycle Index 2045 333,905 38,961 (139)
Lifecycle Index 2050 436,041 22,591 85
Lifecycle Index 2055 47,843 6,996 24
Lifecycle Index 2060 37,912 11,702 44
Lifecycle Index 2065 487,557 – –
Lifecycle Index 2070 4,944,839 522 6
Underlying Fund TIAA Total
15.4
Lifecycle Index 2070 53% 53%
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index Retirement Income
Nuveen Funds:
Bond Index,
Class W
$ 304,039,798 $ 64,960,053 $ 144,852,868 $ (7,546,092) $ 12,905,415 $ 229,506,306 23,709,329 $ 10,748,449 $ –
Emerging
Markets
Equity Index,
Class W
33,647,817 10,678,829 17,210,305 2,441,393 13,991,175 43,548,909 2,465,963 1,142,037 –
Equity Index,
Class W
203,994,808 35,934,007 69,304,410 5,786,610 44,849,482 221,260,497 4,241,957 2,641,654 2,479,104
High Yield
Corporate
Bond ETF
– 49,416,778 3,331,994 (34,111) (255,760) 45,794,913 1,844,338 1,605,967 –
Inflation Linked
Bond, Class
W
76,119,986 23,620,016 17,944,090 (518,325) 1,771,404 83,048,991 7,570,555 2,818,793 –
International
Aggregate
Bond ETF
– 62,377,764 4,370,440 (7,648) (409,612) 57,590,064 2,308,219 672,735 –
International
Equity Index,
Class W
75,054,666 20,702,567 33,908,865 4,702,260 8,731,865 75,282,493 2,468,278 3,001,010 –
Short Term
Bond Index,
Class W
76,036,914 29,331,662 21,993,640 (229,645) (108,758) 83,036,533 8,640,638 3,399,152 –
$768,893,989 $297,021,676 $312,916,612 $4,594,442 $81,475,211 $839,068,706 53,249,277 $26,029,797 $2,479,104

71
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2010
Nuveen Funds:
Bond Index,
Class W
$ 260,535,505 $ 43,031,381 $ 120,486,190 $ (8,919,696) $ 13,232,455 $ 187,393,455 19,358,828 $ 8,667,620 $ –
Emerging
Markets
Equity Index,
Class W
25,305,350 6,519,224 13,024,118 2,229,028 9,264,171 30,293,655 1,715,383 767,913 –
Equity Index,
Class W
153,425,112 20,342,475 55,585,888 19,833,353 16,201,356 154,216,408 2,956,603 1,775,951 1,666,669
High Yield
Corporate
Bond ETF
– 38,497,199 900,845 (19,722) (227,495) 37,349,137 1,504,194 1,280,767 –
Inflation Linked
Bond, Class
W
65,221,958 14,289,228 12,742,415 (469,657) 1,494,724 67,793,838 6,179,931 2,279,141 –
International
Aggregate
Bond ETF
– 48,445,355 1,100,845 (23,770) (351,791) 46,968,949 1,882,523 541,136 –
International
Equity Index,
Class W
56,448,252 11,772,059 25,008,240 5,500,474 3,757,683 52,470,228 1,720,335 2,016,880 –
Short Term
Bond Index,
Class W
96,960,435 29,273,152 17,985,197 (397,939) (45,095) 107,805,356 11,218,039 4,186,969 –
$657,896,612 $212,170,073 $246,833,738 $17,732,071 $43,326,008 $684,291,026 46,535,836 $21,516,377 $1,666,669
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2015
Nuveen Funds:
Bond Index,
Class W
$ 395,881,508 $ 39,590,070 $ 178,802,946 $ (14,220,093) $ 21,074,065 $ 263,522,604 27,223,410 $ 12,891,975 $ –
Emerging
Markets
Equity Index,
Class W
43,991,988 8,211,794 22,580,296 4,595,586 14,703,299 48,922,371 2,770,236 1,317,469 –
Equity Index,
Class W
266,715,179 18,006,335 96,855,250 56,345,329 4,306,513 248,518,106 4,764,534 3,048,321 2,860,747
High Yield
Corporate
Bond ETF
– 57,534,126 4,605,897 (50,911) (311,910) 52,565,408 2,117,012 1,883,026 –
Inflation Linked
Bond, Class
W
98,698,685 17,009,435 21,841,307 (879,822) 2,372,622 95,359,613 8,692,763 3,413,702 –
International
Aggregate
Bond ETF
– 69,710,974 3,047,433 (50,087) (509,053) 66,104,401 2,649,475 783,245 –
International
Equity Index,
Class W
98,130,474 13,649,361 42,910,454 11,817,357 3,819,689 84,506,427 2,770,703 3,465,225 –
Short Term
Bond Index,
Class W
98,590,267 25,061,531 19,626,561 (425,849) 15,128 103,614,516 10,781,948 4,187,335 –
$1,002,008,101 $248,773,626 $390,270,144 $57,131,510 $45,470,353 $963,113,446 61,770,081 $30,990,298 $2,860,747

Notes to Financial Statements
(continued)
72
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2020
Nuveen Funds:
Bond Index,
Class W
$ 1,158,264,084 $ 115,386,414 $ 522,696,073 $ (46,158,522) $ 66,479,886 $ 771,275,789 79,677,251 $ 38,039,627 $ –
Emerging
Markets
Equity Index,
Class W
148,450,166 22,854,941 74,248,723 15,859,455 49,209,802 162,125,641 9,180,387 4,424,404 –
Equity Index,
Class W
899,993,019 45,254,791 325,660,187 174,126,998 30,511,956 824,226,577 15,801,890 10,228,971 9,599,545
High Yield
Corporate
Bond ETF
– 148,374,852 10,756,281 (125,381) (825,568) 136,667,622 5,504,133 4,893,050 –
Inflation Linked
Bond, Class
W
236,645,669 45,622,684 51,683,804 (2,439,462) 6,083,454 234,228,541 21,351,736 8,306,636 –
International
Aggregate
Bond ETF
– 207,467,351 12,152,500 (156,981) (1,469,623) 193,688,247 7,763,056 2,306,881 –
International
Equity Index,
Class W
331,129,768 40,430,445 144,308,020 38,909,191 14,213,132 280,374,516 9,192,607 11,620,079 –
Short Term
Bond Index,
Class W
236,401,887 47,726,034 49,218,445 (1,153,598) 286,884 234,042,762 24,354,086 9,847,456 –
$3,010,884,593 $673,117,512 $1,190,724,033 $178,861,700 $164,489,923 $2,836,629,695 172,825,146 $89,667,104 $9,599,545
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2025
Nuveen Funds:
Bond Index,
Class W
$ 2,251,287,349 $ 249,762,823 $ 953,002,788 $ (95,399,168) $ 134,778,887 $ 1,587,427,103 163,990,403 $ 76,767,859 $ –
Emerging
Markets
Equity Index,
Class W
330,055,510 47,904,130 152,310,330 30,880,038 117,477,149 374,006,497 21,178,171 10,217,082 –
Equity Index,
Class W
2,000,942,246 83,757,428 648,007,461 316,726,819 146,887,896 1,900,306,928 36,432,265 23,610,895 22,158,028
High Yield
Corporate
Bond ETF
– 258,287,187 19,343,163 (212,222) (1,407,059) 237,324,743 9,557,984 8,436,402 –
Inflation Linked
Bond, Class
W
354,046,919 80,787,972 71,639,788 (4,167,173) 9,757,744 368,785,674 33,617,655 12,771,123 –
International
Aggregate
Bond ETF
– 434,256,700 31,941,711 (276,876) (2,938,188) 399,099,925 15,995,989 4,726,478 –
International
Equity Index,
Class W
736,201,441 84,957,122 295,714,315 72,327,579 49,131,110 646,902,937 21,209,932 26,845,229 –
Short Term
Bond Index,
Class W
353,641,730 90,548,688 74,287,735 (1,981,349) 568,482 368,489,816 38,344,414 15,261,834 –
$6,026,175,195 $1,330,262,050 $2,246,247,291 $317,897,648 $454,256,021 $5,882,343,623 340,326,813 $178,636,902 $22,158,028

73
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2030
Nuveen Funds:
Bond Index,
Class W
$ 2,939,842,691 $ 491,437,851 $ 1,126,116,779 $ (118,133,498) $ 167,828,278 $ 2,354,858,543 243,270,511 $ 106,139,289 $ –
Emerging
Markets
Equity Index,
Class W
558,062,420 97,971,160 225,146,034 37,667,760 225,715,216 694,270,522 39,313,167 18,192,576 –
Equity Index,
Class W
3,384,250,543 186,874,761 863,971,662 294,706,821 524,054,110 3,525,914,573 67,598,055 42,101,397 39,510,739
High Yield
Corporate
Bond ETF
– 324,338,562 13,670,833 (219,785) (1,867,085) 308,580,859 12,427,743 10,572,724 –
Inflation Linked
Bond, Class
W
343,154,615 112,095,619 53,873,292 (4,793,817) 10,620,477 407,203,602 37,119,745 12,898,608 –
International
Aggregate
Bond ETF
– 637,186,359 39,082,701 (418,527) (4,253,448) 593,431,683 23,784,837 6,810,317 –
International
Equity Index,
Class W
1,245,997,509 155,194,432 416,105,459 85,101,653 130,149,894 1,200,338,029 39,355,345 47,824,952 –
Short Term
Bond Index,
Class W
342,975,061 126,322,236 60,583,447 (1,928,454) 236,948 407,022,344 42,354,042 15,781,130 –
$8,814,282,839 $2,131,420,980 $2,798,550,207 $291,982,153 $1,052,484,390 $9,491,620,155 505,223,445 $260,320,993 $39,510,739
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2035
Nuveen Funds:
Bond Index,
Class W
$ 2,818,383,687 $ 587,561,259 $ 1,056,297,244 $ (96,322,179) $ 143,603,897 $ 2,396,929,420 247,616,676 $ 104,815,724 $ –
Emerging
Markets
Equity Index,
Class W
693,703,470 131,507,271 261,014,113 41,344,059 292,426,486 897,967,173 50,847,518 23,029,016 –
Equity Index,
Class W
4,204,684,542 257,577,262 936,430,325 208,070,364 829,137,446 4,563,039,289 87,481,581 53,219,204 49,944,427
High Yield
Corporate
Bond ETF
– 278,042,867 10,140,216 (190,144) (1,605,300) 266,107,207 10,717,165 8,913,526 –
Inflation Linked
Bond, Class
W
184,771,953 91,929,239 30,628,029 (3,361,431) 6,742,227 249,453,959 22,739,650 7,267,519 –
International
Aggregate
Bond ETF
– 648,317,260 38,750,043 (429,905) (4,200,136) 604,937,176 24,245,979 6,860,217 –
International
Equity Index,
Class W
1,546,879,811 212,969,173 476,942,008 86,815,810 185,955,342 1,555,678,128 51,005,840 60,446,645 –
Short Term
Bond Index,
Class W
184,648,230 98,763,533 33,066,784 (884,508) (204,897) 249,255,574 25,937,104 9,122,647 –
$9,633,071,693 $2,306,667,864 $2,843,268,762 $235,042,066 $1,451,855,065 $10,783,367,926 520,591,513 $273,674,498 $49,944,427

Notes to Financial Statements
(continued)
74
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2040
Nuveen Funds:
Bond Index,
Class W
$ 2,175,057,354 $ 569,356,645 $ 793,633,884 $ (59,708,421) $ 95,558,027 $ 1,986,629,721 205,230,343 $ 82,752,961 $ –
Emerging
Markets
Equity Index,
Class W
863,160,406 171,484,908 313,643,712 47,794,542 369,392,020 1,138,188,164 64,450,066 28,542,268 –
Equity Index,
Class W
5,229,216,814 341,882,799 1,087,644,601 197,360,604 1,096,608,409 5,777,424,025 110,763,497 66,021,527 61,958,974
High Yield
Corporate
Bond ETF
– 203,791,866 6,219,647 (137,130) (1,159,079) 196,276,010 7,904,793 6,367,900 –
Inflation Linked
Bond, Class
W
– 40,048,604 380,347 1,379 277,135 39,946,771 3,641,456 323,975 –
International
Aggregate
Bond ETF
– 531,324,679 24,392,410 (493,289) (3,569,460) 502,869,520 20,155,091 5,539,592 –
International
Equity Index,
Class W
1,923,667,628 251,678,498 547,371,550 97,115,583 241,941,254 1,967,031,413 64,492,833 75,001,719 –
Short Term
Bond Index,
Class W
– 74,028,876 30,287,081 (28,054) (191,975) 43,521,766 4,528,800 861,287 –
$10,191,102,202 $2,183,596,875 $2,803,573,232 $281,905,214 $1,798,856,331 $11,651,887,390 481,166,879 $265,411,229 $61,958,974
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2045
Nuveen Funds:
Bond Index,
Class W
$ 1,192,597,095 $ 398,344,039 $ 438,577,512 $ (29,199,908) $ 48,479,468 $ 1,171,643,182 121,037,519 $ 47,250,212 $ –
Emerging
Markets
Equity Index,
Class W
816,871,300 180,127,481 279,964,929 40,777,727 363,238,118 1,121,049,697 63,479,598 27,705,157 –
Equity Index,
Class W
4,945,983,702 462,361,542 967,248,255 88,878,167 1,161,966,405 5,691,941,561 109,124,646 64,126,053 60,180,136
High Yield
Corporate
Bond ETF
– 95,967,574 2,071,836 (45,804) (536,336) 93,313,598 3,758,099 2,924,171 –
International
Aggregate
Bond ETF
– 315,499,369 16,561,304 (439,941) (1,973,462) 296,524,662 11,884,756 3,223,305 –
International
Equity Index,
Class W
1,820,545,161 286,969,811 499,602,253 77,337,433 251,636,738 1,936,886,890 63,504,488 72,830,657 –
$8,775,997,258 $1,739,269,816 $2,204,026,089 $177,307,674 $1,822,810,931 $10,311,359,590 372,789,106 $218,059,555 $60,180,136

75
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2050
Nuveen Funds:
Bond Index,
Class W
$ 737,968,816 $ 254,351,455 $ 258,887,306 $ (19,099,799) $ 30,710,832 $ 745,043,998 76,967,355 $ 29,753,347 $ –
Emerging
Markets
Equity Index,
Class W
737,291,829 168,816,027 242,549,126 34,675,232 333,376,203 1,031,610,165 58,415,072 25,095,978 –
Equity Index,
Class W
4,465,351,510 475,872,588 837,988,289 67,246,450 1,071,051,472 5,241,533,731 100,489,527 57,991,816 54,423,363
High Yield
Corporate
Bond ETF
– 12,165,568 – – (41,005) 12,124,563 488,303 245,423 –
International
Aggregate
Bond ETF
– 201,336,006 12,016,245 (162,891) (1,257,372) 187,899,498 7,531,042 2,054,701 –
International
Equity Index,
Class W
1,643,791,276 284,381,053 444,859,798 62,639,257 236,134,653 1,782,086,441 58,429,064 66,009,319 –
$7,584,403,431 $1,396,922,697 $1,796,300,764 $145,298,249 $1,669,974,783 $9,000,298,396 302,320,363 $181,150,584 $54,423,363
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2055
Nuveen Funds:
Bond Index,
Class W
$ 405,382,122 $ 149,061,835 $ 141,413,145 $ (8,287,846) $ 14,573,483 $ 419,316,449 43,317,815 $ 16,546,122 $ –
Emerging
Markets
Equity Index,
Class W
469,028,621 136,641,281 150,257,929 17,336,601 223,831,210 696,579,784 39,443,929 16,480,389 –
Equity Index,
Class W
2,839,218,526 430,674,291 474,583,830 26,801,578 719,129,178 3,541,239,743 67,891,866 38,081,921 35,738,597
International
Aggregate
Bond ETF
– 112,129,522 5,952,842 (99,528) (682,014) 105,395,138 4,224,254 1,143,381 –
International
Equity Index,
Class W
1,044,610,076 233,003,175 268,890,824 30,411,949 165,022,649 1,204,157,025 39,480,558 43,288,314 –
$4,758,239,345 $1,061,510,104 $1,041,098,570 $66,162,754 $1,121,874,506 $5,966,688,139 194,358,422 $115,540,127 $35,738,597
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2060
Nuveen Funds:
Bond Index,
Class W
$ 203,466,221 $ 88,076,392 $ 76,500,665 $ (2,848,954) $ 6,077,273 $ 218,270,267 22,548,581 $ 8,538,252 $ –
Emerging
Markets
Equity Index,
Class W
278,150,768 97,350,633 97,943,030 11,611,850 135,709,002 424,879,223 24,058,846 10,176,271 –
Equity Index,
Class W
1,682,219,082 360,585,400 333,051,505 8,789,786 441,660,459 2,160,203,222 41,414,939 23,529,692 22,081,821
International
Aggregate
Bond ETF
– 59,061,602 4,173,468 (39,218) (353,326) 54,495,590 2,184,192 591,964 –
International
Equity Index,
Class W
619,201,078 174,802,034 179,668,840 18,307,983 101,834,787 734,477,042 24,081,214 26,773,693 –
$2,783,037,149 $779,876,061 $691,337,508 $35,821,447 $684,928,195 $3,592,325,344 114,287,772 $69,609,872 $22,081,821

Notes to Financial Statements
(continued)
76
9. Subsequent Events
Investment Adviser and Sub-Adviser: On or about the close of business on July 31, 2026, the Adviser is expected to merge into
Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, Nuveen Fund Advisors, LLC (“Nuveen
Fund Advisors”) will become the investment adviser and Nuveen Asset Management will become the sub-adviser to the Funds. The
Adviser, Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately,
TIAA.
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2065
Nuveen Funds:
Bond Index,
Class W
$ 37,438,185 $ 29,665,679 $ 11,394,167 $ (27,351) $ 481,683 $ 56,164,029 5,802,069 $ 1,816,237 $ –
Emerging
Markets
Equity Index,
Class W
61,877,119 43,685,927 14,579,604 302,424 38,548,542 129,834,408 7,351,892 2,604,366 –
Equity Index,
Class W
373,924,587 215,439,205 47,847,229 197,474 118,398,050 660,112,087 12,655,523 6,028,640 5,657,674
International
Aggregate
Bond ETF
– 14,398,548 492,423 (12,712) (85,235) 13,808,178 553,434 138,469 –
International
Equity Index,
Class W
137,828,838 81,125,733 25,214,848 521,858 30,179,528 224,441,109 7,358,725 6,853,821 –
$611,068,729 $384,315,092 $99,528,271 $981,693 $187,522,568 $1,084,359,811 33,721,643 $17,441,533 $5,657,674
Issue
Value at
9/30/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifecycle Index 2070
Nuveen Funds:
Bond Index,
Class W
$ – $ 460,694 $ 19,396 $ (171) $ (2,517) $ 438,610 45,311 $ 6,363 $ –
Emerging
Markets
Equity Index,
Class W
– 1,135,456 61,278 1,194 195,680 1,271,052 71,973 16,590 –
Equity Index,
Class W
– 6,096,406 167,976 818 536,561 6,465,809 123,961 38,307 35,951
International
Aggregate
Bond ETF
– 109,726 – – (270) 109,456 4,387 837 –
International
Equity Index,
Class W
– 2,199,075 134,400 2,042 140,813 2,207,530 72,378 43,554 –
$– $10,001,357 $383,050 $3,883 $870,267 $10,492,457 318,010 $105,651 $35,951

Important Tax Information
77
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Fund
Net Long-Term
Capital Gains
14.1
Lifecycle Index Retirement Income $ 2,192,044
14.2
Lifecycle Index 2010 17,715,701
14.3
Lifecycle Index 2015 43,915,289
14.4
Lifecycle Index 2020 119,526,200
14.5
Lifecycle Index 2025 183,862,852
14.6
Lifecycle Index 2030 110,352,957
14.7
Lifecycle Index 2035 64,940,549
14.8
Lifecycle Index 2040 81,535,168
14.9
Lifecycle Index 2045 26,738,562
15.01
Lifecycle Index 2050 9,718,903
15.1
Lifecycle Index 2055 4,626,987
15.2
Lifecycle Index 2060 2,969,202
15.3
Lifecycle Index 2065 461,277
15.4
Lifecycle Index 2070 –
Fund Percentage
14.1
Lifecycle Index Retirement Income 8 .6%
14.2
Lifecycle Index 2010 6 .8
14.3
Lifecycle Index 2015 8 .2
14.4
Lifecycle Index 2020 9 .4
14.5
Lifecycle Index 2025 10 .9
14.6
Lifecycle Index 2030 12 .9
14.7
Lifecycle Index 2035 14 .6
14.8
Lifecycle Index 2040 17 .0
14.9
Lifecycle Index 2045 19 .4
15.01
Lifecycle Index 2050 19 .9
15.1
Lifecycle Index 2055 22 .5
15.2
Lifecycle Index 2060 24 .1
15.3
Lifecycle Index 2065 26 .0
15.4
Lifecycle Index 2070 28 .5

Important Tax Information
(continued)
78
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund Percentage
14.1
Lifecycle Index Retirement Income 17 .6%
14.2
Lifecycle Index 2010 13 .9
14.3
Lifecycle Index 2015 16 .7
14.4
Lifecycle Index 2020 19 .1
14.5
Lifecycle Index 2025 22 .3
14.6
Lifecycle Index 2030 26 .3
14.7
Lifecycle Index 2035 29 .8
14.8
Lifecycle Index 2040 34 .7
14.9
Lifecycle Index 2045 39 .6
15.01
Lifecycle Index 2050 40 .8
15.1
Lifecycle Index 2055 46 .0
15.2
Lifecycle Index 2060 49 .2
15.3
Lifecycle Index 2065 53 .0
15.4
Lifecycle Index 2070 58 .2
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
14.1
Lifecycle Index Retirement Income $ 3,189,835 $ 0.06956 $ 259,539 $ 0.00566
14.2
Lifecycle Index 2010 2,144,111 0.05622 174,477 0.00458
14.3
Lifecycle Index 2015 3,682,222 0.07156 299,529 0.00582
14.4
Lifecycle Index 2020 12,353,229 0.09193 1,005,254 0.00748
14.5
Lifecycle Index 2025 28,535,282 0.11884 2,321,821 0.00967
14.6
Lifecycle Index 2030 50,827,988 0.15417 4,135,157 0.01254
14.7
Lifecycle Index 2035 64,271,977 0.19479 5,230,995 0.01585
14.8
Lifecycle Index 2040 79,721,121 0.25122 6,486,478 0.02044
14.9
Lifecycle Index 2045 77,404,220 0.29814 6,297,316 0.02426
15.01
Lifecycle Index 2050 70,142,414 0.31955 5,705,672 0.02599
15.1
Lifecycle Index 2055 46,017,948 0.25815 3,744,637 0.02101
15.2
Lifecycle Index 2060 28,447,746 0.20746 2,313,891 0.01687
15.3
Lifecycle Index 2065 7,281,800 0.12658 592,250 0.01030
15.4
Lifecycle Index 2070 46,307 0.04947 3,769 0.00403

Report of Independent Registered Public Accounting Firm
1
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Lifestyle Income Fund, Nuveen Lifestyle Conservative Fund,
Nuveen Lifestyle Moderate Fund, Nuveen Lifestyle Growth Fund, Nuveen Lifestyle Aggressive Growth Fund and Nuveen Managed
Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Lifestyle
Income Fund, Nuveen Lifestyle Conservative Fund, Nuveen Lifestyle Moderate Fund, Nuveen Lifestyle Growth Fund, Nuveen Lifestyle
Aggressive Growth Fund and Nuveen Managed Allocation Fund (six of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of May 31, 2026, the related statements of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of May 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2026 and each of the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Lifestyle Income
Portfolio of Investments May 31, 2026
2
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—79.6%
1,535,088
Nuveen Core Bond Fund, Class R6 $ 14,076,759
1,531,726
Nuveen Core Plus Bond Fund, Class R6 14,091,877
2,783,843
Nuveen Short Term Bond Fund, Class R6 28,228,168
TOTAL FIXED INCOME 56,396,804
INTERNATIONAL EQUITY—7.1%
77,655
Nuveen Emerging Markets Equity Fund, Class R6 960,591
76,507
Nuveen International Equity Fund, Class R6 1,286,852
83,129
Nuveen International Opportunities Fund, Class R6 1,480,535
15,106
Nuveen International Value Fund, Class I 606,824
44,125
Nuveen Quant International Small Cap Equity Fund, Class R6 690,109
TOTAL INTERNATIONAL EQUITY 5,024,911
U.S. EQUITY—13.2%
77,279
Nuveen Core Equity Fund, Class R6 1,255,016
24,042
Nuveen Dividend Growth Fund, Class R6 1,509,367
84,481
Nuveen Dividend Value Fund, Class R6 1,409,994
34,691
Nuveen Growth Opportunities ETF 1,521,200
49,034
Nuveen Large Cap Growth Fund, Class R6 1,537,699
56,415
Nuveen Large Cap Value Fund, Class R6 1,483,713
6,368
Nuveen Quant Small Cap Equity Fund, Class R6 148,430
7,953
Nuveen Small Cap Select Fund, Class R6 141,322
18,087
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 340,947
TOTAL U.S. EQUITY 9,347,688
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $66,455,020) 70,769,403
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$66,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 66,000
TOTAL REPURCHASE AGREEMENT 66,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $66,000) 66,000
TOTAL INVESTMENTS—100.0%
(Cost $66,521,020) 70,835,403
OTHER ASSETS & LIABILITIES, NET—0.0% 12,357
NET ASSETS—100.0% $ 70,847,760
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $66,020 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 1.625%
and maturity date 10/15/29, valued at $67,358.

Portfolio of Investments May 31, 2026
Lifestyle Conservative
3
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%(a)
FIXED INCOME—59.6%
3,507,883
Nuveen Core Bond Fund, Class R6 $ 32,167,287
10,502,890
Nuveen Core Plus Bond Fund, Class R6 96,626,592
6,378,672
Nuveen Short Term Bond Fund, Class R6 64,679,739
TOTAL FIXED INCOME 193,473,618
INTERNATIONAL EQUITY—14.2%
708,917
Nuveen Emerging Markets Equity Fund, Class R6 8,769,304
699,709
Nuveen International Equity Fund, Class R6 11,769,106
759,851
Nuveen International Opportunities Fund, Class R6 13,532,947
137,691
Nuveen International Value Fund, Class I 5,531,046
403,336
Nuveen Quant International Small Cap Equity Fund, Class R6 6,308,174
TOTAL INTERNATIONAL EQUITY 45,910,577
U.S. EQUITY—26.3%
710,503
Nuveen Core Equity Fund, Class R6 11,538,566
219,062
Nuveen Dividend Growth Fund, Class R6 13,752,733
774,780
Nuveen Dividend Value Fund, Class R6 12,931,080
307,763
Nuveen Growth Opportunities ETF 13,495,407
458,536
Nuveen Large Cap Growth Fund, Class R6 14,379,674
515,318
Nuveen Large Cap Value Fund, Class R6 13,552,870
58,246
Nuveen Quant Small Cap Equity Fund, Class R6 1,357,714
72,724
Nuveen Small Cap Select Fund, Class R6 1,292,314
165,670
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 3,122,875
TOTAL U.S. EQUITY 85,423,233
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $284,590,433) 324,807,428
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$487,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 487,000
TOTAL REPURCHASE AGREEMENT 487,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $487,000) 487,000
TOTAL INVESTMENTS—100.2%
(Cost $285,077,433) 325,294,428
OTHER ASSETS & LIABILITIES, NET—(0.2)% (795,365)
NET ASSETS—100.0% $ 324,499,063
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $487,145 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/29, valued at $496,828.

Lifestyle Moderate
Portfolio of Investments May 31, 2026
4
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.5%
26,845,401
Nuveen Core Plus Bond Fund, Class R6 $ 246,977,689
TOTAL FIXED INCOME 246,977,689
INTERNATIONAL EQUITY—21.1%
2,035,777
Nuveen Emerging Markets Equity Fund, Class R6 25,182,558
2,008,528
Nuveen International Equity Fund, Class R6 33,783,436
2,180,866
Nuveen International Opportunities Fund, Class R6 38,841,224
395,426
Nuveen International Value Fund, Class I 15,884,248
1,155,406
Nuveen Quant International Small Cap Equity Fund, Class R6 18,070,553
TOTAL INTERNATIONAL EQUITY 131,762,019
U.S. EQUITY—39.3%
2,036,929
Nuveen Core Equity Fund, Class R6 33,079,733
625,357
Nuveen Dividend Growth Fund, Class R6 39,259,915
2,227,920
Nuveen Dividend Value Fund, Class R6 37,183,985
884,226
Nuveen Growth Opportunities ETF 38,773,310
1,316,927
Nuveen Large Cap Growth Fund, Class R6 41,298,832
1,482,249
Nuveen Large Cap Value Fund, Class R6 38,983,140
167,452
Nuveen Quant Small Cap Equity Fund, Class R6 3,903,302
208,960
Nuveen Small Cap Select Fund, Class R6 3,713,226
475,366
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 8,960,652
TOTAL U.S. EQUITY 245,156,095
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $504,092,101) 623,895,803
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$477,000 (b) Fixed Income Clearing Corporation 3 .620% 06/01/26 477,000
TOTAL REPURCHASE AGREEMENT 477,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $477,000) 477,000
TOTAL INVESTMENTS—100.0%
(Cost $504,569,101) 624,372,803
OTHER ASSETS & LIABILITIES, NET—0.0% 46,571
NET ASSETS—100.0% $ 624,419,374
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.620% dated 5/29/26 to be repurchased at $477,144 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
4.000% and maturity date 12/15/27, valued at $486,665.

Portfolio of Investments May 31, 2026
Lifestyle Growth
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—19.7%
7,597,970
Nuveen Core Plus Bond Fund, Class R6 $ 69,901,327
TOTAL FIXED INCOME 69,901,327
INTERNATIONAL EQUITY—28.0%
1,535,083
Nuveen Emerging Markets Equity Fund, Class R6 18,988,982
1,514,583
Nuveen International Equity Fund, Class R6 25,475,293
1,645,036
Nuveen International Opportunities Fund, Class R6 29,298,087
299,654
Nuveen International Value Fund, Class I 12,037,114
871,938
Nuveen Quant International Small Cap Equity Fund, Class R6 13,637,105
TOTAL INTERNATIONAL EQUITY 99,436,581
U.S. EQUITY—52.2%
1,534,236
Nuveen Core Equity Fund, Class R6 24,915,995
470,863
Nuveen Dividend Growth Fund, Class R6 29,560,765
1,679,662
Nuveen Dividend Value Fund, Class R6 28,033,562
668,518
Nuveen Growth Opportunities ETF 29,314,514
993,346
Nuveen Large Cap Growth Fund, Class R6 31,151,323
1,121,828
Nuveen Large Cap Value Fund, Class R6 29,504,088
126,148
Nuveen Quant Small Cap Equity Fund, Class R6 2,940,510
157,565
Nuveen Small Cap Select Fund, Class R6 2,799,928
358,204
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,752,145
TOTAL U.S. EQUITY 184,972,830
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $260,723,846) 354,310,738
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$264,000 (b) Fixed Income Clearing Corporation 3 .620% 06/01/26 264,000
TOTAL REPURCHASE AGREEMENT 264,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $264,000) 264,000
TOTAL INVESTMENTS—100.0%
(Cost $260,987,846) 354,574,738
OTHER ASSETS & LIABILITIES, NET—0.0% 3,511
NET ASSETS—100.0% $ 354,578,249
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.620% dated 5/29/26 to be repurchased at $264,080 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 3/15/28, valued at $269,391.

Lifestyle Aggressive Growth
Portfolio of Investments May 31, 2026
6
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
INTERNATIONAL EQUITY—35.0%
1,573,959
Nuveen Emerging Markets Equity Fund, Class R6 $ 19,469,878
1,551,034
Nuveen International Equity Fund, Class R6 26,088,385
1,687,077
Nuveen International Opportunities Fund, Class R6 30,046,845
309,195
Nuveen International Value Fund, Class I 12,420,369
892,077
Nuveen Quant International Small Cap Equity Fund, Class R6 13,952,078
TOTAL INTERNATIONAL EQUITY 101,977,555
U.S. EQUITY—65.0%
1,571,487
Nuveen Core Equity Fund, Class R6 25,520,948
483,108
Nuveen Dividend Growth Fund, Class R6 30,329,513
1,723,874
Nuveen Dividend Value Fund, Class R6 28,771,461
689,136
Nuveen Growth Opportunities ETF 30,218,614
1,018,058
Nuveen Large Cap Growth Fund, Class R6 31,926,286
1,148,633
Nuveen Large Cap Value Fund, Class R6 30,209,043
129,194
Nuveen Quant Small Cap Equity Fund, Class R6 3,011,513
161,605
Nuveen Small Cap Select Fund, Class R6 2,871,726
367,225
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 6,922,187
TOTAL U.S. EQUITY 189,781,291
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $197,325,446) 291,758,846
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$366,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 366,000
TOTAL REPURCHASE AGREEMENT 366,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $366,000) 366,000
TOTAL INVESTMENTS—100.1%
(Cost $197,691,446) 292,124,846
OTHER ASSETS & LIABILITIES, NET—(0.1)% (317,493)
NET ASSETS—100.0% $ 291,807,353
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $366,109 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $373,419.

Portfolio of Investments May 31, 2026
Managed Allocation
7
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.5%
40,841,719
Nuveen Core Plus Bond Fund, Class R6 $ 375,743,817
TOTAL FIXED INCOME 375,743,817
INTERNATIONAL EQUITY—21.1%
3,090,115
Nuveen Emerging Markets Equity Fund, Class R6 38,224,727
3,056,606
Nuveen International Equity Fund, Class R6 51,412,105
3,320,626
Nuveen International Opportunities Fund, Class R6 59,140,344
601,701
Nuveen International Value Fund, Class I 24,170,321
1,770,404
Nuveen Quant International Small Cap Equity Fund, Class R6 27,689,114
TOTAL INTERNATIONAL EQUITY 200,636,611
U.S. EQUITY—39.3%
3,106,933
Nuveen Core Equity Fund, Class R6 50,456,591
948,823
Nuveen Dividend Growth Fund, Class R6 59,567,086
3,388,509
Nuveen Dividend Value Fund, Class R6 56,554,219
1,346,005
Nuveen Growth Opportunities ETF 59,022,319
2,002,692
Nuveen Large Cap Growth Fund, Class R6 62,804,420
2,256,175
Nuveen Large Cap Value Fund, Class R6 59,337,401
254,327
Nuveen Quant Small Cap Equity Fund, Class R6 5,928,368
317,867
Nuveen Small Cap Select Fund, Class R6 5,648,493
722,092
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 13,611,428
TOTAL U.S. EQUITY 372,930,325
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $732,287,231) 949,310,753
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$812,000 (b) Fixed Income Clearing Corporation 3 .580% 06/01/26 812,000
TOTAL REPURCHASE AGREEMENT 812,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $812,000) 812,000
TOTAL INVESTMENTS—100.0%
(Cost $733,099,231) 950,122,753
OTHER ASSETS & LIABILITIES, NET—(0.0)% (103,016)
NET ASSETS—100.0% $ 950,019,737
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 3.580% dated 5/29/26 to be repurchased at $812,242 on 6/1/26, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 4/30/31, valued at $828,348.

Statement of Assets and Liabilities
See Notes to Financial Statements
8
May 31, 2026
16.1
Lifestyle Income
16.2
Lifestyle Conservative
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
ASSETS
Affiliated investments, at value
‡
$ 70,769,403 $ 324,807,428 $ 623,895,803 $ 354,310,738
Short-term investments, at value
#
66,000 487,000 477,000 264,000
Cash 823 545 541 260
Receivables:
Dividends 215,425 739,993 985,255 277,649
Interest 20 145 144 80
Investments sold 235,622 1,455,815 2,888,447 1,319,332
Reimbursement from Adviser 10,709 12,422 14,355 22,596
Shares sold 5,939 17,127 363,151 139,301
Other 39,852 56,519 69,829 50,925
Total assets 71,343,793 327,576,994 628,694,525 356,384,881
LIABILITIES
Due to affiliates 3,194 3,357 3,524 3,357
Payables:
Management fees 6,106 27,438 52,592 29,801
Investments purchased - regular settlement 425,766 2,286,678 3,632,779 1,479,506
Shares redeemed 2 616,801 341,178 138,476
Service agreement fees 3,600 11,083 28,469 13,419
Accrued expenses:
Custodian fees 7,940 8,187 8,159 8,206
Professional fees 13,999 14,230 14,495 14,245
Shareholder reporting expenses 10,178 15,358 22,358 21,071
Shareholder servicing agent fees 5,277 25,680 50,915 31,469
Trustees fees 8,604 23,834 36,234 18,461
12b-1 distribution and service fees 8,864 43,190 81,292 45,997
Other 2,503 2,095 3,156 2,624
Total liabilities 496,033 3,077,931 4,275,151 1,806,632
Net assets $ 70,847,760 $ 324,499,063 $ 624,419,374 $ 354,578,249
NET ASSETS CONSIST OF:
Paid-in capital $ 68,973,274 $ 288,329,971 $ 505,956,401 $ 256,825,166
Total distributable earnings (loss) 1,874,486 36,169,092 118,462,973 97,753,083
Net assets $ 70,847,760 $ 324,499,063 $ 624,419,374 $ 354,578,249
‡
Affiliated investments, cost $ 66,455,020 $ 284,590,433 $ 504,092,101 $ 260,723,846
#
Short-term investments, cost $ 66,000 $ 487,000 $ 477,000 $ 264,000

See Notes to Financial Statements
9
16.5
Lifestyle Aggressive
Growth
18.1
Managed Allocation
$ 291,758,846 $ 949,310,753
366,000 812,000
930 674
– 1,499,492
109 242
656,852 4,617,247
12,334 725
81,658 13,169
46,192 245,479
292,922,921 956,499,781
3,318 2,683
24,540 –
727,980 5,836,783
233,074 96,398
16,394 13,889
8,134 8,217
14,188 14,527
15,570 23,576
26,651 94,033
13,623 204,655
29,487 181,512
2,609 3,771
1,115,568 6,480,044
$ 291,807,353 $ 950,019,737
$ 189,168,771 $ 724,134,118
102,638,582 225,885,619
$ 291,807,353 $ 950,019,737
$ 197,325,446 $ 732,287,231
$ 366,000 $ 812,000

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
10
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
May 31, 2026
16.1
Lifestyle Income
16.2
Lifestyle Conservative
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
CLASS A:
Net assets $ 41,740,465 $ 204,274,744 $ 386,033,934 $ 218,579,844
Shares outstanding 3,629,619 14,708,873 23,111,795 10,827,101
Net asset value ("NAV") per share $ 11 .50 $ 13 .89 $ 16 .70 $ 20 .19
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales
charge) $ 12 .20 $ 14 .74 $ 17 .72 $ 21 .42
CLASS I:
Net assets $ 135,204 $ 3,967,545 $ 7,438,583 $ 4,538,315
Shares outstanding 11,782 285,120 444,330 223,227
NAV and offering price per share $ 11 .48 $ 13 .92 $ 16 .74 $ 20 .33
PREMIER CLASS:
Net assets $ 25,956 $ 28,434 $ 27,817 $ 42,532
Shares outstanding 2,257 2,040 1,650 2,081
NAV and offering price per share $ 11 .50 $ 13 .94 $ 16 .86 $ 20 .44
CLASS R6:
Net assets $ 13,138,026 $ 63,701,001 $ 95,457,536 $ 67,748,922
Shares outstanding 1,141,331 4,576,424 5,699,685 3,328,758
NAV and offering price per share $ 11 .51 $ 13 .92 $ 16 .75 $ 20 .35
RETIREMENT CLASS:
Net assets $ 15,808,109 $ 52,527,339 $ 135,461,504 $ 63,668,636
Shares outstanding 1,374,700 3,779,999 8,104,787 3,146,693
NAV and offering price per share $ 11 .50 $ 13 .90 $ 16 .71 $ 20 .23
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
11
16.5
Lifestyle Aggressive
Growth
18.1
Managed Allocation
$ 140,533,357 $ 863,400,801
5,832,931 61,502,001
$ 24 .09 $ 14 .04
5.75% 5.75%
$ 25 .56 $ 14 .90
$ 6,784,027 $ –
279,061 –
$ 24 .31 $ –
$ 30,308 $ –
1,235 –
$ 24 .55 $ –
$ 67,192,836 $ 21,270,246
2,764,593 1,522,574
$ 24 .30 $ 13 .97
$ 77,266,825 $ 65,348,690
3,198,195 4,685,696
$ 24 .16 $ 13 .95
Unlimited Unlimited
$ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements
12
Year Ended May 31, 2026 16.1 Lifestyle Income 16.2 Lifestyle Conservative 16.3 Lifestyle Moderate
INVESTMENT INCOME
Dividends from affiliated investments $ 2,891,880 $ 10,546,662 $ 16,370,089
Interest 2,832 10,654 20,547
Total investment income 2,894,712 10,557,316 16,390,636
EXPENSES
Management fees 75,581 321,403 597,302
12b-1 distribution and service fees — Class A 108,406 511,438 934,209
12b-1 distribution and service fees — Premier Class 38 73 40
Shareholder servicing agent fees — Class A 17,871 87,478 176,473
Shareholder servicing agent fees — Class I 76 2,156 4,782
Shareholder servicing agent fees — Premier Class 68 72 49
Shareholder servicing agent fees — Class R6 633 2,018 1,065
Shareholder servicing agent fees — Retirement Class 49,197 128,020 320,412
Administrative service fees 23,614 24,859 26,218
Trustees fees 637 2,680 4,919
Custodian expenses 7,672 7,883 7,857
Overdraft expense 477 768 749
Professional fees 14,615 15,059 15,557
Registration fees 34,995 36,579 39,814
Shareholder reporting expenses 22,674 22,598 26,566
Other 22,835 24,084 24,755
Total expenses 379,389 1,187,168 2,180,767
Expenses reimbursed by the investment adviser (125,667) (133,228) (143,816)
Fee waiver by investment adviser (24) (207) (577)
Net expenses 253,698 1,053,733 2,036,374
Net investment income (loss) 2,641,014 9,503,583 14,354,262
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Affiliated investments 509,489 5,613,771 14,478,884
Distributions from affiliated investments 952,142 8,108,361 22,614,931
Net realized gain (loss) 1,461,631 13,722,132 37,093,815
Change in unrealized appreciation (depreciation) on:
Affiliated investments 2,293,900 16,507,075 45,089,741
Net change in unrealized appreciation (depreciation) 2,293,900 16,507,075 45,089,741
Net realized and unrealized gain (loss) 3,755,531 30,229,207 82,183,556
Net increase (decrease) in net assets from operations $ 6,396,545 $ 39,732,790 $ 96,537,818

See Notes to Financial Statements
13
16.4 Lifestyle Growth
16.5 Lifestyle Aggressive
Growth 18.1 Managed Allocation
$ 6,970,479 $ 3,973,115 $ 25,325,083
10,759 9,574 26,474
6,981,238 3,982,689 25,351,557
332,312 270,521 –
521,322 327,784 2,095,142
60 42 –
110,018 88,083 318,496
2,694 1,353 –
48 83 –
1,067 2,207 225
150,141 183,047 163,622
24,887 24,571 20,020
2,718 2,197 7,669
7,911 7,872 7,950
594 737 2,696
15,078 14,966 15,873
36,242 36,054 13,708
31,836 26,391 1,692
24,087 23,417 23,777
1,261,015 1,009,325 2,670,870
(150,527) (135,567) (409,492)
(427) (436) –
1,110,061 873,322 2,261,378
5,871,177 3,109,367 23,090,179
10,329,226 9,425,624 26,377,256
16,650,606 17,032,105 34,914,957
26,979,832 26,457,729 61,292,213
32,481,451 32,925,070 66,119,635
32,481,451 32,925,070 66,119,635
59,461,283 59,382,799 127,411,848
$ 65,332,460 $ 62,492,166 $ 150,502,027

Statement of Changes in Net Assets
See Notes to Financial Statements
14
16.1
Lifestyle Income
16.2
Lifestyle Conservative
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 2,641,014 $ 2,621,779 $ 9,503,583 $ 9,031,895
Net realized gain (loss) 1,461,631 148,176 13,722,132 4,527,869
Net change in unrealized appreciation
(depreciation) 2,293,900 1,999,453 16,507,075 8,277,969
Net increase (decrease) in net assets from
operations 6,396,545 4,769,408 39,732,790 21,837,733
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (1,485,278) (1,586,733) (10,725,923) (6,062,850)
Class I (2,937) (1,772) (190,261) (103,286)
Premier Class (901) (2,596) (2,660) (2,774)
Class R6 (458,098) (412,489) (3,452,408) (1,906,553)
Retirement Class (689,066) (708,926) (2,712,142) (1,492,298)
Total distributions (2,636,280) (2,712,516) (17,083,394) (9,567,761)
FUND SHARE TRANSACTIONS
Subscriptions 7,693,435 8,850,890 25,992,701 30,024,198
Reinvestments of distributions 2,571,344 2,644,803 16,905,791 9,450,933
Redemptions (18,683,365) (12,967,292) (49,524,122) (52,569,132)
Net increase (decrease) from Fund share
transactions (8,418,586) (1,471,599) (6,625,630) (13,094,001)
Net increase (decrease) in net assets (4,658,321) 585,293 16,023,766 (824,029)
Net assets at the beginning of period 75,506,081 74,920,788 308,475,297 309,299,326
Net assets at the end of period $ 70,847,760 $ 75,506,081 $ 324,499,063 $ 308,475,297

See Notes to Financial Statements
15
16.3
Lifestyle Moderate
16.4
Lifestyle Growth
16.5
Lifestyle Aggressive Growth
18.1
Managed Allocation
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
$ 14,354,262 $ 13,218,223 $ 5,871,177 $ 5,210,212 $ 3,109,367 $ 2,725,695 $ 23,090,179 $ 21,466,735
37,093,815 11,393,271 26,979,832 9,772,632 26,457,729 11,138,534 61,292,213 26,063,157
45,089,741 18,667,228 32,481,451 10,413,587 32,925,070 8,839,553 66,119,635 21,092,005
96,537,818 43,278,722 65,332,460 25,396,431 62,492,166 22,703,782 150,502,027 68,621,897
– – – – – – – –
(22,814,216) (9,764,344) (13,527,116) (4,898,847) (8,818,399) (3,156,606) (57,196,960) (32,852,489)
(442,145) (216,687) (297,147) (110,381) (395,284) (146,859) – –
(1,683) (1,878) (2,685) (843) (1,969) (528) – –
(5,603,104) (2,714,486) (3,937,651) (1,448,747) (4,236,825) (1,789,658) (1,460,644) (826,593)
(7,998,050) (3,294,845) (3,895,635) (1,477,529) (4,976,146) (1,697,346) (4,487,577) (2,707,155)
(36,859,198) (15,992,240) (21,660,234) (7,936,347) (18,428,623) (6,790,997) (63,145,181) (36,386,237)
51,233,360 48,796,547 26,253,604 22,738,055 27,060,140 25,902,344 21,944,415 21,813,779
36,586,176 15,761,815 21,489,929 7,880,941 18,260,874 6,735,535 61,012,328 35,171,527
(80,345,344) (97,538,697) (41,014,860) (50,152,352) (40,771,670) (53,206,898) (97,145,560) (93,476,010)
7,474,192 (32,980,335) 6,728,673 (19,533,356) 4,549,344 (20,569,019) (14,188,817) (36,490,704)
67,152,812 (5,693,853) 50,400,899 (2,073,272) 48,612,887 (4,656,234) 73,168,029 (4,255,044)
557,266,562 562,960,415 304,177,350 306,250,622 243,194,466 247,850,700 876,851,708 881,106,752
$ 624,419,374 $ 557,266,562 $ 354,578,249 $ 304,177,350 $ 291,807,353 $ 243,194,466 $ 950,019,737 $ 876,851,708

Financial Highlights
See Notes to Financial Statements
16
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.1
Lifestyle Income
Class A:
5/31/26 $ 10 .94 $ 0 .39 $ 0 .56 $ 0 .95 $ ( 0 .39 ) $ — $ ( 0 .39 ) $ 11 .50
5/31/25 10 .64 0 .37 0 .31 0 .68 ( 0 .38 ) — ( 0 .38 ) 10 .94
5/31/24 10 .21 0 .33 0 .43 0 .76 ( 0 .33 ) — ( 0 .33 ) 10 .64
5/31/23 10 .64 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .25 ) ( 0 .17 ) ( 0 .42 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
Class I:
5/31/26 10 .92 0 .42 0 .55 0 .97 ( 0 .41 ) — ( 0 .41 ) 11 .48
5/31/25 10 .65 0 .38 0 .32 0 .70 ( 0 .43 ) — ( 0 .43 ) 10 .92
5/31/24 10 .22 0 .35 0 .44 0 .79 ( 0 .36 ) — ( 0 .36 ) 10 .65
5/31/23 10 .65 0 .28 ( 0 .26 ) 0 .02 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 10 .22
5/31/22 11 .96 0 .20 ( 0 .95 ) ( 0 .75 ) ( 0 .24 ) ( 0 .32 ) ( 0 .56 ) 10 .65
Premier Class:
5/31/26 10 .94 0 .40 0 .56 0 .96 ( 0 .40 ) — ( 0 .40 ) 11 .50
5/31/25 10 .66 0 .37 0 .34 0 .71 ( 0 .43 ) — ( 0 .43 ) 10 .94
5/31/24 10 .23 0 .33 0 .45 0 .78 ( 0 .35 ) — ( 0 .35 ) 10 .66
5/31/23 10 .66 0 .28 ( 0 .27 ) 0 .01 ( 0 .27 ) ( 0 .17 ) ( 0 .44 ) 10 .23
5/31/22 11 .98 0 .19 ( 0 .96 ) ( 0 .77 ) ( 0 .23 ) ( 0 .32 ) ( 0 .55 ) 10 .66
Class R6:
5/31/26 10 .95 0 .42 0 .56 0 .98 ( 0 .42 ) — ( 0 .42 ) 11 .51
5/31/25 10 .65 0 .40 0 .32 0 .72 ( 0 .42 ) — ( 0 .42 ) 10 .95
5/31/24 10 .22 0 .36 0 .43 0 .79 ( 0 .36 ) — ( 0 .36 ) 10 .65
5/31/23 10 .65 0 .29 ( 0 .27 ) 0 .02 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 10 .22
5/31/22 11 .97 0 .21 ( 0 .96 ) ( 0 .75 ) ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 10 .65
Retirement Class:
5/31/26 10 .94 0 .39 0 .56 0 .95 ( 0 .39 ) — ( 0 .39 ) 11 .50
5/31/25 10 .64 0 .38 0 .31 0 .69 ( 0 .39 ) — ( 0 .39 ) 10 .94
5/31/24 10 .21 0 .33 0 .44 0 .77 ( 0 .34 ) — ( 0 .34 ) 10 .64
5/31/23 10 .64 0 .26 ( 0 .26 ) — ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
17
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
8 .81% $ 41,740 0 .56% 0 .40% 3 .44% 16%
6 .52 43,588 0 .66 0 .40 3 .41 16
7 .61 44,780 0 .66 0 .38 3 .21 19
0 .05 47,233 0 .61 0 .38 2 .55 16
( 6 .73 ) 55,202 0 .58 0 .35 1 .52 20
9 .01 135 0 .36 0 .19 3 .74 16
6 .67 25 0 .46 0 .20 3 .49 16
7 .85 101 0 .46 0 .19 3 .38 19
0 .30 105 0 .37 0 .15 2 .78 16
( 6 .55 ) 120 0 .35 0 .15 1 .72 20
8 .93 26 0 .69 0 .25 3 .58 16
6 .72 25 0 .58 0 .25 3 .38 16
7 .76 213 0 .55 0 .25 3 .24 19
0 .18 366 0 .49 0 .25 2 .69 16
( 6 .61 ) 349 0 .46 0 .25 1 .63 20
9 .13 13,138 0 .27 0 .10 3 .73 16
6 .84 11,866 0 .37 0 .10 3 .69 16
7 .91 10,985 0 .38 0 .10 3 .48 19
0 .34 13,663 0 .33 0 .10 2 .83 16
( 6 .56 ) 15,247 0 .30 0 .10 1 .78 20
8 .86 15,808 0 .52 0 .35 3 .48 16
6 .56 20,003 0 .61 0 .35 3 .46 16
7 .65 18,842 0 .63 0 .35 3 .23 19
0 .08 17,310 0 .58 0 .35 2 .57 16
( 6 .71 ) 20,443 0 .55 0 .35 1 .51 20

Financial Highlights
(continued)
See Notes to Financial Statements
18
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.2
Lifestyle Conservative
Class A:
5/31/26 $ 12 .94 $ 0 .39 $ 1 .28 $ 1 .67 $ ( 0 .39 ) $ ( 0 .33 ) $ ( 0 .72 ) $ 13 .89
5/31/25 12 .44 0 .36 0 .53 0 .89 ( 0 .39 ) — ( 0 .39 ) 12 .94
5/31/24 11 .47 0 .33 0 .98 1 .31 ( 0 .34 ) — ( 0 .34 ) 12 .44
5/31/23 12 .18 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .47
5/31/22 14 .22 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .18
Class I:
5/31/26 12 .96 0 .43 1 .28 1 .71 ( 0 .42 ) ( 0 .33 ) ( 0 .75 ) 13 .92
5/31/25 12 .46 0 .39 0 .53 0 .92 ( 0 .42 ) — ( 0 .42 ) 12 .96
5/31/24 11 .49 0 .35 0 .98 1 .33 ( 0 .36 ) — ( 0 .36 ) 12 .46
5/31/23 12 .20 0 .29 ( 0 .28 ) 0 .01 ( 0 .34 ) ( 0 .38 ) ( 0 .72 ) 11 .49
5/31/22 14 .25 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .20
Premier Class:
5/31/26 12 .99 0 .39 1 .29 1 .68 ( 0 .40 ) ( 0 .33 ) ( 0 .73 ) 13 .94
5/31/25 12 .47 0 .35 0 .56 0 .91 ( 0 .39 ) — ( 0 .39 ) 12 .99
5/31/24 11 .50 0 .34 0 .98 1 .32 ( 0 .35 ) — ( 0 .35 ) 12 .47
5/31/23 12 .21 0 .28 ( 0 .28 ) — ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 11 .50
5/31/22 14 .26 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .21
Class R6:
5/31/26 12 .97 0 .43 1 .28 1 .71 ( 0 .43 ) ( 0 .33 ) ( 0 .76 ) 13 .92
5/31/25 12 .47 0 .40 0 .52 0 .92 ( 0 .42 ) — ( 0 .42 ) 12 .97
5/31/24 11 .49 0 .36 0 .99 1 .35 ( 0 .37 ) — ( 0 .37 ) 12 .47
5/31/23 12 .21 0 .30 ( 0 .29 ) 0 .01 ( 0 .35 ) ( 0 .38 ) ( 0 .73 ) 11 .49
5/31/22 14 .25 0 .24 ( 1 .29 ) ( 1 .05 ) ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 12 .21
Retirement Class:
5/31/26 12 .95 0 .40 1 .27 1 .67 ( 0 .39 ) ( 0 .33 ) ( 0 .72 ) 13 .90
5/31/25 12 .45 0 .37 0 .52 0 .89 ( 0 .39 ) — ( 0 .39 ) 12 .95
5/31/24 11 .48 0 .33 0 .98 1 .31 ( 0 .34 ) — ( 0 .34 ) 12 .45
5/31/23 12 .19 0 .27 ( 0 .28 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .48
5/31/22 14 .23 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .19
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
19
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
13 .19% $ 204,275 0 .43% 0 .39% 2 .89% 19%
7 .20 198,620 0 .47 0 .40 2 .83 13
11 .58 200,324 0 .45 0 .37 2 .77 13
0 .11 201,363 0 .44 0 .37 2 .30 19
( 8 .25 ) 224,733 0 .43 0 .36 1 .49 21
13 .50 3,968 0 .20 0 .16 3 .15 19
7 .43 3,022 0 .24 0 .18 3 .05 13
11 .75 3,377 0 .28 0 .20 2 .94 13
0 .29 3,076 0 .27 0 .20 2 .48 19
( 8 .09 ) 3,876 0 .26 0 .20 1 .62 21
13 .26 28 0 .44 0 .25 2 .84 19
7 .39 43 0 .45 0 .25 2 .70 13
11 .69 266 0 .36 0 .25 2 .89 13
0 .23 249 0 .34 0 .25 2 .43 19
( 8 .14 ) 262 0 .32 0 .25 1 .60 21
13 .50 63,701 0 .15 0 .10 3 .19 19
7 .50 57,012 0 .17 0 .10 3 .14 13
11 .96 56,552 0 .18 0 .10 3 .05 13
0 .31 51,084 0 .17 0 .10 2 .57 19
( 7 .99 ) 55,791 0 .16 0 .10 1 .77 21
13 .23 52,527 0 .39 0 .35 2 .94 19
7 .24 49,778 0 .42 0 .35 2 .88 13
11 .60 48,781 0 .43 0 .35 2 .80 13
0 .13 47,413 0 .42 0 .35 2 .32 19
( 8 .17 ) 56,686 0 .41 0 .35 1 .50 21

Financial Highlights
(continued)
See Notes to Financial Statements
20
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.3
Lifestyle Moderate
Class A:
5/31/26 $ 15 .11 $ 0 .38 $ 2 .21 $ 2 .59 $ ( 0 .37 ) $ ( 0 .63 ) $ ( 1 .00 ) $ 16 .70
5/31/25 14 .39 0 .34 0 .79 1 .13 ( 0 .37 ) ( 0 .04 ) ( 0 .41 ) 15 .11
5/31/24 12 .77 0 .31 1 .65 1 .96 ( 0 .34 ) — ( 0 .34 ) 14 .39
5/31/23 13 .71 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .29 ) ( 0 .61 ) ( 0 .90 ) 12 .77
5/31/22 16 .64 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .71
Class I:
5/31/26 15 .14 0 .41 2 .23 2 .64 ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 16 .74
5/31/25 14 .42 0 .37 0 .79 1 .16 ( 0 .40 ) ( 0 .04 ) ( 0 .44 ) 15 .14
5/31/24 12 .80 0 .35 1 .63 1 .98 ( 0 .36 ) — ( 0 .36 ) 14 .42
5/31/23 13 .74 0 .30 ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 12 .80
5/31/22 16 .67 0 .26 ( 1 .70 ) ( 1 .44 ) ( 0 .47 ) ( 1 .02 ) ( 1 .49 ) 13 .74
Premier Class:
5/31/26 15 .24 0 .41 2 .23 2 .64 ( 0 .39 ) ( 0 .63 ) ( 1 .02 ) 16 .86
5/31/25 14 .47 0 .29 0 .87 1 .16 ( 0 .35 ) ( 0 .04 ) ( 0 .39 ) 15 .24
5/31/24 12 .84 0 .33 1 .66 1 .99 ( 0 .36 ) — ( 0 .36 ) 14 .47
5/31/23 13 .78 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .31 ) ( 0 .61 ) ( 0 .92 ) 12 .84
5/31/22 16 .72 0 .26 ( 1 .72 ) ( 1 .46 ) ( 0 .46 ) ( 1 .02 ) ( 1 .48 ) 13 .78
Class R6:
5/31/26 15 .15 0 .43 2 .22 2 .65 ( 0 .42 ) ( 0 .63 ) ( 1 .05 ) 16 .75
5/31/25 14 .43 0 .39 0 .79 1 .18 ( 0 .42 ) ( 0 .04 ) ( 0 .46 ) 15 .15
5/31/24 12 .80 0 .36 1 .65 2 .01 ( 0 .38 ) — ( 0 .38 ) 14 .43
5/31/23 13 .74 0 .30 ( 0 .30 ) — ( 0 .33 ) ( 0 .61 ) ( 0 .94 ) 12 .80
5/31/22 16 .68 0 .28 ( 1 .71 ) ( 1 .43 ) ( 0 .49 ) ( 1 .02 ) ( 1 .51 ) 13 .74
Retirement Class:
5/31/26 15 .12 0 .39 2 .21 2 .60 ( 0 .38 ) ( 0 .63 ) ( 1 .01 ) 16 .71
5/31/25 14 .40 0 .34 0 .80 1 .14 ( 0 .38 ) ( 0 .04 ) ( 0 .42 ) 15 .12
5/31/24 12 .78 0 .32 1 .64 1 .96 ( 0 .34 ) — ( 0 .34 ) 14 .40
5/31/23 13 .72 0 .27 ( 0 .30 ) ( 0 .03 ) ( 0 .30 ) ( 0 .61 ) ( 0 .91 ) 12 .78
5/31/22 16 .65 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .72
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
21
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
17 .62% $ 386,034 0 .42% 0 .40% 2 .34% 20%
7 .90 354,540 0 .45 0 .41 2 .26 14
15 .55 350,208 0 .43 0 .36 2 .33 15
0 .09 333,435 0 .42 0 .33 2 .09 19
( 9 .78 ) 367,073 0 .41 0 .36 1 .46 21
17 .92 7,439 0 .19 0 .17 2 .57 20
8 .13 6,668 0 .22 0 .18 2 .49 14
15 .72 7,868 0 .25 0 .18 2 .56 15
0 .30 7,294 0 .23 0 .14 2 .31 19
( 9 .60 ) 10,895 0 .22 0 .18 1 .64 21
17 .82 28 0 .46 0 .25 2 .50 20
8 .07 25 0 .39 0 .25 1 .91 14
15 .68 289 0 .32 0 .24 2 .46 15
0 .20 257 0 .31 0 .22 2 .21 19
( 9 .64 ) 276 0 .30 0 .25 1 .60 21
18 .00 95,458 0 .13 0 .10 2 .64 20
8 .21 77,519 0 .14 0 .10 2 .60 14
15 .90 88,282 0 .15 0 .09 2 .63 15
0 .38 68,231 0 .15 0 .06 2 .36 19
( 9 .58 ) 76,453 0 .14 0 .10 1 .75 21
17 .67 135,462 0 .37 0 .35 2 .40 20
7 .95 118,514 0 .39 0 .35 2 .31 14
15 .56 116,313 0 .40 0 .34 2 .36 15
0 .12 105,238 0 .40 0 .31 2 .11 19
( 9 .77 ) 114,335 0 .39 0 .35 1 .48 21

Financial Highlights
(continued)
See Notes to Financial Statements
22
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.4
Lifestyle Growth
Class A:
5/31/26 $ 17 .71 $ 0 .33 $ 3 .44 $ 3 .77 $ ( 0 .33 ) $ ( 0 .96 ) $ ( 1 .29 ) $ 20 .19
5/31/25 16 .71 0 .28 1 .16 1 .44 ( 0 .34 ) ( 0 .10 ) ( 0 .44 ) 17 .71
5/31/24 14 .23 0 .28 2 .52 2 .80 ( 0 .32 ) — ( 0 .32 ) 16 .71
5/31/23 15 .24 0 .23 ( 0 .19 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .23
5/31/22 18 .87 0 .22 ( 1 .94 ) ( 1 .72 ) ( 0 .56 ) ( 1 .35 ) ( 1 .91 ) 15 .24
Class I:
5/31/26 17 .84 0 .37 3 .46 3 .83 ( 0 .38 ) ( 0 .96 ) ( 1 .34 ) 20 .33
5/31/25 16 .81 0 .32 1 .18 1 .50 ( 0 .37 ) ( 0 .10 ) ( 0 .47 ) 17 .84
5/31/24 14 .31 0 .31 2 .54 2 .85 ( 0 .35 ) — ( 0 .35 ) 16 .81
5/31/23 15 .33 0 .26 ( 0 .20 ) 0 .06 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 14 .31
5/31/22 18 .96 0 .26 ( 1 .94 ) ( 1 .68 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 15 .33
Premier Class:
5/31/26 17 .92 0 .36 3 .48 3 .84 ( 0 .36 ) ( 0 .96 ) ( 1 .32 ) 20 .44
5/31/25 16 .86 0 .20 1 .28 1 .48 ( 0 .32 ) ( 0 .10 ) ( 0 .42 ) 17 .92
5/31/24 14 .35 0 .30 2 .55 2 .85 ( 0 .34 ) — ( 0 .34 ) 16 .86
5/31/23 15 .36 0 .25 ( 0 .20 ) 0 .05 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 14 .35
5/31/22 18 .97 0 .26 ( 1 .93 ) ( 1 .67 ) ( 0 .59 ) ( 1 .35 ) ( 1 .94 ) 15 .36
Class R6:
5/31/26 17 .85 0 .38 3 .47 3 .85 ( 0 .39 ) ( 0 .96 ) ( 1 .35 ) 20 .35
5/31/25 16 .83 0 .34 1 .17 1 .51 ( 0 .39 ) ( 0 .10 ) ( 0 .49 ) 17 .85
5/31/24 14 .33 0 .32 2 .55 2 .87 ( 0 .37 ) — ( 0 .37 ) 16 .83
5/31/23 15 .34 0 .27 ( 0 .19 ) 0 .08 ( 0 .27 ) ( 0 .82 ) ( 1 .09 ) 14 .33
5/31/22 18 .98 0 .27 ( 1 .94 ) ( 1 .67 ) ( 0 .62 ) ( 1 .35 ) ( 1 .97 ) 15 .34
Retirement Class:
5/31/26 17 .75 0 .33 3 .45 3 .78 ( 0 .34 ) ( 0 .96 ) ( 1 .30 ) 20 .23
5/31/25 16 .74 0 .29 1 .17 1 .46 ( 0 .35 ) ( 0 .10 ) ( 0 .45 ) 17 .75
5/31/24 14 .26 0 .28 2 .53 2 .81 ( 0 .33 ) — ( 0 .33 ) 16 .74
5/31/23 15 .27 0 .24 ( 0 .20 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .26
5/31/22 18 .90 0 .22 ( 1 .93 ) ( 1 .71 ) ( 0 .57 ) ( 1 .35 ) ( 1 .92 ) 15 .27
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
23
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
21 .85% $ 218,580 0 .45% 0 .40% 1 .71% 21%
8 .63 194,789 0 .49 0 .41 1 .61 15
19 .91 194,578 0 .46 0 .31 1 .80 15
0 .71 175,919 0 .46 0 .29 1 .64 20
( 10 .17 ) 190,045 0 .44 0 .34 1 .25 26
22 .09 4,538 0 .20 0 .16 1 .93 21
8 .94 4,414 0 .24 0 .17 1 .82 15
20 .15 4,432 0 .29 0 .13 1 .98 15
0 .85 3,807 0 .27 0 .11 1 .82 20
( 10 .00 ) 5,138 0 .25 0 .16 1 .44 26
22 .03 43 0 .42 0 .25 1 .88 21
8 .77 37 0 .41 0 .25 1 .14 15
20 .09 347 0 .36 0 .18 1 .94 15
0 .78 296 0 .34 0 .18 1 .78 20
( 9 .93 ) 316 0 .32 0 .23 1 .41 26
22 .18 67,749 0 .14 0 .10 1 .99 21
8 .98 48,786 0 .18 0 .10 1 .96 15
20 .24 50,686 0 .19 0 .03 2 .04 15
1 .01 43,616 0 .18 0 .01 1 .91 20
( 9 .96 ) 47,024 0 .16 0 .08 1 .50 26
21 .89 63,669 0 .39 0 .35 1 .75 21
8 .71 56,152 0 .42 0 .35 1 .69 15
19 .90 56,207 0 .44 0 .28 1 .84 15
0 .73 48,701 0 .43 0 .26 1 .67 20
( 10 .12 ) 56,946 0 .41 0 .33 1 .26 26

Financial Highlights
(continued)
See Notes to Financial Statements
24
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.5
Lifestyle Aggressive Growth
Class A:
5/31/26 $ 20 .47 $ 0 .24 $ 4 .94 $ 5 .18 $ ( 0 .24 ) $ ( 1 .32 ) $ ( 1 .56 ) $ 24 .09
5/31/25 19 .20 0 .19 1 .61 1 .80 ( 0 .28 ) ( 0 .25 ) ( 0 .53 ) 20 .47
5/31/24 15 .69 0 .20 3 .58 3 .78 ( 0 .27 ) ( 0 .00 )
(f)
( 0 .27 ) 19 .20
5/31/23 16 .91 0 .17 ( 0 .07 ) 0 .10 ( 0 .25 ) ( 1 .07 ) ( 1 .32 ) 15 .69
5/31/22 21 .19 0 .21 ( 2 .19 ) ( 1 .98 ) ( 0 .64 ) ( 1 .66 ) ( 2 .30 ) 16 .91
Class I:
5/31/26 20 .63 0 .30 5 .01 5 .31 ( 0 .31 ) ( 1 .32 ) ( 1 .63 ) 24 .31
5/31/25 19 .34 0 .24 1 .61 1 .85 ( 0 .31 ) ( 0 .25 ) ( 0 .56 ) 20 .63
5/31/24 15 .80 0 .23 3 .61 3 .84 ( 0 .30 ) ( 0 .00 )
(f)
( 0 .30 ) 19 .34
5/31/23 17 .03 0 .21 ( 0 .09 ) 0 .12 ( 0 .28 ) ( 1 .07 ) ( 1 .35 ) 15 .80
5/31/22 21 .32 0 .26 ( 2 .21 ) ( 1 .95 ) ( 0 .68 ) ( 1 .66 ) ( 2 .34 ) 17 .03
Premier Class:
5/31/26 20 .83 0 .29 5 .03 5 .32 ( 0 .28 ) ( 1 .32 ) ( 1 .60 ) 24 .55
5/31/25 19 .40 0 .05 1 .81 1 .86 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 20 .83
5/31/24 15 .86 0 .22 3 .62 3 .84 ( 0 .30 ) ( 0 .00 )
(f)
( 0 .30 ) 19 .40
5/31/23 17 .08 0 .20 ( 0 .08 ) 0 .12 ( 0 .27 ) ( 1 .07 ) ( 1 .34 ) 15 .86
5/31/22 21 .37 0 .24 ( 2 .20 ) ( 1 .96 ) ( 0 .67 ) ( 1 .66 ) ( 2 .33 ) 17 .08
Class R6:
5/31/26 20 .64 0 .31 4 .99 5 .30 ( 0 .32 ) ( 1 .32 ) ( 1 .64 ) 24 .30
5/31/25 19 .34 0 .27 1 .62 1 .89 ( 0 .34 ) ( 0 .25 ) ( 0 .59 ) 20 .64
5/31/24 15 .81 0 .25 3 .60 3 .85 ( 0 .32 ) ( 0 .00 )
(f)
( 0 .32 ) 19 .34
5/31/23 17 .03 0 .22 ( 0 .08 ) 0 .14 ( 0 .29 ) ( 1 .07 ) ( 1 .36 ) 15 .81
5/31/22 21 .32 0 .26 ( 2 .19 ) ( 1 .93 ) ( 0 .70 ) ( 1 .66 ) ( 2 .36 ) 17 .03
Retirement Class:
5/31/26 20 .53 0 .25 4 .97 5 .22 ( 0 .27 ) ( 1 .32 ) ( 1 .59 ) 24 .16
5/31/25 19 .24 0 .21 1 .62 1 .83 ( 0 .29 ) ( 0 .25 ) ( 0 .54 ) 20 .53
5/31/24 15 .73 0 .20 3 .59 3 .79 ( 0 .28 ) ( 0 .00 )
(f)
( 0 .28 ) 19 .24
5/31/23 16 .95 0 .18 ( 0 .08 ) 0 .10 ( 0 .25 ) ( 1 .07 ) ( 1 .32 ) 15 .73
5/31/22 21 .23 0 .22 ( 2 .19 ) ( 1 .97 ) ( 0 .65 ) ( 1 .66 ) ( 2 .31 ) 16 .95
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(f)
Value rounded to zero.

See Notes to Financial Statements
25
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
26 .07% $ 140,533 0 .47% 0 .42% 1 .06% 23%
9 .37 120,057 0 .51 0 .43 0 .98 16
24 .30 118,311 0 .49 0 .39 1 .13 12
1 .17 102,309 0 .49 0 .35 1 .10 21
( 10 .59 ) 106,104 0 .48 0 .32 1 .04 30
26 .50 6,784 0 .17 0 .12 1 .32 23
9 .59 5,295 0 .28 0 .20 1 .22 16
24 .55 5,423 0 .30 0 .20 1 .34 12
1 .33 4,908 0 .29 0 .15 1 .31 21
( 10 .40 ) 6,248 0 .28 0 .13 1 .28 30
26 .30 30 0 .59 0 .25 1 .26 23
9 .59 26 0 .38 0 .25 0 .25 16
24 .39 389 0 .37 0 .25 1 .28 12
1 .29 320 0 .36 0 .22 1 .27 21
( 10 .43 ) 342 0 .35 0 .20 1 .21 30
26 .47 67,193 0 .15 0 .10 1 .37 23
9 .76 52,407 0 .19 0 .10 1 .34 16
24 .58 63,319 0 .21 0 .10 1 .45 12
1 .46 51,862 0 .20 0 .05 1 .40 21
( 10 .32 ) 50,497 0 .19 0 .04 1 .28 30
26 .17 77,267 0 .40 0 .35 1 .12 23
9 .49 65,410 0 .44 0 .35 1 .05 16
24 .29 60,408 0 .45 0 .35 1 .18 12
1 .20 52,655 0 .45 0 .31 1 .16 21
( 10 .54 ) 56,152 0 .44 0 .29 1 .08 30

Financial Highlights
(continued)
See Notes to Financial Statements
26
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
(b)
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
18.1
Managed Allocation
Class A:
5/31/26 $ 12 .78 $ 0 .34 $ 1 .87 $ 2 .21 $ ( 0 .34 ) $ ( 0 .61 ) $ ( 0 .95 ) $ 14 .04
5/31/25 12 .32 0 .31 0 .67 0 .98 ( 0 .34 ) ( 0 .18 ) ( 0 .52 ) 12 .78
5/31/24 10 .93 0 .28 1 .41 1 .69 ( 0 .30 ) — ( 0 .30 ) 12 .32
5/31/23 11 .77 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .93
5/31/22 14 .51 0 .22 ( 1 .46 ) ( 1 .24 ) ( 0 .41 ) ( 1 .09 ) ( 1 .50 ) 11 .77
Class R6:
5/31/26 12 .72 0 .37 1 .86 2 .23 ( 0 .37 ) ( 0 .61 ) ( 0 .98 ) 13 .97
5/31/25 12 .26 0 .34 0 .67 1 .01 ( 0 .37 ) ( 0 .18 ) ( 0 .55 ) 12 .72
5/31/24 10 .88 0 .31 1 .40 1 .71 ( 0 .33 ) — ( 0 .33 ) 12 .26
5/31/23 11 .73 0 .26 ( 0 .26 ) — ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 10 .88
5/31/22 14 .46 0 .25 ( 1 .45 ) ( 1 .20 ) ( 0 .44 ) ( 1 .09 ) ( 1 .53 ) 11 .73
Retirement Class:
5/31/26 12 .70 0 .34 1 .86 2 .20 ( 0 .34 ) ( 0 .61 ) ( 0 .95 ) 13 .95
5/31/25 12 .24 0 .30 0 .68 0 .98 ( 0 .34 ) ( 0 .18 ) ( 0 .52 ) 12 .70
5/31/24 10 .87 0 .28 1 .39 1 .67 ( 0 .30 ) — ( 0 .30 ) 12 .24
5/31/23 11 .71 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .87
5/31/22 14 .44 0 .21 ( 1 .45 ) ( 1 .24 ) ( 0 .40 ) ( 1 .09 ) ( 1 .49 ) 11 .71
(a)
Based on average shares outstanding.
(b)
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
(c)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(d)
The Fund's ratios do not include the expenses or income of the Underlying Funds.
(e)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements
27
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(c)
Net Assets,
End of
Period (000)
Gross
Expenses
(d)
Net
Expenses
(d),(e)
Net
Investment
Income (Loss)
(d),(e)
Portfolio
Turnover
Rate
17 .77% $ 863,401 0 .30% 0 .25% 2 .49% 19%
8 .05 794,626 0 .31 0 .25 2 .41 11
15 .70 789,834 0 .32 0 .25 2 .44 11
0 .20 734,814 0 .32 0 .25 2 .17 19
( 9 .69 ) 790,563 0 .31 0 .23 1 .59 23
18 .07 21,270 0 .01 0.00 2 .75 19
8 .37 18,757 0 .03 0.00 2 .66 11
15 .97 18,769 0 .03 0.00 2 .68 11
0 .39 18,493 0 .03 0.00 2 .40 19
( 9 .45 ) 24,214 0 .03 0.00 1 .84 23
17 .80 65,349 0 .26 0 .25 2 .49 19
8 .10 63,469 0 .28 0 .25 2 .40 11
15 .60 72,504 0 .28 0 .25 2 .44 11
0 .21 69,526 0 .28 0 .25 2 .18 19
( 9 .70 ) 73,347 0 .28 0 .25 1 .56 23

28
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Current Fiscal Period:  The end of the reporting period for the Funds is May 31, 2026, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2026 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class I or Class R6 shares of other Nuveen mutual funds and potentially other investment pools or investment products including other funds or exchange-traded funds ("ETFs") advised by the Adviser or its affiliates. The Funds offer Class A, Class I, Premier Class, Class R6 and Retirement Class
shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6 and Retirement Class shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions.
The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund Name Short Name
Nuveen Lifestyle Income Fund Lifestyle Income
Nuveen Lifestyle Conservative Fund Lifestyle Conservative
Nuveen Lifestyle Moderate Fund Lifestyle Moderate
Nuveen Lifestyle Growth Fund Lifestyle Growth
Nuveen Lifestyle Aggressive Growth Fund Lifestyle Aggressive Growth
Nuveen Managed Allocation Fund Managed Allocation

29
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09): In December 2023, the FASB issued Accounting Standard Update ("ASU") No.
2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic
270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Notes to Financial Statements
(continued)
30
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Affiliated investment companies $70,769,403 $— $— $70,769,403
Short-Term Investments
:
Repurchase agreements — 66,000 — 66,000
$70,769,403 $66,000 $— $70,835,403
1 1 1 1 1
Lifestyle Conservative
Affiliated investment companies $324,807,428 $— $— $324,807,428
Short-Term Investments
:
Repurchase agreements — 487,000 — 487,000
$324,807,428 $487,000 $— $325,294,428
1 1 1 1 1
Lifestyle Moderate
Affiliated investment companies $623,895,803 $— $— $623,895,803
Short-Term Investments
:
Repurchase agreements — 477,000 — 477,000
$623,895,803 $477,000 $— $624,372,803
1 1 1 1 1
Lifestyle Growth
Affiliated investment companies $354,310,738 $— $— $354,310,738
Short-Term Investments
:
Repurchase agreements — 264,000 — 264,000
$354,310,738 $264,000 $— $354,574,738
1 1 1 1 1
Lifestyle Aggressive Growth
Affiliated investment companies $291,758,846 $— $— $291,758,846
Short-Term Investments
:
Repurchase agreements — 366,000 — 366,000
$291,758,846 $366,000 $— $292,124,846
1 1 1 1 1
Managed Allocation
Affiliated investment companies $949,310,753 $— $— $949,310,753
Short-Term Investments
:
Repurchase agreements — 812,000 — 812,000
$949,310,753 $812,000 $— $950,122,753
1 1 1 1 1

31
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Lifestyle Income Fixed Income Clearing Corporation $ 66,000 $ (67,358)
Lifestyle Conservative Fixed Income Clearing Corporation 487,000 (496,828)
Lifestyle Moderate Fixed Income Clearing Corporation 477,000 (486,665)
Lifestyle Growth Fixed Income Clearing Corporation 264,000 (269,391)
Lifestyle Aggressive Growth Fixed Income Clearing Corporation 366,000 (373,419)
Managed Allocation Fixed Income Clearing Corporation 812,000 (828,348)
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
16.1
Lifestyle Income $ 12,135,313 $ 19,505,859
16.2
Lifestyle Conservative 61,272,394 66,782,014
16.3
Lifestyle Moderate 126,698,143 119,694,804
16.4
Lifestyle Growth 77,914,399 70,442,744
16.5
Lifestyle Aggressive Growth 69,527,608 63,113,077
18.1
Managed Allocation 176,404,410 195,707,308

Notes to Financial Statements
(continued)
32
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/26
Year Ended
5/31/25
16.1
Lifestyle Income Shares Value Shares Value
Subscriptions:
Class A 284,834 $ 3,226,745 183,151 $ 1,985,318
Class I 9,343 105,993 1,167 12,500
Class R6 273,012 3,074,270 368,979 3,996,067
Retirement Class 113,924 1,286,427 262,335 2,857,005
Total subscriptions 681,113 7,693,435 815,632 8,850,890
Reinvestments of distributions:
Class A 127,389 1,422,159 140,597 1,523,472
Class I 181 2,020 9 102
Class R6 41,037 458,098 38,057 412,392
Retirement Class 61,745 689,067 65,460 708,837
Total reinvestments of distributions 230,352 2,571,344 244,123 2,644,803
Redemptions:
Class A (766,308) (8,647,515) (547,043) (5,922,975)
Class I – (11) (8,378) (92,450)
Premier Class – – (17,744) (196,600)
Class R6 (256,121) (2,878,494) (354,659) (3,836,726)
Retirement Class (629,343) (7,157,345) (269,794) (2,918,541)
Total redemptions (1,651,772) (18,683,365) (1,197,618) (12,967,292)
Net increase (decrease) from shareholder transactions (740,307) $ (8,418,586) (137,863) $ (1,471,599)
Year Ended
5/31/26
Year Ended
5/31/25
16.2
Lifestyle Conservative Shares Value Shares Value
Subscriptions:
Class A 481,553 $ 6,531,492 693,404 $ 8,806,056
Class I 82,070 1,122,139 166,248 2,122,495
Premier Class 10,737 147,521 – –
Class R6 833,515 11,276,428 865,956 11,149,351
Retirement Class 507,617 6,915,121 619,620 7,946,296
Total subscriptions 1,915,492 25,992,701 2,345,228 30,024,198
Reinvestments of distributions:
Class A 792,239 10,551,031 465,927 5,951,643
Class I 14,196 189,289 7,929 101,392
Premier Class 93 1,256 42 540
Class R6 258,733 3,452,396 148,939 1,905,139
Retirement Class 203,479 2,711,819 116,827 1,492,219
Total reinvestments of distributions 1,268,740 16,905,791 739,664 9,450,933
Redemptions:
Class A (1,914,251) (25,904,745) (1,913,510) (24,377,015)
Class I (44,292) (601,661) (211,941) (2,734,270)
Premier Class (12,118) (166,549) (18,082) (235,246)
Class R6 (912,081) (12,361,416) (1,155,180) (14,828,231)
Retirement Class (775,658) (10,489,751) (811,250) (10,394,370)
Total redemptions (3,658,400) (49,524,122) (4,109,963) (52,569,132)
Net increase (decrease) from shareholder transactions (474,168) $ (6,625,630) (1,025,071) $ (13,094,001)

33
Year Ended
5/31/26
Year Ended
5/31/25
16.3
Lifestyle Moderate Shares Value Shares Value
Subscriptions:
Class A 945,848 $ 15,132,347 1,515,357 $ 22,539,144
Class I 61,046 989,345 116,961 1,745,398
Class R6 1,252,130 20,162,227 854,003 12,746,059
Retirement Class 927,629 14,949,441 787,248 11,765,946
Total subscriptions 3,186,653 51,233,360 3,273,569 48,796,547
Reinvestments of distributions:
Class A 1,432,416 22,544,872 645,321 9,630,369
Class I 28,057 442,111 14,108 210,655
Class R6 355,308 5,601,450 175,706 2,626,837
Retirement Class 508,112 7,997,743 220,746 3,293,954
Total reinvestments of distributions 2,323,893 36,586,176 1,055,881 15,761,815
Redemptions:
Class A (2,726,980) (43,730,048) (3,033,922) (45,046,223)
Class I (85,072) (1,375,499) (236,288) (3,513,997)
Premier Class – – (18,350) (278,000)
Class R6 (1,024,164) (16,560,816) (2,032,535) (30,221,914)
Retirement Class (1,167,950) (18,678,981) (1,247,870) (18,478,563)
Total redemptions (5,004,166) (80,345,344) (6,568,965) (97,538,697)
Net increase (decrease) from shareholder transactions 506,380 $ 7,474,192 (2,239,515) $ (32,980,335)
Year Ended
5/31/26
Year Ended
5/31/25
16.4
Lifestyle Growth Shares Value Shares Value
Subscriptions:
Class A 319,877 $ 6,111,588 485,813 $ 8,493,975
Class I 22,992 455,584 62,366 1,105,395
Class R6 777,046 14,909,236 348,520 6,075,392
Retirement Class 250,463 4,777,196 404,713 7,063,293
Total subscriptions 1,370,378 26,253,604 1,301,412 22,738,055
Reinvestments of distributions:
Class A 716,487 13,362,481 275,024 4,845,923
Class I 15,637 293,342 6,138 108,770
Premier Class 44 820 14 253
Class R6 209,673 3,937,651 81,712 1,448,747
Retirement Class 208,434 3,895,635 83,697 1,477,248
Total reinvestments of distributions 1,150,275 21,489,929 446,585 7,880,941
Redemptions:
Class A (1,206,088) (23,120,319) (1,407,925) (24,441,595)
Class I (62,859) (1,204,971) (84,707) (1,483,424)
Premier Class – – (18,585) (328,400)
Class R6 (390,968) (7,581,779) (709,037) (12,364,638)
Retirement Class (474,974) (9,107,791) (682,843) (11,534,295)
Total redemptions (2,134,889) (41,014,860) (2,903,097) (50,152,352)
Net increase (decrease) from shareholder transactions 385,764 $ 6,728,673 (1,155,100) $ (19,533,356)
Year Ended
5/31/26
Year Ended
5/31/25
16.5
Lifestyle Aggressive Growth Shares Value Shares Value
Subscriptions:
Class A 253,338 $ 5,686,876 318,604 $ 6,345,504
Class I 41,208 931,129 27,347 560,859
Class R6 612,450 13,903,013 533,118 10,652,003
Retirement Class 291,394 6,539,122 415,435 8,343,978
Total subscriptions 1,198,390 27,060,140 1,294,504 25,902,344
Reinvestments of distributions:
Class A 398,253 8,717,761 153,787 3,138,786
Class I 14,991 330,543 5,363 110,204
Premier Class 1 2 – –
Class R6 192,146 4,236,824 87,088 1,789,658
Retirement Class 226,789 4,975,744 82,937 1,696,887
Total reinvestments of distributions 832,180 18,260,874 329,175 6,735,535
Redemptions:
Class A (684,680) (15,419,878) (769,602) (15,448,147)
Class I (33,761) (736,331) (56,550) (1,129,133)
Premier Class – – (18,789) (380,840)
Class R6 (579,331) (13,086,913) (1,354,488) (27,181,513)
Retirement Class (506,698) (11,528,548) (451,108) (9,067,265)
Total redemptions (1,804,470) (40,771,670) (2,650,537) (53,206,898)
Net increase (decrease) from shareholder transactions 226,100 $ 4,549,344 (1,026,858) $ (20,569,019)

Notes to Financial Statements
(continued)
34
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Difference between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in underlying funds, and tax equalization. Temporary and permanent differences have no impact on a
Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
5/31/26
Year Ended
5/31/25
18.1
Managed Allocation Shares Value Shares Value
Subscriptions:
Class A 1,245,485 $ 16,805,393 1,235,824 $ 15,652,450
Class R6 163,019 2,209,639 131,794 1,656,006
Retirement Class 218,417 2,929,383 357,301 4,505,323
Total subscriptions 1,626,921 21,944,415 1,724,919 21,813,779
Reinvestments of distributions:
Class A 4,160,612 55,065,844 2,495,441 31,640,731
Class R6 110,838 1,458,907 65,459 825,489
Retirement Class 341,350 4,487,577 214,742 2,705,307
Total reinvestments of distributions 4,612,800 61,012,328 2,775,642 35,171,527
Redemptions:
Class A (6,102,191) (82,437,139) (5,662,271) (71,419,839)
Class R6 (226,092) (3,036,870) (252,888) (3,167,217)
Retirement Class (872,484) (11,671,551) (1,495,209) (18,888,954)
Total redemptions (7,200,767) (97,145,560) (7,410,368) (93,476,010)
Net increase (decrease) from shareholder transactions (961,046) $ (14,188,817) (2,909,807) $ (36,490,704)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
16.1
Lifestyle Income $70,073,131 $5,853,949 $(5,091,677) $762,272
16.2
Lifestyle Conservative 299,710,705 49,080,064 (23,496,341) 25,583,723
16.3
Lifestyle Moderate 531,805,536 131,317,339 (38,750,072) 92,567,267
16.4
Lifestyle Growth 275,628,551 95,883,702 (16,937,515) 78,946,187
16.5
Lifestyle Aggressive Growth 206,869,072 94,433,400 (9,177,626) 85,255,774
18.1
Managed Allocation 765,940,105 235,164,871 (50,982,223) 184,182,648
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
16.1
Lifestyle Income $399,890 $720,876 $762,272 $– $– $(8,552) $1,874,486
16.2
Lifestyle Conservative 1,995,665 8,613,327 25,583,723 – – (23,623) 36,169,092
16.3
Lifestyle Moderate 3,044,239 22,887,312 92,567,267 – – (35,845) 118,462,973
16.4
Lifestyle Growth 1,905,642 16,919,506 78,946,187 – – (18,252) 97,753,083
16.5
Lifestyle Aggressive Growth 500,578 16,895,682 85,255,774 – – (13,452) 102,638,582
18.1
Managed Allocation 4,861,855 37,032,194 184,182,648 – – (191,078) 225,885,619

35
The tax character of distributions paid was as follows:
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees: Under the terms of its Investment Management Agreement, each Fund (except for Managed Allocation) pays the
Adviser a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1,
2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative
Services Agreement.
Under the terms of Retirement Class Service Agreements with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to TIAA, on behalf of Retirement Class shares of the Fund held by or through TIAA by its clients, or the Adviser, on behalf of all other Retirement Class shares, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to TIAA or the Adviser, respectively, under the Service
Agreements.
Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
5/31/26 5/31/25
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
16.1
Lifestyle Income $ 2,636,280 $ – $ 2,712,516 $ –
16.2
Lifestyle Conservative 9,892,456 7,190,938 9,567,761 –
16.3
Lifestyle Moderate 14,996,425 21,862,773 14,555,354 1,436,886
16.4
Lifestyle Growth 6,282,286 15,377,948 6,184,064 1,752,283
16.5
Lifestyle Aggressive Growth 3,627,978 14,800,645 3,899,128 2,891,869
18.1
Managed Allocation 24,851,219 38,293,962 24,451,030 11,935,207
Fund Utilized
16.1
Lifestyle Income $967,525
16.2
Lifestyle Conservative –
16.3
Lifestyle Moderate –
16.4
Lifestyle Growth –
16.5
Lifestyle Aggressive Growth –
18.1
Managed Allocation –
Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class
16.1
Lifestyle Income 0.450% 0.250% 0.250% 0.100% 0.350%
16.2
Lifestyle Conservative 0.450 0.250 0.250 0.100 0.350
16.3
Lifestyle Moderate 0.450 0.250 0.250 0.100 0.350
16.4
Lifestyle Growth 0.450 0.250 0.250 0.100 0.350
16.5
Lifestyle Aggressive Growth 0.450 0.250 0.250 0.100 0.350
18.1
Managed Allocation 0.250 – – 0.000 0.250
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2026. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(continued)
36
Effective May 1, 2026, Teachers Advisors, LLC has agreed to waive fees and/or reimburse expenses of Lifestyle Growth through
July 31, 2028 so that the maximum total annual operating expenses of the Fund (excluding interest expenses, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) under the Fund’s contractual expense reimbursement agreements are reduced by 0.03% of the average daily net assets of any class of Fund shares.
Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/
or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund Purchases Sales Realized Gain (Loss)
Lifestyle Income $ 385,394 $ 12,821 $ 2,700
Lifestyle Conservative 3,258,515 168,419 37,486
Lifestyle Moderate 8,913,613 63,650 15,688
Lifestyle Growth 6,424,233 61,220 16,679
Lifestyle Aggressive Growth 6,764,955 334,854 (23,150)
Managed Allocation 13,198,505 297,422 62,644
Fund
Sales Charges Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Lifestyle Income $ 34 $ 30
Lifestyle Conservative 2,535 2,238
Lifestyle Moderate 13,232 11,604
Lifestyle Growth 6,201 5,411
Lifestyle Aggressive Growth 5,468 4,766
Managed Allocation 2,709 2,364
Fund
Commission
Advances (Unaudited)
16.1
Lifestyle Income $ —
16.2
Lifestyle Conservative —
16.3
Lifestyle Moderate 387
16.4
Lifestyle Growth —
16.5
Lifestyle Aggressive Growth —
18.1
Managed Allocation —
Fund
CDSC
Retained (Unaudited)
Lifestyle Income $ —
Lifestyle Conservative —
Lifestyle Moderate 102
Lifestyle Growth 1
Lifestyle Aggressive Growth —
Managed Allocation —

37
Affiliated Investment Companies: Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available on the SEC’s website at www.sec.gov.
A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://
www.nuveen.com/en-us/mutual-funds/prospectuses, https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 842-2252. Information regarding transactions with affiliated investment companies is as follows:
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifestyle Income
Nuveen Funds:
Core Bond, Class R6
$ 14,969,883 $ 1,710,329 $ 2,790,210 $ (367,314) $ 554,071 $ 14,076,759 1,535,088 $ 665,536 $ –
Core Equity, Class R6
1,497,669 318,941 726,685 66,071 99,020 1,255,016 77,279 11,563 157,746
Core Plus Bond, Class
R6
14,969,726 1,457,995 2,504,456 (335,495) 504,107 14,091,877 1,531,726 704,342 –
Dividend Growth, Class
R6
1,500,988 503,323 490,965 (1,732) (2,247) 1,509,367 24,042 18,587 155,338
Dividend Value, Class
R6
1,472,935 388,761 672,981 36,427 184,852 1,409,994 84,481 22,056 83,479
Emerging Markets
Equity, Class R6
918,059 236,822 582,254 95,586 292,378 960,591 77,655 31,925 –
Growth Opportunities
ETF
1,735,304 37,042 688,661 205,491 232,024 1,521,200 34,691 – –
International Equity,
Class R6
2,310,295 349,500 1,620,259 489,189 (241,873) 1,286,852 76,507 42,105 112,125
International
Opportunities, Class
R6
1,382,574 544,527 618,474 25,256 146,652 1,480,535 83,130 32,432 68,416
International Value,
Class I
– 758,956 232,596 14,922 65,542 606,824 15,106 1,595 –
Large Cap Growth,
Class R6
1,733,713 503,492 875,525 107,708 68,311 1,537,699 49,034 754 207,272
Large Cap Value, Class
R6
1,472,487 336,665 552,971 65,833 161,699 1,483,713 56,415 24,445 102,202
Quant International
Small Cap Equity,
Class R6
757,051 131,568 387,355 84,152 104,693 690,109 44,125 33,342 25,934
Quant Small Cap Equity,
Class R6
287,970 36,044 240,554 76,973 (12,003) 148,430 6,368 1,400 10,970
Quant Small/Mid Cap
Equity, Class R6
357,429 68,285 183,700 36,510 62,423 340,947 18,087 3,085 25,391
Short Term Bond, Class
R6
29,970,477 4,583,528 6,295,986 (91,162) 61,311 28,228,168 2,783,843 1,298,336 –
Small Cap Select,
Class R6
– 169,535 42,227 1,074 12,940 141,322 7,953 377 3,269
$75,336,560 $12,135,313 $19,505,859 $509,489 $2,293,900 $70,769,403
6,505,530
$2,891,880
$952,142

Notes to Financial Statements
(continued)
38
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifestyle Conservative
Nuveen Funds:
Core Bond, Class R6
$ 30,436,240 $ 6,334,223 $ 4,972,690 $ (644,826) $ 1,014,340 $ 32,167,287 3,507,883 $ 1,408,421 $ –
Core Equity, Class R6
12,184,099 2,166,184 4,192,761 365,401 1,015,643 11,538,566 710,503 97,915 1,337,968
Core Plus Bond, Class
R6
91,317,742 11,537,603 7,234,068 (1,070,984) 2,076,299 96,626,592 10,502,890 4,485,145 –
Dividend Growth, Class
R6
12,103,958 3,586,483 1,882,969 (46,629) (8,110) 13,752,733 219,062 156,620 1,335,930
Dividend Value, Class
R6
12,018,557 2,561,792 3,500,050 110,719 1,740,062 12,931,080 774,780 185,364 708,718
Emerging Markets
Equity, Class R6
7,470,398 1,445,929 3,411,968 470,463 2,794,482 8,769,304 708,917 271,568 –
Growth Opportunities
ETF
14,130,496 447,756 4,784,695 1,373,705 2,328,145 13,495,407 307,763 – –
International Equity,
Class R6
18,757,131 2,454,717 11,530,530 3,414,749 (1,326,961) 11,769,106 699,709 357,066 950,861
International
Opportunities, Class
R6
11,230,708 3,810,471 2,937,150 28,436 1,400,482 13,532,947 759,851 275,041 580,187
International Value,
Class I
– 6,020,998 1,171,852 88,767 593,133 5,531,046 137,691 13,433 –
Large Cap Growth,
Class R6
14,139,654 3,043,203 4,293,287 389,640 1,100,464 14,379,674 458,536 6,427 1,766,431
Large Cap Value, Class
R6
12,011,012 2,535,905 2,901,713 93,663 1,814,003 13,552,870 515,318 208,296 870,866
Quant International
Small Cap Equity,
Class R6
6,152,426 906,288 2,335,693 431,481 1,153,672 6,308,174 403,336 284,455 221,249
Quant Small Cap Equity,
Class R6
2,345,611 226,367 1,762,376 563,881 (15,769) 1,357,714 58,246 11,877 93,098
Quant Small/Mid Cap
Equity, Class R6
2,908,721 452,200 1,069,410 163,630 667,734 3,122,875 165,670 26,162 215,322
Short Term Bond, Class
R6
60,989,449 12,372,163 8,601,918 (122,139) 42,184 64,679,739 6,378,672 2,755,702 –
Small Cap Select,
Class R6
– 1,370,112 198,884 3,814 117,272 1,292,314 72,725 3,170 27,731
$308,196,202 $61,272,394 $66,782,014 $5,613,771 $16,507,075 $324,807,428
26,381,552
$10,546,662
$8,108,361

39
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifestyle Moderate
Nuveen Funds:
Core Equity, Class R6
$ 32,830,073 $ 5,477,198 $ 8,985,872 $ 828,680 $ 2,929,654 $ 33,079,733 2,036,929 $ 270,652 $ 3,735,430
Core Plus Bond, Class
R6
218,867,880 44,326,916 18,549,726 (2,809,595) 5,142,214 246,977,689 26,845,401 11,094,919 –
Dividend Growth, Class
R6
32,671,012 10,290,721 3,476,312 (83,236) (142,270) 39,259,915 625,357 433,796 3,751,564
Dividend Value, Class
R6
32,363,676 7,205,369 7,501,233 160,158 4,956,015 37,183,985 2,227,920 512,657 1,980,274
Emerging Markets
Equity, Class R6
20,125,368 3,120,301 7,109,944 950,966 8,095,867 25,182,558 2,035,777 756,815 –
Growth Opportunities
ETF
38,098,370 1,061,533 10,560,390 2,941,102 7,232,695 38,773,310 884,226 – –
International Equity,
Class R6
50,737,967 6,028,253 28,661,552 8,355,280 (2,676,512) 33,783,436 2,008,528 992,009 2,641,704
International
Opportunities, Class
R6
30,330,883 9,443,634 4,814,766 (57,569) 3,939,042 38,841,224 2,180,866 766,863 1,617,668
International Value,
Class I
– 16,886,535 2,904,833 205,929 1,696,617 15,884,248 395,426 37,356 –
Large Cap Growth,
Class R6
38,094,255 8,238,666 9,082,325 974,748 3,073,488 41,298,832 1,316,927 17,880 4,913,986
Large Cap Value, Class
R6
32,398,985 6,768,905 5,471,881 161,414 5,125,717 38,983,140 1,482,249 578,955 2,420,547
Quant International
Small Cap Equity,
Class R6
16,648,065 2,164,024 5,162,352 911,556 3,509,260 18,070,553 1,155,406 793,479 617,167
Quant Small Cap Equity,
Class R6
6,316,809 682,825 4,593,316 1,643,446 (146,462) 3,903,302 167,452 33,121 259,613
Quant Small/Mid Cap
Equity, Class R6
7,840,496 1,230,763 2,423,126 296,878 2,015,641 8,960,652 475,366 72,876 599,811
Small Cap Select,
Class R6
– 3,772,500 397,176 (873) 338,775 3,713,226 208,960 8,711 77,167
$557,323,839 $126,698,143 $119,694,804 $14,478,884 $45,089,741 $623,895,803
44,046,790
$16,370,089
$22,614,931

Notes to Financial Statements
(continued)
40
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifestyle Growth
Nuveen Funds:
Core Equity, Class R6
$ 23,758,892 $ 4,475,357 $ 6,106,287 $ 527,737 $ 2,260,296 $ 24,915,995 1,534,236 $ 199,537 $ 2,744,171
Core Plus Bond, Class
R6
59,335,899 15,340,829 5,398,857 (750,456) 1,373,912 69,901,327 7,597,970 3,081,392 –
Dividend Growth, Class
R6
23,815,402 8,063,028 2,104,073 (84,629) (128,963) 29,560,765 470,863 320,474 2,764,188
Dividend Value, Class
R6
23,390,915 5,381,738 4,513,237 97,319 3,676,827 28,033,562 1,679,662 379,962 1,454,258
Emerging Markets
Equity, Class R6
14,563,923 2,811,828 5,071,269 611,839 6,072,661 18,988,982 1,535,083 556,645 –
Growth Opportunities
ETF
27,547,606 884,373 6,609,030 1,742,693 5,748,872 29,314,514 668,518 – –
International Equity,
Class R6
36,603,048 4,580,018 19,883,855 5,730,441 (1,554,359) 25,475,293 1,514,583 731,588 1,948,208
International
Opportunities, Class
R6
21,939,836 7,095,312 2,595,242 (55,740) 2,913,921 29,298,087 1,645,036 564,462 1,190,710
International Value,
Class I
– 12,444,969 1,810,877 127,803 1,275,219 12,037,114 299,654 27,556 –
Large Cap Growth,
Class R6
27,514,875 5,936,434 5,288,923 500,655 2,488,282 31,151,323 993,346 13,164 3,617,846
Large Cap Value, Class
R6
23,308,337 5,318,308 3,022,331 63,129 3,836,645 29,504,088 1,121,829 427,653 1,787,975
Quant International
Small Cap Equity,
Class R6
12,021,758 1,433,748 3,083,792 524,096 2,741,295 13,637,105 871,938 583,541 453,878
Quant Small Cap Equity,
Class R6
4,567,195 494,479 3,233,497 1,144,640 (32,307) 2,940,510 126,148 24,361 190,951
Quant Small/Mid Cap
Equity, Class R6
5,660,720 828,313 1,444,816 148,840 1,559,088 6,752,145 358,204 53,629 441,388
Small Cap Select,
Class R6
– 2,825,665 276,658 859 250,062 2,799,928 157,565 6,515 57,033
$304,028,406 $77,914,399 $70,442,744 $10,329,226 $32,481,451 $354,310,738
20,574,635
$6,970,479
$16,650,606

41
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Lifestyle Aggressive Growth
Nuveen Funds:
Core Equity, Class R6
$ 23,590,876 $ 4,748,808 $ 5,572,990 $ 425,541 $ 2,328,713 $ 25,520,948 1,571,487 $ 202,406 $ 2,805,206
Dividend Growth, Class
R6
23,621,232 9,305,512 2,344,086 (130,269) (122,876) 30,329,513 483,108 325,477 2,823,399
Dividend Value, Class
R6
23,198,808 6,050,268 4,267,607 49,790 3,740,202 28,771,461 1,723,874 384,716 1,485,082
Emerging Markets
Equity, Class R6
14,467,801 2,996,319 4,754,847 536,373 6,224,232 19,469,878 1,573,959 570,147 –
Growth Opportunities
ETF
27,407,287 1,127,444 5,861,226 1,405,668 6,139,441 30,218,614 689,136 – –
International Equity,
Class R6
36,358,990 5,813,183 20,285,393 5,033,163 (831,558) 26,088,385 1,551,034 748,186 1,992,407
International
Opportunities, Class
R6
21,772,187 7,919,279 2,506,765 (60,298) 2,922,442 30,046,845 1,687,077 576,074 1,215,207
International Value,
Class I
– 12,788,180 1,794,634 116,914 1,309,909 12,420,369 309,195 28,158 –
Large Cap Growth,
Class R6
27,303,557 6,868,109 5,203,220 470,059 2,487,781 31,926,286 1,018,058 13,474 3,703,288
Large Cap Value, Class
R6
23,182,554 6,038,258 2,923,070 9,904 3,901,397 30,209,043 1,148,633 438,851 1,834,788
Quant International
Small Cap Equity,
Class R6
11,924,437 1,753,233 3,025,947 436,637 2,863,718 13,952,078 892,077 598,967 465,876
Quant Small Cap Equity,
Class R6
4,535,867 447,081 3,090,494 984,849 134,210 3,011,513 129,194 24,954 195,600
Quant Small/Mid Cap
Equity, Class R6
5,630,025 821,773 1,251,712 151,209 1,570,892 6,922,187 367,225 55,093 453,449
Small Cap Select,
Class R6
– 2,850,161 231,086 (3,916) 256,567 2,871,726 161,605 6,612 57,803
$242,993,621 $69,527,608 $63,113,077 $9,425,624 $32,925,070 $291,758,846
13,305,662
$3,973,115
$17,032,105

Notes to Financial Statements
(continued)
42
9. Subsequent Events
Investment Adviser and Sub-Adviser: On or about the close of business on July 31, 2026, the Adviser is expected to merge into
Nuveen Asset Management, LLC (“Nuveen Asset Management”). In connection with this merger, Nuveen Fund Advisors, LLC (“Nuveen
Fund Advisors”) will become the investment adviser and Nuveen Asset Management will become the sub-adviser to the Funds. The
Adviser, Nuveen Fund Advisors and Nuveen Asset Management are each wholly owned subsidiaries of Nuveen, LLC and, ultimately,
TIAA.
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
5/31/26
Shares at
5/31/26
Dividend
Income
Capital Gain
Distributions
Managed Allocation
Nuveen Funds:
Core Equity, Class R6
$ 51,545,159 $ 7,893,531 $ 14,849,931 $ 1,430,321 $ 4,437,511 $ 50,456,591 3,106,933 $ 419,592 $ 5,752,087
Core Plus Bond, Class
R6
344,040,780 59,924,767 31,995,511 (3,889,644) 7,663,425 375,743,817 40,841,719 17,156,484 –
Dividend Growth, Class
R6
51,125,917 13,947,240 5,191,661 (148,163) (166,247) 59,567,086 948,823 671,458 5,753,038
Dividend Value, Class
R6
50,953,270 9,715,008 12,041,179 323,319 7,603,801 56,554,219 3,388,509 796,245 3,049,610
Emerging Markets
Equity, Class R6
31,674,319 3,495,653 10,912,345 1,570,400 12,396,700 38,224,727 3,090,115 1,172,043 –
Growth Opportunities
ETF
59,830,037 788,048 17,371,744 5,203,430 10,572,548 59,022,319 1,346,005 – –
International Equity,
Class R6
79,725,108 8,909,121 46,081,477 14,116,624 (5,257,271) 51,412,105 3,056,605 1,532,345 4,080,611
International
Opportunities, Class
R6
47,936,578 14,213,996 9,019,965 (12,884) 6,022,619 59,140,344 3,320,626 1,182,950 2,495,387
International Value,
Class I
– 25,749,099 4,509,735 341,244 2,589,713 24,170,321 601,701 58,041 –
Large Cap Growth,
Class R6
59,975,251 11,307,702 14,733,275 2,260,107 3,994,635 62,804,420 2,002,692 27,699 7,612,686
Large Cap Value, Class
R6
50,870,100 9,273,023 8,981,366 428,733 7,746,911 59,337,401 2,256,175 900,817 3,766,224
Quant International
Small Cap Equity,
Class R6
26,156,251 3,346,268 8,646,645 1,579,234 5,254,006 27,689,114 1,770,404 1,229,966 956,666
Quant Small Cap Equity,
Class R6
9,938,274 705,712 7,063,059 2,582,537 (235,096) 5,928,368 254,327 51,042 400,082
Quant Small/Mid Cap
Equity, Class R6
12,345,716 1,520,830 3,821,447 583,777 2,982,552 13,611,428 722,092 112,961 929,723
Small Cap Select,
Class R6
– 5,614,412 487,968 8,221 513,828 5,648,493 317,867 13,440 118,843
$876,116,760 $176,404,410 $195,707,308 $26,377,256 $66,119,635 $949,310,753
67,024,593
$25,325,083
$34,914,957

Important Tax Information
43
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Net Long-Term
Capital Gains
16.1
Lifestyle Income $ 48,307
16.2
Lifestyle Conservative 7,793,909
16.3
Lifestyle Moderate 23,258,093
16.4
Lifestyle Growth 16,308,195
16.5
Lifestyle Aggressive Growth 15,924,304
18.1
Managed Allocation 40,172,703
Fund Percentage
16.1
Lifestyle Income 3.2%
16.2
Lifestyle Conservative 7.1
16.3
Lifestyle Moderate 12.9
16.4
Lifestyle Growth 21.8
16.5
Lifestyle Aggressive Growth 37.2
18.1
Managed Allocation 12.0
Fund Percentage
16.1
Lifestyle Income 6.1%
16.2
Lifestyle Conservative 13.8
16.3
Lifestyle Moderate 25.2
16.4
Lifestyle Growth 42.8
16.5
Lifestyle Aggressive Growth 73.5
18.1
Managed Allocation 23.4
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
16.1
Lifestyle Income $ 105,463 $ 0.01712 $ 12,078 $ 0.00196
16.2
Lifestyle Conservative 895,857 0.03836 102,679 0.00440
16.3
Lifestyle Moderate 2,494,197 0.06676 286,056 0.00766
16.4
Lifestyle Growth 1,836,787 0.10479 210,546 0.01201
16.5
Lifestyle Aggressive Growth 1,879,577 0.15565 215,547 0.01785
18.1
Managed Allocation 3,856,548 0.05696 442,554 0.00654

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers. Remuneration paid to trustees, officers and Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is included in the Statement of Operations under the line items “Trustees fees”, “Management fees” and “Administrative service fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Lifecycle Retirement Income Fund

Nuveen Lifecycle 2010 Fund

Nuveen Lifecycle 2015 Fund

Nuveen Lifecycle 2020 Fund

Nuveen Lifecycle 2025 Fund

Nuveen Lifecycle 2030 Fund

Nuveen Lifecycle 2035 Fund

Nuveen Lifecycle 2040 Fund

Nuveen Lifecycle 2045 Fund

Nuveen Lifecycle 2050 Fund

Nuveen Lifecycle 2055 Fund

Nuveen Lifecycle 2060 Fund

Nuveen Lifecycle 2065 Fund

Nuveen Lifecycle 2070 Fund

(collectively, the “Funds”)

I.	The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” or the “Adviser”). The Nuveen fund complex consists of the group of funds advised by TAL (the “TC Funds”), including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL,” and such funds, the “NFAL Funds”; the TC Funds and the NFAL Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each, an “Advisory Agreement”) with respect to each Fund covered by this report that was up for renewal. The Advisory Agreement of the Nuveen Lifecycle 2070 Fund was not up for renewal at the Meeting, and accordingly, the renewal discussion in this Section I would not be applicable to it.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by the Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting the Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Adviser; (b) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (c) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (d) a list of management fees; (e) an analysis of advisory fees compared to fees assessed to other types of clients; (f) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each applicable Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the Adviser in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

At its in-person meeting held on May 27-28, 2026 (the “May Meeting”), management proposed, among other things, an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into Nuveen Asset Management, LLC (“NAM”), anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, that NFAL would replace its affiliate, TAL, and become the investment adviser on behalf of the Funds pursuant to investment management agreements with NFAL (the “New Advisory Agreements”), and NAM would become the sub-adviser to the Funds pursuant to new sub-advisory agreements (the “New Sub-Advisory Agreements”). At the May Meeting, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Advisory Agreements and New Sub-Advisory Agreements is set forth in Section II below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund. The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so directly. In this regard, TAL and its investment teams manage the assets of the portfolios of the applicable Nuveen funds directly, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the funds. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and the Adviser

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Adviser, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026.

In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group (if any) and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium and high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each applicable Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the respective Advisory Agreement.

C.	Fees, Expenses and Profitability

 1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

Further, the Board considered that the separate administrative agreement pursuant to which TAL provides the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 with related savings.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each applicable Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class R6 shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. Further, with respect to the Funds investing in the fee-waived Class W shares of other funds (the “Fund of Funds”), the Board considered that peers in the Expense Universe and Expense Group generally would not reflect the Fund of Funds’ unique fee structure. The Board Members took these limitations and differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and NFAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and NFAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and NFAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Adviser employs to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure. The Board considered that the Funds do not have breakpoint schedules. The Funds have a unique management fee structure including an asset allocation fee and an underlying fund fee rate.

In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024. With respect to the TC Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of its clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Additional Fund-Specific Factors

For each applicable Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Lifecycle Retirement Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	First Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Second Quartile
Net Total Expense Ratio	First Quartile	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

Nuveen Lifecycle 2010 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	N/A	Second Quartile
Net Total Expense Ratio	N/A	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings. Expense Group quartile rankings were not available.

•• The Board considered that management had agreed to a temporary expense cap last year, the impact of which was not fully reflected in the comparative expense data.

Nuveen Lifecycle 2015 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Second Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	N/A	Second Quartile
Net Total Expense Ratio	N/A	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings. Expense Group quartile rankings were not available.

Nuveen Lifecycle 2020 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	N/A	Second Quartile
Net Total Expense Ratio	N/A	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings. Expense Group quartile rankings were not available.

Nuveen Lifecycle 2025 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Second Quartile	Second Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

Nuveen Lifecycle 2030 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Second Quartile	Second Quartile

Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

Nuveen Lifecycle 2035 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

Nuveen Lifecycle 2040 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

Nuveen Lifecycle 2045 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

Nuveen Lifecycle 2050 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

Nuveen Lifecycle 2055 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

Nuveen Lifecycle 2060 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Third Quartile
Net Total Expense Ratio	First Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

Nuveen Lifecycle 2065 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Second Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile
Net Total Expense Ratio	Second Quartile	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the small size of the set of peers in the Expense Group as well as a narrower set of peers in the Expense Universe as a result of the change in Broadridge methodology limiting some of the value of the quartile rankings.

G.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. With respect to each applicable Fund, the Board Members concluded that the terms of the respective Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreement be renewed for an additional one-year period.

II.	Subsequent Approvals of Advisory Agreements

The 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements (as applicable) of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds (including the Funds) and NAM would become sub-adviser to the TC Funds (including the Funds) as well as other existing funds currently sub-advised by TAL.

At its May Meeting, with respect to the Funds, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the Restructuring, its impact on the provision of services and the related New Advisory Agreements and New Sub-Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the applicable Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the approval of the New Advisory Agreements and New Sub-Advisory Agreements. Similarly, with respect to the Nuveen Lifecycle 2070 Fund, the Board recently approved its Advisory Agreement at a meeting of the Board held on August 4-6, 2025. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, NFAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of Advisory Agreements at the Meeting remained unchanged in all material respects.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and NFAL as a result of the Restructuring, any material conflicts of interest that may arise for NFAL as a result of the Restructuring, the terms of the New Advisory Agreements and New Sub-Advisory Agreements and any costs associated with the Restructuring.

In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements and applicable fee waivers. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory services to the Funds. The Board considered that TAL has provided administrative services to the Funds pursuant to separate administrative agreements; however, such administrative agreements were being phased out over a three-year period. NFAL will assume the responsibilities for the administrative services until the administrative service agreements are phased out and, thereafter, NFAL and/or its affiliates will continue to provide such services under the respective advisory agreements at no additional cost or under the administrative agreements without allocating expenses to the Funds. The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds.

The Board considered the terms of the New Advisory Agreements and New Sub-Advisory Agreements and the fees paid thereunder to NFAL and NAM, respectively. The Board considered that the fee rates would not change under the New Advisory Agreements and New Sub-Advisory Agreements and that NFAL would be responsible to pay NAM as the sub-adviser to the Funds under the respective New Sub-Advisory Agreement. The Funds would pay the same compensation rates to NFAL under the New Advisory Agreements as under the current Advisory Agreements with TAL.

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that NFAL and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each New Advisory Agreement and New Sub-Advisory Agreement were reasonable, that the fees of each of NFAL and NAM were reasonable in light of the services provided to each Fund and that each New Advisory Agreement and New Sub-Advisory Agreement be approved for a one-year period through July 31, 2027.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Lifecycle Index Retirement Income Fund

Nuveen Lifecycle Index 2010 Fund

Nuveen Lifecycle Index 2015 Fund

Nuveen Lifecycle Index 2020 Fund

Nuveen Lifecycle Index 2025 Fund

Nuveen Lifecycle Index 2030 Fund

Nuveen Lifecycle Index 2035 Fund

Nuveen Lifecycle Index 2040 Fund

Nuveen Lifecycle Index 2045 Fund

Nuveen Lifecycle Index 2050 Fund

Nuveen Lifecycle Index 2055 Fund

Nuveen Lifecycle Index 2060 Fund

Nuveen Lifecycle Index 2065 Fund

Nuveen Lifecycle Index 2070 Fund

(collectively, the “Funds”)

I.	The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” or the “Adviser”). The Nuveen fund complex consists of the group of funds advised by TAL (the “TC Funds”), including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL,” and such funds, the “NFAL Funds”; the TC Funds and the NFAL Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each, an “Advisory Agreement”) with respect to each Fund covered by this report that was up for renewal. The Advisory Agreement of the Nuveen Lifecycle Index 2070 Fund was not up for renewal at the Meeting, and accordingly, the renewal discussion in this Section I would not be applicable to it.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by the Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting the Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Adviser; (b) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (c) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (d) a list of management fees; (e) an analysis of advisory fees compared to fees assessed to other types of clients; (f) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each applicable Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the Adviser in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

At its in-person meeting held on May 27-28, 2026 (the “May Meeting”), management proposed, among other things, an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into Nuveen Asset Management, LLC (“NAM”), anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, that NFAL would replace its affiliate, TAL, and become the investment adviser on behalf of the Funds pursuant to investment management agreements with NFAL (the “New Advisory Agreements”), and NAM would become the sub-adviser to the Funds pursuant to new sub-advisory agreements (the “New Sub-Advisory Agreements”). At the May Meeting, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Advisory Agreements and New Sub-Advisory Agreements is set forth in Section II below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund. The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so directly. In this regard, TAL and its investment teams manage the assets of the portfolios of the applicable Nuveen funds directly, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the funds. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and the Adviser

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Adviser, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026.

In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group (if any) and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium and high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each applicable Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the respective Advisory Agreement.

C.	Fees, Expenses and Profitability

 1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

Further, the Board considered that the separate administrative agreement pursuant to which TAL provides the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 with related savings.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each applicable Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class R6 shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. Further, with respect to the Funds investing in the fee-waived Class W shares of other funds (the “Fund of Funds”), the Board considered that peers in the Expense Universe and Expense Group generally would not reflect the Fund of Funds’ unique fee structure. The Board Members took these limitations and differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and NFAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and NFAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and NFAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Adviser employs to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure. The Board considered that the Funds do not have breakpoint schedules. The Funds have a unique management fee structure including an asset allocation fee and an underlying fund fee rate.

In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024. With respect to the TC Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of its clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Additional Fund-Specific Factors

For each applicable Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Lifecycle Index Retirement Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile

Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Second Quartile	Third Quartile

Net Total Expense Ratio	Second Quartile	First Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the change in Broadridge methodology in creating the set of peers in the Expense Group and Expense Universe and a discussion of the composition of the peer sets limiting some of the value of the quartile rankings.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2010 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	First Quartile	First Quartile	Second Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	N/A	First Quartile

Net Total Expense Ratio	N/A	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group and Expense Universe and the narrow range of net expense ratios among the peers limiting some of the value of the quartile rankings. Expense Group quartile rankings were not available.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2015 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	N/A	Second Quartile

Net Total Expense Ratio	N/A	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group and Expense Universe and the narrow range of net expense ratios among the peers limiting some of the value of the quartile rankings. Expense Group quartile rankings were not available.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2020 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	First Quartile	First Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	N/A	Second Quartile

Net Total Expense Ratio	N/A	Third Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group and Expense Universe and the narrow range of net expense ratios among the peers limiting some of the value of the quartile rankings. Expense Group quartile rankings were not available.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2025 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	N/A	Third Quartile

Net Total Expense Ratio	N/A	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group and Expense Universe and the narrow range of net expense ratios among the peers limiting some of the value of the quartile rankings. Expense Group quartile rankings were not available.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2030 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Second Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group limiting some of the value of the quartile rankings.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2035 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	Second Quartile	Second Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Second Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group limiting some of the value of the quartile rankings.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2040 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	Second Quartile	Second Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Second Quartile	First Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group limiting some of the value of the quartile rankings.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2045 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	Second Quartile	First Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Second Quartile	First Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group limiting some of the value of the quartile rankings.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2050 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	First Quartile	Second Quartile	First Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Second Quartile	First Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group limiting some of the value of the quartile rankings.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2055 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	First Quartile	Second Quartile	First Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Second Quartile	First Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group limiting some of the value of the quartile rankings.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2060 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Third Quartile	Third Quartile

Net Total Expense Ratio	Second Quartile	First Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group limiting some of the value of the quartile rankings.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

Nuveen Lifecycle Index 2065 Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period

Performance Peer Group Quartile	Second Quartile	First Quartile	First Quartile

Performance Benchmark	Performed in line with	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe

Actual Management Fee Rate	Second Quartile	Second Quartile

Net Total Expense Ratio	Second Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the Expense Group and a discussion of the narrow range of net expense ratios among peers limiting some of the value of the quartile rankings.

•• The Board considered a discussion of the Fund’s positioning of its net expense ratio within the passive target-date marketplace.

G.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. With respect to each applicable Fund, the Board Members concluded that the terms of the respective Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Fund and that the Advisory Agreement be renewed for an additional one-year period.

II.	Subsequent Approvals of Advisory Agreements

The 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements (as applicable) of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds (including the Funds) and NAM would become sub-adviser to the TC Funds (including the Funds) as well as other existing funds currently sub-advised by TAL.

At its May Meeting, with respect to the Funds, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the Restructuring, its impact on the provision of services and the related New Advisory Agreements and New Sub-Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the applicable Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the approval of the New Advisory Agreements and New Sub-Advisory Agreements. Similarly, with respect to the Nuveen Lifecycle Index 2070 Fund, the Board recently approved its Advisory Agreement at a meeting of the Board held on August 4-6, 2025. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, NFAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of Advisory Agreements at the Meeting remained unchanged in all material respects.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and NFAL as a result of the Restructuring, any material conflicts of interest that may arise for NFAL as a result of the Restructuring, the terms of the New Advisory Agreements and New Sub-Advisory Agreements and any costs associated with the Restructuring.

In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements and applicable fee waivers. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory services to the Funds. The Board considered that TAL has provided administrative services to the Funds pursuant to separate administrative agreements; however, such administrative agreements were being phased out over a three-year period. NFAL will assume the responsibilities for the administrative services until the administrative service agreements are phased out and, thereafter, NFAL and/or its affiliates will continue to provide such services under the respective advisory agreements at no additional cost or under the administrative agreements without allocating expenses to the Funds. The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds.

The Board considered the terms of the New Advisory Agreements and New Sub-Advisory Agreements and the fees paid thereunder to NFAL and NAM, respectively. The Board considered that the fee rates would not change under the New Advisory Agreements and New Sub-Advisory Agreements and that NFAL would be responsible to pay NAM as the sub-adviser to the Funds under the respective New Sub-Advisory Agreement. The Funds would pay the same compensation rates to NFAL under the New Advisory Agreements as under the current Advisory Agreements with TAL.

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that NFAL and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each New Advisory Agreement and New Sub-Advisory Agreement were reasonable, that the fees of each of NFAL and NAM were reasonable in light of the services provided to each Fund and that each New Advisory Agreement and New Sub-Advisory Agreement be approved for a one-year period through July 31, 2027.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Lifestyle Income Fund

Nuveen Lifestyle Conservative Fund

Nuveen Lifestyle Moderate Fund

Nuveen Lifestyle Growth Fund

Nuveen Lifestyle Aggressive Growth Fund

Nuveen Managed Allocation Fund

(collectively, the “Funds”)

I.	The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” or the “Adviser”). The Nuveen fund complex consists of the group of funds advised by TAL (the “TC Funds”), including the Funds, and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL,” and such funds, the “NFAL Funds”; the TC Funds and the NFAL Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each, an “Advisory Agreement”) with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by the Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting the Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Adviser; (b) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (c) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (d) a list of management fees; (e) an analysis of advisory fees compared to fees assessed to other types of clients; (f) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (g) a description of portfolio manager compensation; (h) certain profitability and/or financial data; (i) a summary of the investments made in 2025 by the Adviser and/or its affiliates in technology enhancements; and (j) a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the Adviser in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

At its in-person meeting held on May 27-28, 2026 (the “May Meeting”), management proposed, among other things, an internal restructuring (the “Restructuring”) pursuant to which TAL would be merged into Nuveen Asset Management, LLC (“NAM”), anticipated to be effective on or about August 1, 2026. In connection with the Restructuring, it was proposed, in relevant part, that NFAL would replace its affiliate, TAL, and become the investment adviser on behalf of the Funds pursuant to investment management agreements with NFAL (the “New Advisory Agreements”), and NAM would become the sub-adviser to the Funds pursuant to new sub-advisory agreements (the “New Sub-Advisory Agreements”). At the May Meeting, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the New Advisory Agreements and New Sub-Advisory Agreements is set forth in Section II below.

A.	Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund. The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so directly. In this regard, TAL and its investment teams manage the assets of the portfolios of the applicable Nuveen funds directly, including conducting research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the funds. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services. The Board considered that certain non-investment and non-distribution services were provided by the Adviser or its affiliates pursuant to a separate administrative agreement; however, such administrative agreement was being phased out over a specified period with the administrative services for the funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B.	The Investment Performance of the Funds and the Adviser

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Adviser, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares for all Funds (other than Nuveen Managed Allocation Fund) and Class R6 shares for Nuveen Managed Allocation Fund; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the respective Advisory Agreement.

C.	Fees, Expenses and Profitability

 1. Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). With respect to Nuveen Managed Allocation Fund, the Board considered that the Adviser does not charge a management fee to such Fund; however, the Adviser may generate indirect earnings with respect to such Fund’s investment in underlying funds also managed by the Adviser. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund. Further, the Board considered that the separate administrative agreement pursuant to which the Adviser provides the Funds with certain administrative services also began to be phased out over a three-year period beginning on May 1, 2024 with related savings.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class A shares for the Nuveen Lifestyle Funds and Class R6 shares for Nuveen Managed Allocation Fund. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds. As noted, the Board considered that the Adviser does not charge a management fee to Nuveen Managed Allocation Fund under the applicable Advisory Agreement. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3. Profitability of the Adviser

In considering the costs of services to be provided and profits to be realized by the Adviser from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and NFAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and NFAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and NFAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D.	Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Adviser employs to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure. The Board considered that the Funds do not have breakpoint schedules.

In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. Further, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E.	Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024. With respect to the TC Funds, the Board Members considered that the Adviser or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was being phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of its clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F.	Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Lifestyle Income Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Fourth Quartile	Third Quartile

Performance Benchmark	Underperformed	Outperformed	Outperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile

Net Total Expense Ratio	First Quartile	First Quartile

•• In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation.

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the change in Broadridge methodology in creating the set of peers in the Expense Group and Expense Universe and a discussion of the composition of the peer sets limiting some of the value of the quartile rankings.

Nuveen Lifestyle Conservative Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	First Quartile

Performance Benchmark	Underperformed	Performed in line with	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile

Net Total Expense Ratio	First Quartile	First Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the change in Broadridge methodology in creating the set of peers in the Expense Group and Expense Universe and a discussion of the composition of the peer sets limiting some of the value of the quartile rankings.

Nuveen Lifestyle Moderate Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	First Quartile	Second Quartile

Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile

Net Total Expense Ratio	First Quartile	First Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the change in Broadridge methodology in creating the set of peers in the Expense Group and Expense Universe and a discussion of the composition of the peer sets limiting some of the value of the quartile rankings.

Nuveen Lifestyle Growth Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	First Quartile	Third Quartile

Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile

Net Total Expense Ratio	Second Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the change in Broadridge methodology in creating the set of peers in the Expense Group and Expense Universe and a discussion of the composition of the peer sets limiting some of the value of the quartile rankings.

Nuveen Lifestyle Aggressive Growth Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	First Quartile	Second Quartile

Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	Second Quartile	Second Quartile

Net Total Expense Ratio	Second Quartile	Second Quartile

•• In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered the change in Broadridge methodology in creating the set of peers in the Expense Group and Expense Universe and a discussion of the composition of the peer sets limiting some of the value of the quartile rankings.

Nuveen Managed Allocation Fund

Relative Net Performance

	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	First Quartile	Second Quartile

Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses

	Expense Group	Expense Universe
Actual Management Fee Rate	First Quartile	First Quartile

Net Total Expense Ratio	Second Quartile	First Quartile

•• The Board considered that the Adviser does not charge a contractual management fee to the Fund, and the Fund’s actual management fee was zero after fee waivers/reimbursements.

G.	Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II.	Subsequent Approvals of Advisory Agreements

The 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed to reset the annual review schedule for the advisory and sub-advisory agreements (as applicable) of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline. In addition to the new review schedule, management also proposed the internal Restructuring pursuant to which TAL would be merged into NAM. In conjunction with the Restructuring, it was proposed that NFAL would become investment adviser to the TC Funds (including the Funds) and NAM would become sub-adviser to the TC Funds (including the Funds) as well as other existing funds currently sub-advised by TAL.

At its May Meeting, with respect to the Funds, the Board approved the New Advisory Agreements and New Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the Restructuring, its impact on the provision of services and the related New Advisory Agreements and New Sub-Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the approval of the New Advisory Agreements and New Sub-Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser, NFAL and NAM and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects.

The Board Members also received materials which, among other things, outlined the Restructuring, any anticipated changes in the services provided to the Nuveen funds, any anticipated changes to the fees charged to the Funds under the current Advisory Agreements, any benefits to the Nuveen funds and NFAL as a result of the Restructuring, any material conflicts of interest that may arise for NFAL as a result of the Restructuring, the terms of the New Advisory Agreements and New Sub-Advisory Agreements and any costs associated with the Restructuring.

In evaluating the services to be provided following the Restructuring, the Board considered that the Restructuring was not anticipated to result in (a) any changes to the services provided to the Funds; (b) any changes to the personnel who provide portfolio management services to the Funds; (c) any changes to the investment philosophy, strategies, process or guidelines of the Funds; (d) any changes to the investment, analyst, trading, operational, administrative, legal or compliance resources currently being used with respect to the Funds; (e) any adverse changes to the nature, level or quality of actual investment advisory and other services provided to the Funds under the current agreements; or (f) any changes to the fees charged to the Funds under the current agreements and applicable fee waivers. The Board further considered that there were no anticipated changes to the senior leadership responsible for the overseeing and providing of advisory services to the Funds. The Board considered that TAL has provided administrative services to the Funds pursuant to separate administrative agreements; however, such administrative agreements were being phased out over a three-year period. NFAL will assume the responsibilities for the administrative services until the administrative service agreements are phased out and, thereafter, NFAL and/or its affiliates will continue to provide such services under the respective advisory agreements at no additional cost or under the administrative agreements without allocating expenses to the Funds. The Board considered that there is no anticipated change to the personnel providing services to the Funds as the compliance, operational and portfolio management teams of Nuveen were already consolidated in all material respects with respect to the management of the funds whether a fund was advised by TAL or NFAL. After consideration of the foregoing, the Board Members considered that there would be no diminution of the nature, quality or extent of services provided to the Funds.

The Board considered the terms of the New Advisory Agreements and New Sub-Advisory Agreements and the fees paid thereunder to NFAL and NAM, respectively. The Board considered that the fee rates would not change under the New Advisory Agreements and New Sub-Advisory Agreements and that NFAL would be responsible to pay NAM as the sub-adviser to the Funds under the respective New Sub-Advisory Agreement. The Funds would pay the same compensation rates to NFAL under the New Advisory Agreements as under the current Advisory Agreements with TAL.

In addition, the Board considered the various benefits that the funds may derive from the Restructuring, including from enhanced operational efficiencies and streamlined processes, and a simplified and more transparent advisory relationship pursuant to which the funds would work with a single advisory entity helping to make oversight and governance more efficient. The Board considered that NFAL and its affiliates may also benefit through more operational efficiencies and reduced redundancies and the consolidation of certain services and systems which may lead to cost savings. Other than the benefits noted, the Board considered that management does not believe there are any material conflicts of interest that may arise for Nuveen with respect to the funds as a result of the Restructuring. The Board considered that the costs of the Restructuring would be borne by Nuveen.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each New Advisory Agreement and New Sub-Advisory Agreement were reasonable, that the fees of each of NFAL and NAM were reasonable in light of the services provided to each Fund and that each New Advisory Agreement and New Sub-Advisory Agreement be approved for a one-year period through July 31, 2027.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: August 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: August 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)